UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑07873
Nuveen Municipal Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2026

Nuveen All‑American Municipal Bond Fund
Class A Shares/FLAAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$79	0.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 2.89% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.89%	(0.56)%	1.78%

Class A Shares at maximum sales charge (Offering Price)	(1.46)%	(1.41)%	1.34%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q889_AR_0326 5366873

4

Annual Shareholder Report March 31, 2026

Nuveen All‑American Municipal Bond Fund
Class C Shares/FACCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$160	1.58%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 2.08% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.08%	(1.35)%	1.12%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q665_AR_0326 5366873

4

Annual Shareholder Report March 31, 2026

Nuveen All‑American Municipal Bond Fund
Class R6 Shares/FAAWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$56	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 3.14% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	3.14%	(0.34)%	1.68%

S&P Municipal Bond Index	4.32%	1.08%	2.03%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.68%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q566_AR_0326 5366873

3

Annual Shareholder Report March 31, 2026

Nuveen All‑American Municipal Bond Fund
Class I Shares/FAARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.58%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 3.02% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.02%	(0.35)%	1.98%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q855_AR_0326 5366873

4

Annual Shareholder Report March 31, 2026

Nuveen Intermediate Duration Municipal Bond Fund
Class A Shares/NMBAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Intermediate Duration Municipal Bond Fund returned 3.96% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 4.71%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an overweight to the housing, airport and health care bond sectors.

•
Security selection in the housing and industrial development revenue bond sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to short-duration bonds.

•
Security selection in the transportation, tobacco and tax‑supported sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.96%	0.91%	2.03%

Class A Shares at maximum sales charge (Offering Price)	0.84%	0.29%	1.72%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Intermediate Index	4.71%	1.18%	2.19%

Lipper Intermediate Municipal Debt Funds Classification Average	4.24%	1.05%	1.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$8,758,140,977

Total number of portfolio holdings	1,901

Portfolio turnover (%)	24%

Total management fees paid for the year	$ 31,282,013

What did the Fund invest in? (as of March 31, 2026)

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q202_AR_0326 5366881

3

Annual Shareholder Report March 31, 2026

Nuveen Intermediate Duration Municipal Bond Fund
Class C Shares/NNCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$145	1.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Intermediate Duration Municipal Bond Fund returned 3.11% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 4.71%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an overweight to the housing, airport and health care bond sectors.

•
Security selection in the housing and industrial development revenue bond sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to short-duration bonds.

•
Security selection in the transportation, tobacco and tax‑supported sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.11%	0.11%	1.37%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Intermediate Index	4.71%	1.18%	2.19%

Lipper Intermediate Municipal Debt Funds Classification Average	4.24%	1.05%	1.87%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$8,758,140,977

Total number of portfolio holdings	1,901

Portfolio turnover (%)	24%

Total management fees paid for the year	$ 31,282,013

What did the Fund invest in? (as of March 31, 2026)

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q640_AR_0326 5366881

4

Annual Shareholder Report March 31, 2026

Nuveen Intermediate Duration Municipal Bond Fund
Class I Shares/NUVBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Intermediate Duration Municipal Bond Fund returned 4.16% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 4.71%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an overweight to the housing, airport and health care bond sectors.

•
Security selection in the housing and industrial development revenue bond sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to short-duration bonds.

•
Security selection in the transportation, tobacco and tax‑supported sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.16%	1.11%	2.23%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Intermediate Index	4.71%	1.18%	2.19%

Lipper Intermediate Municipal Debt Funds Classification Average	4.24%	1.05%	1.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$8,758,140,977

Total number of portfolio holdings	1,901

Portfolio turnover (%)	24%

Total management fees paid for the year	$ 31,282,013

What did the Fund invest in? (as of March 31, 2026)

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q400_AR_0326 5366881

3

Annual Shareholder Report March 31, 2026

Nuveen Limited Term Municipal Bond Fund
Class A Shares/FLTDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Limited Term Municipal Bond Fund returned 3.53% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short-Intermediate Index, which returned 3.86%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, tobacco settlement and airport bonds.

•
Security selection in the housing, tobacco and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation and tax‑supported sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.53%	1.25%	1.71%

Class A Shares at maximum sales charge (Offering Price)	0.93%	0.74%	1.45%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short-Intermediate Index	3.86%	1.38%	1.82%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	3.77%	1.23%	1.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,604,914,558

Total number of portfolio holdings	1,049

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 16,267,760

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q848_AR_0326 5366890

3

Annual Shareholder Report March 31, 2026

Nuveen Limited Term Municipal Bond Fund
Class C Shares/FAFJX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$145	1.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Limited Term Municipal Bond Fund returned 2.69% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short-Intermediate Index, which returned 3.86%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, tobacco settlement and airport bonds.

•
Security selection in the housing, tobacco and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation and tax‑supported sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.69%	0.45%	1.07%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short-Intermediate Index	3.86%	1.38%	1.82%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	3.77%	1.23%	1.50%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,604,914,558

Total number of portfolio holdings	1,049

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 16,267,760

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q632_AR_0326 5366890

3

Annual Shareholder Report March 31, 2026

Nuveen Limited Term Municipal Bond Fund
Class I Shares/FLTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Limited Term Municipal Bond Fund returned 3.62% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the S&P Municipal Bond Short-Intermediate Index, which returned 3.86%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, tobacco settlement and airport bonds.

•
Security selection in the housing, tobacco and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation and tax‑supported sectors.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.62%	1.44%	1.91%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short-Intermediate Index	3.86%	1.38%	1.82%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	3.77%	1.23%	1.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$4,604,914,558

Total number of portfolio holdings	1,049

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 16,267,760

What did the Fund invest in? (as of March 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q822_AR_0326 5366890

3

Annual Shareholder Report March 31, 2026

Nuveen High Yield Municipal Bond Fund
Class A Shares/NHMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$193	1.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 2.72% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.72%	0.40%	3.06%

Class A Shares at maximum sales charge (Offering Price)	(1.62)%	(0.46)%	2.62%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Yield Index	3.63%	1.69%	3.83%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q749_AR_0326 5366830

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Municipal Bond Fund
Class C Shares/NHCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$273	2.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 1.96% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.96%	(0.40)%	2.40%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Yield Index	3.63%	1.69%	3.83%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q624_AR_0326 5366830

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Municipal Bond Fund
Class R6 Shares/NHMFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$168	1.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 2.98% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	2.98%	0.63%	2.91%

S&P Municipal Bond Index	4.32%	1.08%	2.03%

S&P Municipal Yield Index	3.63%	1.69%	3.46%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.30%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q558_AR_0326 5366830

4

Annual Shareholder Report March 31, 2026

Nuveen High Yield Municipal Bond Fund
Class I Shares/NHMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$172	1.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 2.87% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.87%	0.60%	3.26%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Yield Index	3.63%	1.69%	3.83%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q772_AR_0326 5366830

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration High Yield Municipal Bond Fund
Class A Shares/NVHAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$88	0.87%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration High Yield Municipal Bond Fund returned 2.25% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Short Duration Yield Index, which returned 3.25%.

•
Top contributors to relative performance

•
The Fund’s yield component of its total return.

•
An overweight to the utility bond sector and an underweight to the industrial development revenue bond sector.

•
Duration positioning.

•
Tender option bonds, which added incremental yield without adding any meaningful increase in duration.

•
Top detractors from relative performance

•
An underweight to Puerto Rico bonds.

•
An underweight to the housing bond sector.

•
An overweight to non‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.25%	2.07%	2.97%

Class A Shares at maximum sales charge (Offering Price)	(0.31)%	1.55%	2.71%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Short Duration Municipal Yield Index	3.25%	2.24%	3.38%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$6,421,508,663

Total number of portfolio holdings	2,784

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 29,297,605

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio Manager Update: Effective May 9, 2025, Dan Close was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q673_AR_0326 5366840

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration High Yield Municipal Bond Fund
Class C Shares/NVCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$168	1.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration High Yield Municipal Bond Fund returned 1.51% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Short Duration Yield Index, which returned 3.25%.

•
Top contributors to relative performance

•
The Fund’s yield component of its total return.

•
An overweight to the utility bond sector and an underweight to the industrial development revenue bond sector.

•
Duration positioning.

•
Tender option bonds, which added incremental yield without adding any meaningful increase in duration.

•
Top detractors from relative performance

•
An underweight to Puerto Rico bonds.

•
An underweight to the housing bond sector.

•
An overweight to non-rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	1.51%	1.26%	2.32%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Short Duration Municipal Yield Index	3.25%	2.24%	3.38%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$6,421,508,663

Total number of portfolio holdings	2,784

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 29,297,605

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Portfolio Manager Update: Effective May 9, 2025, Dan Close was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q616_AR_0326 5366840

4

Annual Shareholder Report March 31, 2026

Nuveen Short Duration High Yield Municipal Bond Fund
Class I Shares/NVHIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration High Yield Municipal Bond Fund returned 2.55% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Short Duration Yield Index, which returned 3.25%.

•
Top contributors to relative performance

•
The Fund’s yield component of its total return.

•
An overweight to the utility bond sector and an underweight to the industrial development revenue bond sector.

•
Duration positioning.

•
Tender option bonds, which added incremental yield without adding any meaningful increase in duration.

•
Top detractors from relative performance

•
An underweight to Puerto Rico bonds.

•
An underweight to the housing bond sector.

•
An overweight to non‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.55%	2.27%	3.17%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Short Duration Municipal Yield Index	3.25%	2.24%	3.38%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$6,421,508,663

Total number of portfolio holdings	2,784

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 29,297,605

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•	Portfolio Manager Update: Effective May 9, 2025, Dan Close was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q699_AR_0326 5366840

4

Annual Shareholder Report March 31, 2026

Nuveen Strategic Municipal Opportunities Fund
Class A Shares/NSAOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.85%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Municipal Opportunities Fund returned 2.86% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to nursing home, health care, incremental-tax and appropriation bonds.

•
Certain individual securities, led by Puerto Rico contingent value instruments, Georgia Express Lanes toll-road, and Colorado Education & Cultural Facilities bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax-supported bonds.

•
Interest rate hedges held for a portion of the reporting period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	2.86%	0.61%	2.94%

Class A Shares at maximum sales charge (Offering Price)	(0.23)%	0.00%	2.63%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,113,935,075

Total number of portfolio holdings	719

Portfolio turnover (%)	60%

Total management fees paid for the year	$ 5,221,662

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q590_AR_0326 5366862

4

Annual Shareholder Report March 31, 2026

Nuveen Strategic Municipal Opportunities Fund
Class C Shares/NSCOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$167	1.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Municipal Opportunities Fund returned 1.94% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to nursing home, health care, incremental-tax and appropriation bonds.

•
Certain individual securities, led by Puerto Rico contingent value instruments, Georgia Express Lanes toll-road, and Colorado Education & Cultural Facilities bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax-supported bonds.

•
Interest rate hedges held for a portion of the reporting period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	1.94%	(0.20)%	2.27%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,113,935,075

Total number of portfolio holdings	719

Portfolio turnover (%)	60%

Total management fees paid for the year	$ 5,221,662

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q582_AR_0326 5366862

4

Annual Shareholder Report March 31, 2026

Nuveen Strategic Municipal Opportunities Fund
Class I Shares/NSIOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Municipal Opportunities Fund returned 3.00% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to nursing home, health care, incremental-tax and appropriation bonds.

•
Certain individual securities, led by Puerto Rico contingent value instruments, Georgia Express Lanes toll-road, and Colorado Education & Cultural Facilities bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax-supported bonds.

•
Interest rate hedges held for a portion of the reporting period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2016 through March 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	3.00%	0.81%	3.14%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of March 31, 2026)

Fund net assets	$1,113,935,075

Total number of portfolio holdings	719

Portfolio turnover (%)	60%

Total management fees paid for the year	$ 5,221,662

What did the Fund invest in? (as of March 31, 2026)

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065Q574_AR_0326 5366862

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Municipal Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2026	$350,281	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2025	$368,198	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2026	$0	$0	$11,629,068	$11,629,068
March 31, 2025	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen
Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund,
Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond
Fund and Nuveen Short Term Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen
Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term
Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments March 31, 2026
All-American
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 102.2%
27,444,780 EXCHANGE-TRADED FUNDS - 0.8% 27,444,780
1,100,000 (a) Nuveen Municipal Income ETF $ 27,444,780
TOTAL EXCHANGE-TRADED FUNDS
(Cost $27,729,750) 27,444,780
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3533589293 MUNICIPAL BONDS - 101.4% 3533589293
ALABAMA - 2.1%
$ 1,400,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.500% 09/01/45 1,511,145
1,540,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.750 09/01/50 1,651,990
1,790,000 (b),(c) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4.625 06/01/55 1,791,311
2,800,000 (b),(c) Baldwin County Industrial Development Authority,
Alabama,Solid Waste Disposal Revenue Bonds, Novelis
Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4.300 03/01/56 2,716,721
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/38 3,478,780
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/43 3,318,994
10,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5.250 01/01/54 10,610,253
24,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 24,446,902
2,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 2,042,808
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5.000 02/01/41 4,219,748
440,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 308,742
11,250,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 11,499,877
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4.000 09/01/48 5,310,703
TOTAL ALABAMA 72,907,974
ARIZONA - 2.5%
2,890,000 (d) Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/43 3,137,716
2,250,000 (d) Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/44 2,421,675
330,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/41 365,104
450,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/42 494,536
545,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/44 589,206
700,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/45 749,753
700,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5.000 06/01/46 743,767
1,220,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5.000 06/01/31 1,231,757
2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000 07/01/51 1,713,597

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 19,560,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000% 12/01/51 $ 11,526,583
940,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2026A
5.000 11/01/42 993,534
755,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2026A
5.000 11/01/43 795,206
875,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2026A
5.000 11/01/44 912,618
7,685,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5.000 07/01/40 8,600,438
7,740,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5.000 07/01/39 8,719,074
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/35 1,035,898
2,235,000 (b) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory
Put 5/15/28)
5.000 01/01/53 2,323,315
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/35 6,692,295
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5.500 07/01/39 7,144,548
3,500,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4.000 06/15/41 2,994,567
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.250 12/01/28 1,042,067
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/32 14,004,190
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/37 7,393,002
TOTAL ARIZONA 85,624,446
ARKANSAS - 0.7%
19,400,000 (b),(c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026B, (AMT), (Mandatory Put
3/03/36)
4.250 09/01/46 19,286,535
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5.000 09/01/40 5,596,473
TOTAL ARKANSAS 24,883,008
CALIFORNIA - 16.0%
345,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/43 384,362
410,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/44 452,453
950,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5.000 10/01/40 1,012,096
21,445,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5.000 02/01/55 22,711,289
2,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5.000 01/01/55 2,043,210
9,275,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5.000 11/01/55 9,466,725

Portfolio of Investments March 31, 2026
(continued)
All-American
4
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 9,500,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000% 10/01/55 $ 9,596,098
2,630,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 1,673,052
25,260,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5.000 02/01/50 19,980,660
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 5,015,456
9,810,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5.000 12/01/32 10,719,320
1,335,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5.000 12/01/35 1,475,767
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/42 1,607,417
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5.000 10/01/44 485,288
2,120,000 California Infrastructure and Economic Development Bank,
Lease Revenue Bonds, California State Teachers Retirement
System Headquarters Expansion, Green Bond-Climate Bond
Certified Series 2019
5.000 08/01/44 2,204,768
2,200,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/36 2,172,870
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5.000 10/01/31 1,021,823
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/42 14,252,883
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/47 991,209
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/37 14,279,845
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/38 27,599,715
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.000 11/01/30 1,005,809
1,040,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.250 11/01/31 1,047,089
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/42 10,672,608
8,835,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 07/01/30 8,862,521
14,225,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 07/01/37 14,245,842
1,450,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5.000 10/15/37 1,453,576
415,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5.000 11/15/46 383,982
810,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5.000 11/15/51 716,689
1,805,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6.375 06/01/59 1,642,662
1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5.000 07/01/49 1,001,785
2,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5.000 07/01/59 1,945,741
525,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000 07/01/54 482,835

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000% 07/01/64 $ 906,999
1,515,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5.000 11/01/46 1,617,648
11,230,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5.000 10/01/39 12,137,011
3,195,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 08/01/45 3,450,486
1,425,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/39 1,595,650
4,490,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/42 4,970,917
4,105,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/43 4,515,404
1,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/44 1,091,076
2,245,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/45 2,424,520
10,885,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/43 12,038,161
11,210,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/44 12,291,603
7,685,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/45 8,335,837
3,200,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/46 3,443,579
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/47 5,005,795
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/50 1,740,867
3,800,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 3,283,076
23,265,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018C, (AMT)
5.000 05/15/44 23,400,598
3,125,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/40 3,394,828
7,190,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/41 7,756,835
6,250,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/42 6,701,024
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/43 5,326,741
5,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/44 5,953,562
6,230,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/45 6,546,982
6,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/46 6,790,292
2,610,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000 07/01/43 2,780,559
2,450,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000 07/01/45 2,574,656
24,715,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.000 05/01/47 25,845,338
6,640,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.250 05/01/50 7,002,591

Portfolio of Investments March 31, 2026
(continued)
All-American
6
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7.000% 11/01/34 $ 3,314,522
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.500 11/01/39 2,965,966
4,460,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
7.000 11/01/34 5,279,559
1,500,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure S, Series 2025A
5.000 08/01/50 1,563,707
2,250,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure T, Series 2025A
5.000 08/01/50 2,345,561
1,950,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5.000 07/15/38 2,205,534
400,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5.000 07/15/39 449,510
5,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5.000 08/01/50 5,220,612
13,685,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5.000 08/01/54 14,172,705
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0.000 08/01/41 2,950,798
400,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/39 229,554
750,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/40 406,664
1,000,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/43 454,794
1,000,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/44 427,465
1,250,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/45 501,955
3,400,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/48 1,140,297
3,275,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/50 981,510
15,000,000 (e) Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
0.000 08/01/41 18,882,706
21,750,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2024
Measure D Series 2025A
5.000 08/01/50 22,656,873
635,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5.900 09/01/37 640,273
6,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/42 6,550,762
3,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/47 3,020,222
11,715,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5.000 05/01/46 11,715,416
5,000,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4.000 10/01/42 4,843,729
4,500,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5.000 02/01/46 4,609,919
4,735,000 (b) San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3.350 08/01/29 4,786,890
2,100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/44 2,101,030

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5.000% 08/01/47 $ 1,061,838
985,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/47 1,045,910
3,395,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/48 3,585,496
3,300,000 Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, 2022 Election, Series
2025A - BAM Insured
5.000 08/01/49 3,470,103
275,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 280,281
12,860,000 University of California, General Revenue Bonds, Series
2025CD
5.000 05/15/36 14,829,651
3,945,000 University of California, General Revenue Bonds, Series
2025CD
5.000 05/15/40 4,401,290
2,480,000 University of California, General Revenue Bonds, Series
2025CD
5.250 05/15/40 2,933,226
7,810,000 University of California, General Revenue Bonds, Series
2025CD
5.500 05/15/40 9,098,166
4,895,000 University of California, General Revenue Bonds, Series
2025CE
5.000 11/15/41 5,461,978
5,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5.750 08/01/31 5,048,061
2,485,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/26 2,462,350
1,405,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/28 1,314,049
2,920,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/29 2,646,841
TOTAL CALIFORNIA 557,587,853
COLORADO - 3.9%
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,018,480
2,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 1,973,616
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 498,911
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 2,066,096
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 1,319,778
575,000 (c) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6.750 12/01/49 589,644
500,000 (f) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 350,859
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6.500 12/15/54 984,923
9,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 8,852,004
1,780,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5.250 12/01/50 1,867,058

Portfolio of Investments March 31, 2026
(continued)
All-American
8
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500% 07/01/38 $ 2,067,505
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7.350 08/01/43 3,045,227
6,680,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 6,981,824
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5.000 01/01/37 1,400,771
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4.000 08/01/39 2,473,224
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/45 1,341,572
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 1,750,337
1,000,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5.000 12/01/39 1,001,064
1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6.125 12/15/54 959,446
8,117,270 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 5,298,451
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/28 2,982,385
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/33 5,037,020
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 18,196
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 347,641
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 16,390
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 19,683
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/27 9,528,898
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 1,336,914
845,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5.875 12/01/50 853,752
2,900,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 2,937,758
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5.000 12/01/49 1,921,471
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5.375 12/01/54 987,000
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 1,735,238
20,250,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/39 17,626,936

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,250,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5.000% 12/15/41 $ 4,252,140
760,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5.125 12/15/42 754,989
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5.875 12/15/46 523,579
2,417,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 2,376,482
1,415,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 1,480,536
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 3,646,552
2,380,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 2,270,665
3,555,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 3,484,228
2,600,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 1,654,690
3,157,711 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 3,086,636
500,000 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/40 500,754
1,000,000 (c),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 733,178
1,500,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6.250 12/01/55 1,500,089
2,621,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3.250 12/15/50 2,263,522
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 501,446
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 2,002,780
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 4,924,307
7,740,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 5,086,272
2,200,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 2,200,114
3,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 2,253,122
TOTAL COLORADO 136,686,153
CONNECTICUT - 0.5%
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/36 2,471,244
5,630,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/38 5,421,913
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/41 5,003,811

Portfolio of Investments March 31, 2026
(continued)
All-American
10
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 2,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4.000% 05/01/36 $ 2,559,165
2,550,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4.000 05/01/39 2,572,297
TOTAL CONNECTICUT 18,028,430
DELAWARE - 0.6%
12,395,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4.000 10/01/45 12,205,189
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/43 8,549,643
970,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.600 07/01/44 967,688
TOTAL DELAWARE 21,722,520
DISTRICT OF COLUMBIA - 1.0%
11,935,000 Delaware State Housing Authority, District Of Columbia,Senior
Single Family Mortgage Revenue Bonds, Series 2024C.
5.000 10/01/37 13,340,030
1,320,000 District of Columbia, General Obligation Bonds, Series 2026A 5.000 06/01/42 1,450,638
5,170,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4.000 03/01/37 5,216,300
7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5.000 06/01/50 6,469,763
1,500,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4.000 10/01/37 1,480,398
2,890,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/53 2,388,489
3,745,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0.000 10/01/31 3,105,440
TOTAL DISTRICT OF COLUMBIA 33,451,058
FLORIDA - 6.6%
1,450,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5.000 11/15/28 1,451,560
610,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
5.300 05/01/45 606,750
325,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 325,276
8,605,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5.000 09/01/44 8,812,736
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4.000 09/01/38 3,496,384
245,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/40 239,617
7,910,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/50 7,045,110
3,470,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/55 3,009,460
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4.750 07/01/40 1,149,008
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5.000 07/01/50 1,034,296
565,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/39 548,613

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 610,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000% 06/15/49 $ 546,582
2,290,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.125 08/15/39 2,272,964
300,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5.000 05/01/26 300,401
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5.250 05/01/44 1,237,715
1,500,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.125 06/15/44 1,500,496
5,820,000 (c),(d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4.500 07/01/32 5,796,777
20,050,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 4,157,765
6,100,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5.000 07/01/44 5,936,130
8,230,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5.250 07/01/53 7,994,539
25,125,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 17,336,250
1,270,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.000 06/01/44 1,258,064
6,500,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/43 7,086,472
7,095,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/45 7,606,961
1,650,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.250 11/01/34 1,722,768
3,750,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.250 11/01/35 3,886,725
1,330,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.500 11/01/37 1,386,623
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/37 1,006,956
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/38 1,037,258
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/39 1,559,803
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/40 2,026,150
250,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.250 06/15/27 250,140
740,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.500 06/15/32 740,514
1,375,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.750 06/15/42 1,375,093

Portfolio of Investments March 31, 2026
(continued)
All-American
12
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,375,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000% 02/01/42 $ 2,507,458
5,025,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/43 5,272,841
2,205,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/44 2,295,997
6,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5.500 01/01/49 6,667,871
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5.000 10/01/38 12,203,718
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/37 1,854,424
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5.000 07/01/45 10,412,156
295,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4.750 05/01/31 297,391
250,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 252,011
575,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 571,851
1,950,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/41 2,171,559
2,400,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/42 2,655,764
2,460,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/43 2,704,443
1,935,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/44 2,109,890
3,000,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/45 3,239,954
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5.000 03/15/42 5,173,078
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5.000 07/01/41 5,092,667
1,685,000 School Board of Lee County, Florida, Certificates of
Participation, Series 2023A
5.000 08/01/38 1,828,226
4,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.250 11/15/39 4,428,926
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.500 11/15/49 937,987
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4.000 05/01/44 2,383,428
4,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4.000 08/15/42 4,289,560
18,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5.000 08/15/42 18,790,941
2,965,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5.000 08/15/42 3,018,798
2,030,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/37 2,192,233
1,200,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/39 1,284,431

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,215,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000% 03/01/40 $ 2,350,384
1,000,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.250 03/01/41 1,074,121
2,250,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.250 03/01/42 2,404,133
2,635,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4.000 05/01/40 2,556,282
13,000,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5.000 06/01/40 12,999,845
TOTAL FLORIDA 231,764,324
GEORGIA - 1.5%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 3,418,901
1,650,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 1,685,184
2,500,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 1,125,000
1,000,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 450,000
7,300,000 Columbia County School District, Georgia, General Obligation
Bonds, Series 2026
5.000 10/01/38 8,219,499
4,835,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5.250 10/01/49 4,907,102
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4.000 04/01/42 5,155,297
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5.500 09/15/28 1,049,543
17,600,000 (b),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 17,565,011
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4.000 07/01/39 4,305,812
615,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5.250 06/01/40 649,578
2,735,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.000 06/01/50 2,665,710
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.250 06/01/61 989,885
TOTAL GEORGIA 52,186,522
GUAM - 0.2%
1,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/37 1,365,200
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/39 1,077,917
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/40 803,803
1,055,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5.250 07/01/41 1,126,724
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5.500 07/01/45 1,063,145
TOTAL GUAM 5,436,789
HAWAII - 0.0%
1,400,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/34 1,423,028
TOTAL HAWAII 1,423,028

Portfolio of Investments March 31, 2026
(continued)
All-American
14
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 303,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875% 09/01/53 $ 306,822
1,000,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5.500 09/01/53 980,758
1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 1,427,739
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/36 4,365,148
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4.000 07/15/38 1,292,423
2,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5.000 12/01/38 1,992,536
2,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.625 11/01/43 2,520,335
TOTAL IDAHO 12,885,761
ILLINOIS - 9.0%
6,350,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/41 6,899,774
2,750,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/41 2,988,091
4,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/42 5,366,831
2,410,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/42 2,612,942
1,375,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/44 1,468,636
1,550,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/45 1,643,439
325,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/46 339,924
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 1,275,085
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4.000 12/01/50 1,900,766
7,215,000 (g) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6.000 01/01/38 7,281,913
1,190,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/38 1,190,134
6,000,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5.000 01/01/30 6,220,418
3,210,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured, (AMT)
5.000 01/01/31 3,463,954
1,310,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/33 1,431,400
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5.000 11/01/37 482,307
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4.125 05/15/47 4,722,836
5,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 4,802
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/42 658,509
220,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5.125 10/01/35 223,146
855,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6.000 10/01/45 865,443
760,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6.125 10/01/50 761,385
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5.000 12/01/40 10,853,293

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5.000% 08/15/47 $ 12,431,467
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/45 10,714,879
1,965,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/40 2,086,672
1,720,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/41 1,827,324
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4.000 08/15/41 13,878,910
8,725,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5.000 10/01/48 8,752,945
450,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5.250 04/01/49 469,322
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5.250 06/15/31 7,457,390
10,105,000 Illinois State, General Obligation Bonds, December Series
2023C
5.000 12/01/47 10,139,757
4,725,000 Illinois State, General Obligation Bonds, December Series
2023C
5.000 12/01/48 4,719,686
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4.000 06/01/36 3,663,129
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 10,472,171
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/43 4,215,111
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 2,093,109
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/45 1,635,399
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/47 1,638,547
2,760,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/49 2,809,237
11,625,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 12,012,154
3,000,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/28 3,089,292
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5.000 10/01/28 2,100,032
27,690,000 Illinois State, General Obligation Bonds, September Series
2025D
5.000 09/01/37 29,761,600
6,570,000 Illinois State, General Obligation Bonds, September Series
2025D
5.000 09/01/39 6,976,563
10,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5.000 09/01/44 10,279,519
6,010,000 Illinois State, General Obligation Bonds, September Series
2025E
5.000 09/01/45 6,121,754
14,185,000 Illinois State, General Obligation Bonds, September Series
2025F
5.250 09/01/46 14,639,980
13,140,000 Illinois State, General Obligation Bonds, September Series
2025F
5.250 09/01/48 13,403,533
4,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior
Obligation December Series 2025C
5.000 06/15/41 4,256,369
20,120,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5.000 01/01/46 21,221,960
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4.000 12/15/42 1,415,239
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0.000 12/15/35 6,886,999
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/37 14,498,062
1,837,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5.000 03/01/34 1,839,065

Portfolio of Investments March 31, 2026
(continued)
All-American
16
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,045,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6.000% 07/01/27 $ 3,117,076
TOTAL ILLINOIS 313,279,280
INDIANA - 1.8%
2,000,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.875 06/01/55 1,766,235
3,150,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
5.000 11/01/43 3,208,601
825,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/40 775,769
5,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rose Hulman Institute Of Technology Project, Series
2018
4.000 06/01/44 4,683,358
1,640,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5.000 10/01/39 1,520,720
2,745,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4.500 12/01/55 2,122,123
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5.000 10/01/32 884,673
780,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5.000 10/01/33 866,497
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5.000 10/01/34 893,329
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/41 10,379,054
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/46 4,891,158
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.750 03/01/43 3,567,368
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 8,745,844
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 1,878,247
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/53 3,148,100
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/58 3,279,299
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.250 03/01/67 3,078,315
8,435,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 8,782,178
TOTAL INDIANA 64,470,868
IOWA - 1.0%
2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 2,000,152
25,575,000 (b),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 28,824,184
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/39 205,362
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/44 244,285

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 3,395,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000% 05/15/49 $ 3,170,852
TOTAL IOWA 34,444,835
KANSAS - 1.7%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/36 1,418,871
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/41 1,168,322
8,505,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/39 9,568,945
15,280,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/42 16,876,647
15,735,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/43 17,274,097
11,860,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/45 12,799,175
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,237,260
TOTAL KANSAS 60,343,317
KENTUCKY - 1.6%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 5,562,431
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/43 2,575,418
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/48 2,583,351
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000 12/01/45 6,613,288
8,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/44 8,634,413
640,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/26 640,940
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/33 2,102,307
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/37 5,659,478
6,455,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/44 6,920,719
3,100,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/45 3,292,170
3,885,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5.000 10/01/30 3,919,997
1,850,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5.000 10/01/31 1,865,479
5,415,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2020A - BAM Insured
3.000 10/01/43 4,440,866
TOTAL KENTUCKY 54,810,857

Portfolio of Investments March 31, 2026
(continued)
All-American
18
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.1%
$ 1,600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000% 12/15/34 $ 1,633,613
1,100,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 954,855
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 541,025
1,650,000 (b) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 1,647,461
TOTAL LOUISIANA 4,776,954
MAINE - 0.3%
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 4,295,015
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4.000 07/01/45 4,587,911
1,420,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2.300 11/15/46 993,409
TOTAL MAINE 9,876,335
MARYLAND - 0.6%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 10,004,159
665,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 656,678
5,780,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
5.000 08/15/56 6,372,133
1,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5.000 08/15/41 1,202,808
1,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5.000 08/15/42 1,196,176
TOTAL MARYLAND 19,431,954
MASSACHUSETTS - 1.8%
8,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2024A
5.000 07/01/46 8,467,009
3,613,640 (c),(f) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6.750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 1,000,261
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/35 1,201,889
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/37 5,595,564
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5.250 07/01/48 3,522,764
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4.000 07/01/47 3,773,304
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/37 5,413,270
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/38 5,109,203
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/43 5,059,910
1,735,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5.000 07/01/35 1,904,944
16,140,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5.250 07/01/50 16,200,594
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5.000 07/01/39 4,804,300

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,235,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5.000% 12/01/45 $ 1,324,349
TOTAL MASSACHUSETTS 63,377,397
MICHIGAN - 2.1%
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5.500 07/01/50 1,430,724
12,240,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5.000 07/01/48 12,371,821
2,285,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5.500 07/01/50 2,430,635
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/48 3,251,448
2,890,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5.250 07/01/50 3,016,305
10,945,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/44 11,733,231
11,635,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/45 12,397,437
1,260,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/38 1,383,593
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/39 1,092,091
1,090,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/40 1,185,660
1,800,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/43 1,920,865
1,400,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/44 1,485,145
2,360,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/43 2,494,639
2,545,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/44 2,674,795
1,115,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A
4.100 12/01/39 1,099,441
2,725,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.500 12/01/44 2,712,108
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,250,673
4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5.000 12/31/43 4,018,886
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.000 12/01/33 1,710,264
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.500 12/01/41 1,849,740
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.500 12/01/43 1,478,201
TOTAL MICHIGAN 72,987,702

Portfolio of Investments March 31, 2026
(continued)
All-American
20
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.9%
$ 150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000% 07/01/36 $ 144,617
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 229,009
2,805,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/46 2,633,271
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4.250 02/15/48 2,678,818
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/41 3,052,751
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/56 9,130,010
7,860,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Refunding
Series 2026A
5.000 03/01/41 8,720,516
13,345,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2024B
5.000 08/01/36 15,088,963
4,345,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5.000 08/01/44 4,685,686
235,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4.125 09/01/47 199,408
1,580,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 1,578,435
16,825,000 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4.500 10/01/37 16,197,069
725,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5.250 06/01/45 694,298
3,305,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5.500 06/01/55 3,069,496
TOTAL MINNESOTA 68,102,347
MISSISSIPPI - 0.3%
4,500,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6.000 09/01/48 4,845,050
6,200,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6.000 09/01/53 6,598,854
TOTAL MISSISSIPPI 11,443,904
MISSOURI - 1.4%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5.250 07/01/27 3,284,880
2,500,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.750 06/15/55 2,415,917
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4.000 05/15/39 1,990,357
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4.000 01/01/35 15,102,287
5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/31 4,163,790
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/32 5,595,008
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/33 4,777,980

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000% 07/15/34 $ 5,107,594
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/35 4,178,145
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0.000 07/15/36 1,324,944
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6.300 08/22/26 270,480
1,259,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.500 01/23/28 440,650
TOTAL MISSOURI 48,652,032
MONTANA - 0.1%
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/43 1,942,301
TOTAL MONTANA 1,942,301
NEBRASKA - 1.3%
38,040,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5.000 07/01/46 39,184,760
6,500,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4.550 09/01/44 6,488,414
TOTAL NEBRASKA 45,673,174
NEVADA - 1.7%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5.000 09/01/47 1,122,208
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/38 1,118,715
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/39 1,108,235
9,975,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/42 10,850,843
6,400,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/43 6,914,007
4,359,392 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 44
12,040,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/40 13,379,839
13,585,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/41 15,007,394
8,000,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/42 8,781,159
TOTAL NEVADA 58,282,444
NEW HAMPSHIRE - 0.9%
1,550,000 (c) National Finance Authority Special Revenue Capital
Appreciation Bonds,New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0.000 12/15/34 877,503
4,352,767 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875 01/20/38 4,169,871
4,340,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4.625 11/01/42 3,767,002
10,265,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5.875 12/15/33 10,132,709
2,500,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5.250 12/01/35 2,485,899

Portfolio of Investments March 31, 2026
(continued)
All-American
22
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 12,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000% 07/01/37 $ 10,898,393
TOTAL NEW HAMPSHIRE 32,331,377
NEW JERSEY - 1.9%
9,090,000 (h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5.500 06/15/29 9,287,168
2,255,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 2,258,162
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/37 1,092,940
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/39 1,974,128
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3.000 07/01/38 1,155,602
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3.000 07/01/41 3,644,692
10,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/37 6,602,090
3,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/38 1,781,751
32,400,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 18,267,697
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 4,503,759
3,955,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5.250 06/15/43 4,087,049
4,000,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5.000 06/15/50 4,264,234
2,890,000 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/33 3,151,857
2,890,000 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/34 3,175,327
TOTAL NEW JERSEY 65,246,456
NEW YORK - 5.1%
1,835,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.400 02/01/43 1,888,307
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5.250 07/01/35 2,707,865
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5.000 06/01/35 252,750
1,790,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 1,740,384
4,800,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 4,158,173
1,260,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 1,193,242
3,035,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 2,442,494
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/40 8,150,376
100,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/34 96,099
300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/36 281,490

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 175,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5.000% 10/01/38 $ 194,567
900,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5.000 10/01/40 980,523
1,520,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 1,527,012
8,535,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4.000 07/01/41 7,931,173
205,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4.760 02/01/27 205,269
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5.570 02/01/41 1,229,248
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6.240 02/01/47 1,357,119
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.530 02/01/40 982,542
385,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.050 02/01/31 373,579
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.450 02/01/41 769,797
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.600 02/01/51 1,202,513
11,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5.250 11/15/55 11,146,135
1,600,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4.550 11/01/44 1,603,160
3,040,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4.650 11/01/49 2,991,647
750,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 769,898
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4.375 12/15/31 666,528
3,000,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/37 1,890,000
1,000,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 630,000
2,000,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/37 2,300,338
4,720,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/38 5,331,170
1,475,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/38 1,696,096
2,290,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/39 2,558,131

Portfolio of Investments March 31, 2026
(continued)
All-American
24
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,040,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000% 06/15/46 $ 2,159,103
4,590,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 258
4.450 10/01/44 4,746,469
415,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/38 470,154
1,070,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/43 1,164,608
525,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/44 565,129
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/36 7,946,883
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 25,934,237
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 3,209,864
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 8,045,242
2,520,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 2,621,237
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 9,574,420
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/41 1,037,119
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/32 10,224,560
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 4,058,466
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 6,802,139
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 11,528,275
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/45 4,627,624
TOTAL NEW YORK 175,963,154
NORTH CAROLINA - 0.2%
4,035,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
5.000 12/01/36 4,586,605
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 857,693
TOTAL NORTH CAROLINA 5,444,298
NORTH DAKOTA - 0.5%
10,770,000 (g) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.550 07/01/44 10,731,036
4,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4.500 07/01/44 3,981,802
2,500,000 North Dakota Public Finance Authority, State Revolving Fund
Program Revenue Bonds, Series 2024A
5.000 10/01/42 2,731,579
TOTAL NORTH DAKOTA 17,444,417

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 1.1%
$ 5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4.000% 12/01/40 $ 4,964,095
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 1,097,076
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 1,501,950
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5.000 11/15/45 3,648,085
2,625,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/41 2,771,366
1,500,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/42 1,572,873
1,475,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/51 1,487,668
5,000,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5.000 07/01/49 4,533,835
960,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 951,616
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/39 3,750,717
6,710,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5.000 12/01/35 7,699,597
3,080,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5.250 06/01/45 3,281,100
TOTAL OHIO 37,259,978
OKLAHOMA - 0.3%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds,
Junior Lien Thirty-Third Series 2018, (AMT)
5.000 07/01/47 1,476,482
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5.000 09/01/41 9,055,500
TOTAL OKLAHOMA 10,531,982
OREGON - 1.1%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 2,819,414
10,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2022A
0.000 06/15/48 3,339,950
16,260,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/40 18,077,601
7,515,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/42 8,254,377
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5.150 07/01/42 177,050
965,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/37 1,090,290
1,030,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/38 1,155,633
395,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/39 440,355
4,100,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 4,099,851
TOTAL OREGON 39,454,521

Portfolio of Investments March 31, 2026
(continued)
All-American
26
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 6.1%
$ 315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750% 08/01/42 $ 315,275
2,155,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4.000 07/15/37 2,125,153
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - AGM Insured
3.000 08/15/53 6,226,854
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 3,972,225
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4.000 12/01/51 5,408,207
520,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5.000 01/01/38 520,217
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5.000 02/15/39 9,097,728
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Garden Spot Village Project Series
2024A
5.000 05/01/44 1,222,351
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4.000 09/01/36 3,984,450
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/43 5,536,278
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4.000 09/01/37 1,977,146
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2016A
4.000 08/15/34 8,755,999
2,410,000 (c),(f),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10.000 12/01/40 241
2,410,000 (c),(f),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 1,646,544
1,000,000 (b) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 1,001,892
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/40 5,326,916
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/38 3,754,743
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4.000 11/15/42 3,803,165
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/37 2,834,789
7,130,000 (b),(g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5.450 04/01/51 7,308,768
6,780,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.450 10/01/44 6,712,929
1,310,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 1,273,778

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.750% 10/01/49 $ 4,492,853
4,545,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4.800 10/01/55 4,436,390
14,880,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/39 16,657,905
4,345,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/40 4,841,145
4,900,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/37 5,542,089
4,325,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/38 4,856,290
5,770,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/40 6,393,004
1,685,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/41 1,862,739
3,685,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/37 4,167,877
4,085,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/38 4,586,808
2,575,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/43 2,808,118
1,930,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/44 2,086,546
2,250,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/45 2,409,923
1,720,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/46 1,827,542
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6.250 06/01/33 15,079,610
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5.000 06/01/42 25,790,585
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3.000 12/01/42 1,237,167
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5.000 05/01/36 2,592,968
2,250,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5.000 05/01/37 2,329,326
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
4.000 05/01/42 586,022
2,230,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5.375 06/15/50 2,052,651
2,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/29 2,027,836
7,450,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/30 7,544,161
1,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/31 1,011,309
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5.000 07/01/33 2,617,176
TOTAL PENNSYLVANIA 212,643,929

Portfolio of Investments March 31, 2026
(continued)
All-American
28
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 1.7%
$ 2,000,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000% 07/01/42 $ 1,892,129
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.550 07/01/40 7,144,197
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 30,374,311
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 997,236
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 14,013,884
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 4,632,764
TOTAL PUERTO RICO 59,054,521
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/48 1,571,770
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/49 1,751,974
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/50 3,835,123
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/43 2,533,397
TOTAL SOUTH CAROLINA 9,692,264
SOUTH DAKOTA - 0.0%
510,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/45 511,213
TOTAL SOUTH DAKOTA 511,213
TENNESSEE - 2.4%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5.625 06/01/35 2,197,491
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/49 4,119,738
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3.500 04/01/42 432,817
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5.000 07/01/36 4,334,195
145,000 (h) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A, (Pre-
refunded 10/01/28)
5.000 04/01/41 153,076
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A
5.000 04/01/41 2,780,291
9,570,000 (h) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5.250 07/01/28 9,885,848
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
4.000 04/01/36 1,820,999
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5.000 04/01/36 311,614
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/36 2,987,053
14,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/42 14,095,096

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 100,000 (f) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4.750% 07/01/27 $ 95,265
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/38 3,198,314
2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/39 2,713,834
1,320,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5.000 05/01/42 1,387,944
2,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5.000 05/01/43 2,094,482
515,000 (c) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5.375 06/01/52 471,905
3,965,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5.000 07/01/40 3,974,305
385,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2017A
5.000 07/01/48 385,290
11,625,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5.000 07/01/33 12,956,838
5,000,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026B
5.000 01/01/39 5,598,620
360,000 (c) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
4.500 06/01/28 363,139
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,114,779
3,135,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5.000 02/01/27 3,173,644
500,000 West Knox Utility District of Knox County, Tennessee, Water
and Sewer Revenue Bonds, Refunding & Improvement Series
2016
5.000 06/01/41 500,311
TOTAL TENNESSEE 82,146,888
TEXAS - 6.5%
4,665,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/40 5,137,411
2,540,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/41 2,790,396
4,500,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/42 4,920,543
3,500,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/43 3,801,181
3,115,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/45 3,316,161
2,250,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/42 2,460,271
2,500,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/44 2,691,358
2,500,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/45 2,661,446
11,240,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/39 12,624,234
6,420,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/40 7,162,666
6,420,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/41 7,131,824
5,135,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/42 5,665,534

Portfolio of Investments March 31, 2026
(continued)
All-American
30
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,210,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000% 08/15/43 $ 3,516,885
3,850,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4.000 08/15/44 3,718,632
400,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6.000 09/01/55 389,005
1,700,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.625 09/01/45 1,707,800
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5.000 01/01/45 3,687,956
5,050,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2014A
4.250 12/01/34 5,049,930
300,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5.750 06/15/44 288,708
1,595,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/39 1,762,214
1,675,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/40 1,835,893
1,760,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/41 1,914,637
1,710,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/42 1,850,414
1,955,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/43 2,104,058
4,010,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/44 4,283,207
4,170,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/45 4,426,836
3,850,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/46 4,066,035
700,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.625 12/31/55 709,730
2,265,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/38 2,471,722
2,175,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/39 2,356,665
4,200,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/40 4,525,758
1,555,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/41 1,674,018
1,615,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/42 1,733,400
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment
Zone 1, Subordinate Lien Series 2021A - BAM Insured
4.000 07/15/40 2,911,541
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 2,000,010
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/33 859,655
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.000 08/01/35 1,251,632
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/37 1,060,021
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/38 838,291
700,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.500 02/15/37 810,398

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 445,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.500% 02/15/38 $ 511,326
1,775,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.000 02/15/39 1,958,248
10,000,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5.250 06/01/49 9,735,007
1,310,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5.000 02/15/39 1,429,249
8,585,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5.000 06/01/33 8,176,934
2,255,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/36 2,378,606
1,340,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/37 1,403,897
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/38 1,199,100
1,220,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/39 1,264,915
10,385,000 (d) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
0.000 09/01/49 3,164,481
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/30 1,363,131
1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/35 1,283,180
2,535,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5.000 11/01/28 2,539,120
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5.000 11/01/46 553,207
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5.500 01/01/43 760,361
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4.100 04/01/34 6,625,350
10,000,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 9,405,958
10,880,000 (h) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 12,936,222
6,780,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5.000 01/01/39 7,516,448
2,000,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5.000 08/01/43 2,121,389

Portfolio of Investments March 31, 2026
(continued)
All-American
32
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,500,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5.000% 08/01/44 $ 1,582,111
1,000,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.125 09/15/45 1,038,697
620,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125 09/15/55 633,663
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.125 01/01/44 949,030
555,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5.125 09/01/44 551,489
410,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/29 410,076
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/34 1,794,928
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 378,316
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5.500 08/01/27 662,387
500,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5.000 08/15/39 552,795
3,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5.000 02/15/41 3,011,945
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/37 1,629,673
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/38 1,688,548
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/39 1,240,763
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/39 1,423,887
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/40 3,475,251
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000 02/01/49 5,169,072
TOTAL TEXAS 226,686,836
UTAH - 1.6%
500,000 (c) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5.625 12/01/54 500,831
2,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
5.500 12/01/40 2,007,126
2,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6.000 12/01/45 2,012,869
7,500,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6.250 12/01/54 7,484,569

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 3,715,000 (c) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6.250% 12/01/55 $ 3,715,422
2,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5.000 07/01/37 2,139,352
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5.500 06/15/39 1,022,435
3,500,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4.000 06/01/41 3,257,854
2,600,000 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 2,031,249
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5.000 07/01/42 19,121,371
1,750,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.450 01/01/44 1,733,037
615,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.700 01/01/54 601,141
8,325,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/38 9,191,684
1,000,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5.625 12/01/54 1,014,048
TOTAL UTAH 55,832,988
VIRGIN ISLANDS - 0.5%
6,800,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750 02/01/45 6,717,914
6,550,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 6,373,731
1,100,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6.000 04/01/53 1,083,777
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/29 1,053,619
1,655,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/31 1,780,826
1,250,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/44 1,320,146
TOTAL VIRGIN ISLANDS 18,330,013
VIRGINIA - 0.9%
6,000,000 (b) Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5.000 07/01/53 6,422,390
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5.000 06/01/47 3,302,753
10,000,000 (g) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4.450 09/01/44 9,927,208
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5.000 07/01/42 2,224,994
2,000,000 (c) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 1,605,381
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/40 4,067,928
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/45 5,339,476
TOTAL VIRGINIA 32,890,130

Portfolio of Investments March 31, 2026
(continued)
All-American
34
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 3.0%
$ 2,495,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000% 06/01/46 $ 2,559,607
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/30 5,707,230
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/32 4,028,716
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 1,124,449
1,400,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/40 1,546,170
1,700,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/41 1,873,440
2,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/42 2,189,873
1,150,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/43 1,251,822
1,100,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/44 1,187,455
1,500,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5.000 12/01/45 1,604,810
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 3,303,790
1,045,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/41 1,109,301
2,430,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/42 2,564,007
1,900,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/44 1,975,405
3,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/45 3,807,395
7,605,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.250 09/01/50 7,895,831
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/41 2,962,531
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/33 3,158,696
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/34 3,542,922
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/35 2,747,021
1,155,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/41 1,133,347
2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/46 1,834,222
2,195,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5.000 01/01/48 2,029,840
13,860,333 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3.375 04/20/37 12,838,579
7,750,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/41 8,595,178
9,630,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/43 10,527,184
11,080,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/44 12,026,910
TOTAL WASHINGTON 105,125,731

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.2%
$ 875,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.500% 06/01/54 $ 910,920
550,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 597,967
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/31 1,557,675
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/38 1,941,672
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/39 1,071,244
TOTAL WEST VIRGINIA 6,079,478
WISCONSIN - 4.4%
1,745,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.000 02/01/36 1,745,334
815,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5.000 06/15/40 813,465
200,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5.000 07/01/55 169,374
720,000 (c),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/46 722,661
1,430,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 1,148,071
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5.250 06/15/54 1,058,173
10,952 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 69
9,573 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 60
9,420 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 59
9,114 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 56
8,961 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 55
11,641 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 72
11,488 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 70
11,105 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 68
10,876 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 66
10,646 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 65

Portfolio of Investments March 31, 2026
(continued)
All-American
36
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,795 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/57 $ 71
11,488 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 69
11,182 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 67
10,952 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 66
10,799 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 64
10,493 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 62
10,263 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 61
10,033 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 59
9,880 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 58
10,646 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 63
128,214 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 754
1,000,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150 01/01/55 981,673
3,950,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.250 01/01/65 3,872,545
26,928 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 170
26,549 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 166
26,359 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 165
26,169 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 163
25,790 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 160
28,255 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 174
699,467 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 470,624
28,066 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 172

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 27,687 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/53 $ 169
27,497 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 168
27,118 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 165
26,738 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 162
26,549 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 160
26,169 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 158
25,980 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 156
25,790 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 154
25,411 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 152
25,221 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 150
24,842 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 147
24,652 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 146
24,463 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 144
24,083 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 142
313,660 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 1,844
2,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5.625 06/15/54 1,545,426
5,730,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5.625 06/15/59 4,337,223
1,650,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7.000 08/01/43 1,651,346
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4.000 08/01/35 3,684,808
14,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.750 12/01/42 10,920,000
5,000,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4.000 10/01/46 5,070,006
2,735,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6.500 09/01/48 1,641,000
1,360,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 612,000

Portfolio of Investments March 31, 2026
(continued)
All-American
38
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,065,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375% 01/01/48 $ 1,829,250
1,000,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0.000 01/01/49 500
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 4,273,457
10,050,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5.000 06/15/38 10,049,551
3,525,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 3,529,917
1,465,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 1,470,203
15,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 15,485,657
11,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 11,393,486
5,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0.000 12/15/45 2,026,573
6,495,000 (h) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0.000 12/15/60 1,691,927
7,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4.000 08/15/42 7,026,674
650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5.450 10/01/39 680,428
1,880,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.250 10/01/39 1,880,421
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.375 10/01/44 999,999
3,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.500 10/01/49 3,425,564
6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4.000 04/01/39 5,793,834
2,980,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5.000 07/01/34 2,982,933
2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
4.350 07/01/36 2,081,339
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.000 12/01/34 4,961,802
4,435,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.000 12/01/44 3,983,196
4,225,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.250 12/01/49 3,728,745
22,000,000 Wisconsin State, General Obligation Bonds, Series 2026A 5.000 05/01/38 24,689,146
TOTAL WISCONSIN 154,435,552
TOTAL MUNICIPAL BONDS
(Cost $3,588,986,535) 3,533,589,293

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 32
CAPITAL GOODS - 0.0%
$ 321,690 (f),(i) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/26 $ 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
SHARES DESCRIPTION MATURITY VALUE
71,850 WARRANTS - 0.0% 71,850
TRANSPORTATION - 0.0%
57,480 (i) BL Train Holdings West LLC 11/26/35 71,850
TOTAL TRANSPORTATION 71,850
TOTAL WARRANTS
(Cost $0) 71,850
TOTAL LONG-TERM INVESTMENTS
(Cost $3,617,037,975) 3,561,105,955
FLOATING RATE OBLIGATIONS - (2.6)% (92,265,000)
OTHER ASSETS & LIABILITIES, NET -  0.4% 15,203,979
NET ASSETS - 100% $ 3,484,044,934
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $381,871,642 or 10.8% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments March 31, 2026
Intermediate Duration
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
8,732,430 EXCHANGE-TRADED FUNDS - 0.1% 8,732,430
350,000 (a) Nuveen Municipal Income ETF $ 8,732,430
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,602,500) 8,732,430
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.5% –
$ 12,925,117 (b) Federal Home Loan Mortgage Corporation, Notes, Series 2023
23-ML15
4 .140% 01/25/40 12,819,476
5,295,078 (b) Freddie Mac Multifamily, Series 2025 ML32 4 .837 03/25/42 5,435,544
4,913,065 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1 .877 07/25/37 3,999,728
4,679,276 Freddie Mac Multifamily ML Certificates, Series 2024 ML22 4 .547 10/25/40 4,752,126
3,472,449 (b) Freddie Mac Multifamily ML Certificates, Series 2024 ML23 4 .564 04/25/42 3,641,582
4,394,489 (b) Freddie Mac Multifamily ML Certificates, Series 2025 ML30 4 .783 07/25/42 4,586,431
7,797,093 Freddie Mac Multifamily ML Certificates, Series 2021 ML10 2 .032 01/25/38 6,258,260
4,552,723 Freddie Mac Multifamily Variable Rate Certificate, Series 2022
M068
3 .150 10/15/36 4,145,175
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $48,916,538) 45,638,322
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8571322715 MUNICIPAL BONDS - 97.9% 8571322715
ALABAMA - 2.4%
1,850,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 1,841,811
3,515,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .550 10/01/44 3,500,642
1,360,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 1,346,546
4,030,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 3,969,550
1,490,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
4 .800 10/01/40 1,532,475
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/31 7,779,707
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 5,082,934
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5 .000 07/01/37 2,957,409
6,815,000 (b) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 6,854,199
3,000,000 (b) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 3,140,795
4,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 4,317,702
5,480,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250 05/01/55 5,636,310
2,725,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,891,543
11,015,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 11,220,109
1,450,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/27 1,471,700
1,925,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/28 1,971,790
1,850,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/30 1,914,579
5,500,000 (b),(c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500 11/01/56 5,819,581
9,900,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5 .000 12/01/55 10,483,292

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250% 12/01/53 $ 5,338,899
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/26 1,052,272
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/28 1,045,312
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/30 1,075,367
9,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 9,161,357
3,720,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 3,865,478
2,540,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,335,080
2,235,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 09/01/25 178,800
1,725,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/26 138,000
2,160,000 (b) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 2,144,915
5,675,000 (b) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5 .000 08/01/54 6,016,325
1,000,000 (b) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,053,249
8,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 8,177,690
10,000,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 10,054,713
1,820,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,937,704
13,660,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 14,155,049
4,025,000 (b) Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025C, (Mandatory Put
2/01/31)
5 .000 05/01/55 4,259,385
8,140,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 8,640,924
21,395,000 (b) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 22,776,443
4,005,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 4,313,945
4,250,000 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,261,778
10,000,000 West Jefferson, Alabama, Industrial Development Board
Pollution Control Revenue Bonds, Alabama Power Company,
Refunding Series 1998
3 .650 06/01/28 10,108,726
TOTAL ALABAMA 205,824,085

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
42
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.2%
$ 5,015,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4 .000% 12/01/41 $ 4,810,518
4,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/39 4,279,022
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .350 12/01/39 1,557,286
1,850,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2025A-II
6 .000 12/01/56 2,050,181
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,640,233
TOTAL ALASKA 14,337,240
ARIZONA - 1.6%
1,040,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5 .000 08/01/26 1,048,284
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .500 04/01/44 2,985,410
1,140,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .000 10/01/45 1,156,643
16,915,000 (e) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 17,535,065
2,370,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,397,540
3,605,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 3,652,125
21,840,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 22,189,696
7,830,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5 .000 07/01/35 9,018,265
6,970,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/35 8,033,810
10,185,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/36 11,767,906
800,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4 .000 05/15/26 801,293
1,000,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement,
Project 2024, Series 2024A
5 .000 07/01/42 1,084,433
1,000,000 Glendale, Arizona, Excise Tax Revenue Bonds, Refunding
Senior Series 2024
5 .000 07/01/26 1,006,220
1,825,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 1,825,648
890,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 790,306
1,950,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,965,042
460,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5 .000 09/01/27 475,165
2,170,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3 .600 02/01/40 1,990,731
1,850,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023 Series 2025B
5 .000 07/01/32 2,081,748
1,500,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023, Series 2025A
5 .000 07/01/30 1,640,825
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/26 3,645,618

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000% 08/01/27 $ 4,360,696
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/28 4,180,840
705,000 Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D
5 .000 07/01/37 766,316
9,405,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5 .000 07/01/32 10,588,902
5,000,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5 .000 07/01/36 5,724,829
1,210,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/36 1,337,444
1,160,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/34 1,316,830
835,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/34 947,890
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 1,314,723
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 1,182,880
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/35 1,150,890
5,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/36 5,707,608
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/41 1,094,552
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/42 1,089,609
TOTAL ARIZONA 137,855,782
ARKANSAS - 0.8%
20,000,000 (b),(c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 19,912,512
3,140,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 3,165,695
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,187,367
5,000,000 (b) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3 .875 10/15/65 4,978,153
11,415,000 (b) Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 11,640,929
160,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .100 07/01/39 158,120
1,195,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .450 07/01/44 1,187,610
2,750,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025A
4 .600 07/01/45 2,743,332
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/37 666,908

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
44
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000% 12/01/38 $ 673,222
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/40 757,172
2,305,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/29 2,178,495
2,500,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/30 2,312,520
2,905,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/31 2,624,797
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/26 1,612,640
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/28 1,503,050
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/29 1,938,952
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/30 1,007,061
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/34 4,603,563
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/27 716,067
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/34 1,309,860
1,265,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/35 1,326,461
1,000,000 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Refunding Series 2025
5 .000 09/01/32 1,119,241
TOTAL ARKANSAS 69,323,727
CALIFORNIA - 4.4%
9,005,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5 .000 04/01/42 10,581,495
5,000,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5 .000 04/01/43 5,848,328
5,000,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5 .000 04/01/44 5,805,929
3,755,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 4,085,412
8,880,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 9,071,852
7,500,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 8,037,143
8,860,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 9,592,684
15,450,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 16,118,310
10,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 10,101,156
4,920,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025G
5 .000 12/01/35 5,329,290
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Term Rate Series 2025F
5 .000 11/01/33 5,352,752
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 1,518,774

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000% 06/01/32 $ 1,376,229
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/33 663,517
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/34 348,589
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/36 2,152,539
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/38 2,889,250
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/40 1,482,355
3,420,000 (b) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5 .000 03/01/55 4,044,074
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,204,636
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/36 1,344,787
15,911,335 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3 .750 03/25/35 16,023,723
2,762,356 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 2,641,802
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3 .250 08/01/29 4,176,945
6,730,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 6,733,895
1,090,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/36 1,267,073
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/37 1,153,472
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 5,658,343
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/33 4,114,377
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 5,133,216
3,750,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2021B,
(AMT), (Mandatory Put 7/15/26)
3 .250 07/01/51 3,750,227
4,685,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2026A,
(AMT), (Mandatory Put 6/15/26)
2 .800 03/01/56 4,681,828
4,525,000 (b) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2024A,
(AMT), (Mandatory Put 6/01/26)
2 .875 11/01/46 4,522,633
2,590,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/34 2,800,924
2,500,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/35 2,691,323
2,500,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/36 2,673,576

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
46
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,505,000 (b),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2 .875% 07/01/43 $ 7,495,236
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,056,020
4,900,000 (b) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015B-2, (AMT), (Mandatory Put 11/02/26)
3 .450 11/01/40 4,902,061
15,140,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2019
5 .000 11/01/37 15,836,273
2,120,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 2,304,308
18,255,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5 .000 10/01/39 19,729,398
10,500,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/30 11,505,430
4,450,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 4,455,295
1,500,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,504,371
2,695,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/31 2,701,052
4,200,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 4,206,404
6,180,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 6,185,465
885,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/28 917,866
2,530,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 2,606,122
3,790,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/38 3,884,841
4,900,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 5,276,807
455,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/39 262,114
575,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/40 313,539
750,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/44 326,544
6,000,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-1
3 .000 06/01/48 4,202,031
6,605,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 5,293,494
4,045,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2 .650 12/01/46 3,403,424
5,145,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 3,612,663

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000% 08/01/33 $ 1,471,737
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/34 2,261,582
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 773,165
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,043,110
1,320,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0 .000 08/01/26 1,308,358
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0 .000 08/01/27 1,947,755
5,000,000 (f) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2026D
4 .000 08/01/47 4,753,386
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A
5 .000 07/01/28 5,178,586
4,980,000 Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 5,832,590
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 5,753,137
8,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .125 11/01/29 8,914,048
6,770,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .125 11/01/29 7,098,992
1,020,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax,
Series 2025
5 .000 02/15/35 1,210,916
8,040,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 8,473,781
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/34 4,059,080
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/34 1,555,365
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/36 1,340,817
1,165,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/45 448,555
5,000,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/46 1,796,552
7,200,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/47 2,418,735
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5 .000 05/01/27 5,109,207
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/29 3,188,839
2,250,000 (f) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5 .000 09/01/33 2,618,763
1,825,000 (f) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5 .000 09/01/34 2,147,956

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
48
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,730,000 Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
0 .000% 08/01/43 $ 775,256
3,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 3,028,837
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .250 07/01/27 1,446,630
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .500 07/01/28 1,428,200
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .750 07/01/29 1,351,903
TOTAL CALIFORNIA 383,689,054
COLORADO - 3.1%
6,185,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/37 7,297,671
5,695,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 6,673,284
3,810,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 4,429,583
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 2,694,540
1,600,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,629,567
3,015,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/32 3,222,074
1,255,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/33 1,338,452
1,000,000 Broomfield, Colorado, Water Activity Enterprise Water Revenue
Bonds, Series 2026
5 .000 12/01/30 1,100,466
6,132,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 6,140,188
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4 .000 12/01/29 1,114,801
6,000,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/44 6,607,048
11,210,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4 .000 06/30/51 9,298,336
10,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3 .750 07/01/26 9,998
6,495,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 6,761,091
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/30 1,124,396
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3 .125 10/01/31 1,383,612
5,070,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 5,311,995
840,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 899,292
4,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 4,892,579
33,615,000 (b) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 33,649,281
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/40 1,927,847
405,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 413,184
14,655,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125 09/01/42 14,689,926

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000% 01/01/36 $ 1,006,721
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2 .125 11/01/42 1,924,695
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 4,466,021
7,345,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6 .000 11/01/55 8,129,926
24,465,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes,Series 2025B
5 .000 06/30/26 24,614,579
14,116,557 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 9,214,413
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,946,287
875,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 993,154
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/35 5,313,836
1,355,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,371,997
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 3,704,582
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 8,651,629
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/31 1,511,383
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 503,502
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 649,126
3,035,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025B
5 .000 12/01/27 3,160,580
1,665,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5 .250 12/01/39 1,669,110
310,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5 .250 12/01/39 310,664
10,350,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5 .500 08/01/42 11,922,072
9,670,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5 .500 08/01/43 11,062,153
5,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,891,929
5,520,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5 .000 12/01/32 6,232,000
1,000,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5 .000 12/01/33 1,139,503
576,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 592,509
2,205,000 Metropolitan Wastewater Reclamation District, Colorado,
Sewer Revenue Bonds, Improvement Series 2026A
4 .125 04/01/47 2,099,867
1,040,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 936,347
3,945,000 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,892,468

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
50
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000% 12/01/36 $ 708,796
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/28 616,998
550,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/28 570,773
750,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/29 783,753
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/29 525,834
555,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/30 587,047
445,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/30 473,132
1,035,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 1,105,484
3,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/40 3,217,675
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 1,977,573
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,405,985
1,060,000 Snowmass Water and Sanitation District, Pitkin County,
Colorado, General Obligation Bonds, Series 2016
5 .000 12/01/36 1,070,602
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC
Insured
3 .750 12/01/44 920,299
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .125 12/01/39 621,283
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 637,517
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,032,344
TOTAL COLORADO 267,775,359
CONNECTICUT - 1.7%
5,050,000 (b) Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200 07/01/37 5,057,445
1,890,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
5 .000 07/01/33 1,955,981
4,790,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 4,799,146
10,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/35 9,976,721
700,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/26 701,218
1,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/27 1,136,606
775,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 787,826
600,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/29 612,187
4,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Remarketing Series 1999U
5 .000 07/01/33 5,118,411
11,140,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 11,123,431
1,220,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Variable Rate Demand
Obligations, Series 2001V-1
5 .000 07/01/36 1,403,851

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 3,790,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000% 07/01/49 $ 4,034,326
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4 .000 11/15/38 1,143,612
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,793,013
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2 .850 11/15/39 1,311,889
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .750 11/15/37 4,771,858
5,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .450 05/15/38 4,191,334
2,035,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3 .500 11/15/45 2,026,404
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2 .350 11/15/40 3,894,205
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2 .350 11/15/40 2,226,245
10,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 7,385,886
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .100 11/15/40 8,367,650
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .300 11/15/41 17,178,503
1,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .500 11/15/45 1,011,479
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 2,006,393
2,150,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/26 2,167,849
8,955,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/30 9,818,486
5,400,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 5,697,067
4,060,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 4,366,360
2,900,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/31 3,217,165
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/32 5,611,109
8,000,000 Greenwich, Connecticut, General Obligation Bonds, Bond
Anticipation Notes, Series 2026
4 .000 02/04/27 8,108,607
1,000,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5 .000 08/01/31 1,096,655
1,350,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5 .000 08/01/32 1,495,723
TOTAL CONNECTICUT 145,594,641
DELAWARE - 0.3%
2,855,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/35)
4 .000 10/01/40 2,811,280
2,505,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 07/01/44 2,489,509
1,270,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 1,266,590
690,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/44 688,355
1,320,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 1,311,837
2,040,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 07/01/44 2,009,550

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
52
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 1,260,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .200% 07/01/40 $ 1,256,340
3,240,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
4 .650 07/01/40 3,306,387
1,750,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Taxable Series 2025D
4 .750 07/01/40 1,796,758
3,455,000 University of Delaware, Revenue Bonds, Series 2025A 5 .000 11/01/32 3,904,037
715,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/34 812,655
980,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/35 1,120,893
TOTAL DELAWARE 22,774,191
DISTRICT OF COLUMBIA - 1.5%
2,645,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/30 2,645,330
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 33,068,274
8,340,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 7,850,188
3,190,000 District of Columbia, General Obligation Bonds, Series 2019A 5 .000 10/15/30 3,403,752
5,515,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/41 6,026,045
9,165,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/43 9,906,755
5,200,000 District of Columbia, General Obligation Bonds, Series 2026A 5 .000 06/01/30 5,669,927
7,000,000 (b) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5 .000 04/01/60 7,665,081
1,260,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/33 1,320,954
2,830,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/34 2,960,646
1,625,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/36 1,691,780
1,935,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 1,664,342
5,610,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/26 5,674,983
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/31 5,298,494
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,560,851
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 2,685,168
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 5,430,364
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/35 2,635,364
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,733,769
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,081,896
2,840,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5 .000 07/15/27 2,930,140
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/42 5,075,342
TOTAL DISTRICT OF COLUMBIA 131,979,445

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 3.9%
$ 11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5 .000% 07/01/26 $ 11,257,270
5,015,000 Broward County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 07/01/28 5,268,366
10,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/34 10,011,029
15,135,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/35 15,150,413
5,510,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT)
5 .000 10/01/34 5,773,085
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2 .250 09/01/29 3,207,954
730,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/26 730,070
395,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/27 395,469
4,195,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 4,144,913
160,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 160,043
1,155,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,163,986
1,000,000 (b),(c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 1,005,173
6,250,000 (b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3 .400 09/01/50 6,252,236
4,720,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 978,785
20,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 14,900,000
16,285,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 12,132,325
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 4,856,950
30,615,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 21,124,350
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/32 1,356,542
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/33 1,887,023
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/34 6,021,045
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/35 4,294,058
960,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3 .600 07/01/37 917,820
1,990,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4 .050 07/01/38 1,993,057
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3 .000 07/01/39 3,891,188

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
54
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .450% 07/01/44 $ 7,531,261
1,900,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4 .600 07/01/40 1,925,003
4,115,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
6 .000 01/01/57 4,614,627
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 5,784,415
14,720,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/34 16,476,729
3,730,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/35 4,137,238
4,825,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/31 5,347,717
5,320,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/33 6,025,060
5,585,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/34 6,371,530
5,865,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/35 6,729,645
3,445,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
4 .250 07/01/49 3,273,225
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .000 11/15/34 2,238,856
3,400,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 3,406,441
5,250,000 Jacksonville, Florida, Transportation Revenue Bonds, Refunding
Series 2026
5 .000 10/01/32 5,907,325
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three
2024A
5 .000 10/01/30 2,190,165
5,195,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 5,369,889
1,950,000 (f) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 07/01/32 2,158,480
5,115,000 (f) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 07/01/33 5,714,009
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000 10/01/45 3,911,211
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 5,060,952
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5 .000 07/01/27 2,182,079
7,405,000 (b) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 7,410,067
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,090,266
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/29 7,824,424
16,265,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/33 17,955,078
6,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Refunding Series 2025B
5 .000 10/01/32 6,721,019
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated
Group Project Series 2023A
4 .000 08/01/36 7,580,554
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/32 4,126,838
2,020,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/34 2,072,469

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000% 10/01/49 $ 992,866
6,190,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 6,745,626
585,000 (c) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 542,862
315,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/36 295,419
425,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/41 371,657
1,390,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,519,701
5,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/31 5,537,232
4,750,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/32 5,320,807
4,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/33 4,517,204
6,835,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4 .000 08/15/42 6,479,368
1,890,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 1,377,897
1,495,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .000 05/01/34 1,494,838
TOTAL FLORIDA 337,205,199
GEORGIA - 2.1%
1,000,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 1,017,815
4,150,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/33 4,569,052
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/34 7,711,482
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/35 7,666,968
6,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/32 7,002,226
1,850,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/33 2,094,221
6,000,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5 .000 01/01/33 6,779,516
1,315,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .600 12/01/33 1,308,604
1,240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .850 12/01/38 1,190,637
2,940,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .050 12/01/34 2,754,263
4,565,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .350 12/01/39 4,106,108
8,290,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019B
2 .950 12/01/39 7,145,725
4,250,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .400 12/01/41 3,226,076
990,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4 .150 12/01/38 990,692
3,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .450 12/01/44 3,915,145
2,740,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .000 12/01/39 2,684,706

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
56
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 5,040,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .400% 12/01/44 $ 5,045,660
6,320,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
4 .800 12/01/40 6,483,544
3,450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025G
6 .250 12/01/55 3,848,016
5,725,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Sub Series 2015A-1
3 .700 12/01/35 5,574,740
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/32 5,004,517
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/33 5,004,132
8,015,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 8,109,522
10,650,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,758,501
11,685,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 12,195,054
12,900,000 (b),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 12,874,355
4,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 4,195,619
4,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 4,235,864
11,595,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 12,316,781
3,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5 .000 05/01/55 3,149,038
8,580,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 9,180,562
6,750,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/32 7,595,132
TOTAL GEORGIA 179,734,273
GUAM - 0.1%
400,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/26 401,942
450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/27 460,654
800,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/28 832,357
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/30 1,334,261
2,470,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 2,708,831
630,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/38 672,706
1,200,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/39 1,278,233
650,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/26 653,156
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/27 511,838
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/28 1,040,446
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/29 1,055,753
1,100,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/30 1,174,150
TOTAL GUAM 12,124,327

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.4%
$ 3,500,000 Hawaii County, Hawaii, General Obligation Bonds, Series
2017A
5 .000% 09/01/29 $ 3,574,489
21,240,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 17,914,600
6,515,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 6,506,662
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/30 2,165,989
1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/32 1,107,129
1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/33 1,115,937
1,015,000 Hawaii State, General Obligation Bonds, Series 2017FK 5 .000 05/01/34 1,036,395
1,340,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000 07/01/37 1,511,071
TOTAL HAWAII 34,932,272
IDAHO - 0.2%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3 .750 09/01/32 306,224
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4 .000 09/01/46 1,306,978
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking
Facilities Project, Refunding Series 2021A
5 .000 09/01/51 1,223,062
1,800,000 (b) Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2013ID, (Mandatory Put 5/01/26)
2 .625 12/01/48 1,799,667
110,000 (b) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 119,098
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5 .000 07/01/39 974,527
895,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2019C
2 .900 07/01/39 771,468
4,820,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 01/01/44 4,773,280
10,430,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 9,949,079
TOTAL IDAHO 21,223,383
ILLINOIS - 5.6%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds,
Series 2014A
5 .000 12/01/34 4,660,851
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,019,613
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 943,007
1,391,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,382,341
1,418,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 1,418,010
1,380,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/41 1,499,479
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/42 1,355,260
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 6,069,401
6,005,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/37 6,253,155
1,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4 .500 01/01/48 956,249
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 4,995,432

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
58
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000% 01/01/30 $ 8,508,213
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/27 1,116,809
1,285,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/28 1,329,748
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/29 1,576,774
1,000,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
5 .000 12/01/43 1,060,755
2,550,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
4 .250 12/01/47 2,460,154
3,450,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 3,298,835
1,150,000 DuPage County Forest Preserve District, Illinois, General
Obligation Bonds, Limited Tax Series 2025
5 .000 11/01/28 1,216,852
4,020,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/39 4,389,834
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/30 1,019,643
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/34 1,008,053
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/35 1,400,926
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/36 1,458,222
1,625,000 Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025
4 .125 12/15/45 1,578,989
1,045,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .150 03/01/27 1,045,253
1,000,000 (b) Illinois Development Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019,
(Mandatory Put 11/02/26)
3 .450 11/01/44 1,000,877
3,390,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4 .000 11/01/30 3,446,259
3,690,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-3
5 .000 11/01/30 3,834,061
4,960,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 5,042,557
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H.
Lurie Children's Hospital of Chicago, Refunding Series 2017
4 .000 08/15/39 6,054,756
2,130,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5 .000 03/01/30 2,132,269
28,010,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 28,350,058
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 81,631
915,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 926,109
2,375,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .625 02/15/32 2,395,796
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .750 02/15/34 10,098,266
70,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 70,850

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,505,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000% 02/15/41 $ 1,523,272
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/31 2,635,076
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/32 1,362,387
4,510,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/34 4,696,775
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/36 7,872,761
2,410,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/33 2,424,502
3,170,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/34 3,189,076
5,010,000 (e) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/35 5,040,148
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/27 1,001,383
1,935,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/28 1,942,302
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/29 2,007,484
795,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5 .400 04/01/27 795,363
4,000,000 (b) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-1, (Mandatory
Put 8/15/30)
5 .000 08/15/43 4,239,643
4,000,000 (b) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-2, (Mandatory
Put 8/15/35)
5 .000 08/15/44 4,432,477
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/32 1,562,237
2,760,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/33 2,787,930
2,005,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/34 2,023,276
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4 .000 03/01/35 1,757,545
3,150,000 (b) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 3,220,469
8,750,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4 .000 10/01/38 8,750,182
5,100,000 (b) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 5,498,479
3,070,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 3,093,144
7,500,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 7,324,573
13,655,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 13,335,605
1,000,000 (b) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 967,234
21,355,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2 .150 10/01/41 15,783,775
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2 .950 10/01/39 484,177

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
60
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,475,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .450% 10/01/44 $ 5,461,630
20,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/34 22,538,358
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 1,003,348
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3 .500 06/01/29 3,090,824
12,200,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/26 12,355,201
1,100,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/27 1,113,158
3,225,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 3,315,733
1,460,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 1,463,903
6,135,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 6,213,046
16,075,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 16,610,355
4,950,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 5,097,331
2,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 2,126,431
3,570,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 3,634,985
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/28 2,076,084
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 2,327,658
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 1,661,043
7,100,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5 .250 09/01/29 7,615,951
6,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/31 6,626,283
7,160,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 7,176,563
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/36 6,458,207
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 9,873,496
10,015,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,025,542
13,090,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 13,089,025
3,540,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 3,539,736
2,520,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,554,773
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/30 1,505,855
1,215,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/31 1,231,336
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/32 1,665,807
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/33 1,745,331
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/34 1,834,830

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000% 12/01/27 $ 1,878,663
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/28 1,963,565
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/29 1,589,362
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community College,
Refunding Series 2017A - AGM Insured
5 .000 11/01/31 1,517,771
4,385,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4 .000 06/15/50 3,929,609
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0 .000 12/15/51 520,623
1,810,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/37 1,437,407
9,045,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/42 6,875,726
6,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 4,352,972
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5 .000 06/15/42 1,027,927
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 8,474,435
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,444,447
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 7,922,909
365,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .200 03/01/27 366,203
250,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .300 03/01/28 250,567
432,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .450 03/01/30 433,241
260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 259,997
10,020,000 Northern Illinois Municipal Power Agency, Power Project
Revenue Bonds, Prairie State Project, Refunding Series 2016A
5 .000 12/01/41 10,081,280
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/27 333,526
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/28 679,781
1,488,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/29 1,490,014
3,065,000 (e) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded
6/01/26)
5 .000 06/01/27 3,077,794
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .700 03/01/29 1,290,037
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .800 03/01/30 1,079,157
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4 .000 03/01/33 2,201,032
2,125,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 2,309,814
2,440,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5 .000 01/01/36 2,545,607

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
62
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5 .000% 01/01/37 $ 2,550,798
2,715,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/39 2,948,703
2,105,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/40 2,264,722
3,960,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/41 4,228,238
2,935,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2016B
4 .000 10/15/40 2,905,272
965,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 04/15/34 980,510
1,250,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 10/15/35 1,262,377
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0 .000 01/01/30 4,957,024
TOTAL ILLINOIS 494,669,555
INDIANA - 2.4%
830,000 (b) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 6/01/26)
2 .900 05/01/28 829,902
2,100,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000 10/01/32 2,056,771
3,500,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Indianapolis Project, Series 2017
5 .000 10/01/43 3,407,835
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1 .400 08/01/29 6,170,745
4,000,000 (b) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 4,051,408
2,375,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 2,383,885
6,440,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2 .100 11/01/49 6,355,720
12,830,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5 .000 10/01/55 14,084,008
3,850,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 4,123,471
9,530,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-2, (Mandatory Put 10/01/31)
5 .000 10/01/63 10,393,470
5,000,000 Indiana Finance Authority, Revenue Bonds, Ascension Senior
Credit Group, Series 2025A-1
5 .000 11/15/30 5,437,406
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5 .000 10/01/26 1,713,594
1,470,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 1,077,705
11,335,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2 .125 07/01/41 8,365,678
1,500,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .500 07/01/44 1,493,176
5,005,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .650 07/01/44 5,025,853

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 7,665,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024C-1
4 .550% 07/01/44 $ 7,658,466
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 14,595,744
4,230,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/29 4,452,221
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/27 3,046,068
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/28 3,260,239
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/37 1,108,453
1,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/43 1,452,130
1,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Ad Valorem Property Tax Social Series 2025
5 .000 07/15/36 1,124,572
2,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Refunding & Improvement, Social Series 2024
5 .000 07/15/43 2,122,180
4,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/41 4,813,404
4,750,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/44 4,989,365
4,000,000 (b) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 4,039,447
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5 .000 01/01/36 33,205,623
7,675,000 (b) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 7,801,628
2,320,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 07/15/32 2,579,207
2,480,000 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
4 .500 01/01/34 2,519,277
1,340,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/39 1,476,784
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/41 1,910,356
2,070,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/35 2,286,267
2,190,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/36 2,400,943
1,535,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/37 1,671,172
17,320,000 (b) Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 17,380,793
4,375,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 4,506,074
TOTAL INDIANA 207,371,040

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
64
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.9%
$ 3,120,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000% 06/01/33 $ 3,520,114
2,555,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000 06/01/34 2,874,410
3,740,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000 06/01/35 4,171,986
1,755,000 Iowa City Community School District, Johnson County, Iowa,
General Obligaiton Bonds, School Series 2020 - BAM Insured
2 .500 06/01/39 1,398,528
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 7,299,801
5,625,000 (b),(e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 6,000,807
5,540,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 6,243,831
9,030,000 (b),(e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 10,177,219
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .600 07/01/37 1,702,263
4,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
3 .750 01/01/50 4,838,811
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .200 07/01/41 5,497,434
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .100 07/01/38 1,758,008
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4 .500 07/01/44 2,822,103
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/27 818,733
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/28 2,189,632
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/30 1,718,079
1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/31 1,746,269
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/32 1,742,580
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/33 1,077,801
8,180,000 (b) PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 8,242,061
5,000,000 Polk County, Iowa, General Obligation Capital Loan Notes,
Series 2025B
5 .000 06/01/45 5,247,324
1,000,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 1,008,327
TOTAL IOWA 82,096,121
KANSAS - 0.3%
6,960,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3 .375 10/01/28 6,976,401
3,635,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 3,918,878
5,000,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/30 5,481,628
5,000,000 (b) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 5,472,468
5,000,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 5,019,433

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 2,400,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750% 09/01/39 $ 2,441,195
TOTAL KANSAS 29,310,003
KENTUCKY - 1.8%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/33 109,486
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/34 492,282
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/35 176,004
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 1,075,644
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 4,166,615
21,420,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2 .000 02/01/32 18,899,374
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 1,000,844
3,515,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 3,547,408
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 3,207,586
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4 .500 06/01/46 1,067,885
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,573,859
1,635,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .400 07/01/44 1,610,784
1,555,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .200 07/01/40 1,548,834
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 07/01/45 992,476
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4 .900 07/01/45 1,017,560
4,605,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 119, Series 2018
5 .000 05/01/37 4,735,479
2,650,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 2,803,526
3,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/31 3,596,873
5,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/33 5,621,449
9,875,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/33 11,284,465
12,025,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/33 13,570,021
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/26 1,324,243
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/28 3,286,064

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
66
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 7,800,000 (b) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000% 10/01/47 $ 8,246,794
6,110,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2003A
2 .000 10/01/33 5,211,501
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/26 1,063,694
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/27 1,114,488
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/28 1,169,388
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/29 1,234,198
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/37 2,937,625
15,000,000 (b) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 14,508,516
18,405,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 19,493,093
1,000,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 1,011,505
1,255,000 Rural Water Financing Agency, Kentucky, Public Projects
Revenue Bonds, Flexible Term Program, Series 2025H
3 .000 08/01/40 1,054,363
3,335,000 (b) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series
2023A, (AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 3,375,422
5,700,000 (b) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 5,526,353
1,300,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .000 10/01/34 1,226,112
5,475,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .125 10/01/37 5,000,840
TOTAL KENTUCKY 159,882,653
LOUISIANA - 1.7%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 14,570,469
2,895,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/38 3,199,760
2,080,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/39 2,282,406
870,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5 .000 11/01/42 928,253
5,295,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/31 5,841,258
2,470,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 1,871,756
3,050,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .400 12/01/44 3,004,189
2,085,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .150 12/01/40 2,060,561
3,585,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 12/01/45 3,535,894
1,090,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Bossier City, Louisiana Project, Refunding Series 2025
5 .000 06/01/33 1,220,828

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500% 04/01/36 $ 9,574,700
11,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 10,934,391
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/28 1,462,481
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/29 1,088,698
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 1,209,858
1,765,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/31 1,799,175
1,150,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/32 1,170,658
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 2,700,597
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025B
5 .000 05/15/30 1,072,935
1,000,000 (d) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 415,000
25,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/30 25,075
1,110,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/30 1,112,584
35,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/32 35,105
3,430,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/32 3,437,527
40,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/33 40,120
3,915,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/33 3,923,274
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,114,224
930,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4 .000 05/01/40 919,579
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5 .000 09/01/34 5,041,262
7,050,000 Louisiana State, General Obligation Bonds, Series 2019A 5 .000 03/01/33 7,442,069
900,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/37 958,154
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/39 1,032,267
1,420,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/40 1,488,767
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/26 5,267,485
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/40 6,326,940
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 796,146
3,265,000 (b),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 3,573,894
2,050,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 2,075,453

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
68
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 12,275,000 (b) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300% 06/01/37 $ 12,382,565
1,375,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/33 1,509,149
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/26 769,544
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/29 1,550,884
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/30 1,573,112
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/32 1,877,014
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/33 1,643,224
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3 .000 12/01/35 5,656,231
3,900,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/31 4,276,952
TOTAL LOUISIANA 145,792,467
MAINE - 0.6%
4,645,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,825,886
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,420,664
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/37 830,164
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/26 201,118
165,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/27 169,547
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/28 251,857
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2 .500 07/01/29 678,980
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/30 217,099
2,900,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5 .000 09/01/32 3,256,613
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2 .350 11/15/40 7,788,411
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 2,162,466
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 5,639,083
6,280,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .550 11/15/40 5,026,861
3,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .200 11/15/41 2,330,319
10,675,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .150 11/15/41 7,877,057
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .400 11/15/41 2,278,418
1,205,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .550 11/15/44 1,200,065
5,125,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6 .000 11/15/55 5,649,633
2,435,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026A
6 .000 11/15/56 2,696,088
TOTAL MAINE 56,500,329

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 2.2%
$ 5,140,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2024
5 .000% 10/01/36 $ 5,782,851
5,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/33 5,668,907
5,505,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/36 6,289,945
11,110,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5 .000 03/01/43 12,181,908
11,735,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5 .000 03/01/44 12,768,151
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 1,261,076
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 3,367,617
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/27 1,784,825
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 2,815,104
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 1,011,607
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 1,379,500
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 146,030
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,500,624
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 2,791,727
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3 .000 02/15/30 4,996,455
22,335,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 09/01/39 19,473,297
10,375,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .500 09/01/40 8,272,981
15,055,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .950 09/01/41 10,277,558
13,245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2 .100 09/01/41 9,706,675
20,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 15,365,322
5,500,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Refunding Series 2025C
5 .000 11/01/31 6,127,484
1,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College Park
Project, Refunding Series 2016 - AGM Insured
5 .000 06/01/28 1,003,495
7,010,000 (b) Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5 .000 07/01/45 7,119,219
4,460,000 (b) Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5 .000 07/01/45 4,791,841
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/32 808,208
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/33 2,258,545
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/34 1,655,352
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/35 2,006,716

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
70
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000% 07/01/36 $ 1,574,883
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/39 947,474
4,910,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 5,481,776
10,005,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/33 11,406,539
11,200,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/34 12,688,340
8,705,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Series 2026
4 .000 06/01/45 8,448,095
TOTAL MARYLAND 193,160,127
MASSACHUSETTS - 2.3%
9,950,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/36 11,276,310
14,750,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/37 16,606,333
4,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/32 4,532,954
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/26 834,037
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 675,889
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/28 913,339
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/29 940,233
4,800,000 (c) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 4,740,652
1,968,811 (c),(d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .650 10/15/28 20
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3 .375 07/01/36 1,857,579
2,270,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-1
5 .000 10/01/39 2,520,109
2,300,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 2,379,701
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,108,697
15,285,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5 .000 05/15/55 17,519,225
415,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/32 452,539
320,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/33 348,946
300,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/34 327,136
270,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/35 294,423
135,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/36 147,211
145,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 158,116

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000% 09/01/30 $ 275,286
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/32 479,918
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/30 1,068,249
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/31 1,219,900
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/32 1,734,662
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/35 1,200,571
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/36 1,104,717
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 3,909,929
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4 .000 07/01/37 4,001,386
2,320,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
3 .000 12/01/39 2,071,961
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .125 12/01/41 2,033,312
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,104,372
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2 .900 12/01/39 2,487,230
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 1,903,649
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 5,385,419
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 6,411,349
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2 .300 12/01/40 1,802,115
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 3,727,633
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 3,646,264
3,235,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350 06/01/39 2,639,301
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .100 12/01/39 1,533,302
5,000,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/43 5,000,834
3,220,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5 .000 08/15/36 3,481,767
14,035,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/33 15,970,659
8,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/34 9,937,077
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 3,122,237
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/38 3,103,352
2,575,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5 .000 06/01/31 2,866,301
12,115,000 Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005 - BAM Insured
5 .500 01/01/34 13,845,845
1,790,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000 06/01/35 2,079,559

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
72
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,530,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000% 06/01/36 $ 1,763,066
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000 06/01/37 2,286,903
1,650,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/36 1,901,346
2,180,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 2,492,724
945,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .000 03/15/46 896,806
1,650,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .000 03/15/47 1,552,156
1,865,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4 .000 03/15/48 1,733,281
7,370,417 Somerville, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2025B
5 .000 07/01/26 7,416,096
TOTAL MASSACHUSETTS 197,823,983
MICHIGAN - 2.2%
780,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/30 783,892
1,315,000 (b) Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 1,318,949
11,740,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put
4/13/28)
1 .200 10/15/30 11,183,565
17,380,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put
4/13/28)
1 .200 10/15/38 16,595,613
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/32 1,110,128
1,500,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/33 1,673,905
1,230,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/34 1,376,561
10,680,000 (b) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5 .000 12/01/43 11,150,585
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 1,876,442
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/33 2,677,092
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/34 2,466,772
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/35 1,008,348
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 2,398,129
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 6,330,935
7,700,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 7,699,923
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .650 12/01/39 2,153,671
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .950 12/01/39 11,205,600

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600% 12/01/40 $ 20,328,273
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150 12/01/41 7,094,378
20,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/33 22,566,624
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1 .450 09/01/30 20,240,288
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1 .350 08/01/29 19,642,293
2,255,000 (b) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,255,207
1,335,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025D, (AMT)
5 .000 12/01/31 1,451,021
1,100,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025F, (AMT)
5 .000 12/01/31 1,195,598
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/32 2,185,558
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/33 5,478,174
6,620,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/34 7,277,272
TOTAL MICHIGAN 192,724,796
MINNESOTA - 1.6%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/33 1,967,331
1,230,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/37 1,255,163
7,135,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,823,709
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5 .000 02/01/28 7,891,010
5,435,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3 .000 02/01/36 5,196,401
4,360,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/32 4,922,377
4,580,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/33 5,218,923
12,490,000 (b) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 13,089,442
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/28 1,399,849
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/27 1,015,281
3,122,840 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 2,652,810

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
74
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900% 07/01/43 $ 2,257,570
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .625 01/01/40 5,002,200
4,525,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3 .500 07/01/50 4,516,642
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500 07/01/40 4,346,213
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 3,263,594
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 3,053,305
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 7,040,364
10,070,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/36 11,196,246
10,060,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/32 11,330,654
14,745,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/33 16,721,937
4,160,000 (b) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 4,564,329
6,465,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .500 02/01/39 6,291,164
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 2,596,872
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/29 2,960,353
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/30 3,884,676
TOTAL MINNESOTA 140,458,415
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,595,750
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 647,366
1,365,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
5 .500 06/01/45 1,458,643
2,490,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .450 12/01/39 2,074,583
1,565,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
3 .750 06/01/49 1,573,152
1,470,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .000 12/01/40 1,060,210
2,830,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .000 12/01/39 2,777,688
6,560,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 12/01/44 6,542,814
1,780,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2026A
6 .250 12/01/55 1,989,347
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/37 2,058,618
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4 .000 10/15/38 1,553,408
TOTAL MISSISSIPPI 27,331,579

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 1.5%
$ 825,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000% 03/01/33 $ 826,235
2,475,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/31 2,607,614
3,915,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/32 4,149,498
3,730,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5 .000 03/01/38 3,830,257
5,215,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 5,281,131
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4 .000 01/01/40 7,865,874
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4 .000 12/01/39 4,544,677
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2 .000 03/01/32 3,563,112
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5 .000 08/15/39 3,050,681
4,335,000 (f) Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5 .000 05/01/33 4,878,756
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 9,736,987
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 11,208,042
15,240,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 13,894,479
12,110,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,122,816
2,125,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 1,975,834
11,970,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5 .000 04/01/59 13,324,106
1,010,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .550 11/01/44 1,006,487
5,070,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .450 11/01/44 5,019,524
2,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3 .950 11/01/39 2,929,777
3,530,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .750 11/01/39 3,025,206
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2 .550 11/01/40 1,201,782
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2 .150 11/01/41 749,356
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 3,045,764
6,375,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5 .000 03/01/44 6,799,912
1,920,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500 03/01/29 2,070,214

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
76
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,935,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500% 03/01/30 $ 2,131,128
1,220,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500 03/01/31 1,368,224
885,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 886,737
TOTAL MISSOURI 133,094,210
MONTANA - 0.5%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5 .000 07/01/38 1,554,915
740,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/34 833,861
700,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/36 796,663
485,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/38 545,085
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125 05/01/33 22,193,198
2,725,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,767,308
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4 .000 06/01/33 1,021,676
535,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/36 608,445
665,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/37 750,245
540,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/38 605,668
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2 .000 12/01/41 754,205
1,665,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 1,201,677
995,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3 .950 12/01/39 973,841
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 992,485
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 355,473
805,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 792,812
2,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .250 12/01/40 1,996,043
4,365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2026A
5 .750 06/01/56 4,782,209
590,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3 .250 06/01/32 578,889
1,875,000 (b) Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A, (Mandatory Put
2/15/30)
5 .000 02/15/65 1,988,711
TOTAL MONTANA 46,093,409

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NATIONAL - 0.4%
$ 18,555,000 (c) Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Corporate
Taxable Debt Series 2019
3 .150% 01/15/36 $ 17,290,517
18,324,716 Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-053
2 .550 06/15/35 16,362,095
4,973,704 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 4,752,317
TOTAL NATIONAL 38,404,929
NEBRASKA - 0.9%
6,640,000 (b) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 7,025,198
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/28 2,026,473
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 8,519,666
1,070,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 1,081,658
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 750,542
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 200,108
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/28 835,403
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 485,214
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/30 1,000,341
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 180,043
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 142,857
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .850 09/01/39 6,178,450
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .550 09/01/40 8,041,790
610,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 473,470
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 13,381,446
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4 .125 09/01/38 2,290,332
4,275,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2026A
6 .250 03/01/55 4,780,806
1,605,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4 .000 12/01/26 1,620,498
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4 .000 06/15/33 1,808,537
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 2,209,582
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 3,261,608
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/28 3,662,581

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
78
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250% 02/01/29 $ 1,353,208
5,790,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3 .375 12/15/37 5,599,803
TOTAL NEBRASKA 76,909,614
NEVADA - 0.5%
8,400,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
4 .000 06/15/46 7,910,390
895,000 (b),(c) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3 .450 12/01/26 895,463
1,585,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,560,224
2,060,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 1,984,311
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/34 3,601,872
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 2,117,811
3,670,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4 .750 10/01/40 3,765,684
6,405,000 (f) Truckee Meadows Water Authority, Nevada, Water Revenue
Bonds, Refunding Series 2026
5 .000 07/01/32 7,171,949
6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3 .000 06/01/38 6,007,623
5,000,000 (b) Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3 .625 03/01/36 5,033,089
TOTAL NEVADA 40,048,416
NEW HAMPSHIRE - 1.3%
11,226,040 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125 01/20/34 11,259,787
15,071,345 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 14,857,575
2,901,844 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 2,779,914
12,727,320 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/01/51 12,525,607
5,540,153 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 5,210,809
5,723,980 (b) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 5,603,154
6,831,270 (b) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2025-3 Class A-1
4 .794 02/20/41 6,998,140
6,395,000 (b) National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 6,403,288
7,900,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 7,906,258
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 14,483,952
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/32 1,022,772
1,020,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/34 1,032,101
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/38 982,160

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 2,830,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000% 08/01/32 $ 3,113,267
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5 .000 10/01/38 1,004,386
1,545,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3 .500 10/01/34 1,524,562
1,520,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .050 07/01/39 1,510,493
2,020,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 2,013,295
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .450 07/01/44 10,344,262
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .150 07/01/40 2,495,039
2,380,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .500 07/01/45 2,359,081
TOTAL NEW HAMPSHIRE 115,429,902
NEW JERSEY - 2.7%
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series
2021
2 .000 09/01/32 1,413,532
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/29 1,158,651
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/30 1,928,994
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/31 1,876,707
2,430,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2 .000 07/15/30 2,269,395
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/27 1,368,249
1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/30 1,275,419
1,410,000 Flemington-Raritan Regional School District, Hunterdon
County, New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 1,236,683
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 1,534,798
1,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/43 1,003,527
6,180,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
5 .000 06/15/37 6,433,984
2,600,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 2,701,848
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/32 4,392,263
1,555,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 1,558,098
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 2,385,565
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 2,002,081
7,310,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 7,261,923
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 25,026,272
730,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/26 733,654

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
80
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000% 06/15/28 $ 451,682
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 4,951,955
37,560,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 35,383,571
5,310,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 5,330,109
1,000,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 1,153,078
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 2,183,661
1,230,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/35 1,231,227
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .500 12/01/29 204,957
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/31 530,008
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
4 .000 12/01/32 540,157
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/33 234,937
525,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 511,929
1,100,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/36 1,248,138
915,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/37 1,031,039
155,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 155,689
3,110,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 3,124,499
6,855,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 6,885,464
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5 .000 06/15/33 6,254,794
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/42 4,912,667
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/31 1,515,084
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/33 10,906,387
3,980,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 3,960,937
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 7,573,380
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/33 6,502,414
2,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/36 2,604,940
1,845,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025B
5 .000 01/01/34 2,091,535
2,875,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 2,557,683

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,350,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1 .000% 11/15/28 $ 2,221,637
1,530,000 South Orange & Maplewood School District, Essex County,
New Jersey, General Obligation Bonds, Series 2021
2 .125 08/15/42 1,057,652
6,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 6,438,256
14,170,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,732,404
3,320,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/31 3,439,756
2,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 2,266,207
9,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 9,489,878
11,265,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 11,231,121
2,270,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,175,237
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 2,569,026
TOTAL NEW JERSEY 237,214,738
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2 .150 04/01/33 5,500,668
3,500,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5 .000 12/15/32 3,955,225
1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3 .750 07/01/38 1,130,798
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .750 07/01/38 2,966,647
3,550,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3 .000 07/01/39 3,118,355
2,530,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2 .850 07/01/39 2,176,178
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .150 07/01/41 1,842,741
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 3,558,814
3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2 .350 07/01/41 2,657,747
1,060,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 1,047,457
1,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .600 09/01/44 1,939,355
7,205,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .450 09/01/44 7,142,568
590,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .100 09/01/39 583,018
3,700,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 3,679,259
2,360,000 (b) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000 06/01/54 2,489,001
TOTAL NEW MEXICO 43,787,831
NEW YORK - 5.8%
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5 .000 11/01/35 1,425,873
650,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 672,414
3,390,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,296,035

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
82
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,030,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000% 06/01/40 $ 3,816,479
1,125,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/34 1,272,915
1,170,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/36 1,324,573
5,000,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,806,586
1,400,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/27 1,411,603
1,300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/29 1,293,304
5,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5 .000 02/15/37 5,172,835
6,965,000 (e) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5 .000 03/15/28 7,301,307
1,040,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5 .000 03/15/34 1,049,968
8,345,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 8,604,293
6,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000 03/15/34 6,825,873
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/35 1,160,673
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/37 1,146,719
5,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured
5 .000 02/15/42 5,061,321
8,195,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/39 8,489,550
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1
5 .000 11/15/43 6,204,177
8,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .000 11/15/41 8,566,645
1,195,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2016D
5 .000 11/15/31 1,208,015
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2
4 .000 11/15/42 4,734,203
2,400,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2025A
5 .000 07/01/33 2,721,423
1,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2025A
5 .000 07/01/34 1,143,965
930,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
4 .000 01/01/30 917,377
1,910,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/40 1,853,322
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 1,532,847
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 1,006,138

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000% 07/01/30 $ 657,358
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/32 2,462,359
5,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2025A
5 .000 04/01/36 5,727,650
5,685,000 Nassau County, New York, General Obligation Bonds,
Refunding General Improvement Series 2017C
5 .000 10/01/36 5,854,395
5,200,000 (b) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 5,293,738
1,630,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4 .000 01/01/32 1,692,608
1,065,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3 .000 01/01/33 1,026,079
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series AA
5 .000 06/15/38 5,113,777
2,100,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 2,119,827
6,235,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 6,451,520
8,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/43 8,422,433
3,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/39 3,291,267
7,240,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/41 7,813,643
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/40 10,875,173
5,185,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/39 5,650,734
2,550,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 2,783,567
11,260,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1
5 .000 04/01/43 11,498,821
11,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series B-1
5 .000 08/01/31 12,103,046
2,000,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/29 2,142,068
5,000,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/30 5,427,564
3,750,000 (f) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/31 4,124,581
5,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5 .000 08/01/29 5,009
1,005,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125 09/15/50 736,755
18,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2026A
5 .000 03/15/34 20,396,032
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,035,413
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 598,728

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
84
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .875% 11/01/38 $ 1,969,972
2,330,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 2,040,391
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .850 11/01/39 8,349,657
8,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .850 11/01/39 7,735,785
17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .300 11/01/40 13,615,809
3,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .375 11/01/44 3,139,308
4,400,000 (b) New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3 .600 11/01/44 4,419,672
5,000,000 (b) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Sustainability Series 2024A-2,
(Mandatory Put 6/15/29)
3 .350 06/15/54 5,014,359
9,685,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3 .000 10/01/39 8,471,153
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 7,902,189
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .300 10/01/40 4,659,767
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .400 10/01/41 16,683,289
5,305,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 4,356,959
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 9,406,561
2,485,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6 .000 10/01/55 2,744,154
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/33 1,155,303
2,250,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/36 2,564,990
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/37 1,128,575
755,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5 .000 01/01/28 788,534
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/30 1,191,149
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/32 904,959
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 8,001,876
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 8,591,647
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 18,536,602
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 2,376,076
29,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 29,965,902

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000% 08/01/26 $ 1,101,108
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,521,047
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 8,241,954
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4 .000 01/01/36 14,799,217
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,097,119
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/35 4,780,754
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 3,443,419
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/37 2,057,851
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 2,447,368
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 2,705,758
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/30 4,210,093
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 2,102,868
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/32 1,336,552
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/33 3,083,367
10,675,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3 .000 10/15/39 9,775,693
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,082,348
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/33 2,451,996
8,585,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/34 8,771,004
2,760,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000 11/15/35 2,816,972
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .000 11/15/39 4,049,358
5,815,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 06/15/33 6,445,511
9,875,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 12/15/33 11,014,286
1,105,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5 .000 11/15/42 1,173,990
TOTAL NEW YORK 508,548,849

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
86
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 1.0%
$ 1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000% 11/01/28 $ 1,841,070
1,000,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/29 1,072,093
10,140,000 (b) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 10,186,536
5,480,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/33 6,272,781
5,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/34 5,769,332
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 1,141,212
9,560,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 9,413,342
4,165,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .350 01/01/44 4,129,382
5,925,000 (f) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 60
6 .250 07/01/57 6,742,042
1,125,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 1,107,742
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .625 07/01/39 2,612,806
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 3,907,291
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .300 07/01/41 9,609,463
2,290,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6 .250 01/01/57 2,591,368
11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 11,706,256
5,265,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5 .000 05/01/33 5,957,451
TOTAL NORTH CAROLINA 84,060,167
NORTH DAKOTA - 1.0%
3,525,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 3,525,745
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/26 1,250,859
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/27 1,320,891
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/28 1,385,700
5,690,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/32 5,957,880
5,920,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/33 6,167,586
2,675,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/34 2,780,061
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/33 445,019
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/36 417,331
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/46 2,282,435
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .500 05/01/39 1,809,430
2,825,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .200 07/01/39 2,517,668
2,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
3 .000 07/01/40 2,143,265

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 4,535,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .350% 07/01/40 $ 3,574,151
6,900,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .250 07/01/41 5,174,118
10,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .450 07/01/41 7,696,959
5,275,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .550 07/01/44 5,255,916
5,050,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .175 07/01/39 5,036,394
2,975,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5 .750 07/01/56 3,248,868
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/28 3,814,436
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/29 3,017,035
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/31 1,312,776
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,414,022
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 10,681,349
3,395,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 3,189,199
TOTAL NORTH DAKOTA 87,419,093
OHIO - 4.3%
4,475,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 4,586,538
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 7,072,880
18,030,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 19,109,029
13,640,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 14,667,448
8,075,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 8,663,514
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 4,758,154
4,045,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 4,280,026
2,825,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 2,974,267
835,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/36 875,492
7,755,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 7,776,141
2,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 2,796,536
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 2,115,927

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
88
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 8,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000% 06/01/48 $ 6,142,923
3,845,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 3,223,984
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 10,808,388
11,545,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5 .000 12/01/31 12,844,682
6,500,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .000 01/01/40 6,892,520
5,695,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/41 6,097,516
3,460,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/34 3,953,470
3,250,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/32 3,661,020
4,010,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/33 4,560,159
3,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/34 3,440,542
2,700,000 (b) Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 5/01/26)
2 .625 12/01/46 2,699,524
1,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018
5 .000 06/01/43 1,025,697
1,520,000 Huber Heights City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2025
5 .000 12/01/32 1,707,228
1,115,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3 .000 08/01/40 951,401
1,750,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 1,753,665
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 6,883,736
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 2,270,078
5,350,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 5,399,739
25,825,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 24,757,407
18,600,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 17,831,085
12,595,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 12,155,355
16,950,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,169,765
5,940,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 5,991,840
195,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 195,410

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,100,000 (b) Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1 .625% 12/01/34 $ 5,036,259
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 1,878,967
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 1,705,713
3,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 2,975,999
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 1,076,926
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .250 09/01/41 2,697,633
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .450 09/01/41 3,737,615
1,300,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 1,288,647
8,295,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .500 09/01/44 8,249,372
2,900,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4 .150 09/01/40 2,875,301
10,000,000 Ohio State, General Obligation Bonds, Common Schools
Series 2026A
5 .000 09/15/42 11,034,114
10,000,000 Ohio State, General Obligation Bonds, Common Schools
Series 2026A
5 .000 09/15/43 10,959,387
5,585,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/31 6,231,361
9,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/33 10,254,973
2,000,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5 .000 11/01/31 2,231,463
5,360,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5 .000 11/01/33 6,107,406
5,075,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement Series 2026Z
5 .000 05/01/31 5,621,523
5,000,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5 .000 05/01/29 5,362,143
5,655,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/27 5,774,530
6,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5 .000 12/01/32 6,781,687
1,750,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/31 1,953,803
1,185,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/32 1,337,081
1,730,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5 .000 12/01/32 1,952,025
5,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5 .000 12/01/45 5,365,869
3,175,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 2,543,639
370,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 370,067

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
90
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,700,000 (e) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement
Series 2020, (Pre-refunded 12/01/29)
6 .125% 12/01/49 $ 5,174,795
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 12,445,105
TOTAL OHIO 375,116,489
OKLAHOMA - 2.3%
1,110,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4 .000 12/01/28 1,139,934
1,775,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/28 1,706,573
1,850,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/29 1,743,133
1,800,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/30 1,740,775
1,790,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/31 1,698,798
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/33 8,026,603
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 12,588,555
1,725,000 Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview Public
Schools Project, Series 2021A
4 .000 12/01/35 1,766,950
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/31 10,275,801
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/27 922,681
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/28 966,975
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/29 989,995
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/30 904,468
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/31 716,119
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/32 967,382
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/33 828,897
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/34 929,470
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 1,098,000
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/28 1,531,133

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000% 12/01/31 $ 1,464,603
2,720,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/29 2,740,748
5,445,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/31 5,485,628
3,220,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
3 .625 09/01/36 3,222,206
1,365,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/32 1,386,440
1,485,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/34 1,492,098
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/36 989,409
1,890,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/32 1,919,686
1,790,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/33 1,804,596
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/34 1,005,098
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/30 1,078,426
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/31 1,091,468
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016
5 .000 09/01/26 2,510,777
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/33 915,298
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/34 944,731
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/35 980,869
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/30 1,341,930
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/34 1,623,216
5,725,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2025
5 .000 03/01/33 6,471,720
6,065,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 6,044,904
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 606,895
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/33 9,694,708
8,615,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 8,692,368

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
92
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250% 08/15/43 $ 3,817,298
2,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,442,266
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 5,152,297
975,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3 .000 09/01/39 845,327
1,430,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3 .000 09/01/40 1,225,861
3,095,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026A
6 .000 09/01/57 3,474,279
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/29 762,529
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/30 451,046
1,110,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/31 1,137,771
7,800,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022A
2 .000 03/01/27 7,711,521
7,000,000 (f) Tulsa County Independent School District 9 Union Board of
Education, Oklahoma, General Obligation Bonds, Building
Series 2026
2 .000 04/01/28 6,838,628
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/27 1,506,768
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/28 1,543,127
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/29 1,573,531
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/30 2,908,311
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/26 10,773,963
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/30 5,819,931
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/31 5,595,897
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/26 9,972,553
3,415,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools Project,
Series 2025
5 .000 09/01/31 3,739,982
7,180,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 4,553,225
2,600,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3 .000 09/15/35 2,454,052
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/29 2,270,053
2,015,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/31 2,117,302

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000% 03/01/33 $ 2,610,669
TOTAL OKLAHOMA 205,348,251
OREGON - 1.0%
5,070,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 5,176,857
1,850,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 1,175,043
5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/38 2,995,402
1,765,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/38 1,826,366
1,260,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,281,163
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/34 1,223,258
1,525,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/35 1,064,786
1,070,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/37 679,597
2,150,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/39 1,240,879
2,800,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0 .000 06/15/38 1,676,022
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/39 1,093,572
6,585,000 (b) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 7,140,520
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3 .450 01/01/38 1,727,181
3,085,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3 .900 07/01/38 3,027,996
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2 .650 07/01/39 6,709,214
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 5,564,052
2,710,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4 .750 07/01/40 2,778,419
5,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2024A
5 .000 11/15/33 5,698,979
550,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/31 613,977
1,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/32 1,129,111
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2 .600 12/01/42 2,551,232
4,840,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,839,824
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/38 4,333,294
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/33 5,448,232
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/33 1,928,542
3,700,000 Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A
4 .000 10/01/33 3,732,389
3,000,000 University of Oregon, General Revenue Bonds, Refunding
Series 2026A
5 .000 04/01/36 3,452,952

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
94
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 6,510,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5 .000% 06/01/33 $ 7,416,887
TOTAL OREGON 87,525,746
PENNSYLVANIA - 4.1%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/28 1,032,918
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/29 1,473,549
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/30 2,670,500
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/36 1,029,281
10,085,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/37 9,893,776
5,205,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/38 5,059,437
5,680,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 5,155,721
2,335,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 2,194,808
1,445,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/28 1,495,330
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,381,765
27,211,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 25,623,023
14,973,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 11,051,348
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 4,788,937
1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000 07/15/27 1,053,181
5,190,000 (b) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 4,791,161
22,030,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 21,193,673
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 2,029,158
4,465,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
4 .000 07/01/49 3,767,446
7,560,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 7,548,695
16,805,000 (b) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 15,805,444
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 3,167,109

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 11,000,000 (b) Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2025A, (Mandatory Put 3/15/35)
5 .000% 03/15/60 $ 11,970,626
1,000,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services
Inc Project, Refunding Series 2019A, (AMT), (Mandatory Put
4/15/26)
3 .250 04/01/34 999,928
1,000,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-1, (AMT), (Mandatory Put 4/15/26)
3 .250 04/01/49 999,924
1,600,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 7/15/26)
3 .250 04/01/49 1,600,097
1,250,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 1,229,652
4,715,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 5/01/26)
3 .000 08/01/45 4,714,134
5,225,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2025, (AMT), (Mandatory Put 6/01/26)
2 .875 06/01/49 5,222,267
1,020,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 748,120
10,785,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 7,241,051
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3 .000 07/15/39 911,508
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .100 10/01/36 18,188,415
13,055,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 12,355,510
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3 .500 10/01/34 6,525,130
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 870,270
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 851,731
3,930,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 3,421,175
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .125 10/01/35 2,739,873
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 7,952,318
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 11,513,538
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 4,763,265
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 993,475
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 9,688,924
6,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 6,781,305
3,215,000 Pennsylvania State, General Obligation Bonds, First Series
2023
5 .000 09/01/38 3,531,215
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,466,987
2,690,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .500 12/01/34 2,711,786
5,215,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 5,263,903

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
96
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375% 12/01/38 $ 16,948,987
6,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate First Series 2026
5 .000 06/01/29 6,416,302
4,715,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,731,766
22,160,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 22,219,650
3,075,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/29 3,190,899
3,425,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/31 3,544,565
5,645,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5 .000 12/01/36 5,701,832
3,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/31 3,979,227
2,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 2,500,388
2,240,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4 .000 12/01/36 2,253,482
1,175,000 (e) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1, (Pre-refunded 6/01/26)
5 .000 12/01/28 1,179,706
3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5 .000 12/01/36 3,213,301
1,835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/31 1,594,115
2,060,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/33 1,692,444
1,165,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/34 930,488
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/32 3,276,820
440,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 438,466
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 2,758,314
1,200,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/37 1,312,653
800,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/38 870,808
TOTAL PENNSYLVANIA 361,216,600
PUERTO RICO - 2.9%
19,655,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 20,740,247
22,060,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 22,797,733
350,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 365,940
5,575,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 5,274,308
16,071,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 15,454,992
27,360,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 24,607,559
62,704,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 52,200,114
19,876,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 15,304,657
2,532,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 2,531,978

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 11,678,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550% 07/01/40 $ 11,645,719
24,197,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 8,521,143
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,013,695
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 952,125
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
4 .500 07/01/34 4,742,958
15,604,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 15,395,673
7,773,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 7,669,223
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 70,281
8,891,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 9,064,073
16,747,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 17,688,499
1,913,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 2,090,141
8,047,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 5,848,990
2,683,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,679,923
2,942,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 2,901,061
1,205,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,164,602
TOTAL PUERTO RICO 250,725,634
RHODE ISLAND - 0.7%
1,290,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5 .000 10/01/28 1,360,246
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 1,990,965
1,470,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5 .000 05/15/27 1,508,143
3,275,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3 .000 10/01/39 2,864,536
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .000 10/01/39 2,106,678
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 10,428,124
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .300 10/01/40 7,766,279
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 3,655,010
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4 .600 10/01/44 3,973,901
4,750,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Refunding Series 2026B
5 .000 10/01/30 5,214,306
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 19,468,246
3,645,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 3,544,372
TOTAL RHODE ISLAND 63,880,806

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
98
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.5%
$ 5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5 .000% 05/01/34 $ 5,790,143
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/34 1,056,497
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/35 1,171,570
6,400,000 (b) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,884,770
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2 .250 06/01/41 687,911
2,500,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/31 2,769,693
2,680,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .900 07/01/39 2,310,094
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .150 07/01/40 4,391,219
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 13,071,752
1,865,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .500 07/01/44 1,856,515
5,145,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .375 07/01/44 5,103,458
995,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .150 07/01/40 991,044
8,590,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .500 07/01/45 8,525,367
4,575,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .625 07/01/40 4,673,121
6,095,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6 .250 01/01/56 6,847,339
7,005,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/56 7,795,258
5,390,000 (b) South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4 .000 03/01/62 5,399,977
3,445,000 (f) South Carolina Jobs-Economic Dev Auth, Revenue Bonds,
International Paper Company Project, Refunding Environmental
Improvement Series 2023A, (AMT)
3 .950 04/01/33 3,423,667
1,305,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/27 1,306,059
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/32 3,925,897
2,650,000 (b) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2025B-2, (Mandatory Put 11/01/32)
5 .000 11/01/49 2,952,145
4,595,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
5 .000 12/01/31 4,999,596
2,565,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 2,575,490
5,330,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 5,349,456
1,405,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 1,410,746
2,920,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 2,929,715

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 730,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000% 12/01/37 $ 732,986
1,525,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/37 1,528,129
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B - AGM Insured
5 .000 12/01/42 4,306,782
10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5 .000 10/01/39 10,204,346
4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3 .000 03/01/37 4,174,510
TOTAL SOUTH CAROLINA 129,145,252
SOUTH DAKOTA - 0.6%
200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/26 199,064
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/27 392,636
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/29 380,499
1,575,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/32 1,765,626
1,170,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/33 1,323,801
1,000,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/34 1,138,563
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5 .000 09/01/27 1,585,495
2,515,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/31 2,568,039
3,925,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 2,869,883
7,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 5,473,057
3,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024A
4 .450 11/01/44 3,491,308
13,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 12,986,472
7,710,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4 .200 11/01/40 7,675,125
2,395,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 2,707,906
4,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026A
6 .000 11/01/56 4,549,529
3,205,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A
4 .150 11/01/38 3,214,737
TOTAL SOUTH DAKOTA 52,321,740
TENNESSEE - 1.5%
1,630,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/26 1,641,890
1,900,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 1,983,907
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
3 .375 04/01/26 2,895,000
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/29 3,287,722
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/30 2,632,896

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
100
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000% 04/01/31 $ 2,836,959
5,210,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,222,227
11,800,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2021C
1 .750 01/01/37 9,522,056
5,920,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026C
4 .000 01/01/45 5,740,281
1,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Refunding Series 2026D, (AMT)
5 .000 07/01/34 1,106,234
1,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Refunding Series 2026D, (AMT)
5 .000 07/01/35 1,109,283
2,135,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/33 2,350,585
3,250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/34 3,595,260
1,600,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/35 1,774,854
2,115,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/36 2,340,367
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3 .000 06/01/30 4,405,378
1,860,000 (b) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5 .000 11/15/48 2,010,184
6,500,000 Shelby County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, Methodist Le Bonheur
Healthcare, Series 2025A
5 .000 06/01/35 7,119,426
15,810,000 (b) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 15,969,110
4,095,000 (b) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,354,849
5,535,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5 .000 11/01/34 5,910,767
420,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .950 07/01/35 419,990
1,275,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-2
3 .700 07/01/38 1,226,134
3,280,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3 .750 07/01/38 3,143,234
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3 .900 07/01/38 6,216,428
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .750 07/01/39 5,515,437
6,615,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3 .000 07/01/39 5,810,681
2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2 .600 07/01/39 2,041,952
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2 .900 07/01/39 3,387,563
3,840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .250 07/01/41 2,884,155
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .250 07/01/41 5,350,338
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 4,029,410
215,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .450 07/01/44 212,878
1,350,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-2A
4 .850 07/01/40 1,386,820

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 3,245,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000% 12/01/35 $ 3,438,760
2,250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,265,835
TOTAL TENNESSEE 135,138,850
TEXAS - 9.3%
11,020,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/33 12,393,825
10,195,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/34 11,542,772
5,000,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2017A
5 .000 02/15/45 5,033,629
2,050,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5 .000 02/15/28 2,143,714
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 2,625,112
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 2,854,227
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,606,250
5,000,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/33 5,650,085
5,000,000 (f) Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding & Improvement Series 2026
5 .000 11/15/31 5,548,592
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/40 21,871,796
9,255,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 9,781,005
8,500,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B
5 .000 08/15/36 9,633,523
5,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/29 5,389,448
8,525,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/38 9,412,928
9,125,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/39 10,030,272
10,860,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 10,926,635
4,150,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .000 01/01/30 4,466,802
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 1,040,521
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/35 1,036,781
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/36 1,034,301
3,325,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/36 3,655,259
1,310,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/37 1,431,088
7,575,000 Comal Independent School District, Texas, General Obligation
Bonds, Refunding Series 2025
5 .000 02/01/33 8,541,125
3,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2024
5 .000 02/15/30 3,255,557
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/34 5,658,231
1,200,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/32 1,337,985

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
102
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,965,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000% 03/01/33 $ 3,293,001
3,090,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/34 3,449,879
3,280,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/35 3,672,813
3,395,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/33 3,819,050
5,570,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/34 6,314,129
2,710,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2026
5 .000 02/15/31 2,982,098
9,090,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 9,377,827
7,445,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/30 8,032,744
4,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5 .000 02/15/33 4,503,720
5,445,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5 .000 02/15/34 6,161,814
10,035,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 10,250,615
9,120,000 Dallas, Texas, General Obligation Bonds, Series 2025 5 .000 02/15/32 10,155,185
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,936,710
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/32 3,354,287
9,070,000 Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, Refunding
Series 2025A
5 .000 08/15/33 10,295,979
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,775,014
2,400,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/33 2,682,859
3,405,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/34 3,834,385
4,000,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 4,002,595
5,215,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
4 .125 07/01/26 5,234,330
4,025,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .950 07/01/27 4,089,849
3,060,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .750 07/01/28 3,114,843
3,650,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,827,455
8,960,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 9,481,778
1,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Childrens
Hospital, Series 2019A
4 .000 10/01/35 1,006,261
10,710,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5 .000 12/01/29 11,562,579

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,590,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000% 09/15/48 $ 1,445,807
4,560,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/33 5,164,215
4,650,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/34 5,304,190
1,715,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/33 1,942,243
1,800,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/34 2,053,235
1,750,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2025A
5 .000 08/15/32 1,954,088
1,270,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 1,274,716
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/28 7,309,369
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/30 11,845,315
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 12,619,793
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 2,001,960
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4 .000 07/15/41 910,737
7,725,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 8,120,936
1,600,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,678,891
12,050,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000 11/15/39 12,065,390
3,175,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/32 3,334,827
2,630,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/33 2,756,305
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/41 9,145,548
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/42 8,036,611
3,820,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .000 09/01/45 4,031,469
5,000,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .000 09/01/46 5,222,423
4,235,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .500 09/01/58 4,498,391
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3 .000 09/01/33 968,190
4,750,000 Humble Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2026A
5 .000 02/15/32 5,277,200
2,925,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building
Series 2024
5 .000 08/15/26 2,951,145
2,830,000 Hutto, Texas, Certificates of Obligation Bonds, Combination Tax
& Waterworks & Sewer System Revenue Series 2026
4 .000 08/01/43 2,673,703

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
104
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,055,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5 .000% 02/15/29 $ 2,187,644
1,575,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5 .000 02/01/43 1,620,785
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/26 1,001,505
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/27 2,028,129
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 1,572,440
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/29 2,003,004
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/30 2,002,870
4,115,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021
5 .000 05/15/27 4,224,081
4,590,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 2001A
2 .600 11/01/29 4,468,084
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 2,721,279
2,335,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,337,867
1,800,000 (b) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 1,867,570
2,570,000 (b) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 5/01/26)
3 .000 05/01/50 2,569,767
10,000,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 10,082,178
5,000,000 Montgomery County, Texas, General Obligation Bonds, Limited
Tax Refunding Series 2025A
5 .000 03/01/32 5,547,621
2,900,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/33 3,278,611
3,020,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4 .000 06/01/43 2,958,129
3,860,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,552,781
9,195,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 10,932,772
5,355,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 5,450,872
4,010,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2024A
5 .000 01/01/41 4,359,384
3,750,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/38 2,363,514
2,250,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 2,305,632
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A
3 .000 01/01/35 4,799,962
5,950,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2020A
4 .000 01/01/37 5,980,208
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2024B
5 .000 01/01/32 5,520,416

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000% 02/15/34 $ 5,281,862
4,500,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 02/15/32 5,022,599
965,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 868,175
6,865,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 5,342,913
13,675,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 9,735,320
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 603,459
2,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 1,901,245
1,270,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5 .000 10/01/26 1,285,726
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2 .000 08/15/43 1,543,771
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/43 786,890
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 928,958
3,910,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/32 4,366,290
4,260,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026F, (Mandatory Put 5/01/30)
5 .000 11/15/55 4,565,606
3,765,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5 .000 11/15/64 4,160,556
4,990,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .650 07/01/40 5,092,245
5,835,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
4 .750 07/01/40 5,982,314
6,810,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
6 .000 01/01/57 7,584,864
13,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .450 01/01/44 13,844,493
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .125 09/01/38 3,543,544
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 3,536,491
18,170,000 (b) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 19,186,413
15,850,000 (b) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 17,314,946
10,000,000 (b) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 10,629,831
6,500,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/36 6,907,179
7,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/37 6,834,426

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
106
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000% 12/31/38 $ 3,807,136
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,701,370
1,700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 1,723,534
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/33 2,828,223
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 1,591,391
10,560,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5 .000 10/01/36 12,000,371
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 6,251,147
6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/32 7,447,914
10,400,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5 .000 04/01/35 10,415,757
12,000,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/38 13,130,221
6,115,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 6,115,000
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 5,863,495
5,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5 .000 10/01/32 5,618,732
1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/35 758,063
1,605,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/36 1,025,699
2,120,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/37 1,281,119
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/39 593,336
1,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A
5 .000 10/15/42 1,016,904
7,385,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018A
5 .000 10/15/30 7,719,082
5,890,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2022
5 .000 10/15/47 6,096,649
15,315,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 10/15/33 17,399,496
3,750,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/39 4,098,203
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/40 11,716,412
2,000,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/28 2,089,556
2,270,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/29 2,407,484
TOTAL TEXAS 813,983,474

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 0.6%
$ 1,055,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250% 03/01/31 $ 1,005,797
1,600,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,450,107
1,300,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,300,114
1,790,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,693,440
1,250,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,278,044
6,790,000 Salt Lake City School District, Salt Lake County, Utah, General
Obligation Bonds, School Bond Guaranty Program, Series 2013
5 .000 03/01/38 7,651,151
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/26 3,921,595
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/31 5,424,530
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,507,645
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/31 9,764,155
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/33 5,494,774
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/35 2,939,221
1,145,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/36 1,263,149
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/37 1,233,388
6,420,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 6,383,183
TOTAL UTAH 52,310,293
VERMONT - 0.2%
5,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2026A
5 .000 10/01/33 5,646,505
820,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2026A
4 .000 10/01/45 778,268
2,985,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000 05/01/37 2,861,850
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .450 11/01/41 2,637,140
3,440,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .450 11/01/44 3,405,752
TOTAL VERMONT 15,329,515
VIRGINIA - 1.8%
5,310,000 Amelia County Industrial Development Authority, Virginia,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .450 04/01/27 5,180,446
7,310,000 (b) Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series
2023A, (Mandatory Put 7/01/31)
5 .000 07/01/53 7,799,047
6,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4 .000 10/01/28 6,210,637
10,550,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 10/01/29 11,405,859
4,310,000 (b) Federal Home Loan Mortgage Corporation, Virginia ,National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-033.
4 .641 10/25/40 4,456,810
6,303,511 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Green Series 2024ML-028
4 .533 11/25/42 6,449,748

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
108
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,825,712 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4 .603% 06/25/42 $ 3,917,692
5,000,000 (e) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5 .000 07/01/26 5,030,088
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 850,026
1,060,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016
3 .125 06/15/31 1,046,880
710,000 (c) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 539,483
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .400 10/01/44 2,768,189
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,460,411
1,710,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .150 07/01/40 1,703,200
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 496,238
2,100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .650 07/01/40 2,153,868
1,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4 .700 07/01/40 1,035,710
1,560,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .600 07/01/40 1,596,383
7,505,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2020B
2 .200 03/01/40 5,776,954
10,010,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
3 .450 08/01/28 10,012,033
2,600,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 2,601,491
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .100 09/01/40 1,314,202
3,925,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .450 09/01/45 3,872,789
12,875,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,385,529
10,185,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 9,691,623
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/32 5,871,906
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/34 4,237,074
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 5,108,466
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 3,466,244
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 4,714,750
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 1,992,638

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000% 12/31/52 $ 3,094,044
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 5,315,348
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/34 5,508,063
10,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/37 9,759,461
2,565,000 (b) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 2,549,585
TOTAL VIRGINIA 161,372,915
WASHINGTON - 2.9%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5 .000 07/01/38 4,116,497
2,750,000 Energy Northwest, Washington, Electric Revenue Bonds,
Nuclear Project 1, Refunding Series 2024B
5 .000 07/01/26 2,766,896
7,915,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/34 9,061,275
9,520,000 King County, Washington, General Obligation Bonds,
Refunding Limited Tax Series 2025B
5 .000 12/01/31 10,612,825
7,980,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 8,140,492
11,570,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/31 11,802,694
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/33 5,091,978
5,315,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/29 5,624,683
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5 .000 08/01/30 10,427,143
3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5 .000 02/01/29 3,059,104
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/32 2,966,641
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,349,296
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,088,323
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5 .000 08/15/40 5,931,651
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 14,092,766
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/30 6,409,000
1,720,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/31 1,799,765
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/32 6,414,881
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/29 5,253,931
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/31 2,304,489
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 2,812,897
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/36 6,123,986

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
110
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200% 06/01/41 $ 5,131,673
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .400 12/01/41 4,235,648
38,955,856 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 37,351,767
6,032,547 (b) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .084 03/01/50 5,814,596
7,970,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5 .000 06/01/32 8,931,301
5,040,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2022D
4 .000 07/01/28 5,204,293
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2023B
5 .000 07/01/42 11,875,744
9,590,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 9,905,892
2,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax, Series 2019B
5 .000 06/01/39 2,065,202
5,645,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/27 5,830,191
4,155,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/32 4,277,845
5,090,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2023A
5 .000 08/01/27 5,257,663
5,145,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,426,880
6,760,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 08/01/44 7,043,830
4,030,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/45 4,223,528
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500 12/01/33 4,797,758
TOTAL WASHINGTON 256,625,024
WEST VIRGINIA - 0.4%
475,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/30 506,523
1,010,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/32 1,089,701
1,665,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 1,692,381
5,895,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 5,991,943
1,675,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,821,081
11,480,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 11,681,730
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .300 11/01/38 3,260,592
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 1,684,424

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3 .900% 11/01/39 $ 1,893,013
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4 .300 11/01/44 2,516,480
5,435,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5 .000 06/01/43 5,549,658
TOTAL WEST VIRGINIA 37,687,526
WISCONSIN - 2.2%
6,780,000 Central Brown County Water Authority, Wisconsin, Water
System Revenue Bonds, Refunding Series 2024A
5 .000 11/01/33 7,617,544
2,900,000 (f) Elkhart Lake-Glenbeulah School District, Sheboygan County,
Wisconsin, General Obligation Bonds, Promissory Notes Series
2026
4 .000 03/01/46 2,650,600
2,000,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/31 2,204,158
1,700,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/32 1,899,542
1,500,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/33 1,693,642
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/27 4,491,041
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 4,626,937
1,475,000 Mukwonago Area School District, Waukesha County,
Wisconsin, General Obligation Bonds, Promissory Note Series
2025
4 .250 04/01/44 1,460,383
10,035,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-
Central District Development Project, Series 2016
5 .000 03/01/41 10,038,450
25,400,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6 .500 12/01/37 19,812,000
2,755,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 2,758,085
8,520,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3 .700 10/01/46 8,615,278
7,960,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 7,910,865
1,820,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
4 .000 06/15/28 1,813,165
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 4,134,739
6,635,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 6,622,692
4,700,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/44 4,564,840
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/39 1,337,703
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 1,331,054
6,130,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/39 5,496,641
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/26 1,080,971
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/27 4,128,191

Portfolio of Investments March 31, 2026
(continued)
Intermediate Duration
112
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 8,205,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5 .000% 08/15/54 $ 8,249,602
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 2,791,634
30,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 30,213
2,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/34 2,152,405
1,455,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/35 1,467,770
5,490,000 (b),(e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,540,942
1,470,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/37 1,410,430
1,950,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/39 1,950,486
4,440,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 4,398,745
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .000 11/01/39 2,465,053
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 1,235,579
1,080,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 1,080,554
4,785,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000 05/01/32 5,380,087
7,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/31 7,760,841
12,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2026-1
5 .000 05/01/32 13,492,381
12,965,000 Wisconsin State, General Obligation Bonds, Series 2025A 5 .000 05/01/35 14,661,400
9,905,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/33 11,228,025
TOTAL WISCONSIN 191,584,668
WYOMING - 0.9%
16,475,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625 07/15/39 15,325,006
960,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/37 969,107
1,000,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/38 1,005,269
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/33 881,343
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/34 1,549,443
8,755,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series
2023
5 .000 06/15/27 8,993,223
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 28,114,330

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING (continued)
$ 2,145,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2015 Series 6
3 .900% 12/01/34 $ 2,145,025
6,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .650 12/01/39 5,436,884
3,250,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
3 .000 12/01/40 2,762,144
6,675,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .250 12/01/40 5,139,585
6,000,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .250 12/01/41 4,475,661
2,700,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .200 12/01/38 2,707,708
TOTAL WYOMING 79,504,728
TOTAL MUNICIPAL BONDS
(Cost $8,838,885,435) 8,571,322,715
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
155330 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 155330
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
812,771 (d),(h) Jackson Hospital 13 .000 04/30/26 65,022
1,128,848 (d),(h) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 04/30/26 90,308
TOTAL HEALTH CARE EQUIPMENT & SERVICES 155,330
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,938,084) 155,330
TOTAL LONG-TERM INVESTMENTS
(Cost $8,898,342,557) 8,625,848,797
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
12,398,674 MUNICIPAL BONDS - 0.1% 12,398,674
FLORIDA - 0.1%
12,400,000 City of Jacksonville FL 2 .360 05/06/26 12,398,674
TOTAL FLORIDA 12,398,674
TOTAL MUNICIPAL BONDS
(Cost $12,400,000) 12,398,674
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,400,000) 12,398,674
TOTAL INVESTMENTS - 98.6%
(Cost $8,910,742,557) 8,638,247,471
OTHER ASSETS & LIABILITIES, NET -  1.4% 119,893,506
NET ASSETS - 100% $ 8,758,140,977
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $368,939,498 or 4.3% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) When-issued or delayed delivery security.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments March 31, 2026
Limited Term
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.5%
4444068019 MUNICIPAL BONDS - 96.5% 4444068019
ALABAMA - 2.0%
$ 975,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4.100% 10/01/39 $ 963,690
7,970,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5.000 11/01/27 8,271,335
2,410,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 2,423,862
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000 11/01/28 5,177,832
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000 11/01/29 2,609,946
5,800,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 6,260,668
2,500,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5.250 05/01/55 2,571,309
2,665,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5.000 10/01/55 2,813,086
3,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5.000 05/01/55 3,183,350
5,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 5,093,105
1,100,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5.000 08/01/29 1,152,144
4,250,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5.000 12/01/55 4,500,403
4,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5.000 09/01/33 4,071,714
2,480,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5.000 12/01/33 2,576,986
5,030,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3.375 06/01/34 5,079,357
1,030,000 (a) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3.450 11/01/33 1,022,807
4,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5.000 06/01/49 4,212,994
10,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 10,988,771
9,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 9,049,242
5,800,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 6,010,197
2,190,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/30 2,324,770
1,000,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5.000 10/01/55 1,064,568
685,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/30 726,037
TOTAL ALABAMA 92,148,173

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 1.3%
$ 1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850% 06/01/34 $ 1,019,167
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 12/01/34 1,036,475
12,390,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2.000 12/01/35 10,189,956
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020B-II
2.000 12/01/35 18,915,980
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2.150 12/01/36 2,853,644
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2.150 06/01/36 6,593,395
720,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2025A-II
6.000 12/01/56 797,908
5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/27 5,251,638
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/29 5,908,062
165,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5.250 10/01/36 165,260
1,035,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5.000 08/01/28 1,092,206
1,850,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5.000 06/30/26 1,861,193
1,570,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5.000 06/30/28 1,652,388
2,000,000 North Slope Borough, Alaska, General Obligation Bonds,
Series 2024A
5.000 06/30/30 2,178,411
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,848,516
TOTAL ALASKA 61,364,199
ARIZONA - 1.5%
5,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5.000 07/01/29 5,364,354
5,055,000 (b) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 5,240,305
6,760,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 6,838,554
1,520,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 1,539,870
9,510,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 9,662,271
3,790,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5.000 07/01/27 3,908,657
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2.300 07/01/28 3,528,206
5,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory
Put 5/15/26)
5.000 01/01/53 5,011,157
4,530,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0.875 06/01/43 4,480,316
2,150,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0.875 06/01/43 2,126,419
3,000,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023 Series 2025B
5.000 07/01/30 3,281,649

Portfolio of Investments March 31, 2026
(continued)
Limited Term
116
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 6,350,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000% 07/01/36 $ 6,594,678
615,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5.000 08/01/28 648,562
1,225,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5.000 08/01/29 1,317,033
2,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/28 2,107,775
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/29 1,075,134
3,515,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/30 3,844,999
3,715,000 Yavapai County Industrial Development Authority, Arizona,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1.300 06/01/27 3,603,559
TOTAL ARIZONA 70,173,498
ARKANSAS - 0.3%
6,285,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Capital Improvement Series 2022
2.875 11/01/32 6,240,909
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/27 2,560,566
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/29 3,915,977
TOTAL ARKANSAS 12,717,452
CALIFORNIA - 3.1%
2,375,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0.000 08/01/26 2,355,142
2,540,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0.000 08/01/27 2,452,328
2,710,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0.000 08/01/28 2,542,748
2,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5.500 10/01/54 2,175,985
2,575,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5.000 01/01/55 2,630,633
4,500,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5.000 02/01/55 4,822,286
2,900,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5.000 01/01/56 3,139,818
600,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5.000 10/01/28 620,467
1,250,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5.000 10/01/29 1,300,311
4,640,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000 10/01/55 4,686,936
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/27 2,076,594
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/28 3,035,053
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.000 12/31/30 19,002,053
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/27 1,520,345

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 940,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Series 2026A,
(AMT), (Mandatory Put 6/15/26)
2.800% 03/01/56 $ 939,364
9,415,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2.400 10/01/44 9,134,641
6,495,000 (a),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2.875 07/01/43 6,486,550
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 6,841,153
10,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 08/01/28 10,566,699
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5.000 08/01/31 2,224,553
4,590,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 4,595,462
1,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,002,914
1,070,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/26 1,079,545
350,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 360,193
2,815,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 3,031,472
8,625,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2.400 10/15/29 8,231,153
2,045,000 Lemon Grove School District, San Diego County, California,
General Obligation Bonds, Election 1998 Series 2002C
0.000 08/01/27 1,972,596
1,500,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/26 1,504,271
2,250,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/27 2,306,367
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/28 2,089,415
2,870,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5.000 05/15/29 3,047,259
3,565,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT)
5.000 05/15/30 3,841,122
1,860,000 Oxnard School District, Ventura County, California, General
Obligation Bonds, Bond Anticipation Notes Series 2026
0.000 02/01/31 1,572,881
2,780,000 (a) Sacramento Municipal Utility District, California, Electric
Revenue Bonds, Refunding Series 2023D, (Mandatory Put
10/15/30)
5.000 08/15/49 3,054,184
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5.000 07/01/28 2,096,570
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5.000 07/01/29 2,131,588
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5.000 07/01/30 2,970,234

Portfolio of Investments March 31, 2026
(continued)
Limited Term
118
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,370,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000% 05/01/36 $ 4,544,233
3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5.000 05/01/28 3,631,352
TOTAL CALIFORNIA 141,616,470
COLORADO - 2.3%
2,980,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2024
5.000 12/15/29 3,235,745
1,000,000 Broomfield City and County, Colorado, Sewer Activity
Enterprise Revenue Bonds, Refunding Series 2026
5.000 12/01/28 1,062,744
1,000,000 Broomfield City and County, Colorado, Sewer Activity
Enterprise Revenue Bonds, Refunding Series 2026
5.000 12/01/29 1,082,880
1,000,000 Broomfield, Colorado, Water Activity Enterprise Water Revenue
Bonds, Series 2026
5.000 12/01/29 1,082,880
5,330,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2025
5.000 12/15/30 5,871,297
700,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 749,410
18,555,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5.000 08/01/49 18,573,922
1,010,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.000 11/01/26 1,022,896
13,000,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5.000 05/15/62 13,671,275
11,850,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3.350 07/01/28 11,867,543
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1.950 11/01/36 502,307
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1.800 11/01/36 1,957,836
3,390,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6.000 11/01/55 3,752,273
1,610,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2025A
5.000 06/30/26 1,619,637
13,165,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2025B
5.000 06/30/26 13,245,491
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
4.500 12/01/27 257,014
4,925,309 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 3,214,936
6,440,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/26 6,527,582
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/27 5,794,058
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/26 4,225,966
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,306,182
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4.625 12/01/27 738,109
1,635,000 Garfield, Eagle and Pitkin Counties School District RE-1,
Roaring Fork, Colorado, General Obligation Bonds, Refunding
Series 2007
0.000 12/15/26 1,604,604
425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/26 427,066

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000% 01/15/27 $ 1,443,866
625,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/27 637,557
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4.125 12/01/31 746,928
TOTAL COLORADO 106,222,004
CONNECTICUT - 1.9%
6,815,000 (a) Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3.200 07/01/37 6,825,046
4,490,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5.000 07/01/49 4,779,453
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3.750 11/15/33 1,964,186
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.600 11/15/34 4,446,133
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.300 11/15/35 2,933,043
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1.950 11/15/35 3,579,024
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2.200 11/15/34 989,964
3,425,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1.700 05/15/34 2,807,843
4,075,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.000 11/15/36 3,240,764
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.000 11/15/36 9,634,811
2,835,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3.300 05/15/60 2,846,204
12,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5.000 08/15/29 12,934,674
1,520,000 Connecticut State, General Obligation Bonds, Series 2022E 5.000 11/15/26 1,543,510
2,600,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5.000 07/01/28 2,743,032
1,955,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5.000 07/01/29 2,102,521
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5.000 07/01/29 5,377,291
8,000,000 Danbury, Connecticut, General Obligation Bonds, Anticipation
Notes Series 2026
4.000 02/22/27 8,110,948
5,000,000 Greenwich, Connecticut, General Obligation Bonds, Bond
Anticipation Notes, Series 2026
4.000 02/04/27 5,067,879
3,455,000 University of Connecticut, General Obligation Bonds, Series
2017A
5.000 01/15/36 3,506,722
TOTAL CONNECTICUT 85,433,048
DELAWARE - 0.1%
2,735,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020A
3.600 01/01/31 2,804,529
1,600,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4.000 07/01/39 1,575,454
1,325,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5.000 01/01/29 1,409,766
180,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5.000 01/01/30 194,933
TOTAL DELAWARE 5,984,682

Portfolio of Investments March 31, 2026
(continued)
Limited Term
120
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 1.6%
$ 6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5.000% 08/01/31 $ 7,476,049
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5.000 12/01/30 10,986,241
4,050,000 District of Columbia, General Obligation Bonds, Series 2026A 5.000 06/01/29 4,347,580
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 4,153,931
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Forward Delivery Refunding Series
2020A, (AMT)
5.000 10/01/32 3,752,312
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Forward Delivery Series
2020A, (AMT)
5.000 10/01/31 5,377,889
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2016A, (AMT)
5.000 10/01/32 5,042,692
5,295,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5.000 10/01/30 5,440,586
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,457,708
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5.000 10/01/28 3,148,523
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 7,138,619
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 4,001,940
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,512,194
TOTAL DISTRICT OF COLUMBIA 75,836,264
FLORIDA - 4.0%
4,185,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5.000 10/01/27 4,191,581
2,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5.000 10/01/34 2,040,603
500,000 (a),(c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 502,587
2,360,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 489,393
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/34 3,765,975
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/35 3,549,925
17,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 12,974,175
5,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/37 3,885,175
18,065,000 (a),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 12,464,850
1,325,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 1,319,726
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2.800 07/01/34 6,291,719
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3.950 07/01/39 1,549,184
1,785,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
6.000 01/01/57 2,001,728

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1.800% 07/01/36 $ 1,827,800
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1.800 07/01/36 2,235,296
15,910,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000 10/01/29 17,112,231
7,870,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000 10/01/30 8,590,420
1,800,000 Florida State Board of Education, Public Education Capital
Outlay Bonds, Refunding Series 2017B
4.000 06/01/32 1,820,029
2,375,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/29 2,554,983
4,595,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/30 5,026,392
5,065,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/32 5,684,054
4,060,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/28 4,277,870
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5.000 10/01/27 22,736,880
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT)
5.000 10/01/26 2,637,370
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5.000 10/01/30 9,718,073
2,000,000 (d) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5.000 07/01/30 2,168,802
2,230,000 (d) Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5.000 07/01/31 2,448,175
2,485,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/26 2,515,274
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/27 2,241,394
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/28 3,177,875
2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/29 2,761,864
4,505,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4.000 11/01/48 4,508,082
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5.000 10/01/28 4,302,981
2,240,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/29 2,312,595
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/30 9,501,645
2,525,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/28 2,668,142
2,635,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/29 2,835,939
1,135,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/30 1,240,906
780,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5.000 10/01/30 856,591
1,370,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5.000 10/01/31 1,526,791
TOTAL FLORIDA 184,315,075

Portfolio of Investments March 31, 2026
(continued)
Limited Term
122
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.2%
$ 3,500,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5.000% 07/01/30 $ 3,770,146
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/26 2,011,074
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/27 1,281,496
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/28 2,742,973
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/29 5,311,383
3,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5.000 04/01/30 3,543,515
2,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2.750 12/01/35 2,594,805
2,750,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2.250 12/01/36 2,222,017
1,930,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4.100 12/01/39 1,898,467
1,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.900 06/01/31 1,058,024
580,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.900 12/01/31 588,089
1,110,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.950 06/01/32 1,132,969
450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3.950 12/01/32 458,696
1,500,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025G
6.250 12/01/55 1,673,050
5,075,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/29 5,181,024
5,190,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/31 5,294,106
1,470,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 1,487,336
10,110,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,213,000
5,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 5,218,252
9,000,000 (a),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 8,982,108
7,150,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000 07/01/53 7,499,669
3,500,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 3,706,381
3,200,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5.000 04/01/54 3,399,198
5,570,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5.000 06/01/55 5,959,875
3,000,000 (a) Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/31)
2.800 10/01/48 2,952,890
11,500,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5.000 10/01/29 12,424,914
TOTAL GEORGIA 102,605,457
GUAM - 0.0%
2,100,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.000 01/01/30 2,220,305
TOTAL GUAM 2,220,305

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.6%
$ 4,835,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3.200% 07/01/39 $ 4,078,017
10,780,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3.100 05/01/26 10,766,204
6,055,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5.000 09/01/30 6,249,974
7,660,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5.000 09/01/29 8,273,854
TOTAL HAWAII 29,368,049
IDAHO - 0.5%
2,250,000 (a) Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2013ID, (Mandatory Put 5/01/26)
2.625 12/01/48 2,249,584
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/29 5,080,357
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/31 5,121,705
5,010,000 (a) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5.000 03/01/60 5,424,357
6,000,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5.000 06/01/28 6,314,814
TOTAL IDAHO 24,190,817
ILLINOIS - 3.9%
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/27 759,689
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/28 549,390
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/27 1,201,692
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/28 3,356,985
20,000 (b) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0.000 12/15/26 19,624
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/26 956,881
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/27 990,249
8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation
Bonds, Refunding School Series 2019
3.000 10/15/27 8,135,725
11,300,000 (a) Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1.250 11/01/38 11,143,240
1,635,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4.000 11/01/30 1,662,214
1,700,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/30 1,823,214
3,000,000 (b) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/26 3,026,714
1,055,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 1,078,601
4,000,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2025A-1, (Mandatory Put 8/15/30)
5.000 08/15/54 4,308,040
3,100,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4.800 12/01/43 3,123,370
8,680,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/50 8,476,972

Portfolio of Investments March 31, 2026
(continued)
Limited Term
124
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2.450% 10/01/39 $ 967,234
2,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 05/01/40 2,033,553
10,135,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
1.950 10/01/36 8,100,806
15,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5.000 02/01/31 16,405,056
5,475,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 5,493,328
1,100,000 Illinois State, General Obligation Bonds, November Series
2017C
5.000 11/01/29 1,130,948
6,545,000 Illinois State, General Obligation Bonds, November Series
2017D
3.250 11/01/26 6,562,495
2,360,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/26 2,390,023
3,015,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 3,115,410
5,965,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/28 6,142,541
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5.000 11/01/30 5,316,078
10,830,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/28 11,008,825
2,545,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 2,591,327
11,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5.000 06/15/28 11,540,609
5,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5.000 06/15/29 5,343,733
1,005,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 1,007,325
1,475,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6.000 11/01/26 1,495,353
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/26 1,252,150
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/26 1,951,492
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/27 371,018
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/28 2,004,621
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/30 667,186
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/33 1,015,381
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/36 1,006,665
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/40 1,896,689
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/44 1,958,945
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/26 252,435
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.600 03/01/28 1,224,698
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5.000 01/01/28 8,564,189
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5.000 02/15/27 3,732,572

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5.000% 03/01/29 $ 14,392,351
TOTAL ILLINOIS 181,547,636
INDIANA - 2.1%
1,770,000 (a) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 6/01/26)
2.900 05/01/28 1,769,791
8,885,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 03/01/38 8,997,401
21,115,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 21,386,370
1,100,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4.125 12/01/26 1,104,115
5,750,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/27)
3.750 03/01/31 5,786,625
7,490,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4.500 05/01/35 7,541,768
5,000,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5.000 10/01/62 5,228,420
7,765,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5.000 10/01/64 8,316,559
1,540,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/26 1,558,839
1,665,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/27 1,724,787
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5.000 10/01/26 1,252,627
3,520,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2020B-1
1.950 07/01/35 2,927,033
1,250,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
1.900 07/01/36 999,456
2,610,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
1.900 07/01/36 2,086,865
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 6,092,137
3,485,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3.700 06/01/47 3,542,498
2,800,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5.000 01/15/29 2,965,905
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.000 07/15/29 1,065,805
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.000 07/15/30 1,082,308
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.000 01/15/31 1,086,968
3,775,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4.200 06/01/44 3,888,098

Portfolio of Investments March 31, 2026
(continued)
Limited Term
126
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 5,755,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400% 11/01/45 $ 5,991,871
TOTAL INDIANA 96,396,246
IOWA - 0.4%
6,285,000 (a),(b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4.000 12/01/50 6,704,902
240,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 270,491
940,000 (a),(b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 1,059,423
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Green Series
2021A
1.850 07/01/35 2,476,954
2,345,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2.450 07/01/34 2,073,185
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
2.500 01/01/35 2,759,144
4,555,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2.000 07/01/36 3,662,327
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2.000 07/01/36 1,571,866
TOTAL IOWA 20,578,292
KANSAS - 0.7%
8,515,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2024A
5.000 09/01/27 8,819,831
4,320,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/28 4,567,722
1,820,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/29 1,962,134
10,360,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 11,338,954
3,620,000 Maize, Kansas, General Obligation Bonds, Temporary Notes
Series 2026A
2.750 08/01/29 3,573,198
4,175,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5.000 06/15/28 4,191,227
TOTAL KANSAS 34,453,066
KENTUCKY - 3.6%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series
2008A
3.700 08/01/27 8,295,660
6,075,000 (a) Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A,
(AMT), (Mandatory Put 9/01/26)
1.750 10/01/34 6,012,903
29,000,000 (a) Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1.550 09/01/42 28,670,505
4,470,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5.000 09/01/26 4,511,213
4,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5.000 04/01/30 4,930,267
2,500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/30 2,728,826
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series
2024A
5.000 07/01/27 2,320,443

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 8,585,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5.000% 11/15/30 $ 9,445,134
14,960,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5.000 05/15/31 16,512,654
4,200,000 (a) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5.000 10/01/47 4,440,581
4,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001A
0.900 09/01/26 3,954,154
8,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001B, (AMT)
1.350 11/01/27 7,705,628
17,100,000 (a) Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2005A, (Mandatory Put
7/01/26)
1.750 02/01/35 17,018,163
3,805,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series
2016
4.000 09/01/27 3,857,691
1,350,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 06/01/40 1,372,648
1,800,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2.450 06/01/39 1,741,022
5,605,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 5,936,364
2,950,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 2,983,939
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0.625 09/01/26 3,038,657
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B,
(AMT)
1.350 11/01/27 9,847,543
21,345,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 20,694,737
TOTAL KENTUCKY 166,018,732
LOUISIANA - 1.8%
5,000,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5.000 10/01/29 5,363,988
845,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2.100 12/01/36 672,583
1,875,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 1,834,604
14,620,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 14,209,849
6,340,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5.000 05/01/30 6,916,808
12,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5.000 09/01/31 13,357,199
5,045,000 Louisiana State, General Obligation Bonds, Series 2024B 5.000 08/01/27 5,207,143
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5.000 06/01/26 926,439
2,780,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 3,043,467
1,255,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3.700 08/01/41 1,270,582

Portfolio of Investments March 31, 2026
(continued)
Limited Term
128
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 5,695,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4.050% 06/01/37 $ 5,712,208
17,200,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 17,173,529
5,325,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 5,319,102
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5.000 12/01/28 1,579,826
2,300,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5.000 12/01/29 2,460,665
TOTAL LOUISIANA 85,047,992
MAINE - 0.4%
2,250,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5.000 09/01/31 2,498,492
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1.850 11/15/36 2,244,715
1,165,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2.300 11/15/35 969,360
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2.050 11/15/36 2,382,626
2,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
1.900 11/15/36 1,601,148
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2.200 11/15/36 1,606,774
4,275,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6.000 11/15/55 4,712,621
800,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026A
6.000 11/15/56 885,778
TOTAL MAINE 16,901,514
MARYLAND - 1.7%
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/29 6,460,529
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/30 7,408,904
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3.250 01/01/31 9,930
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/26 1,004,359
6,820,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2.700 09/01/34 6,112,502
4,250,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2.300 09/01/35 3,556,005
4,880,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
1.950 09/01/35 4,038,888
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1.800 09/01/36 9,446,423
8,310,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
1.875 09/01/36 6,611,975
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2.200 09/01/36 9,697,033
10,000,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Series 2025B
5.000 10/01/30 10,981,938

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5.000% 11/01/29 $ 4,912,016
3,985,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 10/01/30 4,385,183
3,570,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 08/01/30 3,910,313
TOTAL MARYLAND 78,535,998
MASSACHUSETTS - 1.1%
1,005,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5.000 02/01/29 1,081,341
3,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5.000 07/01/31 3,352,993
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/29 2,905,130
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/30 2,864,790
2,520,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/31 2,619,246
2,110,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/32 2,188,903
160,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/26 161,114
170,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/27 175,157
175,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/28 184,189
220,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5.000 07/15/30 239,900
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
2.750 12/01/34 1,746,473
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2.650 06/01/26 999,314
2,290,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4.000 06/01/26 2,291,769
2,420,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 2,425,038
2,800,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4.000 12/01/27 2,811,199
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.500 06/01/29 1,006,620
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1.950 12/01/35 4,108,696
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.000 12/01/36 794,260
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2.000 12/01/36 2,164,360
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.150 12/01/36 5,919,707
5,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5.000 02/15/30 5,476,097
5,520,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5.000 06/01/29 5,939,545
TOTAL MASSACHUSETTS 51,455,841
MICHIGAN - 3.1%
4,175,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6.000 05/01/29 4,413,795
2,400,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5.000 07/01/35 2,722,943
5,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2025A
5.000 07/01/31 5,531,372

Portfolio of Investments March 31, 2026
(continued)
Limited Term
130
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 7,535,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000% 07/01/27 $ 7,769,017
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5.000 04/15/27 2,660,464
5,290,000 (a) Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5.000 11/15/44 5,305,885
4,780,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/29 5,115,990
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/27 2,046,832
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 5,332,223
7,115,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.550 10/01/33 7,065,122
2,180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3.300 04/01/26 2,180,000
6,400,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3.750 04/01/27 6,400,418
1,365,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 1,364,986
1,870,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.350 12/01/34 1,804,858
4,670,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3.100 12/01/31 4,581,800
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.700 12/01/34 8,937,378
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.350 12/01/35 12,476,274
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1.950 12/01/36 4,772,050
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4.000 12/01/37 1,973,662
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5.000 10/15/27 5,867,422
3,890,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.000 04/15/29 4,163,518
2,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.000 04/15/30 2,178,781
3,045,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/26 3,093,426
12,165,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3.350 10/01/49 12,144,735
7,730,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series
2005, (AMT), (Mandatory Put 10/08/26)
0.875 04/01/35 7,602,642
7,230,000 (a) Michigan Strategic Fund, Limited Obligation Revenue
Bonds, Detroit Edison Company Exempt Facilities Project,
Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3.875 06/01/53 7,191,249
2,285,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,285,210
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E -
AGM Insured, (AMT)
5.000 12/01/28 7,893,214
TOTAL MICHIGAN 144,875,266

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.5%
$ 2,740,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5.000% 02/01/29 $ 2,921,662
4,990,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2019B
5.000 12/15/34 5,246,462
3,535,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5.000 12/01/30 3,891,779
4,155,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5.000 12/01/31 4,641,197
5,030,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 5,271,409
1,270,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.400 01/01/35 1,091,137
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.250 07/01/35 1,879,979
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1.875 07/01/35 3,586,439
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.000 07/01/36 4,501,593
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2.000 07/01/36 4,056,298
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.150 07/01/36 6,825,345
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2.600 07/01/37 2,795,968
6,820,000 Minnesota Public Facilities Authority, State Clean Water
Revolving Fund Revenue Bonds, Series 2016A
5.000 03/01/31 6,831,492
2,000,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2025
3.300 08/01/26 2,000,584
4,315,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5.000 08/01/31 4,804,007
6,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Bid Groups 1 & 2 Series 2025A
5.000 08/01/30 6,579,688
TOTAL MINNESOTA 66,925,039
MISSISSIPPI - 0.7%
7,755,000 (a) Lowndes County, Mississippi, Solid Waste Disposal and
Pollution Control Revenue Bonds, International Paper
Company Project, Refunding Series 2022, (Mandatory Put
4/01/27)
2.650 04/01/37 7,711,296
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,865,787
3,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5.000 01/01/30 3,783,851
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5.000 01/01/31 6,571,639
1,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
6.250 12/01/55 1,117,611
1,230,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2.250 12/01/35 1,004,571
615,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
1.800 12/01/35 498,292
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/26 1,517,886
2,365,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4.000 09/01/32 2,410,470
TOTAL MISSISSIPPI 30,481,403

Portfolio of Investments March 31, 2026
(continued)
Limited Term
132
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 1.1%
$ 2,250,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4.000% 03/01/29 $ 2,335,190
2,650,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4.000 03/01/30 2,773,989
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 4,978,239
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 10,274,039
5,255,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 4,791,042
12,640,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 12,653,377
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/27 2,577,356
5,000,000 Missouri Highways and Transportation Commission, State Road
Revenue Bonds, State Appropriations Mega Projects Series
2025A
5.000 05/01/31 5,543,458
2,695,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.125 11/01/39 2,668,379
730,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.500 11/01/34 634,121
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1.950 11/01/36 849,138
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1.800 11/01/36 1,480,124
TOTAL MISSOURI 51,558,452
MONTANA - 0.2%
1,115,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/33 1,263,549
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/35 1,443,633
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/27 1,028,184
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/28 1,105,941
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/29 1,397,765
2,000,000 (a) Montana Board of Housing, Multifamily Housing Revenue
Bonds, Aurora Apartments Series 2024, (Mandatory Put
2/01/28)
3.320 07/01/46 2,008,941
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1.850 12/01/36 590,111
485,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1.850 12/01/36 381,605
1,710,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2026A
5.750 06/01/56 1,873,443
TOTAL MONTANA 11,093,172
NATIONAL - 0.1%
2,575,669 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3.400 01/25/36 2,461,021
TOTAL NATIONAL 2,461,021

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.7%
$ 8,370,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000% 05/01/54 $ 8,855,559
5,040,000 (a) Central Plains Energy Project, Nebraska, Gas Supply
Revenue Bonds, Refunding Series 2025A Subseries 2025A-1,
(Mandatory Put 8/01/31)
5.000 08/01/55 5,337,585
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 1,709,825
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.350 09/01/35 7,488,524
2,490,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.850 09/01/35 2,045,941
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.100 09/01/36 2,850,242
1,665,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2026A
6.250 03/01/55 1,861,998
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 1,634,359
TOTAL NEBRASKA 31,784,033
NEVADA - 0.4%
6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5.000 07/01/27 6,551,436
895,000 (a),(c) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3.450 12/01/26 895,462
1,355,000 (b) Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Water Improvement Series 2016A, (Pre-
refunded 6/01/26)
5.000 06/01/31 1,360,541
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1.850 10/01/33 1,679,064
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.000 10/01/36 1,572,447
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2.200 10/01/36 2,418,645
5,000,000 (d) Truckee Meadows Water Authority, Nevada, Water Revenue
Bonds, Refunding Series 2026
5.000 07/01/31 5,533,684
TOTAL NEVADA 20,011,279
NEW HAMPSHIRE - 1.0%
8,485,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000 12/01/28 8,593,236
3,605,000 (a) National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4.000 10/01/33 3,609,672
2,000,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 2,001,585
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4.500 10/01/33 11,380,248
5,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3.300 06/01/40 5,013,426
4,500,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/03/27)
3.300 06/01/38 4,512,083
6,050,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5.000 06/01/32 6,779,720
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.100 07/01/39 2,489,377
TOTAL NEW HAMPSHIRE 44,379,347

Portfolio of Investments March 31, 2026
(continued)
Limited Term
134
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 2.0%
$ 1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2.000% 10/15/27 $ 978,566
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2.000 10/15/28 961,185
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2.000 10/15/29 944,614
1,000,000 Freehold Township Board of Education, Monmouth County,
New Jersey, General Obligation Bonds, School Series 2025
4.000 08/15/29 1,047,112
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/27 3,929,510
1,000,000 New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding Series
2016A - BAM Insured
5.000 09/01/35 1,006,939
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 6,139,355
6,135,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5.000 06/15/33 6,543,592
920,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5.250 09/15/29 921,079
2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5.000 07/01/29 2,612,487
3,200,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024B
3.500 05/01/29 3,235,229
7,475,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3.050 11/01/29 7,462,832
7,230,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5.000 06/15/28 7,263,707
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5.000 06/15/30 1,740,006
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/32 2,106,810
5,125,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/27 5,244,414
4,490,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 4,670,075
14,110,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 14,670,023
3,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/34 3,704,576
2,275,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 2,268,158
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.250 07/15/28 6,484,018
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3.000 03/01/28 6,712,133
TOTAL NEW JERSEY 90,646,420
NEW MEXICO - 0.9%
13,640,000 (a) Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0.875 06/01/40 13,490,399
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5.000 06/15/27 15,447,915
2,980,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5.000 12/15/29 3,233,546
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800 07/01/34 1,539,995
2,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1.950 07/01/36 1,739,096
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1.875 07/01/36 787,639

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.125% 09/01/39 $ 1,169,036
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5.000 06/15/26 1,762,962
203,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
3.750 05/01/28 201,646
TOTAL NEW MEXICO 39,372,234
NEW YORK - 6.9%
10,000,000 (a) Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4.250 04/01/42 10,159,956
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/27 1,759,142
5,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,806,586
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5.000 07/01/30 8,625,871
2,500,000 (a) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3.000 09/01/49 2,492,968
5,020,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5.000 11/15/32 5,081,374
2,250,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5.000 11/15/32 2,450,258
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/26 1,067,752
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/27 1,507,624
10,020,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3.700 05/01/63 10,023,356
3,075,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3.700 05/01/64 3,103,706
5,865,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2.000 11/01/35 4,807,923
3,185,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A
3.450 11/01/34 3,123,928
3,040,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019G-1B
2.550 11/01/34 2,709,724
675,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999
- AGM Insured
2.250 10/01/29 641,488
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5.000 11/01/28 9,377,383
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5.000 11/01/27 8,308,801
545,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/27 559,553
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/29 4,992,849
65,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.000 05/01/29 69,568

Portfolio of Investments March 31, 2026
(continued)
Limited Term
136
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,455,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.000% 05/01/30 $ 1,583,843
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5.000 11/01/28 5,300,952
6,600,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5.000 11/01/29 7,127,234
4,390,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series A-1
5.000 08/01/33 4,419,021
27,510,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series C-1
5.000 08/01/27 28,375,820
7,710,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5.000 08/01/27 7,959,850
12,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5.000 08/01/28 13,150,195
5,500,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4.000 05/15/32 5,538,954
2,620,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1.100 11/01/61 2,549,251
6,370,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put
5/01/27)
2.500 11/01/60 6,326,608
7,415,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 7,278,452
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.100 11/01/35 3,448,047
8,140,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2,
(Mandatory Put 5/01/29)
3.600 11/01/63 8,169,777
6,675,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 6,677,442
1,835,000 (a) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024B-2, (Mandatory Put
12/15/29)
3.350 12/15/54 1,842,425
9,820,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 8,801,482
2,615,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.000 10/01/35 2,160,952
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.100 10/01/35 2,816,621
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.000 10/01/33 3,063,442
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.200 10/01/36 8,101,886
4,830,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.200 10/01/36 3,917,128
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950 10/01/37 14,617,149
1,380,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6.000 10/01/55 1,523,917
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5.000 03/15/29 10,706,695
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 1,786,798
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/27 5,141,514

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000% 12/01/28 $ 2,087,071
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 2,113,322
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 3,064,277
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5.000 12/01/26 3,148,117
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5.000 12/01/27 10,339,031
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5.000 10/15/33 4,060,168
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/27 502,486
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/26 2,226,916
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/28 2,289,666
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/32 1,347,523
3,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5.000 03/01/28 3,138,565
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5.000 11/15/27 8,378,152
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A
5.000 06/01/26 1,931,062
10,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 06/15/32 10,920,919
4,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 12/15/32 4,393,738
1,350,000 Yonkers, New York, General Obligation Bonds, Refunding
Series 2026D
5.000 08/01/31 1,502,282
TOTAL NEW YORK 319,498,560
NORTH CAROLINA - 1.1%
6,730,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3.250 01/15/50 6,760,886
2,540,000 (d) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 60
6.250 07/01/57 2,890,259
875,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.450 07/01/34 793,022
2,810,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.625 01/01/35 2,520,005
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.000 07/01/36 4,020,117
1,800,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6.250 01/01/57 2,036,883
1,095,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Refunding Series 45
1.950 07/01/33 925,207
1,645,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/28 1,656,318

Portfolio of Investments March 31, 2026
(continued)
Limited Term
138
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 11,335,000 North Carolina State, General Obligation Bonds, Refunding
Series 2025C
5.000% 06/01/30 $ 12,406,186
5,500,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5.000 05/01/30 6,000,386
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5.000 10/01/27 11,132,996
TOTAL NORTH CAROLINA 51,142,265
NORTH DAKOTA - 0.8%
2,395,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3.450 04/01/27 2,395,506
2,380,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5.000 12/01/26 2,403,585
2,555,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5.000 12/01/27 2,613,108
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4.000 05/01/27 225,257
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/28 486,025
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/29 382,909
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/30 404,799
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/32 322,544
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5.000 05/01/32 5,513,321
670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/29 699,367
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/30 558,395
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/31 589,228
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/32 619,569
610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/33 653,858
6,235,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
2.800 07/01/32 5,942,915
2,285,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3.000 07/01/34 2,130,081
2,745,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2.700 07/01/35 2,442,478
3,250,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2.100 07/01/35 2,664,859
3,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2.050 07/01/36 2,914,430
2,540,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2.300 07/01/36 2,063,515
1,290,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5.750 07/01/56 1,408,753
TOTAL NORTH DAKOTA 37,434,502
OHIO - 4.8%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/27 1,537,387
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/28 9,531,423
9,285,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/29 9,840,673

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 7,160,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000% 06/01/31 $ 7,699,335
2,600,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/32 2,789,491
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/33 3,325,361
5,895,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/34 6,237,517
4,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/35 4,706,184
1,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/38 1,268,891
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/39 996,597
4,400,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5.000 12/01/30 4,829,899
6,900,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5.000 04/01/30 7,517,674
5,670,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5.000 10/01/30 6,226,759
3,375,000 (a) Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 5/01/26)
2.625 12/01/46 3,374,405
6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005B, (AMT)
3.700 07/01/28 6,042,034
3,345,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3.700 04/01/28 3,366,975
15,750,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 15,098,903
10,000,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 9,586,605
2,380,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014A, (Mandatory Put 10/01/29)
2.400 12/01/38 2,270,115
10,905,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 10,524,347
20,250,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 20,512,551
12,635,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 12,745,269
275,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 275,578
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3.500 09/01/34 1,316,317
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2.800 09/01/34 2,273,715
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.500 09/01/35 1,281,055
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.050 09/01/36 2,969,110

Portfolio of Investments March 31, 2026
(continued)
Limited Term
140
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.250% 09/01/36 $ 2,375,752
1,570,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.800 09/01/35 1,541,124
1,595,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 03/01/36 1,571,531
1,450,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 09/01/36 1,421,892
6,180,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.100 09/01/39 6,094,408
1,855,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4.000 09/01/27 1,894,950
5,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5.000 11/01/30 5,497,818
1,000,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5.000 11/01/30 1,099,564
11,970,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement Series 2026Z
5.000 05/01/29 12,836,969
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4.000 09/01/27 3,621,347
6,960,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5.000 05/01/29 7,464,102
2,440,000 (a) Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put
5/01/28)
2.750 01/01/52 2,427,172
5,050,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5.000 12/01/39 5,332,706
1,400,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5.000 12/01/31 1,563,043
1,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5.000 12/01/32 1,128,338
2,100,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5.000 12/01/26 2,134,620
2,500,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5.000 12/01/27 2,600,942
TOTAL OHIO 218,750,448
OKLAHOMA - 3.7%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/31 1,068,771
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/32 1,088,529
1,600,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2.000 09/01/27 1,567,427
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5.000 09/01/31 5,447,164
5,035,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5.000 09/01/27 5,184,647
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/32 4,537,324

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 9,095,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000% 06/01/27 $ 9,226,834
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2.000 03/01/27 7,908,323
9,000,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2026
2.000 03/01/28 8,798,756
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5.000 10/01/27 1,025,642
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
3.250 10/01/28 996,867
4,410,000 Cushing Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Cushing Public
Schools Project, Series 2022
5.000 09/01/32 4,830,500
2,330,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5.000 09/01/26 2,351,872
200,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/26 201,569
450,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/27 461,731
525,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/29 548,038
560,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/30 582,836
1,100,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/31 1,141,778
860,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5.000 09/01/32 890,043
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5.000 09/01/31 1,355,180
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5.000 09/01/32 1,033,760
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5.000 09/01/33 1,344,489
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000 09/01/27 5,173,697
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/28 1,046,055
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/29 1,063,874
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/26 1,460,503
630,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/27 637,849
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/28 735,337

Portfolio of Investments March 31, 2026
(continued)
Limited Term
142
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 800,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000% 09/01/29 $ 822,215
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/27 1,110,177
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/28 1,135,410
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4.000 03/01/27 5,272,467
1,030,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5.000 09/01/28 1,077,462
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/26 592,109
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/27 1,013,709
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/28 1,219,056
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/29 1,026,135
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/30 1,030,076
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/31 1,030,314
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/32 1,026,671
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
3.250 04/01/26 3,650,000
5,875,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1.250 07/01/26 5,855,534
6,850,000 Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2025A
1.000 07/01/27 6,716,111
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/26 1,909,191
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/27 3,236,351
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 1,440,089
385,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/29 395,520
635,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 563,348
1,210,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026A
6.000 09/01/57 1,358,280
7,515,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5.000 04/01/27 7,693,971
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/26 2,017,605

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000% 12/01/28 $ 265,469
405,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/29 415,634
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/30 360,294
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/31 268,447
380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/32 393,820
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/26 546,790
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/28 1,314,159
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/26 770,000
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/27 715,152
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/31 394,201
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/32 484,520
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/33 508,034
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/34 2,147,480
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/35 1,150,200
8,750,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
0.050 04/01/26 8,750,000
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4.000 07/01/26 10,031,213
10,740,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/28 11,293,891
1,475,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/27 1,493,376
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/28 305,759
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3.000 09/01/27 527,878
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3.000 09/01/29 479,959
1,850,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3.000 09/01/31 1,768,068
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5.000 03/01/27 1,790,244
TOTAL OKLAHOMA 169,075,784

Portfolio of Investments March 31, 2026
(continued)
Limited Term
144
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 1.0%
$ 1,085,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5.000% 06/15/26 $ 1,090,544
1,000,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/27 1,029,620
2,390,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5.000 06/15/27 2,459,349
2,105,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5.000 06/15/28 2,165,772
1,000,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/30 1,091,019
1,250,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/31 1,382,609
3,040,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/32 3,404,369
11,585,000 (a) Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4.000 07/01/42 11,865,091
7,545,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.050 07/01/36 6,108,160
1,130,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/29 1,222,699
8,000,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 7,999,709
2,770,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/28 2,910,158
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0.000 06/15/27 966,602
TOTAL OREGON 43,695,701
PENNSYLVANIA - 3.9%
2,055,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5.000 04/01/26 2,055,000
4,435,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5.000 04/01/27 4,518,558
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 1,613,076
16,283,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 15,332,758
8,137,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0.000 06/30/44 6,005,798
1,575,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 1,608,225
3,775,000 (a) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2.450 12/01/39 3,484,901
5,230,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016B
2.625 02/15/27 5,230,991
4,565,000 Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019
4.000 11/15/30 4,659,536
8,065,000 (a) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2.450 12/01/39 7,585,296
3,625,000 (a) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4.100 04/01/53 3,701,889
1,000,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5.000 05/01/30 1,088,956

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 504,166 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2.200% 06/30/27 $ 221,833
277,700 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0.900 06/30/27 49,986
1,500,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-1, (AMT), (Mandatory Put 4/15/26)
3.250 04/01/49 1,499,886
1,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 7/15/26)
3.250 04/01/49 1,000,060
15,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management
Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put
11/02/26)
1.100 06/01/31 14,801,718
3,750,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 3,688,956
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3.250 10/01/28 1,269,991
1,845,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3.450 10/01/32 1,823,338
6,220,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3.200 10/01/32 6,164,270
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.000 04/01/27 3,389,588
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.050 10/01/27 3,345,488
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 8,464,627
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 1,017,087
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 2,359,749
8,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2.500 10/01/34 7,023,078
4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300 10/01/35 4,049,084
10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.250 10/01/36 8,125,812
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3.950 04/01/35 3,603,063
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5.000 09/01/27 9,314,535
5,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/29 5,382,736
8,250,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/33 9,324,294
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5.000 08/15/30 5,466,987
6,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/28 6,283,966
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 4,435,717
850,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000 11/01/26 859,271
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000 11/01/27 1,030,410

Portfolio of Investments March 31, 2026
(continued)
Limited Term
146
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000% 11/01/28 $ 1,045,888
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5.000 11/01/29 1,058,792
3,100,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5.000 07/01/29 3,288,115
380,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 378,675
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5.000 07/01/27 1,221,193
TOTAL PENNSYLVANIA 177,873,177
PUERTO RICO - 2.9%
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/33 2,626,054
3,700,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/30 3,904,295
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/35 2,583,605
935,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/33 977,581
3,285,000 (b) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3.550 11/15/30 3,304,188
19,395,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/27 18,651,582
35,362,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/29 31,804,551
30,188,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/31 25,131,045
9,642,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 7,424,407
436,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 435,996
5,731,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 5,654,486
15,937,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 16,246,455
11,448,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 12,091,426
1,860,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 2,032,351
1,520,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,104,817
791,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 790,093
TOTAL PUERTO RICO 134,762,932
RHODE ISLAND - 0.7%
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2.800 10/01/34 3,111,567
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.050 10/01/36 11,257,496
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 8,079,055
3,070,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2.100 10/01/35 2,499,141
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2.125 10/01/36 4,013,170

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.300% 10/01/35 $ 1,026,881
2,915,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 2,834,525
TOTAL RHODE ISLAND 32,821,835
SOUTH CAROLINA - 0.7%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5.000 11/01/26 460,677
6,000,000 (a) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5.250 10/01/54 6,454,472
3,985,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5.000 12/01/29 4,299,787
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.650 07/01/34 1,026,570
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.000 07/01/35 2,355,070
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1.850 07/01/36 4,864,715
600,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.450 07/01/38 610,934
2,805,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.000 07/01/39 2,757,773
3,860,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6.250 01/01/56 4,336,461
2,800,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6.000 07/01/56 3,115,877
TOTAL SOUTH CAROLINA 30,282,336
SOUTH DAKOTA - 0.5%
925,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5.000 08/01/30 1,004,878
3,060,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
1.900 11/01/36 2,422,389
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
1.850 11/01/36 3,944,157
7,310,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 5,885,233
1,225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022C
4.125 11/01/37 1,226,014
2,275,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 2,244,283
2,755,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6.250 05/01/56 3,114,941
2,030,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026A
6.000 11/01/56 2,277,569
TOTAL SOUTH DAKOTA 22,119,464
TENNESSEE - 1.1%
3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5.000 05/01/30 3,986,512
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/32 2,444,376
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/33 2,926,538
800,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/26 803,742
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/27 717,638

Portfolio of Investments March 31, 2026
(continued)
Limited Term
148
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000% 07/01/31 $ 2,174,849
2,655,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000 07/01/32 2,904,686
10,800,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 10,908,690
1,640,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 1,744,066
2,305,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5.000 11/01/34 2,461,485
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.850 07/01/32 840,121
2,900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.400 07/01/34 2,852,131
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2.800 07/01/34 2,771,082
605,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2.100 07/01/35 496,074
1,800,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.050 07/01/36 1,458,775
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.000 07/01/37 1,773,074
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.050 07/01/36 2,707,992
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 893,873
3,250,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5.000 12/01/35 3,444,059
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,014,075
TOTAL TENNESSEE 50,323,838
TEXAS - 10.9%
1,445,000 Arlington, Texas, Water and Wastewater System Revenue
Bonds, Refunding Improvement  Series 2024
5.000 06/01/26 1,451,105
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/27 1,298,511
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/29 1,930,796
2,175,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series
2025, (AMT)
5.000 11/15/29 2,318,496
5,365,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/29 5,771,127
2,315,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/27 2,396,562
1,050,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000 11/15/26 1,066,109
12,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/29 12,950,842
6,950,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5.000 08/15/28 7,345,001
13,415,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 13,497,312
10,410,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5.000 02/15/33 11,727,828
5,000,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5.000 02/15/34 5,669,435
2,500,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5.000 02/15/30 2,699,407
3,830,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5.000 02/15/31 4,194,063
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5.000 02/15/30 5,425,928

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,480,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000% 03/01/30 $ 2,673,896
2,455,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000 03/01/31 2,678,236
2,595,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000 03/01/32 2,861,444
6,885,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5.000 02/15/29 7,356,994
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5.000 11/01/27 7,025,633
3,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5.000 02/15/32 3,344,963
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5.000 07/15/30 3,269,191
9,980,000 Denton, Texas, Certificates of Obligation, Series 2025 5.000 02/15/30 10,787,462
6,725,000 Fort Bend County, Texas, Certificates of Obligation, Series 2025 5.000 03/01/30 7,258,555
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5.000 03/01/28 3,683,091
2,595,000 Fort Worth, Texas, General Obligation Bonds, General Purpose
Series 2025
5.000 03/01/31 2,850,888
1,295,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5.000 03/01/30 1,402,243
3,005,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5.000 03/01/30 3,253,853
3,665,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5.000 02/15/30 3,977,206
8,000,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025B
5.000 02/15/31 8,795,583
5,105,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/27 5,216,026
5,450,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/28 5,686,910
5,780,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5.000 02/15/29 6,143,230
9,570,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4.000 02/15/32 9,575,415
1,640,000 Greenville Independent School District, Hunt County, Texas,
General Obligation Bonds, School Building Series 2026
5.000 02/15/27 1,675,238
5,185,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020C-3,
(Mandatory Put 12/01/26)
5.000 06/01/32 5,258,380
10,305,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5.000 07/01/49 10,450,840
3,240,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5.000 06/01/50 3,397,522
8,310,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5.000 07/01/54 8,793,925
5,855,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5.000 12/01/29 6,321,093
4,530,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5.000 09/15/29 4,857,480
5,680,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5.000 09/15/29 6,115,872

Portfolio of Investments March 31, 2026
(continued)
Limited Term
150
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,570,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5.000% 09/15/30 $ 7,185,986
2,550,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/27 2,641,878
2,505,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/28 2,647,889
1,710,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/26 1,725,605
2,535,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/27 2,618,789
4,230,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/33 4,446,804
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/34 1,049,307
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5.000 11/15/26 3,045,466
7,080,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5.000 03/01/29 7,529,127
6,000,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5.000 03/01/30 6,482,973
9,040,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5.000 03/01/27 9,057,777
3,180,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 02/15/36 3,483,307
3,420,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 02/15/37 3,720,134
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/28 5,330,991
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/29 6,498,925
1,255,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5.000 08/15/29 1,345,209
1,000,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5.000 08/15/30 1,088,080
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5.000 05/15/26 1,303,783
7,250,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 1996, (AMT)
4.250 05/01/30 7,425,261
1,880,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 1,882,308
750,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 778,154
1,840,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 5/01/26)
3.000 05/01/50 1,839,833
3,750,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 3,780,817
5,140,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5.000 08/01/30 5,612,355
5,430,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5.000 06/01/31 5,993,347
7,375,000 North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5.000 09/01/29 7,923,288
3,570,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5.000 01/01/27 3,633,915
4,930,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5.000 01/01/30 5,324,588

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4.000% 02/15/32 $ 5,002,829
4,255,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5.000 02/15/31 4,684,263
8,730,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5.000 02/15/28 9,132,354
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5.000 03/15/35 7,928,549
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5.000 02/01/30 1,892,501
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Taxable Series 2024
5.000 02/01/32 1,941,812
2,150,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5.000 05/15/30 2,337,915
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.000 02/01/28 5,224,000
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5.000 02/01/29 5,330,088
8,955,000 (a),(b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Pre-refunded 5/15/26),
(Mandatory Put 5/15/26)
5.000 11/15/52 8,979,618
2,320,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026E
5.000 11/15/28 2,457,294
3,195,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026F, (Mandatory Put 5/01/30)
5.000 11/15/55 3,424,205
7,610,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5.000 11/15/64 8,135,280
2,920,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
6.000 01/01/57 3,252,247
2,475,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2019A
3.500 07/01/34 2,451,651
4,645,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4.100 01/01/39 4,619,968
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1.850 09/01/36 2,699,633
4,000,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5.500 01/01/54 4,223,756
15,040,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5.500 01/01/54 16,430,081
5,665,000 (a) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5.000 01/01/55 6,021,799
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 12/31/33 4,217,825
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 06/30/34 3,055,012
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/30 3,087,746
4,070,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/31 4,147,796

Portfolio of Investments March 31, 2026
(continued)
Limited Term
152
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5.000% 10/01/31 $ 5,547,972
3,155,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/27 3,228,019
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/31 8,297,885
5,315,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/31 5,826,580
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 4,568,072
12,710,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5.000 04/15/30 13,841,062
TOTAL TEXAS 501,837,399
UTAH - 0.8%
1,000,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5.000 03/15/30 1,087,897
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/26 1,106,091
1,215,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/27 1,245,614
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/28 1,147,969
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/29 1,733,695
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/30 1,577,394
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2025A, (AMT)
5.000 07/01/28 2,087,217
5,210,000 (a) Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5.000 05/15/60 5,245,258
3,610,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.050 07/01/39 3,572,871
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5.000 06/01/26 702,424
1,515,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/30 1,656,049
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/31 1,247,225
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/32 1,543,127
6,600,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5.000 12/15/28 7,021,362
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5.000 06/15/30 3,483,006
TOTAL UTAH 34,457,199
VERMONT - 0.2%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.200 11/01/36 928,971
2,915,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.125 11/01/39 2,886,206
1,715,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5.000 08/15/29 1,850,309
1,000,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5.000 08/15/30 1,097,726
1,420,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5.000 08/15/31 1,582,579
TOTAL VERMONT 8,345,791

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.4%
$ 4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1.450% 04/01/27 $ 4,414,598
14,990,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4.000 10/01/27 15,331,280
11,265,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4.000 10/01/28 11,660,471
5,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 10/01/29 5,405,621
5,270,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5.000 07/01/27 5,427,739
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5.000 12/01/26 7,657,661
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5.000 12/01/35 5,965,008
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 1,764,364
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.100 07/01/40 2,692,517
1,300,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3.625 06/01/29 1,300,746
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/36 1,965,885
1,715,000 (a) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3.125 10/01/40 1,704,693
TOTAL VIRGINIA 65,290,583
WASHINGTON - 2.2%
2,530,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5.000 12/01/30 2,774,867
2,500,000 King County School District 414 Lake Washington, Washington,
General Obligation Bonds, Series 2017
4.000 12/01/33 2,524,655
11,000,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2025A
5.000 07/01/30 12,023,450
4,905,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2025B, (AMT)
5.000 10/01/29 5,230,005
3,770,000 Port of Seattle, Washington, Revenue Bonds, Refunding First
Lien Series 2016B, (AMT)
5.000 10/01/28 3,773,824
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/27 6,671,050
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/28 3,918,532
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/31 4,648,740
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/26 2,939,791
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/27 3,146,467
2,380,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/28 2,496,068
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.000 12/01/36 2,982,448
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.250 12/01/36 1,212,009
3,544,216 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3.500 12/20/35 3,398,276
6,880,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/29 7,387,690
7,590,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/31 8,402,226

Portfolio of Investments March 31, 2026
(continued)
Limited Term
154
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,700,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax Series R-2025E
5.000% 08/01/32 $ 3,031,037
210,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5.000 07/01/26 211,317
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5.000 07/01/29 5,420,309
8,225,000 Washington State, General Obligation Bonds, Various Purpose
Series 2026A
5.000 08/01/31 9,131,219
10,000,000 Washington State, General Obligation Bonds, Various Purpose,
Refunding Series R-2026A
5.000 07/01/30 10,943,044
TOTAL WASHINGTON 102,267,024
WEST VIRGINIA - 0.7%
865,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.000 06/01/29 913,957
2,515,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Refunidng Series 2015A, (Mandatory
Put 6/15/28)
3.375 03/01/40 2,532,721
2,605,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3.700 12/01/42 2,647,839
1,000,000 (a),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 1,087,213
9,555,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3.000 06/01/37 9,490,789
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/27 2,122,797
1,015,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/28 1,016,266
2,405,000 (a) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025B, (Mandatory Put 6/01/33)
5.000 06/01/55 2,598,362
7,750,000 (a) West Virginia University, Revenue Bonds, West Virginia
University Projects, Refunding Series 2019B, (Mandatory Put
10/01/29)
5.000 10/01/41 8,258,648
TOTAL WEST VIRGINIA 30,668,592
WISCONSIN - 2.7%
2,750,000 Dane County, Wisconsin, General Obligation Bonds, Airport
Project Promissory Note Series 2022D
5.000 06/01/29 2,909,052
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4.000 03/01/36 2,504,638
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5.000 10/01/26 6,513,718
9,800,000 Madison, Wisconsin, Industrial Development Revenue
Refunding Bonds, Madison Gas and Electric Company Projects,
Series 2020A
3.750 10/01/27 9,929,348
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5.000 06/01/26 3,679,554
8,885,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3.300 10/01/46 8,894,950
12,510,000 (a) Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1.100 07/01/29 12,461,037

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,000,000 (a) Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1.100% 04/01/33 $ 3,984,389
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 2,230,974
2,500,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 2,495,363
7,080,000 (a) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2002B, (Mandatory Put
10/01/31)
5.000 04/01/54 7,687,293
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4.500 06/01/27 3,834,023
4,015,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5.000 08/15/54 4,043,530
5,000,000 (a),(b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5.000 02/15/51 5,046,396
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 03/01/31 1,630,700
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 09/01/31 1,628,655
5,075,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.500 09/01/34 4,424,559
1,005,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3.750 05/01/54 1,005,462
695,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3.875 11/01/54 695,357
9,250,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/28 9,718,036
10,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5.000 05/01/30 10,921,952
9,845,000 Wisconsin State, General Obligation Bonds, Refunding Series
2026-1
5.000 05/01/31 10,915,069
6,580,000 Wisconsin State, General Obligation Bonds, Series 2025B 5.000 05/01/32 7,398,322
TOTAL WISCONSIN 124,552,377
WYOMING - 0.7%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 20,438,198
2,510,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2.450 12/01/34 2,199,721
1,315,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2.625 12/01/35 1,156,769
2,575,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2.100 12/01/35 2,085,898
5,375,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2.000 12/01/36 4,269,150
TOTAL WYOMING 30,149,736
TOTAL MUNICIPAL BONDS
(Cost $4,542,618,913) 4,444,068,019
TOTAL LONG-TERM INVESTMENTS
(Cost $4,542,618,913) 4,444,068,019

Portfolio of Investments March 31, 2026
(continued)
Limited Term
156
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
11,498,771 MUNICIPAL BONDS - 0.3% 11,498,771
FLORIDA - 0.3%
$ 11,500,000 City of Jacksonville FL 2.360% 05/06/26 $ 11,498,771
TOTAL FLORIDA 11,498,771
TOTAL MUNICIPAL BONDS
(Cost $11,499,924) 11,498,771
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,499,924) 11,498,771
TOTAL INVESTMENTS - 96.8%
(Cost $4,554,118,837) 4,455,566,790
OTHER ASSETS & LIABILITIES, NET -  3.2% 149,347,768
NET ASSETS - 100% $ 4,604,914,558
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $70,446,985 or 1.6% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments March 31, 2026
Short Term
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.0%
422421396 MUNICIPAL BONDS - 100.0% 422421396
ALABAMA - 3.7%
$ 2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000% 11/01/27 $ 2,049,269
500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/27 503,993
300,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/27 306,622
1,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/28 1,035,471
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5 .000 06/01/27 1,019,755
1,600,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Fixed Rate Series 2023B-1
5 .500 11/01/27 1,655,149
1,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 03/01/28 1,020,736
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/27 1,032,096
670,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 676,574
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5 .000 04/01/28 1,545,808
1,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/27 1,529,048
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5 .000 12/01/26 1,285,443
500,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/27 513,339
300,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/28 311,407
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B
5 .000 01/01/28 1,012,436
TOTAL ALABAMA 15,497,146
ALASKA - 2.3%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .250 12/01/27 818,806
1,020,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/27 1,059,316
5,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2025A
5 .000 12/01/27 5,184,421
510,000 Alaska Municipal Bond Bank, General Obligation Bonds,
Refunding Three Series 2025
5 .000 10/01/29 550,131
1,110,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/27 1,146,267
1,000,000 North Slope Borough, Alaska, General Obligation Bonds,
Series 2024A
5 .000 06/30/29 1,071,844
TOTAL ALASKA 9,830,785
ARIZONA - 3.3%
650,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 657,553
425,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 430,556
1,920,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 1,950,742
1,000,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/27 1,031,308
30,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/26 30,185

Portfolio of Investments March 31, 2026
(continued)
Short Term
158
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 510,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000% 07/01/27 $ 525,648
380,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/28 400,477
6,015,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5 .000 01/01/46 6,030,555
1,165,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2023 Series 2025B
5 .000 07/01/28 1,228,303
450,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/28 474,558
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,075,134
TOTAL ARIZONA 13,835,019
CALIFORNIA - 3.5%
2,400,000 Alta Loma School District, San Bernardino, California, General
Obligation Bonds, 1999 Election Series 2002B - NPFG Insured
0 .000 08/01/26 2,380,720
1,000,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/26 991,639
1,000,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/27 965,484
1,000,000 Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/28 938,283
1,750,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B
5 .000 12/01/27 1,776,463
150,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 155,117
500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D
5 .000 07/01/30 517,185
500,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/02/28)
3 .450 10/01/41 499,934
1,000,000 (a),(b) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2 .875 07/01/43 998,699
2,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 2,113,340
2,070,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT)
5 .000 05/15/29 2,197,848
1,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/29 1,065,794
TOTAL CALIFORNIA 14,600,506
COLORADO - 5.9%
333,000 (b) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 329,938
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4 .000 05/01/26 99,989
640,000 (a),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 649,874
1,805,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5 .000 11/15/36 1,830,221
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/26 503,647

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,285,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000% 08/01/49 $ 2,287,330
10,095,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000 05/15/62 10,186,591
2,300,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 2,303,405
3,525,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .250 11/15/26 3,578,333
2,080,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,148,114
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Refunding & Improvement Series
2022A - BAM Insured
5 .000 12/01/26 294,046
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/27 525,608
TOTAL COLORADO 24,737,096
CONNECTICUT - 2.1%
55,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 54,918
630,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 05/15/28 633,934
650,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 11/15/28 656,059
590,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 592,332
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 2,155,779
1,060,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/28 1,109,917
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/29 1,069,490
1,180,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Forward
Delivery Series 2021C
5 .000 01/01/27 1,202,367
1,340,000 University of Connecticut, General Obligation Bonds,
Refunding Series 2023A
5 .000 08/15/27 1,385,947
TOTAL CONNECTICUT 8,860,743
DELAWARE - 0.3%
225,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .250 07/01/27 225,847
205,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .300 01/01/28 206,170
585,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .350 07/01/28 589,155
430,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .400 01/01/29 434,223
TOTAL DELAWARE 1,455,395
DISTRICT OF COLUMBIA - 1.4%
6,010,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/26 6,079,616
TOTAL DISTRICT OF COLUMBIA 6,079,616
FLORIDA - 4.7%
1,735,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 1,197,150
720,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .650 01/01/28 714,841
350,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .700 07/01/28 347,180

Portfolio of Investments March 31, 2026
(continued)
Short Term
160
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 815,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .750% 01/01/29 $ 810,322
5,090,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/29 5,474,623
200,000 Florida State Board of Education, Public Education Capital
Outlay Bonds, Refunding Series 2017B
4 .000 06/01/32 202,226
2,000,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/29 2,151,564
1,600,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/26 1,610,236
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .000 10/01/26 2,625,712
2,555,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C, (Mandatory Put 11/15/26)
5 .000 11/15/52 2,590,700
1,000,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 1,089,762
350,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 369,841
365,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 392,834
180,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/29 194,414
TOTAL FLORIDA 19,771,405
GEORGIA - 3.4%
1,605,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/28 1,677,132
1,300,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/29 1,391,967
1,500,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5 .000 01/01/29 1,597,196
2,855,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 2,888,669
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/26 1,002,550
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/27 1,016,534
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5 .000 12/01/26 1,010,439
250,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/26 252,891
500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/27 513,741
1,905,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/28 2,019,165
1,045,000 Wayne County School District, Georgia, General Obligation
Sales Tax Bonds, Series 2023
5 .250 09/01/27 1,084,096
TOTAL GEORGIA 14,454,380
GUAM - 0.1%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/29 522,228
TOTAL GUAM 522,228
HAWAII - 0.7%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5 .000 07/01/28 2,178,112
25,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 24,968
800,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 864,110
TOTAL HAWAII 3,067,190

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.5%
$ 450,000 (a) Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2013ID, (Mandatory Put 5/01/26)
2 .625% 12/01/48 $ 449,917
270,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .125 07/01/28 269,965
725,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .200 01/01/29 724,903
590,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .300 07/01/29 589,908
TOTAL IDAHO 2,034,693
ILLINOIS - 4.3%
3,045,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2024C
5 .000 01/01/27 3,094,721
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/27 3,045,844
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5 .000 12/01/26 1,180,326
615,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 632,303
655,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 663,333
920,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 950,639
1,150,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 1,184,228
1,005,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/28 1,054,392
1,055,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 1,127,528
2,330,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5 .000 06/15/27 2,395,346
1,000,000 Oak Park, Illinois, General Obligation Bonds, Refunding
Corporate Purpose Series 2026
5 .000 11/01/28 1,055,567
500,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/27 518,104
525,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/28 549,828
700,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5 .000 03/01/28 726,462
TOTAL ILLINOIS 18,178,621
INDIANA - 1.7%
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/26 503,202
565,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/27 580,896
505,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 01/15/28 524,482
1,000,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 1,071,031
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5 .000 07/01/26 703,134
405,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .000 01/15/27 411,983
1,000,000 (a) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 1,009,862
555,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 564,157
750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5 .000 07/15/29 795,961

Portfolio of Investments March 31, 2026
(continued)
Short Term
162
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 800,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5 .000% 01/15/30 $ 855,010
TOTAL INDIANA 7,019,718
IOWA - 0.0%
140,000 (a),(c) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 149,353
TOTAL IOWA 149,353
KANSAS - 1.2%
1,000,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3 .375 10/01/28 1,002,357
1,295,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 1,369,260
545,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 587,562
550,000 Maize, Kansas, General Obligation Bonds, Temporary Notes
Series 2026A
2 .750 08/01/29 542,889
650,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 652,526
1,000,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes
Series 2025A
5 .000 09/01/26 1,010,329
TOTAL KANSAS 5,164,923
KENTUCKY - 2.2%
875,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 883,068
595,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5 .000 11/01/27 617,026
480,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 520,688
750,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/28 792,103
200,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 193,447
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B
5 .000 08/01/28 1,032,065
360,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 381,283
3,500,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2019C-1, (Mandatory Put 2/01/28)
4 .000 02/01/50 3,532,715
1,000,000 (a) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 1,006,052
500,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 484,768
TOTAL KENTUCKY 9,443,215
LOUISIANA - 2.3%
540,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/29 579,311
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/26 3,280,267
3,000,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/29 3,216,363
625,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 626,889

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 35,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200% 06/01/37 $ 34,946
1,040,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 1,049,113
755,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/27 779,226
TOTAL LOUISIANA 9,566,115
MAINE - 0.7%
2,000,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5 .000 09/01/28 2,114,204
885,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
2 .850 11/15/28 877,855
TOTAL MAINE 2,992,059
MASSACHUSETTS - 2.0%
165,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 177,533
1,950,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5 .000 07/01/27 1,989,240
575,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 576,197
750,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .400 12/01/27 751,702
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5 .000 07/01/26 5,027,306
TOTAL MASSACHUSETTS 8,521,978
MICHIGAN - 2.6%
455,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6 .000 05/01/29 481,024
200,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/28 209,704
275,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/29 293,568
300,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/30 325,839
635,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 634,994
850,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
2 .875 04/01/28 847,830
1,920,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
3 .350 12/01/28 1,932,147
3,110,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 3,328,674
3,065,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 3,059,894
TOTAL MICHIGAN 11,113,674
MINNESOTA - 1.6%
1,130,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000 02/01/28 1,179,588
900,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4 .375 08/01/29 907,590
420,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 420,467
1,060,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 1,110,873

Portfolio of Investments March 31, 2026
(continued)
Short Term
164
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .700% 07/01/28 $ 277,775
285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .800 01/01/29 288,377
265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .850 07/01/29 268,597
2,030,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2016A
5 .000 05/01/27 2,033,538
95,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2021A
2 .000 09/01/26 94,103
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 179,661
TOTAL MINNESOTA 6,760,569
MISSISSIPPI - 0.7%
1,195,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/28 1,243,892
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5 .000 03/01/28 1,412,325
265,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 270,095
TOTAL MISSISSIPPI 2,926,312
MISSOURI - 2.1%
1,000,000 (a) Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa
Fe Series 2023, (Mandatory Put 7/01/27)
5 .000 07/01/45 1,014,967
160,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 149,441
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 934,003
2,655,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 2,657,810
285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .200 11/01/26 285,250
525,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .250 05/01/27 526,689
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .300 11/01/27 301,483
505,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .000 12/01/26 512,517
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/26 630,375
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/26 1,638,490
TOTAL MISSOURI 8,651,025
MONTANA - 0.2%
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .200 06/01/29 367,862
370,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .250 12/01/29 373,130
TOTAL MONTANA 740,992

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 1.0%
$ 2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5 .000% 12/01/26 $ 2,754,857
1,255,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,258,356
TOTAL NEBRASKA 4,013,213
NEVADA - 0.4%
1,450,000 Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2018B - AGM Insured
5 .000 06/15/27 1,492,948
110,000 (a),(b) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3 .450 12/01/26 110,057
TOTAL NEVADA 1,603,005
NEW HAMPSHIRE - 0.4%
1,190,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3 .300 06/01/40 1,193,195
500,000 New Hampshire Housing Finance Authority, Multi-Family
Housing Revenue Bonds, Series 2024-2
3 .150 07/01/27 500,531
TOTAL NEW HAMPSHIRE 1,693,726
NEW JERSEY - 1.1%
520,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 521,969
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 12/01/26 1,292,281
1,420,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3 .050 11/01/29 1,417,689
1,500,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/30 1,558,895
TOTAL NEW JERSEY 4,790,834
NEW MEXICO - 0.2%
775,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Refunding Series 2025B
5 .000 08/01/28 818,196
TOTAL NEW MEXICO 818,196
NEW YORK - 4.2%
1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000 03/15/30 1,088,290
1,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/27 1,038,857
1,300,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 1,323,435
2,635,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5 .000 11/01/27 2,736,711
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 1,038,600
1,370,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 1,414,396
500,000 (d) New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/29 535,517
1,200,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2,
(Mandatory Put 5/01/29)
3 .600 11/01/64 1,206,345
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/27 1,042,920
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 1,070,670

Portfolio of Investments March 31, 2026
(continued)
Short Term
166
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000% 12/01/26 $ 2,935,201
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 2,092,376
TOTAL NEW YORK 17,523,318
NORTH CAROLINA - 1.9%
670,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/28 713,109
1,745,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
2 .950 07/01/29 1,739,912
2,000,000 North Carolina State, Federal Grant Anticipation Revenue
Bonds, Refunding Vehicle Series 2025
5 .000 03/01/28 2,092,760
1,500,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5 .000 05/01/28 1,576,523
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/27 1,728,650
TOTAL NORTH CAROLINA 7,850,954
NORTH DAKOTA - 0.4%
455,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 455,096
450,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/26 450,678
475,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/27 484,077
480,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/28 495,739
TOTAL NORTH DAKOTA 1,885,590
OHIO - 4.1%
1,085,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5 .000 01/01/27 1,101,580
265,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5 .000 07/01/26 266,380
500,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5 .000 12/01/30 548,852
2,500,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/28 2,622,814
1,090,000 Dublin, Ohio, General Obligation Bonds, Limited Tax
Refunding Various Purpose Improvement Series 2025
5 .000 12/01/29 1,182,327
675,000 (a) Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 5/01/26)
2 .625 12/01/46 674,881
1,165,000 (a),(b) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 1,188,826
500,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 504,649
1,430,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 1,436,791
1,125,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 1,139,586
2,000,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5 .000 05/01/29 2,144,857
1,750,000 (b) Rocky River, Ohio, General Obligation Bonds, Fire Station
Improvement Bond Anticipation Notes, Series 2026
4 .000 02/11/27 1,767,864

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,025,000 Upper Arlington, Ohio, General Obligation Bonds, Various
Purpose Limited Tax Refunding Series 2025
5 .000% 12/01/28 $ 1,089,040
1,750,000 Wyoming, Ohio, General Obligation Bonds, Various Purpose
Bond Anticipation Notes, Series 2026
4 .000 10/13/26 1,761,665
TOTAL OHIO 17,430,112
OKLAHOMA - 1.3%
125,000 Cherokee County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Tahlequah Public Schools Project, Series 2026
5 .000 09/01/30 133,968
1,500,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5 .000 06/01/28 1,566,415
1,000,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2026
2 .000 03/01/28 977,640
775,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/27 795,684
250,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 261,513
660,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 665,810
1,000,000 (d) Tulsa County Independent School District 9 Union Board of
Education, Oklahoma, General Obligation Bonds, Building
Series 2026
2 .000 04/01/28 976,947
TOTAL OKLAHOMA 5,377,977
OREGON - 1.5%
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/28 1,052,897
1,500,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/29 1,609,930
650,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/27 675,995
550,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/28 583,985
200,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 199,993
1,085,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 1,048,763
1,115,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/26 1,120,721
TOTAL OREGON 6,292,284
PENNSYLVANIA - 1.8%
135,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 134,798
60,000 (a) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 61,273
1,690,000 Montgomery County, Pennsylvania, General Obligation Bonds,
Series 2025A
5 .000 03/01/28 1,770,326
1,015,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/28 1,065,935
475,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 5/01/26)
3 .000 08/01/45 474,913
315,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2025, (AMT), (Mandatory Put 6/01/26)
2 .875 06/01/49 314,835
1,140,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 1,227,264

Portfolio of Investments March 31, 2026
(continued)
Short Term
168
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000% 07/01/28 $ 1,044,942
1,390,000 University of Pittsburgh of the Commonwealth System of
Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023
5 .000 02/15/29 1,480,424
TOTAL PENNSYLVANIA 7,574,710
PUERTO RICO - 1.7%
1,050,000 (c) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 1,056,133
536,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 515,455
691,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 621,485
84,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 69,928
4,189,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 4,270,325
801,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 846,020
TOTAL PUERTO RICO 7,379,346
SOUTH CAROLINA - 0.9%
1,000,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/28 1,060,930
1,175,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 01/01/30 1,302,612
1,200,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/30 1,343,154
TOTAL SOUTH CAROLINA 3,706,696
SOUTH DAKOTA - 0.8%
1,770,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/29 1,910,136
850,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5 .000 08/01/28 894,608
410,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
3 .300 11/01/29 413,061
TOTAL SOUTH DAKOTA 3,217,805
TENNESSEE - 1.1%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 104,416
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/28 1,048,732
260,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 261,217
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026A
5 .000 07/01/29 1,395,152
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,014,075
TOTAL TENNESSEE 4,823,592
TEXAS - 14.3%
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/27 1,290,700
420,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/27 428,365
4,715,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 4,982,976

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 545,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000% 01/01/27 $ 548,344
1,605,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/29 1,705,862
1,570,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 1,677,630
1,200,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/28 1,261,162
1,000,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 1,080,908
1,615,000 Dickinson Independent School District, Galveston County,
Texas, General Obligation Bonds, Refunding Series 2023A
5 .000 02/15/27 1,647,587
1,485,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/27 1,517,162
630,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 683,667
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 1,043,470
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 1,062,842
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/27 510,437
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/28 521,082
360,000 Greenville Independent School District, Hunt County, Texas,
General Obligation Bonds, School Building Series 2026
5 .000 02/15/27 367,735
5,675,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 5,755,315
500,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5 .000 12/01/29 539,803
1,450,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 1,554,822
1,850,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 1,991,965
610,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 631,979
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5 .000 07/01/26 3,649,457
1,295,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 1,297,547
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 1,054,598
1,170,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/28 1,224,143
1,275,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/29 1,368,679
1,185,000 Lake Dallas Independent School District, Denton County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/15/29 1,270,950
460,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 08/15/28 486,253
100,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 103,754
235,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 5/01/26)
3 .000 05/01/50 234,979

Portfolio of Investments March 31, 2026
(continued)
Short Term
170
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,250,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250% 06/01/48 $ 1,260,272
1,000,000 New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Texas Christian University Project,
Series 2026A
5 .000 03/15/28 1,046,116
2,780,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/29 2,987,938
1,905,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 1,939,106
1,510,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 02/15/30 1,638,051
1,365,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 1,427,911
1,060,000 San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2024
5 .000 02/01/27 1,082,476
1,500,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 1,599,026
595,000 (a),(c) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Pre-refunded 5/15/26),
(Mandatory Put 5/15/26)
5 .000 11/15/52 596,636
230,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026E
5 .000 11/15/28 243,611
1,035,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 1,106,441
545,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
2 .950 07/01/28 541,487
565,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
3 .000 01/01/29 560,116
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .650 07/01/28 496,761
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .700 01/01/29 496,030
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .700 07/01/29 495,111
250,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/27 253,149
1,055,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 1,156,546
TOTAL TEXAS 60,420,957
UTAH - 0.5%
630,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/29 673,222
1,405,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 1,494,699
TOTAL UTAH 2,167,921
VIRGIN ISLANDS - 0.4%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/26 1,653,610
TOTAL VIRGIN ISLANDS 1,653,610
VIRGINIA - 2.1%
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4 .000 10/01/27 1,022,768
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4 .000 10/01/28 1,035,106
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 10/01/29 1,081,124

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 3,285,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000% 07/01/27 $ 3,383,325
260,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .650 01/01/28 258,137
265,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .700 07/01/28 263,427
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .600 12/01/28 1,500,149
500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
3 .250 09/01/29 500,466
TOTAL VIRGINIA 9,044,502
WASHINGTON - 4.0%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5 .000 04/01/26 2,525,000
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/27 1,585,357
5,485,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put
8/01/26)
5 .000 08/01/49 5,490,594
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,316,127
1,780,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 1,914,316
TOTAL WASHINGTON 16,831,394
WEST VIRGINIA - 0.5%
300,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/27 306,724
610,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 620,032
115,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000 06/01/37 114,227
400,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/27 414,618
500,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/28 528,424
TOTAL WEST VIRGINIA 1,984,025
WISCONSIN - 1.8%
155,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Carson Valley Medical Center, Series 2021A
3 .000 12/01/26 152,751
325,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series 2020A
5 .000 06/01/26 326,159
1,670,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 1,671,870
1,300,000 Racine, Racine County, Wisconsin, General Obligation Bonds,
Promissory Notes Series 2025
4 .500 03/15/27 1,301,646
1,150,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
5 .000 04/01/27 1,176,125
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/26 456,777
250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
5 .000 07/01/26 251,208
230,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021
2 .250 07/01/26 228,356

Portfolio of Investments March 31, 2026
(continued)
Short Term
172
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,090,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000% 05/01/28 $ 2,195,751
TOTAL WISCONSIN 7,760,643
WYOMING - 0.1%
600,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/26 602,230
TOTAL WYOMING 602,230
TOTAL MUNICIPAL BONDS
(Cost $421,725,985) 422,421,396
TOTAL LONG-TERM INVESTMENTS
(Cost $421,725,985) 422,421,396
BORROWINGS - (1.1)% (e) (4,445,750)
OTHER ASSETS & LIABILITIES, NET -  1.1% 4,425,150
NET ASSETS - 100% $ 422,400,796
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $5,792,527 or 1.4% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) When-issued or delayed delivery security.
(e) Borrowings as a percentage of Total Investments is 1.1%.

Statement of Assets and Liabilities
See Notes to Financial Statements

March 31, 2026 All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 3,533,661,175 $ 8,617,116,367 $ 4,444,068,019 $ 422,421,396
Affiliated investments, at value
++
27,444,780 8,732,430 – –
Short-term investments, at value
◊
– 12,398,674 11,498,771 –
Cash 3,035,115 51,360,702 30,035,458 1,004,893
Receivables:
Interest 44,938,244 100,361,570 53,056,354 5,408,264
Investments sold 13,438,456 24,089,316 38,759,098 1,230,000
Reimbursement from Adviser 6,807 2,166 – 31,139
Shares sold 3,389,883 8,313,063 5,076,296 134,302
Sale of Vistra Vision interest
#
(1)
12,536,789 46,462,572 49,041,076 386,135
Other 378,670 526,062 351,316 76,990
Total assets 3,638,829,919 8,869,362,922 4,631,886,388 430,693,119
LIABILITIES
Borrowings – – – 4,445,750
Floating rate obligations 92,265,000 – – –
Payables:
Management fees 1,209,363 2,820,313 1,382,475 143,077
Dividends 1,834,657 5,615,767 1,828,722 152,104
Interest 753,280 37,024 14,918 1,948
Investments purchased - when-issued/delayed-delivery settlement 48,506,212 81,006,349 13,274,274 1,520,997
Shares redeemed 8,349,485 18,326,351 7,381,044 1,779,550
Vistra Vision sale transactions costs
(1)
288,064 1,067,594 1,126,841 8,872
Accrued expenses:
Custodian fees 443,442 651,149 514,489 79,945
Directors/Trustees fees 312,701 495,466 338,675 35,998
Professional fees 64,856 60,738 53,090 35,293
Shareholder reporting expenses 55,304 79,098 89,933 13,402
Shareholder servicing agent fees 341,720 895,104 817,770 36,579
12b-1 distribution and service fees 347,708 148,624 139,864 38,808
Other 13,193 18,368 9,735 —
Total liabilities 154,784,985 111,221,945 26,971,830 8,292,323
Commitments and contingencies
(2)
Net assets $ 3,484,044,934 $ 8,758,140,977 $ 4,604,914,558 $ 422,400,796
NET ASSETS CONSIST OF:
Paid-in capital $ 4,605,561,101 $ 9,192,244,551 $ 4,780,775,133 $ 439,109,636
Total distributable earnings (loss) (1,121,516,167) (434,103,574) (175,860,575) (16,708,840)
Net assets $ 3,484,044,934 $ 8,758,140,977 $ 4,604,914,558 $ 422,400,796
†
   Long-term investments, cost $ 3,589,308,225 $ 8,889,740,057 $ 4,542,618,913 $ 421,725,985
++
   Affiliated investments, cost $ 27,729,750 $ 8,602,500 $ — $ —
◊
   Short-term investments, cost $ — $ 12,400,000 $ 11,499,924 $ —
#
   Net of discount of $ 557,031 $ 2,064,413 $ 2,178,980 $ 17,157
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
174
All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 1,658,487,413 $ 747,345,623 $ 743,132,064 $ 203,006,075
Shares outstanding 168,884,436 84,974,720 67,945,518 20,671,285
Net asset value ("NAV") per share $ 9.82 $ 8.79 $ 10.94 $ 9.82
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.25 $ 9.06 $ 11.22 $ 10.07
CLASS C:
Net assets $ 72,941,936 $ 22,982,661 $ 13,803,341 $ 4,692,819
Shares outstanding 7,429,712 2,611,495 1,267,531 479,458
NAV and offering price per share $ 9.82 $ 8.80 $ 10.89 $ 9.79
CLASS R6:
Net assets $ 135,369,749 $ — $ — $ —
Shares outstanding 13,718,062 — — —
NAV and offering price per share $ 9.87 $ — $ — $ —
CLASS I:
Net assets $ 1,617,245,836 $ 7,987,812,693 $ 3,847,979,153 $ 214,701,902
Shares outstanding 164,033,572 905,309,563 353,255,524 21,824,797
NAV and offering price per share $ 9.86 $ 8.82 $ 10.89 $ 9.84
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended March 31, 2026 All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Dividends from affiliated investments $ 709,930 $ 285,543 $ — $ —
Interest 182,404,024 309,198,702 151,936,879 14,298,299
Total investment income 183,113,954 309,484,245 151,936,879 14,298,299
EXPENSES
– – – –
Management fees 14,799,483 31,282,013 16,267,760 1,682,292
12b-1 service fees - Class A 3,467,281 1,447,075 1,540,762 392,030
12b-1 distribution and service fees - Class C 875,081 256,458 166,050 51,645
Shareholder servicing agent fees - Class A 625,518 264,199 471,534 59,034
Shareholder servicing agent fees - Class C 31,600 9,359 10,152 1,552
Shareholder servicing agent fees - Class R6 6,838 — — —
Shareholder servicing agent fees - Class I 626,051 2,729,796 2,387,375 68,416
Interest expense 4,450,931 178,107 144,702 51,590
Directors/Trustees fees 178,810 399,411 226,734 20,726
Custodian expenses, net 354,917 534,198 408,814 64,192
Registration fees 147,462 169,884 115,625 90,207
Professional fees 111,220 138,726 46,522 51,640
Shareholder reporting expenses 104,974 165,080 169,051 27,294
Other 12,395 26,448 48,879 11,871
Total expenses before fee waiver/expense reimbursement 25,792,561 37,600,754 22,003,960 2,572,489
Fee waiver/expense reimbursement (57,216) (22,834) — (341,705)
Net expenses 25,735,345 37,577,920 22,003,960 2,230,784
Net investment income (loss) 157,378,609 271,906,325 129,932,919 12,067,515
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,887,351) (1,623,936) 4,982,405 452,256
Futures contracts 650,259 — — —
Net realized gain (loss) (1,237,092) (1,623,936) 4,982,405 452,256
Change in unrealized appreciation (depreciation) on:
Investments (51,617,094) 63,186,830 32,394,416 (498,015)
Affiliated investments 16,190 161,903 — —
Net change in unrealized appreciation (depreciation) (51,600,904) 63,348,733 32,394,416 (498,015)
Net realized and unrealized gain (loss) (52,837,996) 61,724,797 37,376,821 (45,759)
Net increase (decrease) in net assets from operations $ 104,540,613 $ 333,631,122 $ 167,309,740 $ 12,021,756

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 157,378,609 $ 170,457,795 $ 271,906,325 $ 243,470,963
Net realized gain (loss) (1,237,092) 1,366,546 (1,623,936) 49,642,861
Net change in unrealized appreciation (depreciation) (51,600,904) (98,508,707) 63,348,733 (157,916,947)
Net increase (decrease) in net assets from operations 104,540,613 73,315,634 333,631,122 135,196,877
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (74,016,084) (76,635,222) (23,201,937) (22,409,276)
Class C (3,040,990) (3,714,821) (610,588) (678,338)
Class R6 (5,891,053) (5,490,382) — —
Class I (77,948,046) (80,835,437) (254,179,940) (219,001,552)
Total distributions (160,896,173) (166,675,862) (277,992,465) (242,089,166)
FUND SHARE TRANSACTIONS
Subscriptions 1,001,215,508 797,338,410 3,182,734,996 1,992,487,176
Reinvestments of distributions 136,933,755 140,824,897 214,504,910 187,632,826
Redemptions (1,504,212,820) (1,288,486,105) (2,357,130,460) (1,825,307,273)
Net increase (decrease) from Fund share transactions (366,063,557) (350,322,798) 1,040,109,446 354,812,729
Net increase (decrease) in net assets (422,419,117) (443,683,026) 1,095,748,103 247,920,440
Net assets at the beginning of period 3,906,464,051 4,350,147,077 7,662,392,874 7,414,472,434
Net assets at the end of period $ 3,484,044,934 $ 3,906,464,051 $ 8,758,140,977 $ 7,662,392,874

See Notes to Financial Statements

Limited Term Short Term
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 129,932,919 $ 133,405,880 $ 12,067,515 $ 12,410,509
Net realized gain (loss) 4,982,405 64,598,345 452,256 589,338
Net change in unrealized appreciation (depreciation) 32,394,416 (99,978,823) (498,015) 1,462,162
Net increase (decrease) in net assets from operations 167,309,740 98,025,402 12,021,756 14,462,009
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (21,080,583) (21,888,542) (5,695,521) (5,217,884)
Class C (319,202) (429,893) (106,655) (129,875)
Class I (113,572,313) (116,835,869) (7,024,356) (7,152,465)
Total distributions (134,972,098) (139,154,304) (12,826,532) (12,500,224)
FUND SHARE TRANSACTIONS
Subscriptions 1,085,596,647 1,109,047,713 193,088,331 148,665,351
Reinvestments of distributions 111,945,602 112,696,325 10,848,584 10,056,647
Redemptions (1,349,857,437) (1,685,090,763) (193,200,509) (244,382,912)
Net increase (decrease) from Fund share transactions (152,315,188) (463,346,725) 10,736,406 (85,660,914)
Net increase (decrease) in net assets (119,977,546) (504,475,627) 9,931,630 (83,699,129)
Net assets at the beginning of period 4,724,892,104 5,229,367,731 412,469,166 496,168,295
Net assets at the end of period $ 4,604,914,558 $ 4,724,892,104 $ 422,400,796 $ 412,469,166

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
3/31/26
$ 9.96 $ 0.41 $ (0.13) $ 0.28 $ (0.42) $ — $ (0.42) $ 9.82
3/31/25
10.20 0.41 (0.25) 0.16 (0.40) — (0.40) 9.96
3/31/24
10.13 0.38 0.06 0.44 (0.37) — (0.37) 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
Class
C
3/31/26
9.96 0.33 (0.13) 0.20 (0.34) — (0.34) 9.82
3/31/25
10.20 0.32 (0.24) 0.08 (0.32) — (0.32) 9.96
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
Class
R6
3/31/26
10.01 0.44 (0.13) 0.31 (0.45) — (0.45) 9.87
3/31/25
10.25 0.43 (0.24) 0.19 (0.43) — (0.43) 10.01
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
Class
I
3/31/26
10.01 0.44 (0.14) 0.30 (0.45) — (0.45) 9.86
3/31/25
10.24 0.43 (0.24) 0.19 (0.42) — (0.42) 10.01
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
2 .89% $ 1,658,487 0 .78% 0 .66% 0 .78% 0 .66% 4 .19% 61%
1 .53 1,836,003 0 .82 0 .66 0 .82 0 .66 3 .99 33
4 .47 2,057,942 0 .76 0 .67 0 .76 0 .67 3 .81 59
( 5 .48 ) 2,207,643 0 .82 0 .66 0 .82 0 .66 3 .50 47
( 5 .76 ) 3,012,154 0 .70 0 .64 0 .70 0 .64 2 .80 27
2 .08 72,942 1 .58 1 .46 1 .58 1 .46 3 .39 61
0 .74 101,990 1 .62 1 .46 1 .62 1 .46 3 .19 33
3 .68 138,312 1 .56 1 .47 1 .56 1 .47 3 .00 59
( 6 .26 ) 184,011 1 .62 1 .46 1 .62 1 .46 2 .70 47
( 6 .54 ) 265,767 1 .50 1 .44 1 .50 1 .44 2 .00 27
3 .14 135,370 0 .55 0 .43 0 .55 0 .43 4 .41 61
1 .82 131,342 0 .59 0 .43 0 .59 0 .43 4 .23 33
4 .71 137,329 0 .53 0 .44 0 .53 0 .44 4 .04 59
( 5 .30 ) 142,935 0 .58 0 .42 0 .58 0 .42 3 .74 47
( 5 .58 ) 159,516 0 .47 0 .41 0 .47 0 .41 3 .04 27
3 .02 1,617,246 0 .58 0 .46 0 .58 0 .46 4 .39 61
1 .86 1,837,129 0 .62 0 .46 0 .62 0 .46 4 .20 33
4 .60 2,016,564 0 .56 0 .47 0 .56 0 .47 4 .00 59
( 5 .23 ) 2,264,482 0 .62 0 .46 0 .62 0 .46 3 .69 47
( 5 .55 ) 4,249,974 0 .50 0 .44 0 .50 0 .44 3 .00 27

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
3/31/26
$ 8.73 $ 0.28 $ 0.06 $ 0.34 $ (0.28) $ — $ (0.28) $ 8.79
3/31/25
8.85 0.27 (0.12) 0.15 (0.27) — (0.27) 8.73
3/31/24
8.77 0.25 0.07 0.32 (0.24) — (0.24) 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
Class
C
3/31/26
8.74 0.21 0.06 0.27 (0.21) — (0.21) 8.80
3/31/25
8.85 0.20 (0.12) 0.08 (0.19) — (0.19) 8.74
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
Class
I
3/31/26
8.76 0.29 0.07 0.36 (0.30) — (0.30) 8.82
3/31/25
8.88 0.29 (0.13) 0.16 (0.28) — (0.28) 8.76
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
3.96% $ 747,346 0.63% 0.63% 0.63% 0.63% 3.13% 24%
1.65 719,633 0.64 0.63 0.64 0.63 3.01 27
3.70 765,602 0.65 0.65 0.65 0.65 2.82 24
(0.90) 845,566 0.65 0.64 0.65 0.64 2.38 21
(3.66) 940,178 0.63 0.63 0.63 0.63 1.87 26
3.11 22,983 1.43 1.43 1.43 1.43 2.33 24
0.94 27,985 1.45 1.44 1.45 1.44 2.21 27
2.86 34,831 1.45 1.45 1.45 1.45 2.02 24
(1.80) 43,566 1.45 1.44 1.45 1.44 1.58 21
(4.34) 55,713 1.43 1.43 1.43 1.43 1.07 26
4.16 7,987,813 0.43 0.43 0.43 0.43 3.33 24
1.85 6,914,775 0.44 0.43 0.44 0.43 3.21 27
3.90 6,614,040 0.45 0.45 0.45 0.45 3.02 24
(0.67) 7,112,564 0.45 0.44 0.45 0.44 2.57 21
(3.46) 8,785,900 0.43 0.43 0.43 0.43 2.06 26

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
3/31/26
$ 10.86 $ 0.29 $ 0.09 $ 0.38 $ (0.30) $ — $ (0.30) $ 10.94
3/31/25
10.95 0.27 (0.08) 0.19 (0.28) — (0.28) 10.86
3/31/24
10.87 0.24 0.07 0.31 (0.23) — (0.23) 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — (0.12) 10.92
Class
C
3/31/26
10.81 0.20 0.09 0.29 (0.21) — (0.21) 10.89
3/31/25
10.91 0.18 (0.09) 0.09 (0.19) — (0.19) 10.81
3/31/24
10.82 0.15 0.08 0.23 (0.14) — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — (0.03) 10.88
Class
I
3/31/26
10.82 0.31 0.08 0.39 (0.32) — (0.32) 10.89
3/31/25
10.91 0.29 (0.08) 0.21 (0.30) — (0.30) 10.82
3/31/24
10.82 0.26 0.08 0.34 (0.25) — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — (0.14) 10.88
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .53% $ 743,132 0 .63% 0 .63% 2 .61% 30%
1 .74 790,406 0 .63 0 .62 2 .45 27
2 .89 928,083 0 .63 0 .63 2 .19 22
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
2 .69 13,803 1 .43 1 .43 1 .81 30
0 .86 18,998 1 .43 1 .42 1 .64 27
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .62 3,847,979 0 .43 0 .43 2 .81 30
1 .96 3,915,488 0 .43 0 .42 2 .65 27
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
3/31/26
$ 9.84 $ 0.27 $ — $ 0.27 $ (0.29) $ — $ (0.29) $ 9.82
3/31/25
9.80 0.27 0.05 0.32 (0.28) — (0.28) 9.84
3/31/24
9.79 0.22 0.01 0.23 (0.22) — (0.22) 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
Class
C
3/31/26
9.80 0.19 — 0.19 (0.20) — (0.20) 9.79
3/31/25
9.76 0.19 0.05 0.24 (0.20) — (0.20) 9.80
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 ( — )
(e)
(0.36) (0.36) ( — )
(e)
— — 9.79
Class
I
3/31/26
9.85 0.29 — 0.29 (0.30) — (0.30) 9.84
3/31/25
9.81 0.29 0.05 0.34 (0.30) — (0.30) 9.85
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
2 .74% $ 203,006 0 .69% 0 .68% 0 .61% 0 .60% 2 .72% 46%
3 .28 185,521 0 .71 0 .68 0 .63 0 .60 2 .79 29
2 .36 205,142 0 .72 0 .71 0 .72 0 .71 2 .27 41
0 .77 281,531 0 .69 0 .69 0 .69 0 .69 1 .20 52
( 2 .80 ) 277,719 0 .67 0 .67 0 .67 0 .67 0 .77 37
1 .98 4,693 1 .49 1 .48 1 .41 1 .40 1 .92 46
2 .45 5,273 1 .51 1 .48 1 .43 1 .40 1 .99 29
1 .43 8,102 1 .52 1 .51 1 .52 1 .51 1 .46 41
0 .00
(e)
13,160 1 .49 1 .49 1 .49 1 .49 0 .41 52
( 3 .50 ) 12,359 1 .47 1 .47 1 .47 1 .47 ( 0 .02 ) 37
3 .02 214,702 0 .49 0 .48 0 .41 0 .40 2 .92 46
3 .48 221,675 0 .51 0 .48 0 .43 0 .40 2 .99 29
2 .44 282,925 0 .52 0 .51 0 .52 0 .51 2 .45 41
0 .98 404,284 0 .49 0 .49 0 .49 0 .49 1 .39 52
( 2 .51 ) 447,376 0 .47 0 .47 0 .47 0 .47 0 .97 37

Notes to Financial Statements
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc.
is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen
Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of
Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period : The end of the reporting period for the Funds is March 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended March 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 27,444,780 $ – $ – $ 27,444,780
Municipal Bonds – 3,533,588,811 482 3,533,589,293
Variable Rate Senior Loan Interests – – 32 32
Warrants – – 71,850 71,850
Total $ 27,444,780 $ 3,533,588,811 $ 72,364 $ 3,561,105,955
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 8,732,430 $ – $ – $ 8,732,430
Mortgage-Backed Securities – 45,638,322 – 45,638,322
Municipal Bonds – 8,571,322,715 – 8,571,322,715
Variable Rate Senior Loan Interests – – 155,330 155,330
Short-Term Investments:
Municipal Bonds – 12,398,674 – 12,398,674
Total $ 8,732,430 $ 8,629,359,711 $ 155,330 $ 8,638,247,471
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,444,068,019 $ – $ 4,444,068,019
Short-Term Investments:
Municipal Bonds – 11,498,771 – 11,498,771
Total $ – $ 4,455,566,790 $ – $ 4,455,566,790
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 422,421,396 $ – $ 422,421,396
Total $ – $ 422,421,396 $ – $ 422,421,396

4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and
Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-
deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 92,265,000 $ — $ 92,265,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, the Funds' maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 137,624,726 3.06%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 92,265,000 $ — $ 92,265,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 2,272,728,334 $ 49,677,088 $ 2,576,753,947 $ 50,000,000
Intermediate Duration
3,011,601,821 9,982,343 1,922,157,207 140,091
Limited Term
1,357,174,925 — 1,530,812,101 —
Short Term
213,170,615 — 195,416,166 —

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through
December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,”
respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts: During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
All-American $–**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in futures contracts during the current fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
All-American
Futures contracts Interest rate $ 650,259 $ –

Notes to Financial Statements
(continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
3/31/26
Year Ended
3/31/25
All-American Shares Value Shares Value
Subscriptions:
Class A 33,231,725 $328,570,552 27,065,412 $275,543,562
Class A - automatic conversion of Class C 45,930 454,364 22,648 231,220
Class C 1,381,601 13,668,237 1,064,843 10,849,623
Class R6 5,601,442 55,596,369 4,467,976 45,570,171
Class I 60,819,809 602,925,986 45,536,377 465,143,834
Total subscriptions 101,080,507 1,001,215,508 78,157,256 797,338,410
Reinvestments of distributions:
Class A 6,605,879 65,263,667 6,634,435 67,369,635
Class C 290,114 2,864,628 339,725 3,449,481
Class R6 390,128 3,874,558 349,075 3,561,863
Class I 6,545,759 64,930,902 6,516,561 66,443,918
Total reinvestments of distributions 13,831,880 136,933,755 13,839,796 140,824,897
Redemptions:
Class A (55,246,696) (545,904,900) (51,321,621) (521,779,549)
Class C (4,432,684) (43,835,599) (4,710,751) (47,899,211)
Class C - automatic conversion to Class A (45,941) (454,364) (22,651) (231,220)
Class R6 (5,389,041) (53,341,513) (5,098,971) (52,021,380)
Class I (86,914,853) (860,676,444) (65,387,885) (666,554,745)
Total redemptions (152,029,215) (1,504,212,820) (126,541,879) (1,288,486,105)
Net increase (decrease) (37,116,828) $(366,063,557) (34,544,827) $(350,322,798)
Year Ended
3/31/26
Year Ended
3/31/25
Intermediate Duration Shares Value Shares Value
Subscriptions:
Class A 24,857,303 $219,280,610 13,669,407 $120,899,844
Class A - automatic conversion of Class C 22,155 196,659 4,223 37,298
Class C 482,952 4,242,810 588,891 5,228,313
Class I 336,668,213 2,959,014,917 210,209,139 1,866,321,721
Total subscriptions 362,030,623 3,182,734,996 224,471,660 1,992,487,176
Reinvestments of distributions:
Class A 2,287,177 20,147,420 2,169,785 19,177,870
Class C 64,238 565,619 70,805 626,096
Class I 21,933,273 193,791,871 18,928,356 167,828,860
Total reinvestments of distributions 24,284,688 214,504,910 21,168,946 187,632,826
Redemptions:
Class A (24,608,657) (216,214,280) (19,917,630) (176,151,754)
Class C (1,117,052) (9,822,962) (1,385,606) (12,272,296)
Class C - automatic conversion to Class A (22,155) (196,659) (4,219) (37,298)
Class I (242,717,905) (2,130,896,559) (184,597,812) (1,636,845,925)
Total redemptions (268,465,769) (2,357,130,460) (205,905,267) (1,825,307,273)
Net increase (decrease) 117,849,542 $1,040,109,446 39,735,339 $354,812,729

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
3/31/26
Year Ended
3/31/25
Limited Term Shares Value Shares Value
Subscriptions:
Class A 9,142,649 $100,288,939 7,166,218 $78,488,579
Class A - automatic conversion of Class C 825 8,968 12,635 138,977
Class C 151,746 1,662,219 134,396 1,462,823
Class I 90,147,587 983,636,521 94,351,024 1,028,957,334
Total subscriptions 99,442,807 1,085,596,647 101,664,273 1,109,047,713
Reinvestments of distributions:
Class A 1,625,153 17,818,760 1,707,797 18,689,391
Class C 28,585 311,924 38,121 415,361
Class I 8,589,577 93,814,918 8,588,672 93,591,573
Total reinvestments of distributions 10,243,315 111,945,602 10,334,590 112,696,325
Redemptions:
Class A (15,586,908) (170,893,025) (20,853,814) (228,249,071)
Class C (668,676) (7,307,174) (1,254,630) (13,689,773)
Class C - automatic conversion to Class A (829) (8,968) (12,689) (138,977)
Class I (107,487,566) (1,171,648,270) (132,399,838) (1,443,012,942)
Total redemptions (123,743,979) (1,349,857,437) (154,520,971) (1,685,090,763)
Net increase (decrease) (14,057,857) $(152,315,188) (42,522,108) $(463,346,725)
Year Ended
3/31/26
Year Ended
3/31/25
Short Term Shares Value Shares Value
Subscriptions:
Class A 8,206,863 $80,857,689 5,116,424 $50,356,150
Class C 243,973 2,390,950 174,234 1,705,425
Class I 11,125,545 109,839,692 9,820,001 96,603,776
Total subscriptions 19,576,381 193,088,331 15,110,659 148,665,351
Reinvestments of distributions:
Class A 515,847 5,083,739 463,905 4,561,207
Class C 9,764 95,860 11,613 113,723
Class I 574,255 5,668,985 546,577 5,381,717
Total reinvestments of distributions 1,099,866 10,848,584 1,022,095 10,056,647
Redemptions:
Class A (6,907,797) (68,066,388) (7,664,895) (75,334,245)
Class C (312,249) (3,067,302) (478,065) (4,680,899)
Class I (12,371,533) (122,066,819) (16,709,914) (164,367,768)
Total redemptions (19,591,579) (193,200,509) (24,852,874) (244,382,912)
Net increase (decrease) 1,084,668 $10,736,406 (8,720,120) $(85,660,914)

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 3,518,315,849 $ 70,028,340 $ (119,503,234) $ (49,474,894)
Intermediate Duration
8,899,662,928 104,354,528 (365,769,985) (261,415,457)
Limited Term
4,551,264,630 40,114,259 (135,812,099) (95,697,840)
Short Term
421,703,799 1,939,561 (1,221,964) 717,597
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 15,510,552 $ 601,146 $ — $ (49,474,894) $ (1,075,185,563) $ — $ (12,967,408) $ (1,121,516,167)
Intermediate
Duration
26,604,171 910,860 — (261,415,457) (175,218,562) — (24,984,586) (434,103,574)
Limited Term
19,095,096 978,944 — (95,697,840) (89,024,874) — (11,211,901) (175,860,575)
Short Term
1,573,706 7,112 — 717,597 (17,976,258) — (1,030,997) (16,708,840)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 2, 2026 through March 31, 2026 and paid on April 1, 2026.
3/31/26 3/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
All-American
$ 158,671,318 $ 2,224,855 $ — $ 163,511,540 $ 3,164,322 $ —
Intermediate Duration
$ 271,668,927 $ 6,323,538 $ — $ 233,954,500 $ 8,134,666 $ —
Limited Term
$ 128,492,999 $ 6,479,099 $ — $ 131,052,380 $ 8,101,924 $ —
Short Term
$ 12,769,663 $ 56,869 $ — $ 12,444,845 $ 55,379 $ —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
All-American $ 535,502,680 $ 539,682,883 $ 1,075,185,563
Intermediate Duration 134,866,229 40,352,333 175,218,562
Limited Term 89,024,874 — 89,024,874
Short Term 2,253,303 15,722,955 17,976,258
Fund
Utilized
All-American
$ —
Intermediate Duration
—
Limited Term
5,165,449
Short Term
398,094

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring on July 31, 2028, may be terminated or modified prior to the date only with the approval of the Board.
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion 0.1875 0.1875 0.1375 0.1375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
All-American
0.1563%
Intermediate Duration
0.1563
Limited Term
0.1563
Short Term
0.1563
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
Short Term 0.45% 7/31/2028 N/A
N/A - Not Applicable.

Notes to Financial Statements
(continued)
expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the
Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 9,467,100 $ 9,179,400 $ (1,374,446)
Intermediate Duration
4,280,588 — —
Limited Term
3,678,041 — —
Short Term
— 9,113,375 582
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
All-American
$ 1,860,761 $ 1,812,424
Intermediate Duration
872,838 856,263
Limited Term
219,273 209,655
Short Term
135,414 132,772
Fund
Commission
Advances
(Unaudited)
All-American
$ 1,557,658
Intermediate Duration
824,420
Limited Term
178,434
Short Term
125,678
Fund
12b-1 Fees
Retained
(Unaudited)
All-American
$ 58,171
Intermediate Duration
23,726
Limited Term
6,882
Short Term
5,017

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the fiscal period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
(Unaudited)
All-American
$ 139,983
Intermediate Duration
19,491
Limited Term
1,489
Short Term
20,118
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
3/31/26
Value at
3/31/26
Dividend
Income
All-American
Exchange-Traded Funds
Nuveen Municipal Income ETF $17,376,590 $10,052,000 $– $– $16,190 1,100,000 $27,444,780 $709,930
Total $17,376,590 $10,052,000 $– $– $16,190 1,100,000 $27,444,780 $709,930
Intermediate Duration
Exchange-Traded Funds
Nuveen Municipal Income ETF $1,861,777 $6,708,750 $– $– $161,903 350,000 $8,732,430 $285,543
Total $1,861,777 $6,708,750 $– $– $161,903 350,000 $8,732,430 $285,543

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
All-American
$ 42,400,000
Intermediate Duration
47,000,000
Limited Term
32,600,000
Short Term
13,404,626
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
51 $ 16,259,414 5.19%
Intermediate Duration
5 18,697,347 5.21
Limited Term
7 8,661,565 5.50
Short Term
17 6,797,081 5.49

199
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Report of Independent Registered
Public Accounting Firm
1
To the Board of Trustees of Nuveen Municipal Trust and Shareholders of Nuveen High Yield
Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen
Strategic Municipal Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen High Yield Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen
Strategic Municipal Opportunities Fund (three of the funds constituting Nuveen Municipal Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31,
2026, the statement of cash flows for Nuveen High Yield Municipal Bond Fund for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the cash flows of Nuveen High Yield Municipal Bond Fund for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

2
Portfolio of Investments March 31, 2026
High Yield
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 129.6%
273462 COMMON STOCKS - 0.0% 273462
MATERIALS - 0.0%
3,839 (a),(b) Ingevity Corp $ 273,452
978 (b),(c) PALOUSE FIBER HOLDINGS 10
TOTAL MATERIALS 273,462
TOTAL COMMON STOCKS
(Cost $146,700) 273,462
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
25887043 CORPORATE BONDS - 0.2% 25887043
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 1,585,000 (d) College for Certain Inc 4.800% 06/01/60 1,139,494
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,139,494
CONSUMER SERVICES - 0.1%
21,600,000 Wild Rivers Water Park 8.500 11/01/51 16,684,527
TOTAL CONSUMER SERVICES 16,684,527
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,160,655 (d) Benloch Ranch Improvement Association 9.750 12/01/39 5,555,244
3,232,511 (d) Benloch Ranch Improvement Association No 12022 2022 9.750 12/01/39 2,507,778
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,063,022
TOTAL CORPORATE BONDS
(Cost $32,805,620) 25,887,043
SHARES DESCRIPTION VALUE
10,497,500 EXCHANGE-TRADED FUNDS - 0.1% 10,497,500
425,000 (e),(f) Nuveen High Yield Municipal Income ETF 10,497,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $10,561,250) 10,497,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16044701938 MUNICIPAL BONDS - 129.3% 16044701938
ALABAMA - 2.4%
2,917,647 (d),(g) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1.000 09/01/37 29
16,000,000 (d),(g) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6.750 09/01/37 11,200,000
3,397,647 (d),(g) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6.750 09/01/37 2,378,353
10,000,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6.000 09/01/45 9,945,138
1,350,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5.750 06/01/35 1,351,022
2,500,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5.750 06/01/45 2,406,353
3,000,000 (h) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 3,055,863
35,000,000 (h),(i) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5.250 05/01/56 35,651,731
40,500,000 (d),(h) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5.500 11/01/56 42,853,281
8,225,000 (i) Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2024B, (Mandatory Put
6/01/32), (UB)
5.250 07/01/54 8,775,381

3
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 2,790,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5.500% 10/01/54 $ 2,799,527
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5.500 10/01/49 4,048,443
1,530,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5.000 10/01/56 1,419,355
1,645,000 (h) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6.375 11/01/50 1,803,689
75,375,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 76,988,334
4,600,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2021
4.000 02/01/46 4,034,251
6,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5.000 06/01/54 6,483,694
29,065,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 20,394,501
7,630,000 (h),(i) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5.000 01/01/56 7,678,992
3,000,000 Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A - AGM Insured
3.000 09/01/51 2,060,866
47,420,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5.250 05/01/44 47,551,410
1,000,000 (d) University Beach Improvement District, Alabama, Special
Assessments Revenue Bonds, Series 2026
7.500 11/01/45 1,001,624
1,000,000 (d) University Beach Improvement District, Alabama, Special
Assessments Revenue Bonds, Series 2026
7.500 11/01/55 961,429
TOTAL ALABAMA 294,843,266
ALASKA - 0.2%
10,000,000 (i) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4.500 02/01/60 8,701,616
10,760,000 (i) Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A, (UB)
4.000 11/01/52 9,523,555
TOTAL ALASKA 18,225,171
ARIZONA - 2.0%
580,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5.500 07/01/37 579,313
1,390,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5.750 07/01/47 1,321,907
1,505,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5.875 07/01/52 1,407,713
700,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6.000 11/01/37 669,709
3,850,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6.250 11/01/50 3,388,263
1,280,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5.125 07/01/47 1,197,984

Portfolio of Investments March 31, 2026
(continued)
High Yield
4
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5.250% 07/01/52 $ 2,776,777
5,440,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 4,956,488
2,260,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
5.500 12/15/48 2,222,410
1,000,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000 12/01/51 589,294
28,925,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.150 12/01/57 16,743,308
37,730,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5.750 12/15/57 25,784,844
2,450,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
3.000 09/01/50 1,763,056
10,000,000 (d) Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Greenville University, Series 2022
6.500 11/01/53 9,797,535
4,875,000 (d) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6.750 12/01/55 4,956,765
7,965,000 (d),(g) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6.500 06/01/50 6,372,000
3,970,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3.000 02/01/45 3,075,122
22,350,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5.375 01/01/38 18,159,404
9,573,067 (d),(g) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 9,573,067
2,000,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5.500 07/01/40 1,843,349
1,053,000 (d) Eastmark Community Facilities District 1, Mesa, Arizona,
Special Assessment Revenue Bonds, Assessment District 2,
Series 2014
5.375 07/01/39 1,053,926
2,055,000 (d) Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 2, Series 2015
5.000 07/01/39 2,054,907
920,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
5.800 07/01/49 905,649
7,455,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5.750 01/01/50 6,785,515
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5.500 07/01/53 1,591,155
9,925,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5.400 10/01/36 7,987,714
1,540,000 Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Cambridge Academy-East, Inc.
Project, Series 2010
6.625 04/01/40 1,540,536
2,870,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.000 06/15/37 2,874,557
4,865,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.125 06/15/47 4,864,837

5
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,445,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250% 07/01/36 $ 2,756,000
5,700,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.375 07/01/46 4,560,000
6,830,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.500 07/01/51 5,464,000
13,805,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.875 07/01/51 11,044,000
11,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.750 02/01/50 11,330,474
5,115,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .250 06/15/50 4,680,177
1,985,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5.000 06/15/50 1,752,827
685,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.125 07/01/39 645,541
1,050,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.250 07/01/49 911,257
5,265,000 (d) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa
Project, Series 2015A
5.000 12/15/34 5,002,861
21,530,000 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.500 12/01/37 22,804,361
17,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5.375 10/01/56 13,880,116
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Taxable Series 2021B
6.250 10/01/36 868,449
7,360,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6.000 06/15/57 7,327,052
2,140,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 1,865,696
3,365,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/47 2,693,340
3,085,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/52 2,410,672
4,340,000 (d) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Series 2012
5.125 03/01/42 4,250,857
TOTAL ARIZONA 251,084,784
ARKANSAS - 0.5%
18,940,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5.450 09/01/52 19,094,992
13,250,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5.700 05/01/53 13,504,392
8,685,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 8,193,715
1,000,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Green
Series 2023A, (AMT)
6.875 07/01/48 1,073,966

Portfolio of Investments March 31, 2026
(continued)
High Yield
6
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 15,000,000 (i) Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured, (UB)
4.125% 08/01/50 $ 13,793,961
TOTAL ARKANSAS 55,661,026
CALIFORNIA - 12.0%
9,400,000 (j) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C
0.000 10/01/49 5,429,489
15,440,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5.450 10/01/52 8,789,164
23,750,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.300 10/01/47 13,747,640
5,720,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.350 10/01/48 3,292,441
20,430,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.375 10/01/49 11,694,965
12,890,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.400 10/01/50 7,310,484
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0.000 09/01/35 1,439,071
4,075,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/41 3,924,479
10,900,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/46 10,039,310
1,700,000 (j) Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C
0.000 05/01/42 1,366,198
1,700,000 Blythe Redevelopment Agency, California, Tax Allocation
Bonds, Redevelopment Project 1, Series 2011
9.750 05/01/38 1,707,789
8,990,000 (h),(i) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5.250 11/01/54 9,488,827
3,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4.000 02/01/56 2,899,345
9,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5.000 02/01/50 7,514,500
38,790,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 31,341,955
15,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Fresno County Tobacco
Funding Corporation, Subordinate Turbo Capital Series 2006A
0.000 06/01/46 4,146,924
14,700,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
0.000 06/01/57 2,305,611
33,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000 06/01/55 6,036,132
65,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Series 2006A
0.000 06/01/46 14,782,508
28,600,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Subordinate Turbo Capital Appreciation
Series 2006B
0.000 06/01/46 6,504,304
31,595,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6.250 07/01/58 32,015,321
24,910,000 (i) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A - BAM Insured, (UB)
4.000 08/15/48 23,471,353
10,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4.000 11/01/44 9,236,704

7
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,500,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200% 12/01/27 $ 2,534,506
1,500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5.250 10/01/45 1,456,150
640,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/38 640,273
1,595,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/48 1,520,847
1,550,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/53 1,441,790
1,000,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6.200 06/15/54 1,038,717
2,300,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6.375 06/15/64 2,398,552
2,830,000 (d) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9.500 07/01/30 2,872,720
12,780,000 (d) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7.250 07/01/53 12,960,256
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Gateways Hospital and Mental Health Centers, Series 2026A
5.250 09/01/55 1,000,059
500,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6.625 01/01/32 495,123
515,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6.875 01/01/42 504,996
1,225,000 California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2014A
5.000 01/01/35 1,075,339
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
4.000 12/31/47 903,030
7,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6.000 10/01/50 6,873,177
3,720,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022A
5.250 09/01/52 3,758,327
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5.250 09/01/52 2,182,254
2,000,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 11/21/45 2,000,189
7,910,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 6,700,408
870,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/39 870,023
1,000,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/49 922,306
2,055,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.125 06/15/37 2,072,946
3,025,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.250 06/15/47 3,033,932
10,000,000 (i) California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A, (UB)
4.000 08/01/47 9,242,740

Portfolio of Investments March 31, 2026
(continued)
High Yield
8
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,935,000 (d),(h),(k) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory
Put 4/01/33)
1.000% 04/01/66 $ 3,916,425
1,800,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5.500 07/01/50 1,860,584
2,360,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000 07/01/46 2,308,606
6,930,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6.000 06/01/59 6,458,971
650,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group,
Taxable Series 2020B
6.000 06/01/31 612,469
500,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/51 360,352
1,390,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/61 933,831
2,770,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6.125 06/15/64 2,508,722
5,200,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5.750 06/01/42 5,206,043
5,065,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5.875 06/01/52 5,066,357
1,000,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5.000 06/01/49 936,144
8,810,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.500 06/15/63 8,851,600
1,175,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/40 1,087,718
1,850,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/50 1,552,781
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/52 2,633,195
875,000 (d),(l) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.250 07/01/37 911,796
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.250 07/01/37 379,428
2,940,000 (d),(l) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.500 07/01/50 3,070,002
1,885,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.500 07/01/50 1,891,790
1,680,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5.875 05/01/47 1,680,794
1,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5.000 06/01/43 1,150,184
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/41 5,871,676
3,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/51 2,226,565

9
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,600,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000% 06/01/51 $ 1,104,943
10,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5.000 06/01/60 8,339,159
3,615,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7.000 06/01/54 3,268,227
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9.000 06/01/34 382,162
4,810,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.125 03/01/52 3,492,789
3,750,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.250 03/01/62 2,652,203
1,280,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5.750 07/01/41 1,282,746
2,250,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6.000 07/01/51 2,253,328
3,000,000 (i) California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/46 2,352,970
1,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/49 752,421
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/34 500,556
12,865,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 12,881,436
28,420,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 28,458,788
12,090,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 12,100,690
7,135,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 7,135,384
30,455,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 30,456,970
13,535,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 13,776,621
8,150,000 (d) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5.000 06/01/46 7,992,285
3,245,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.375 09/01/35 3,248,829
3,285,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.625 09/01/45 3,287,289
3,660,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2016-02 Delta
Coves, Series 2022
5.500 09/01/52 3,701,354
1,805,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8.000 09/02/41 1,804,864
3,250,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3.000 12/01/56 2,104,610

Portfolio of Investments March 31, 2026
(continued)
High Yield
10
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,290,000 (d) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3.000% 08/01/56 $ 2,209,643
1,000,000 County of Sacramento, California, McClellan Park Community
Facilities District No. 2004-1 Special Tax Bonds Series 2017
5.000 09/01/35 1,013,358
37,840,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4.000 10/01/56 30,241,686
17,950,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 15,508,213
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4.000 06/01/58 6,080,049
5,025,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Jefferson-Anaheim Series
2021A-2
3.125 08/01/56 3,674,915
2,095,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3.400 10/01/46 1,667,721
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4.000 10/01/56 6,042,612
9,735,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4.000 07/01/58 5,776,157
2,040,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Oceanaire-Long Beach,
Social Series 2021A-2
4.000 09/01/56 1,443,772
5,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Orange City Portfolio,
Senior Lien Series 2021A-2
3.000 03/01/57 3,345,150
4,825,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4.000 12/01/56 3,542,215
875,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Towne-Glendale, Mezzanine
Lien Social Series 2022B
5.000 09/01/37 887,406
4,375,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3.250 10/01/58 3,037,822
21,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4.000 06/01/57 4,308,079
9,400,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 5,589,781
20,280,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4.000 12/01/58 15,240,018
8,030,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4.000 12/01/59 4,545,871
30,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3.000 12/01/49 21,065
5,035,000 Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2023A
4.000 08/01/52 4,634,664
3,460,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6.875 09/01/38 3,497,453
2,500,000 Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Election 2020 Series 2021A
3.000 08/01/55 1,744,966

11
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 405,280,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000% 06/01/66 $ 40,615,459
5,760,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home
Park, Refunding Series 2022A
5.250 05/15/56 5,819,300
160,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5.250 08/15/28 160,434
61,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0.000 06/01/36 29,819,167
187,500,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0.000 06/01/47 30,429,919
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5.400 09/01/38 1,972,881
3,095,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5.500 09/01/43 3,108,061
4,830,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5.600 09/01/49 4,778,677
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5.500 09/01/43 1,953,208
3,665,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5.600 09/01/49 3,626,056
2,410,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5.400 09/01/38 2,444,546
3,820,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5.500 09/01/43 3,836,121
7,205,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5.600 09/01/49 7,146,866
835,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5.400 09/01/38 846,969
1,335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5.500 09/01/43 1,340,634
2,515,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5.600 09/01/49 2,488,276
5,000,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017 - AGM Insured
4.000 08/01/47 4,698,939
20,925,000 (i),(j) Long Beach Community College District, California, General
Obligation Bonds, Refunding 2008 Election Series 2012B -
BAM Insured, (UB)
0.000 08/01/49 14,343,690
1,765,000 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012
6.050 08/01/42 1,902,707
17,000,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5.250 05/15/50 17,728,267
5,505,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5.000 05/15/55 5,545,339
17,250,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5.500 05/15/55 18,225,665

Portfolio of Investments March 31, 2026
(continued)
High Yield
12
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Series 2022G, (AMT)
4.000% 05/15/47 $ 1,816,834
13,600,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien Series
2020C, (AMT), (UB)
4.000 05/15/50 12,024,067
10,000,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series 2022H,
(AMT), (UB)
5.000 05/15/47 10,182,063
5,950,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B, (AMT), (UB)
5.000 05/15/46 5,950,378
29,800,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018A, (AMT), (UB)
5.250 05/15/48 30,191,781
7,500,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2019E, (UB)
5.000 05/15/49 7,631,829
12,125,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT), (UB)
5.000 05/15/46 12,358,633
1,750,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2022A, (AMT)
4.000 05/15/49 1,564,170
3,902,112 (g) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1.908 09/01/28 858,465
2,305,000 (j) Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2012B
0.000 08/01/51 1,862,199
7,730,000 (g) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/39 5,488,300
1,000,000 (g) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/49 700,000
7,250,000 (g) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/54 5,002,500
1,230,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0.000 12/01/31 1,025,894
1,225,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0.000 12/01/32 981,495
2,985,000 River Delta Unified School District, Sacramento and Solano
Counties, California, General Obligation Bonds, School
Faciliteis Improvement District 2, Election 2004 Series 2008 -
AGM Insured
0.000 04/01/48 1,082,624
4,165,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5.000 09/01/42 4,222,819
7,100,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/41 3,589,516
7,075,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/42 3,391,570
7,050,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/43 3,200,193
5,600,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/44 2,391,491
20,000,000 (i) Riverside County Transportation Commission, California,
Toll Revenue Second Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021C, (UB)
4.000 06/01/47 17,722,598

13
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 550,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0.000% 09/01/36 $ 373,360
660,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0.000 09/01/37 425,597
2,500,000 (d),(i) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
12.497 12/01/30 3,397,014
3,000,000 (d),(i) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
12.497 12/01/30 4,076,417
6,580,000 (d),(i) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
12.497 12/01/33 10,658,073
4,120,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5.900 09/01/37 4,154,210
2,150,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5.250 09/01/42 2,184,314
4,000,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5.250 09/01/47 3,985,832
3,250,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5.375 09/01/52 3,185,111
4,904,000 (d) San Bernardino City, California, Pension Obligation Bonds,
Taxable Series 2020A
6.750 12/15/46 4,973,588
1,645,000 San Bernardino County Financing Authority, California,
Revenue Bonds, Courthouse Facilities Project, Series 2007 -
NPFG Insured
5.500 06/01/37 1,709,328
7,205,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5.000 07/01/53 7,247,022
7,000,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5.250 07/01/58 7,155,480
12,840,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5.000 07/01/49 12,872,511
23,370,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B - AGM
Insured, (AMT), (UB)
4.000 07/01/51 20,492,211
10,735,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5.000 07/01/51 10,758,420
11,840,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
4.000 07/01/56 10,049,800
12,520,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5.000 07/01/56 12,541,230
17,460,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
4.000 05/01/52 15,184,932
20,500,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
5.000 05/01/52 20,617,506
5,435,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT)
5.250 05/01/55 5,605,587
12,370,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5.250 05/01/55 12,758,253
9,130,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5.500 05/01/55 9,644,761
5,000,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D,
(AMT), (UB)
5.250 05/01/55 5,156,933

Portfolio of Investments March 31, 2026
(continued)
High Yield
14
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 23,000,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D,
(AMT), (UB)
5.500% 05/01/55 $ 24,296,770
7,000,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/44 7,111,630
1,455,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/49 1,458,965
23,000,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/49 23,062,675
43,630,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5.000 05/01/48 43,662,269
86,495,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .250 05/01/48 87,442,120
4,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5.000 05/01/50 4,005,801
28,600,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT), (UB)
5.000 05/01/50 28,641,476
20,035,000 (i),(j) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A - BAM Insured, (UB)
0.000 07/01/51 15,116,518
6,440,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6.500 09/01/39 6,440,288
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0.000 06/01/47 1,783,865
94,800,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Turbo Capital
Appreciation Series 2007C
0.000 06/01/56 9,130,150
1,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 1,171,231
3,605,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.750 09/01/32 3,718,741
4,890,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.125 09/01/37 5,028,393
13,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 13,397,438
150,400,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0.000 06/01/46 36,543,560
27,875,000 (i) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4.000 05/15/53 25,250,853
4,000,000 Walnut Creek School District, Contra Costa County, California,
General Obligation Bonds, Election 2022 Series 2023A
4 .000 09/01/52 3,615,256
TOTAL CALIFORNIA 1,491,998,536
COLORADO - 13.3%
4,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.375 12/01/52 3,308,746
21,050,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 20,772,311
791,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5.500 12/15/37 772,898
1,760,000 Arvada West Town Center Business Improvement District,
Colorado, General Obligation Bonds, Refunding Series 2015
5.450 12/01/39 1,760,374

15
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,700,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6.125% 12/01/55 $ 5,575,872
131,889,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 125,335,014
1,250,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 1,253,699
4,279,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 4,279,896
3,151,000 Banning Lewis Ranch Metropolitan District 4, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5.750 12/01/48 3,152,380
2,165,000 Banning Lewis Ranch Metropolitan District 5, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5.750 12/01/48 2,165,948
2,500,000 Banning Lewis Ranch Regional Metropolitan District, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A
5.375 12/01/48 2,406,883
2,396,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.500 12/01/36 2,397,705
5,010,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 5,011,596
3,800,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6.750 12/15/54 3,795,784
3,210,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6.750 12/01/49 3,291,751
157,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020B-3
8.000 12/15/50 156,885
1,728,000 Belleview Village Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020
4.950 12/01/50 1,633,901
6,160,000 Bennett Crossing Metropolitan District, Bennett, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2020A-3
6.125 12/01/49 6,218,016
3,250,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5.000 12/01/41 2,916,015
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5.000 12/01/51 816,347
2,312,000 Berkley Shores Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.250 12/01/50 2,095,658
1,985,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Refunding Series 2025
5.625 12/01/55 2,016,143
18,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 14,490,203
5,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7.250 12/01/57 4,761,360
10,000,000 (i) Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025, (UB)
4.000 06/01/50 8,977,283
9,375,000 (g) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 6,578,601

Portfolio of Investments March 31, 2026
(continued)
High Yield
16
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,075,000 (g),(j) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate (Convertible to Senior) Capital Appreciation
(Convertible to Current Interest), Limited Tax (Convertible to
Unlimited Tax) Series
0.000% 12/01/48 $ 3,084,460
2,581,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/39 2,122,582
5,500,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 3,694,582
18,415,000 (j) Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
0.000 12/01/49 6,130,455
1,074,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5.250 12/01/38 1,075,828
2,250,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5.375 12/01/48 2,205,562
1,226,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2018B
7.625 12/15/46 1,226,024
931,500 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7.375 12/15/47 931,368
2,400,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6.500 12/15/54 2,363,815
3,092,500 Carousel Farms Metropolitan District, Town of Parker, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A
5.375 12/01/51 2,719,102
4,845,000 Carriage Hills Metropolitan District, Frederick, Colorado,
Limited Tax General Obligation Bonds, Series 2018A
5.500 12/01/47 4,768,680
4,495,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5.250 12/01/48 4,497,043
20,270,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 19,936,680
9,875,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5.000 12/01/51 9,506,319
6,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6.500 12/01/53 6,273,695
775,000 (d) Chambers Commercial Center Business Improvement District,
Parker, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2026A
6.375 12/01/55 766,556
280,000 (d) Chambers Commercial Center Business Improvement District,
Parker, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2026B
8.375 12/15/55 277,614
3,819,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5.000 06/01/37 3,820,209
1,276,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8.000 06/15/37 1,279,086
700,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5.000 12/01/50 522,142
2,227,000 Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Refunding Subordinate Series 2022B-1 - BAM Insured
5.750 12/15/47 2,159,906
8,925,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5.500 10/01/47 7,629,373

17
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,625,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5.625% 10/01/52 $ 5,659,968
1,350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5.250 07/01/46 1,349,189
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500 07/01/38 1,752,123
1,000,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5.000 07/01/46 961,019
7,745,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Thomas MacLaren State Charter
School Project, Refunding & Improvement Series 2020A
5.000 06/01/50 7,535,616
570,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7.500 03/15/35 570,777
2,500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5.000 12/15/45 2,389,390
890,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.000 11/01/44 859,707
1,055,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.125 11/01/49 984,275
44,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 45,988,061
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10.000 02/01/45 6,119,767
7,130,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
3.000 11/15/51 5,116,390
21,500,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8.000 08/01/43 13,535,228
4,085,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6.125 02/01/46 2,727,351
4,100,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.250 11/01/52 4,174,513
6,000,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5. 000 05/15/47 6,175,954
1,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5.000 05/15/52 1,625,873
22,400,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5.000 05/15/52 22,762,219
335,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.000 12/01/25 318,250
750,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 635,353
1,650,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.750 12/01/35 1,274,460
3,600,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.125 12/01/45 2,573,222
5,070,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.250 12/01/50 3,516,215

Portfolio of Investments March 31, 2026
(continued)
High Yield
18
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000% 12/31/47 $ 1,473,070
2,220,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/51 2,163,160
2,835,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/56 2,730,872
4,250,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5.750 01/01/44 4,252,839
31,920,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 31,926,138
15,070,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Convertible Capital
Appreciation Series 2019A-2
6.250 12/01/48 15,097,161
1,996,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Subordinate Series 2019B-2
8.750 12/15/48 1,997,757
30,925,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Refunding and Improvement Convertible Capital
Appreciation Bonds, Series 2019A-1
6.000 12/01/47 28,879,549
13,000,00 0 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6.500 12/01/50 13,019,176
3,715,000 (g) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018A
5.750 12/01/47 2,882,658
1,086,000 (g) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018B
8.125 12/15/47 805,691
3,115,000 Colorado Tech Center Metropolitan District, Louisville,
Colorado, General Obligaiton Bonds, Series 2018
6.000 12/01/47 2,908,967
4,110,000 Conexus Metropolitan District No. 1, Monument, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Series 2025A
6.250 12/01/55 4,117,292
1,732,000 Constitution Heights Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020
5.000 12/01/49 1,626,221
725,000 Copperleaf Metropolitan District 6, Arapahoe County,
Colorado, Limited Tax, General Obligation Bonds, Subordinate
Series 2022B
6.000 12/15/41 733,342
910,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5.125 12/01/37 909,986
2,600,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5.250 12/01/47 2,509,788
3,812,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5.250 12/01/47 3,670,420
5,185,000 (g) Cornerstone Metropolitan District 2, Montrose and Ouray
Counties, Colorado, Limited Tax General Obligation Refunding
Bonds, Series 2010A
8.000 12/01/40 5,191,227
4,000,000 (d) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7.250 12/01/55 3,119,008
4,144,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 4,039,429
2,375,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.250 12/01/40 2,376,161
3,009,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5.250 12/01/45 3,009,063

19
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 11,998,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9.250% 12/15/55 $ 11,413,528
40,541,395 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 26,462,909
3,410,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5.875 12/01/54 3,331,285
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024B
8.000 12/15/54 1,235,192
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5.700 12/01/49 949,884
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5.800 12/01/54 940,643
9,000,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
4.125 11/15/53 7,752,167
7,085,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
5.500 11/15/53 7,333,768
8,200,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/43 8,346,501
28,210,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
4.000 12/01/48 24,512,109
8,500,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/48 8,524,645
15,735,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.250 12/01/48 15,885,655
15,000,000 (i) Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A, (UB)
4.000 08/01/51 13,379,369
2,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/40 2,496,940
2,659,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.500 12/01/38 2,661,257
6,180,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.625 12/01/48 6,099,021
1,855,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Subordinate Series 2018B
7.875 12/15/48 1,837,523
1,793,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 1,795,755
1,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/41 809,348
70,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 61,607
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/31 425,099
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 393,663
20,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/28 18,732
1,000,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5.000 12/01/51 921,753
3,973,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5.250 12/01/48 3,973,259
18,000,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 17,975,376

Portfolio of Investments March 31, 2026
(continued)
High Yield
20
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,310,000 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2019A
5.250% 12/01/49 $ 2,257,100
378,000 (d) Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/49 377,878
680,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 698,075
5,800,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.550 12/01/47 5,869,293
611,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special
Revenue Bonds, Refunding Subordinate Series 2020B
7.000 12/15/49 611,165
2,370,000 Flying Horse North Metropolitan District No. 5 Limited Tax
General Obligation Convertible Capital Appreciation Bonds,
Colorado, Series 2026A
6.875 12/01/55 1,737,275
12,655,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5.750 12/01/30 12,654,374
34,430,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 33,721,582
5,110,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6.000 12/01/52 5,130,377
4,220,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.500 12/01/42 4,290,254
5,780,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.750 12/01/52 5,768,080
2,266,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8.125 12/15/52 2,240,165
800,000 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series
2019
5.000 12/01/48 752,264
17,145,000 (g) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1.500 12/01/52 8,589,559
2,321,000 (g) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8.500 12/15/52 925,520
3,428,000 (d),(g) Future Legends Sports Park Metropolitan District 2, Colorado,
General Obligation Bonds, Subordinate Series 2020B
7.500 06/03/50 1,372,375
16,265,000 (d),(g) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1.375 06/01/50 8,155,640
2,890,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.125 12/01/37 2,889,906
3,290,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.250 12/01/47 3,077,356
261,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate
Series 2017B
7.750 12/15/47 261,051
1,320,000 Glen Metropolitan District. 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2017
5.000 12/01/47 1,248,753
1,000,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.450 12/01/44 1,007,282
7,490,000 (d) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5.500 12/01/52 7,412,308

21
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,010,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4.750% 12/01/51 $ 2,335,700
9,855,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6.250 12/01/52 9,648,037
3,915,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9.000 12/15/52 3,882,474
4,930,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5.875 12/01/50 4,981,064
2,000,000 Green Valley Ranch East Metropolitan District 9 Aurora, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Capital Appropriation Series 2025A
6.500 12/01/55 1,616,597
1,930,000 (d) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5.125 12/01/51 1,715,539
1,327,000 Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Subordinate Series 2019B
8.750 12/15/49 1,198,741
4,000,000 Hawkview Metropolitan District, Lone Tree, Douglas County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District, Series 2025
5.625 12/01/45 4,010,044
863,396 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6.500 12/01/43 888,009
15,810,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 16,015,846
4,684,000 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B
8.000 12/15/49 4,684,186
20,140,000 (j) Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
0.000 12/01/49 19,396,909
5,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5.000 12/01/49 4,803,678
2,334,000 Home Place Metropolitan District, Thornton, Adams County,
Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2020A
5.750 12/01/50 2,347,475
2,500,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5.375 12/01/54 2,467,500
1,390,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5.125 12/01/33 1,429,839
617,000 Inspiration Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Subordinate Series 2021B
5.000 12/15/36 584,620
1,610,000 Interquest South Business Improvement District, Colorado
Springs, El Paso County, Colorado, Public Improvement Fee
Revenue Bonds, Series 2017
5.000 12/01/47 1,527,029
12,119,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 12,120,662
2,510,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7.000 08/15/52 2,554,698
2,500,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5.750 12/01/50 2,429,356

Portfolio of Investments March 31, 2026
(continued)
High Yield
22
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5.500% 12/01/45 $ 1,015,982
7,470,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5.750 12/01/55 7,502,813
2,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8.250 12/15/55 1,941,316
9,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.375 12/01/49 8,724,441
3,875,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 3,719,750
1,500,000 Lafferty Canyon Metropolitan District, Erie, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5.625 12/01/55 1,507,413
2,575,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
5.000 08/01/48 2,384,153
210,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
7.500 08/01/48 209,977
1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6.000 12/01/55 1,013,421
1,080,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7.250 12/01/53 1,114,044
2,240,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5.250 12/01/48 2,168,260
10,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 10,433,253
3,050,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6.375 12/01/54 3,080,606
605,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2024B
8.750 12/15/54 598,596
1,875,000 Legacy Community Authority, Wheat Ridge, Colorado, Limited
Tax Supported Revenue Bonds, Series 2025A
6.750 12/01/55 1,904,187
6,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5.000 12/01/51 4,646,444
1,355,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5.000 12/01/41 1,257,264
2,060,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021A-1
5.000 12/01/46 1,817,548
2,269,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021B
8.250 12/15/51 2,232,496
5,585,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 04/15/51 4,930,013
5,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7.125 12/01/45 5,057,435
1,165,000 Mayfield Metropolitan District, Thornton, Colorado, General
Oblgation Bonds, Limited Tax Series 2020A
5.750 12/01/50 1,171,726
1,460,000 Mead Western Meadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2018
5.000 12/01/47 1,419,244
1,964,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5.250 12/01/49 1,908,826

23
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,695,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6.750% 12/01/52 $ 1,729,714
3,145,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5.750 12/01/54 3,094,917
10,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds,  Series 2016B
7.500 12/15/46 10,000
2,096,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5.500 12/01/44 2,096,800
962,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 909,348
386,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.625 12/15/49 385,991
3,365,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
7.000 12/01/52 3,429,414
2,500,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2022B
9.000 12/15/52 2,469,381
3,600,000 (d) Murphy Creek Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Convertible to Unlimited
Tax, Limited Tax Series 2024A
6.000 12/01/54 3,563,320
2,145,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6.000 12/01/52 2,008,568
225,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4.625 12/15/51 195,523
1,516,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5.625 12/01/37 1,517,017
4,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 4,005,648
9,710,000 (g) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5.125 12/01/49 7,487,482
2,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 1,760,482
865,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.500 12/15/50 861,551
2,050,000 (d) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement
Limited Tax Series 2024
6.000 12/01/53 1,896,252
3,305,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5.250 12/01/48 2,996,632
611,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 610,730
4,525,000 (d) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6.000 12/01/54 4,424,838
1,000,000 Overlook Metropolitan District, Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2021B-3
5.500 12/15/51 903,980
3,445,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7.250 12/01/53 3,472,160
42,040,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/49 36,367,417
1,995,000 (d),(j) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
0.000 12/15/54 1,930,513

Portfolio of Investments March 31, 2026
(continued)
High Yield
24
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,360,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8.000% 12/15/37 $ 1,362,464
1,863,000 Palisade Park West Metropolitan District, Broomfield County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2024B
7.000 12/15/54 1,845,057
3,670,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7.750 12/01/53 3,129,666
1,392,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
9.000 12/15/53 1,377,978
1,283,000 (l) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5.000 12/01/45 1,303,380
2,650,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6.125 12/01/55 2,758,368
1,450,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025B
8.375 12/15/55 1,431,454
1,500,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/41 1,388,874
4,600,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 3,865,885
1,652,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
7.625 12/15/51 1,639,524
8,060,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7.500 12/01/52 8,129,623
54,535,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8.000 12/01/52 39,854,014
2,700,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5.750 12/01/54 2,645,994
5,035,000 (j) Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
0.000 12/01/54 4,603,491
9,532,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 9,249,512
2,000,000 (d) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5.000 12/01/40 2,000,639
980,000 Poudre Heights Valley Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A
5.500 12/01/54 912,645
2,950,000 Powers Metropolitan District In the City of Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018
5.375 12/01/48 2,752,292
1,855,000 (d) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5.000 12/15/41 1,855,934
3,315,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Series
2024A
5.875 12/15/46 3,471,327
7,237,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6.000 12/01/51 7,089,951
500,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Subordinate Series
2021B
7.250 12/15/51 496,418
9,890,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5.250 12/01/50 9,506,526

25
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 515,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.750% 12/15/49 $ 515,294
18,000,000 (d) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 17,641,660
12,890,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5.375 12/01/51 11,377,771
5,340,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5.500 12/01/47 5,356,335
1,000,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5.500 12/01/55 997,437
675,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Subordinate Limited Tax
Series 2025B
7.875 12/15/55 666,034
15,915,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 10,128,613
3,105,000 Regency Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
5.000 12/01/46 3,065,168
2,289,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 1,901,435
4,957,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5.000 12/01/45 4,833,735
1,325,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Series 2016B
5.125 12/01/45 1,312,290
238,000 Richards Farm Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B
6.500 12/15/49 237,950
4,999,533 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 4,887,002
2,500,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6.375 12/01/54 2,539,238
500,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5.000 12/01/51 437,474
6,345,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/52 5,375,946
1,295,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5.625 12/01/54 1,273,217
550,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025B
7 .875 12/15/54 544,728
2,625,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5.250 12/01/51 2,308,843
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6.750 12/01/52 5,143,749
10,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8.000 12/15/54 9,866,700
2,861,000 (d) Saint Vrain Lakes Metropolitan District 4, Weld County,
Colorado, General Obligation Bonds, Firestone Subordinate
Limited Tax Series 2024B
8.750 09/20/54 2,831,133
2,132,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.750 12/01/41 1,731,453
7,341,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.000 12/01/51 5,311,502
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5.250 12/01/50 917,401

Portfolio of Investments March 31, 2026
(continued)
High Yield
26
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 247,000 Silver Peaks Metropolitan District No. 2, In the Town of
Lochbuie, Weld County, Colorado, Limited Tax General
Obligation Subordinate Bonds, Series 2018B
7.250% 12/15/47 $ 246,982
2,015,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7.750 12/01/45 2,059,629
2,000,000 (d) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5.750 12/01/52 2,016,571
522,0 00 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Subordinate Series 2024B
6.500 12/15/54 514,130
835,000 (d) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6.125 12/01/55 851,281
987,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Limited Tax General
Obligation Bonds, Series 2019A
5.500 12/01/48 803,571
2,208,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Subordinate Limited Tax
General Obligation Bonds, Series 2019B
8.000 12/15/48 1,861,402
1,105,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2017B
7.750 12/15/47 1,105,009
500,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5.000 12/01/40 494,275
2,500,000 (d),(j) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 1,832,944
1,325,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2024B
6.375 11/15/54 1,302,385
5,750,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6.250 12/01/55 5,750,343
5,075,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Subordinate Limited Tax General Obligation and
Special Revenue Bonds, Refunding & improvement Series
2025B
8.000 12/15/55 5,039,107
16,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.750 12/01/53 16,763,875
1,100,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5.750 12/01/54 1,099,174
2,624,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Subordinate Series 2024B
8.250 12/15/54 2,589,666
2,398,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5.625 12/01/43 2,463,643
5,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 4,748,387
5,060,000 (d) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7.000 09/01/55 3,629,344
11,750,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5.750 12/01/51 11,860,280

27
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,500,000 (g) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7.250% 12/01/31 $ 225,000
2,160,000 Sunlight Metropolitan District, Steamboat Springs, Colorado,
Limited Tax General Obligation Bonds, Series 2020
5.000 12/01/50 2,015,091
1,275,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.750 12/01/51 990,680
875,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6.875 12/15/52 867,179
3,400,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5.500 12/01/51 2,849,809
7,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 6,287,834
9,985,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 7,720,156
3,000,000 (d) Triview Metropolitan District 4, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Series 2018
5.750 12/01/48 3,006,369
1,548,000 Two Bridges Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2018A
5.625 08/01/48 1,549,177
1,250,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
5.875 10/01/55 1,270,072
5,750,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6.000 10/01/64 5,857,489
9,500,000 (g) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008
2.325 12/01/37 1,900,000
15,555,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 15,319,518
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6.000 12/01/50 4,404,281
8,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5.375 12/01/50 7,688,338
5,275,000 (d) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6.500 09/01/53 5,407,744
6,500,000 (j) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0.000 12/01/54 4,941,278
3,570,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Improvement Limited Tax Series 2023
6.750 12/01/52 3,622,872
1,356,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5.625 12/01/48 1,358,226
154,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2018B
7.750 12/15/40 154,129
1,545,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A
5.000 12/01/46 1,470,227
23,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2017B
7.750 12/15/46 23,000
1,210,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5.750 12/01/55 1,213,037
12,435,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6.250 12/01/52 12,065,840
2,248,000 Waterfall Metropolitan District 1, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding Senior Series
2022A
5.250 12/01/52 2,065,499

Portfolio of Investments March 31, 2026
(continued)
High Yield
28
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,000,000 Waterfront At Foster Lake Metropolitan District 2, Weld County,
Colorado, Limited Tax Senior General Obligation Bonds, Series
2022A3-1
5.000% 12/01/51 $ 2,364,575
500,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4.625 12/01/28 462,169
3,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000 12/01/51 2,863,638
2,200,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 2,215,763
21,650,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 21,653,540
40,050,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 26,318,501
10,895,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 10,895,564
1,257,000 Westcreek Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
5.375 12/01/48 1,232,174
1,000,000 (j) Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Convertible Capital
Appreciation Bonds, Series 2021A-2
0.000 12/01/50 967,052
5,347,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5.125 12/01/51 4,584,575
1,895,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2019A
5.125 12/01/49 1,765,324
313,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2019B
7.750 12/15/49 313,198
2,780,000 White Buffalo Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation bonds, Convertible to
Unlimited Tax Bonds, Series 2020
5.500 12/01/50 2,772,480
756,000 Willow Bend Metropolitan District, City of Thornton, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7.625 12/15/49 756,085
24,610,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 16,867,672
15,500,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 11,641,128
3,265,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A
6.500 12/01/47 3,329,450
1,635,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B
7.750 12/15/47 1,643,516
3,272,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5.000 12/01/39 3,230,836
9,315,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5.000 12/01/49 8,314,953
1,185,000 (d) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5.125 12/01/50 1,044,661
1,500,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7.500 12/15/40 1,506,133
TOTAL COLORADO 1,644,006,708

29
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.2%
$ 6,115,000 (i) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Childrens Medical Center and
Subsidiaries, Series 2023E, (UB)
4.250% 07/15/53 $ 5,533,955
1,000,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5.000 09/01/46 977,101
5,355,000 (i) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.600 11/15/49 5,248,530
4,225,926 (d) Mohegan Tribe of Indians of Connecticut, Gaming Authority
Priority Distribution Payment Public Improvement Bonds, Series
2015A
6.750 02/01/45 4,261,353
1,700,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6.250 10/01/60 1,678,378
1,300,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6.000 04/01/52 1,368,300
TOTAL CONNECTICUT 19,067,617
DELAWARE - 0.1%
6,116,000 (d) Millsboro, Delaware, Special Obligation Bonds, Plantation
Lakes Special Development District, Series 2018
5.250 07/01/48 5,912,453
1,800,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5. 950 09/01/53 1,810,737
1,260,000 Wilmington, Delaware, Multifamily Rental Housing Revenue
Bonds, Lincoln Towers Associates, LLC Project, Series 2011A
and Series 2011B
8.250 07/15/48 1,260,954
TOTAL DELAWARE 8,984,144
DISTRICT OF COLUMBIA - 2.5%
346,045,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 79,706,829
19,709,000 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5.250 05/15/55 16,482,749
25,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/37 25,090
90,205,000 (i) Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior
Lien Series 2010A - BAM Insured, (UB)
0.000 10/01/37 52,938,437
1,010,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4.000 10/01/44 920,983
53,245,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/44 48,552,214
15,165,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/49 12,984,420
44,865,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/53 37,079,433
8,000,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4.000 10/01/52 6,880,999
2,450,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0.000 10/01/27 2,342,806

Portfolio of Investments March 31, 2026
(continued)
High Yield
30
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 2,055,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0.000% 10/01/36 $ 1,353,809
7,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6.500 10/01/44 7,398,846
17,835,000 (i) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT), (UB)
4.000 10/01/51 15,302,007
12,345,000 (i) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT), (UB)
4.500 10/01/53 11,320,727
12,025,000 (i) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5.250 10/01/49 12,368,415
10,000,000 (i) Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2023A, (UB)
4.125 07/15/47 9,373,564
TOTAL DISTRICT OF COLUMBIA 315,031,328
FLORIDA - 14.6%
1,495,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase
1 Project, Series 2015
6.250 11/01/46 1,613,608
3,100,000 Academical Village Community Development District, Davie,
Florida, Special Assessment Revenue Bonds, Series 2020
4.000 05/01/51 2,539,054
32,215,000 (d) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5.000 11/15/61 26,867,845
4,920,000 (i) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2019A
4.000 12/01/49 4,219,726
2,195,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.250 11/01/39 2,239,299
3,690,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.375 11/01/49 3,697,722
1,750,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
5.750 05/01/56 1,715,258
1,205,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.875 05/01/54 1,207,017
2,000,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2023 Project Area Series 2023
5.625 05/01/53 2,023,344
1,495,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5.500 05/01/55 1,473,635
1,555,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/36 1,575,438
1,000,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.125 11/01/48 976,457
1,925,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
6.000 05/01/48 1,996,078
2,850,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project,
Series 2016
5.250 05/01/47 2,850,517
1,145,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.300 05/01/39 1,170,513
1,940,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.375 05/01/49 1,946,942
750,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
3.125 05/01/41 606,323
1,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4.000 05/01/52 785,219

31
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,790,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5.500% 05/01/53 $ 1,761,807
1,250,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
5.600 05/01/56 1,205,725
5,110,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5.625 05/01/54 4,974,203
1,675,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
5.000 11/01/48 1,664,894
4,250,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
3.200 05/01/41 3,561,957
570,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/39 582,320
935,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/49 931,293
2,250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .000 11/01/39 2,291,159
3,470,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125 11/01/49 3,475,062
1,460,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125 11/01/51 1,452,065
480,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.000 11/01/39 490,376
1,560,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.125 11/01/49 1,564,807
2,575,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5.250 11/01/46 2,575,188
1,985,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5.500 11/01/44 1,985,858
2,285,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4.125 11/01/51 1,868,886
4,360,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2016
5.000 11/01/48 4,230,771
4,310,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4.000 11/01/51 3,461,407
905,000 Bartram Park Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Lien Series
2015A-2
5.000 05/01/35 905,350
1,230,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/45 1,215,520
4,050,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/48 3,927,689
8,380,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5.000 11/01/46 8,157,677
40,000 Beacon Lakes Community Development District, Florida,
Special Assessment Bonds, Subordinate Lien Series 2007B
6.200 05/01/38 40,051
1,755,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
5.500 11/01/39 1,803,002
1,725,000 (d) Beaumont Communit Development District 2, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
6.375 11/01/49 1,764,473

Portfolio of Investments March 31, 2026
(continued)
High Yield
32
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,975,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6.500% 11/01/43 $ 3,088,919
149,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds Area
2 Series 2023
5.500 11/01/52 151,647
1,000,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6.500 11/01/43 1,091,632
695,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.375 11/01/36 703,750
1,130,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.500 11/01/46 1,137,227
1,115,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.450 05/01/54 1,058,532
3,000,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
5.625 06/15/52 3,035,868
1,000,000 (d) Blackwell Community Development District, Pasco county,
Florida, Special Assessment Revenue Bonds, Project Series
2026
5.750 05/01/56 969,201
15,640,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.125 05/01/43 15,640,347
1,785,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.000 05/01/38 1,800,055
2,975,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.125 05/01/48 2,948,215
1,685,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 1,686,432
3,500,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5.250 05/01/43 3,563,674
5,005,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5.500 05/01/53 4,967,496
3,510,000 (i) Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A,
(UB)
4.000 04/01/52 2,998,233
1,000,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5.500 05/01/42 1,025,164
1,910,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5.625 05/01/52 1,917,100
18,380,000 (i) Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT), (UB)
4.000 10/01/44 17,060,526
5,000,000 (i) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021, (UB)
4.000 09/01/51 4,315,472
18,590,000 (i) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021 -
BAM Insured, (UB)
4.000 09/01/51 16,664,232
2,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.750 05/01/52 2,007,840
1,180,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5.875 05/01/54 1,190,287
760,000 (d) Buckhead Trails II Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2026 Project
Series 2026
5.500 05/01/46 759,447
1,315,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/38 1,326,213
1,910,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/47 1,912,781
6,830,000 (d) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5.875 07/01/40 4,614,317

33
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,600,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7.250% 01/01/55 $ 1,670,694
2,690,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7.125 01/01/65 2,759,939
1,825,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5.000 06/01/58 1,600,885
2,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5.000 06/15/55 1,785,852
7,788,892 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 6,814,582
3,625,000 Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2020A
5.750 07/01/55 3,309,480
10,455,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.250 07/01/49 9,400,986
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.375 07/01/54 885,734
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5.375 06/15/38 990,548
1,970,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5.375 06/15/48 1,815,533
2,290,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, Coral Gardens Apartments Project, Series 2018A
4.850 01/01/54 1,710,710
730,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 744,474
4,030,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.200 08/15/48 4,037,902
3,955,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.375 08/15/53 3,956,971
3,740,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.375 07/01/37 3,762,195
4,820,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.500 07/01/47 4,822,672
10,470,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5.250 06/15/47 9,804,564
6,895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.250 07/01/51 4,205,334
4,265,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.375 07/01/56 2,543,722
1,860,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 1,825,007
2,735,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 2,627,017
11,680,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.875 08/01/52 10,000,504
2,870,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/54 2,708,780
14,495,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 13,929,169
515,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6.125 06/15/60 522,728
1,405,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7.250 06/15/55 1,427,255
765,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5.625 11/01/36 770,091
1,850,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5.750 11/01/47 1,855,994

Portfolio of Investments March 31, 2026
(continued)
High Yield
34
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 625,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.125% 05/01/38 $ 632,426
1,235,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.250 05/01/49 1,235,759
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5.625 05/01/54 974,775
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2026
5.625 05/01/56 963,993
820,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5.500 05/01/55 778,998
3,765,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5.000 05/01/34 3,012,000
9,305,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5.125 05/01/45 7,444,000
1,340,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5.000 05/01/32 1,072,000
6,205,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5.000 05/01/48 4,964,000
995,000 Center Lake Ranch West Community Development District,
Florida, Revenue Bonds Capital Improvement Assessment Area
One Series 2023
5.750 05/01/43 1,033,904
750,000 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
6.000 05/01/54 744,136
2,000,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5.000 10/01/49 1,916,063
2,040,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4.000 10/01/51 1,625,482
3,550,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6.125 10/01/55 3,633,441
2,130,000 Coconut Cay Community Development District, Florida,
Special Assessment Bonds, Series 2006
5.375 05/01/36 2,132,478
3,500,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5.250 06/01/38 3,546,556
5,000,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5.000 06/01/43 4,733,972
1,995,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Project, Series 2023
5.375 06/15/53 1,980,650
1,100,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
5.500 06/15/55 1,073,158
1,000,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 958,721
320,000 Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5.500 05/01/42 330,932
500,000 (d) Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5.625 05/01/52 501,859
1,030,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5.750 11/01/53 1,034,736

35
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,850,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5.000% 11/01/38 $ 1,883,346
3,730,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5.125 11/01/50 3,472,819
745,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.250 11/01/37 757,951
1,915,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.600 11/01/46 1,939,134
2,310,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.250 11/01/39 2,366,578
3,400,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.375 11/01/50 3,422,726
1,860,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4.500 05/01/52 1,674,897
1,500,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5.375 05/01/53 1,502,687
1,225,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-2
7.000 05/01/30 1,227,412
1,930,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-3
6.500 05/01/44 1,931,989
975,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.700 05/01/55 944,072
8,050,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5.800 05/01/54 7,718,722
2,415,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4.250 05/01/41 2,243,714
1,225,000 Cypress Bay West Community Development District, Palm
Bay, Florida, Revenue Bonds, Assessment Area One Capital
Improvement Series 2023
5.500 05/01/53 1,226,826
2,600,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
5.100 05/01/48 2,600,350
115,000 Cypress Creek Community Development District, Hillborough
County, Florida, Capital Improvement Bonds, Subordinate Lien,
Series 2017A
6.000 05/01/45 117,787
1,080,000 (d) Cypress Ridge Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
One Project, Series 2023
5.875 05/01/53 1,092,491
1,500,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 05/01/53 1,504,854
2,000,000 (d) Deering Park Stewardship District, Volusia County, Florida,
Special Assessment Revenue Bonds, DPSD JV1 Assessment
Area 1 Series 2025
6.250 05/01/55 2,037,410
1,000,000 (d) Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2025 Project,
Series 2025
5.625 05/01/55 982,421
995,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.400 05/01/39 1,012,269
3,195,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.550 05/01/49 3,220,349
7,880,000 (d) Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2018A
5.100 05/01/48 7,888,330
1,035,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.300 05/01/36 1,035,671
1,430,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/45 1,430,489

Portfolio of Investments March 31, 2026
(continued)
High Yield
36
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500% 05/01/46 $ 1,955,566
480,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 2 Series 2023
6.500 05/01/54 503,054
1,000,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
5.000 11/01/49 974,469
1,435,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5.125 05/01/39 1,455,700
2,415,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5 .250 05/01/49 2,412,935
1,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6.300 05/01/55 1,011,414
2,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5.500 05/01/54 1,917,798
4,385,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1
5.750 11/01/49 4,451,465
4,365,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5.375 11/01/48 4,374,633
1,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.500 05/01/39 1,022,778
2,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.625 05/01/49 2,013,870
4,280,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
7.000 11/01/45 4,369,629
14,675,000 Everest GMR Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2023
6.200 05/01/54 14,893,952
1,245,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 11/01/39 1,262,832
1,000,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.550 06/15/54 985,983
750,000 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .125 05/01/31 712,802
500,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4.200 05/01/50 423,836
1,370,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Charter School,
Series 2019A
6.125 06/15/46 1,370,105
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.000 06/15/37 765,359
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.125 06/15/46 1,510,115
830,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6.125 06/15/46 830,063
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/41 1,164,957
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5.000 06/01/40 2,325,759
2,500,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5.000 06/01/55 1,653,330
5,620,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6.250 07/01/34 5,627,150

37
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 9,780,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6.500% 07/01/44 $ 9,786,996
3,935,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5.750 07/01/44 3,941,357
9,205,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.650 07/01/37 9,331,384
12,575,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.750 07/01/47 12,488,698
17,675,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6.000 01/15/57 15,630,056
4,735,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5.000 07/15/46 4,393,440
5,410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5.500 07/01/52 4,644,823
4,140,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5.625 07/01/56 3,574,669
4,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5.000 01/01/50 3,166,522
2,110,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.000 06/15/34 2,112,101
6,115,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.125 06/15/44 6,117,021
2,150,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.000 06/15/37 2,162,940
6,215,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.125 06/15/47 6,128,895
8,210,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6.375 06/15/46 8,217,442
5,000,000 (i) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5.250 08/01/49 5,105,988
147,405,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 30,567,346
22,050,000 (i) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5.250 07/01/47 21,667,344
21,715,000 (i) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5.250 07/01/53 21,093,732
91,395,000 (d),(h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 63,062,550
7,885,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 7,561,488

Portfolio of Investments March 31, 2026
(continued)
High Yield
38
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,225,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250% 06/01/59 $ 5,905,586
7,690,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 7,157,480
1,875,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6.750 11/15/55 1,942,324
820,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
5.400 05/01/54 813,189
995,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5.125 11/01/36 999,532
1,485,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5.375 11/01/46 1,488,422
2,450,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
5.000 11/01/46 2,450,434
1,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.000 12/15/37 1,007,882
2,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 12/15/46 2,004,045
440,000 (d) Forest Lake Community Development District, Polk County,
Florida, Specia Assessment Bonds, Assessment Area 2 Project,
Series 2022
5.500 05/01/52 443,569
1,000,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5.400 05/01/55 961,730
3,000,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
6.000 05/01/57 3,021,270
1,260,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5.500 05/01/55 1,196,997
1,310,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5.650 05/01/55 1,257,669
3,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area Project, Improvement Series 2014A-1
5.000 05/01/44 3,000,174
1,050,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area, Refunding Series 2014A-2
5.000 05/01/39 1,050,349
2,095,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
5.000 05/01/46 2,094,845
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6.500 05/01/39 1,001,528
1,820,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4.750 11/01/39 1,822,839
3,630,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
5.000 11/01/50 3,468,293
10,535,000 (i) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT), (UB)
5.250 10/01/51 10,847,423
20,000,000 (i) Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT), (UB)
4.000 10/01/52 17,188,032
530,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5.000 11/01/28 541,172

39
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 9,905,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5.875% 11/01/47 $ 10,346,117
2,305,000 Hacienda Lakes Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2016
4.625 05/01/46 2,164,005
1,155,000 (d) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5.800 05/01/54 1,133,310
980,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5.750 05/01/53 984,839
890,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6.150 05/01/54 892,873
1,910,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5.250 05/01/32 1,909,890
930,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.100 05/01/38 958,425
1,870,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.250 05/01/49 1,872,217
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Series 2023
5.300 05/01/53 983,927
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5.650 05/01/55 980,397
2,500,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
5.750 05/01/56 2,409,495
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5.500 05/01/53 1,003,236
1,435,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5.500 05/01/54 1,381,789
700,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
5.000 11/01/34 700,366
40,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1
5.250 05/01/38 40,304
800,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5.250 11/01/39 814,560
4,210,000 Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One,
Series 2016A-1
6.250 11/01/47 4,523,520
5,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6.000 07/01/45 5,075,346
6,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6.250 07/01/55 6,026,369
340,000 Highland Meadows Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Series
2006A
5.500 05/01/36 340,287
1,015,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 4B/C Project, Series 2017
5.000 11/01/48 998,129
390,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.375 11/01/37 394,740
790,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.500 11/01/47 793,877

Portfolio of Investments March 31, 2026
(continued)
High Yield
40
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 310,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 6 Project, Series 2017
5.500% 11/01/47 $ 311,521
2,045,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 1,976,596
1,245,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5.850 05/01/56 1,208,733
710,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.250 06/15/39 723,390
1,205,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.375 06/15/49 1,210,647
750,000 (d) Hills of Minneola Community Development District, Florida,
Special Assessment Revenue Bonds, North Parcel Assessment
Area 2, Series 2026
5.600 05/01/56 733,818
16,490,000 (i) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT), (UB)
4.000 10/01/52 13,935,089
22,000,000 (i) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2024B, (AMT), (UB)
5.500 10/01/54 23,085,256
22,300,000 (i) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5.000 10/01/48 22,299,311
4,650,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 4,859,364
8,000,000 (i) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5.250 11/15/49 8,360,196
19,810,000 (i) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4.125 11/15/51 17,682,549
9,875,000 (i) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5.500 11/15/54 10,397,537
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4.000 08/01/50 2,536,396
12,995,000 (i) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
3.500 08/01/55 9,427,342
3,150,000 (i) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A, (UB)
4.000 08/01/55 2,609,401
350,000 Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Area
3 Project, Series 2020
5.000 11/01/41 370,591
595,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
5.125 11/01/49 580,377
1,720,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
6.000 12/15/53 1,764,299
1,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.000 11/01/35 1,900,702
2,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.125 11/01/45 2,899,762
985,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
5.000 11/01/47 953,381
4,265,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2023A
5.500 10/01/53 4,509,066

41
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 450,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.125% 11/01/34 $ 450,285
895,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.375 11/01/44 895,296
560,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.125 11/01/34 560,355
1,025,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.375 11/01/44 1,025,321
4,000,000 (d) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5.750 05/01/45 4,105,126
1,750,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.625 05/01/53 1,726,331
1,355,000 Lake Emma Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 2 2023 Project, Series
2023
5.500 05/01/53 1,368,897
1,375,000 (d) Lake Flores Community Development District, Manatee
County, Florida, Special Assessments Bonds, 2026 Assessment
Area, Series 2026
5.750 05/01/56 1,347,703
960,000 (d) Lake Harris Community Development District, Lake County,
Florida, Special Assessment  Bonds, 2023 Project Area Series
2023
5.625 05/01/53 971,205
2,310,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.900 05/01/54 2,273,195
1,000,000 (d) Lakeside at Satilla Community Development District, Osceola
County, Florida, Capital Improvement Revenue Bonds, Series
2025
5.625 05/01/55 983,809
2,940,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
5.750 05/01/45 2,941,576
1,595,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.000 05/01/38 1,609,084
2,660,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.100 05/01/48 2,620,503
575,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
5.000 05/01/49 545,842
3,690,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5.125 05/01/47 3,643,624
1,110,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
4.700 05/01/39 1,117,038
2,240,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5.300 05/01/39 2,292,502
3,995,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5.450 05/01/48 4,013,485
3,680,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
6.000 05/01/56 3,804,322
530,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2024
5.550 05/01/54 531,758
1,355,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5.000 05/01/42 1,364,546
2,465,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5.125 05/01/52 2,334,008
1,605,000 (h) Lee County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B,
(Mandatory Put 9/15/27)
7.250 09/15/47 1,606,215
2,175,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.250 06/15/27 2,176,217

Portfolio of Investments March 31, 2026
(continued)
High Yield
42
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 35,550,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.375% 06/15/37 $ 35,553,271
2,220,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.500 06/15/32 2,221,543
4,700,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.750 06/15/42 4,700,317
790,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.375 12/01/32 638,459
2,000,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.625 12/01/37 1,566,144
11,650,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.750 12/01/52 8,445,205
10,000,000 (i) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
5.000 10/01/46 10,141,018
20,045,000 (i) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
4.000 10/01/51 16,942,309
12,850,000 (i) Lee County, Florida, Airport Revenue Bonds, Series 2024,
(AMT), (UB)
5.250 10/01/54 13,126,671
7,500,000 Lee County, Florida, Airport Revenue Bonds, Series 2026A-1,
(AMT)
5.500 10/01/56 7,858,898
142,000 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007
5.400 05/01/37 142,103
2,105,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5.700 05/01/54 2,025,763
1,170,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5.450 05/01/55 1,098,728
1,260,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5.850 05/01/55 1,229,038
905,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5.650 05/01/54 868,373
5,775,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4.500 05/01/51 4,949,224
1,000,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
5.750 05/01/56 962,455
1,000,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5.375 05/01/35 1,000,785
3,610,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5.625 05/01/46 3,611,412
1,880,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5.500 05/01/54 1,790,239
16,150,000 (i) Manatee County, Florida, Revenue Improvement and
Refunding Bonds, Series 2022, (UB)
4.000 10/01/52 14,355,656
1,980,000 (d) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625 05/01/53 2,235,323
410,000 Meadow Pines Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014-2
6.000 05/01/34 410,608
2,700,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
5.000 05/01/48 2,645,552

43
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,895,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.875% 07/01/37 $ 3,916,549
6,530,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6.000 07/01/47 6,529,603
13,505,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/39 13,658,633
12,255,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/49 12,286,015
6,200,000 (i) Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A, (UB)
5.000 03/01/48 6,340,040
6,300,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6.250 01/01/59 6,444,780
1,730,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5.250 09/15/44 1,682,247
1,500,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5.750 09/15/35 1,500,763
2,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6.000 09/15/45 2,250,328
6,000,000 (d),(h) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5.375 07/01/65 6,158,272
10,000,000 (i) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT), (UB)
5.000 10/01/49 9,996,622
14,790,000 (i) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-1 - AGM Insured, (AMT), (UB)
4.000 10/01/45 13,431,349
11,960,000 (i) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4.000 10/01/46 10,593,243
7,935,000 (i) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4.000 10/01/50 6,774,886
3,375,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 3,346,154
15,995,000 (i) Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021, (UB)
4.000 10/01/51 13,825,072
2,390,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 2,469,182
615,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/29 615,308
3,705,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/37 3,629,000
9,770,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage Project,
Refunding Series 2014A
5.000 05/01/37 9,569,590
4,405,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 4,380,876
190,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.125 05/01/32 196,927
545,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.600 05/01/42 564,429
915,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.750 05/01/53 926,009
2,645,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
5.125 11/01/48 2,637,953
870,000 (g) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A
5.500 05/01/38 330,600
1,590,000 (g) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B
5.300 05/01/26 604,200

Portfolio of Investments March 31, 2026
(continued)
High Yield
44
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
5.500% 06/15/55 $ 964,550
2,115,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5.550 05/01/54 1,976,155
520,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
5.750 05/01/43 536,066
1,070,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
6.000 05/01/54 1,083,598
520,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
6.000 05/01/54 524,011
715,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5.500 11/01/39 738,279
1,240,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5.625 11/01/49 1,256,217
1,915,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5.625 05/01/52 1,946,798
1,000,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5.000 05/01/38 1,000,368
5,000,000 (d) North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Unit Area C, Series 2017
5.000 05/01/48 4,938,127
3,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5.000 08/01/46 3,003,493
13,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5.500 08/01/46 13,300,943
3,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.500 08/01/39 3,369,161
5,730,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.625 08/01/49 5,793,190
3,900,000 (d) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5.500 12/01/49 3,083,991
1,530,000 Old Hickory Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2020
4.000 06/15/50 1,217,157
1,185,000 Orange Blossom Groves Community Development District,
Collier County, Florida, Special Assessment Bonds, 2023
Project, Series 2023
5.375 06/15/53 1,194,027
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5.250 10/01/56 5,166,110
34,000,000 (i) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A, (UB)
5.250 10/01/56 35,129,548
2,085,000 Orchid Grove Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2015
5.000 05/01/36 2,086,001
765,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.125 05/01/38 773,634
1,130,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.250 05/01/48 1,130,969
2,700,000 Palermo Community Development District, Florida, Special
Assessment Bonds, 2023 Project, Series 2023
5 .250 06/15/53 2,678,416
600,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5.500 06/15/55 604,630

45
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 17,865,000 (i) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4.000% 08/15/49 $ 15,450,133
8,315,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5.000 06/01/57 7,219,988
4,160,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6.125 06/01/54 4,070,156
3,640,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6.250 06/01/59 3,593,836
10,000,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5.750 10/01/65 10,198,999
1,200,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6.750 10/01/55 1,226,820
1,000,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5.600 05/01/53 1,000,325
545,000 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1
7.375 11/01/44 564,456
2,310,000 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
4.000 11/01/51 1,852,468
1,000,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5.750 05/01/54 974,429
685,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5.125 05/01/43 689,955
1,360,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5.400 05/01/53 1,338,362
1,550,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5.800 05/01/54 1,525,053
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5.000 09/01/48 1,009,988
2,000,000 Pasco County, Florida, Solid Waste Disposal and Resource
Recovery System Revenue Bonds, Series 2026B, (AMT)
5.500 10/01/56 2,033,927
1,250,000 (d) PBR Community Development District, Florida, User Fee
Revenue Bonds, Series 2026A-1
5.000 03/01/48 1,210,460
2,000,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.375 06/15/53 2,003,346
2,000,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
5.875 05/01/56 1,937,876
875,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5.700 05/01/37 886,074
665,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
5.850 05/01/45 683,130
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
6.100 05/01/55 1,008,969
500,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.250 11/01/38 516,976
1,000,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.375 11/01/49 1,008,251

Portfolio of Investments March 31, 2026
(continued)
High Yield
46
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,100,000 Punta Gorda Housing Authority, Florida, Gulf Breeze
Apartments Multifamily Housing Revenue Bonds, Series 2007A,
(AMT)
6.125% 01/01/45 $ 2,042,318
1,500,000 (d) Radiance Community Development District, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series
2025
6.400 05/01/56 1,520,117
1,000,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.500 06/15/53 996,374
920,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6.125 11/01/32 982,557
1,000,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6.875 11/01/42 1,106,273
1,350,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5.000 11/01/35 1,350,682
2,270,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5.200 11/01/45 2,270,299
725,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5.500 05/01/54 706,970
6,705,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Refunding Series
2015A
5.000 05/01/33 6,712,035
2,705,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding
& Improvement Series 2015
5.000 11/01/47 2,705,699
2,530,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5.000 11/01/46 2,491,123
675,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4.500 05/01/39 666,679
2,000,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4.625 05/01/50 1,819,975
998,000 Riverbend West Community Development District,
Hilsborough County, Florida, Special Assessment Bonds, Series
2016
5.000 05/01/46 996,001
1,305,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/38 1,318,332
560,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.450 05/01/31 560,414
820,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.600 05/01/37 820,429
1,000,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.875 11/01/37 1,021,239
990,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6.000 11/01/47 1,003,188
1,995,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.375 11/01/38 2,043,607
3,745,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.500 11/01/49 3,773,995
1,510,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6.500 05/01/53 1,561,437
1,700,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.500 11/01/46 1,704,541
1,250,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
5.000 11/01/47 1,236,931
1,235,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5.500 06/15/53 1,238,145
1,000,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
5.500 05/01/53 1,003,819

47
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,980,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022
4.000% 07/01/52 $ 1,689,643
15,000,000 (i) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022, (UB)
4.000 07/01/52 12,800,330
2,500,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.750 05/01/53 2,506,564
1,045,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6.375 11/01/53 1,079,394
2,305,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 2,138,969
1,660,000 (d) Scenic Terrace North Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023
6.125 05/01/54 1,692,052
1,130,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.500 06/15/53 1,137,559
1,185,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5.000 06/15/53 1,148,049
945,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2023 Project Area
Series 2023
5.700 05/01/53 946,395
1,900,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5.500 05/01/55 1,792,375
1,500,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.250 11/01/39 1,528,290
2,990,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.375 11/01/49 3,001,090
1,750,000 Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area Two, Series 2023
5.625 05/01/53 1,769,401
4,000,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2019
5.000 05/01/49 3,884,598
390,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.250 11/01/38 395,637
580,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.375 11/01/48 582,053
1,470,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding
Series 2018A-2
5.500 05/01/49 1,522,422
310,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5.500 11/01/47 311,474
1,855,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Refunding Series 2015
5.000 05/01/38 1,874,569
3,925,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
5.250 11/01/48 3,934,569
1,500,000 (d) Six Mile Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, 2023
Project Area Series 2023
5.700 05/01/54 1,517,517
1,500,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6.300 05/01/56 1,518,042
995,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.250 05/01/39 1,016,009

Portfolio of Investments March 31, 2026
(continued)
High Yield
48
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,925,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.375% 05/01/49 $ 2,940,200
1,405,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.900 05/01/54 1,362,272
1,000,000 (d) Sorrento Pines Community Development District Special
Assessment Revenue Bonds, Florida, Area One Series 2023
5.500 05/01/53 1,011,431
15,000,000 (i) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A, (UB)
4.000 05/01/44 13,697,859
5,000,000 (i) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Series 2018, (UB)
4.000 05/01/48 4,550,299
25,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.000 05/01/29 25,305
780,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.375 05/01/37 786,975
2,730,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.625 05/01/47 2,743,540
1,510,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5.000 05/01/38 1,524,230
3,750,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5.375 05/01/49 3,758,510
8,250,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5.000 08/15/47 8,335,920
2,015,000 South-Dade Venture Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2013
5.250 05/01/34 2,016,807
930,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5.625 05/01/54 900,292
1,000,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5.000 05/01/39 1,012,018
1,250,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5.250 05/01/49 1,251,134
1,955,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.125 11/01/34 1,956,288
3,265,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.500 11/01/44 3,266,467
1,525,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.125 11/01/37 1,539,404
2,995,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.250 11/01/47 2,998,459
2,165,000 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.000 05/01/34 2,166,591
995,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6.125 12/15/53 1,045,479
1,635,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 1,651,794
300,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
6.375 11/01/52 318,442
1,000,000 (d) Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2023 Assessment Area Series
2023
5.500 06/15/53 1,025,283

49
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,945,000 Stoneybrook South Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two-A Project, Series 2014
5.500% 11/01/44 $ 4,055,953
1,075,000 (d) Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2022
5.375 06/15/52 1,052,863
500,000 (d) Sugarloaf Community Development District, Lake County,
Florida, Capital Improvement Revenue Bonds, Assessments
Area 1, Series 2026
5.625 12/15/55 483,670
500,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5.250 11/01/38 508,810
1,320,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5.375 11/01/48 1,326,253
1,561,000 Summit At Fern Hill Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.000 05/01/46 1,561,819
925,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6.000 05/01/54 930,363
1,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.200 05/01/42 1,016,414
2,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.350 05/01/52 1,974,667
11,540,000 (i) Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A, (UB)
5.000 11/15/46 11,546,112
1,500,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4.000 07/01/45 1,356,174
1,815,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
5.000 05/01/46 1,813,644
2,000,000 Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2023
5.250 05/01/53 1,981,794
1,000,000 (d) Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2025
5.650 05/01/55 987,324
3,185,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.750 05/01/50 2,927,790
995,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.000 11/01/38 1,019,733
1,250,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.000 11/01/48 1,214,564
1,075,000 Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018
4.800 05/01/48 1,019,735
975,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
5.000 05/01/48 955,338
4,780,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5.625 05/01/40 4,876,436
3,225,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
6.250 11/01/44 3,312,129
280,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5.375 05/01/38 286,896
1,265,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.375 05/01/38 1,296,156
2,595,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.500 05/01/49 2,618,547
825,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5.375 11/01/36 850,317
705,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
5.250 11/01/39 728,390

Portfolio of Investments March 31, 2026
(continued)
High Yield
50
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2012 - AGM
Insured
6.750% 11/01/43 $ 821,026
1,095,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.375 05/01/38 1,117,104
3,340,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.500 05/01/49 3,353,755
1,400,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5.000 11/01/39 1,418,205
2,500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5.125 11/01/49 2,455,050
275,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.000 11/01/36 275,102
555,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.125 11/01/45 555,021
2,435,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 4 Project, Series
2015A
5.625 11/01/45 2,472,249
1,505,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4.000 05/01/42 1,365,730
8,930,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6.375 11/01/47 9,283,398
1,760,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6.375 11/01/47 1,831,362
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5.625 05/01/53 1,002,930
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Two
Project Series 2023
6.125 05/01/54 1,020,471
7,000,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5.875 05/01/53 7,052,572
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.125 05/01/42 1,559,263
4,995,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6.250 05/01/53 5,131,490
1,500,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5.875 05/01/54 1,503,467
255,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5.375 11/01/37 257,750
1,975,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5.500 11/01/47 1,994,278
1,465,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5.000 11/01/39 1,485,017
2,615,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5.125 11/01/49 2,578,412

51
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 805,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5.250% 05/01/49 $ 806,084
1,525,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5.400 05/01/53 1,530,847
2,185,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2023 Project, Series 2023
5.500 05/01/54 2,187,703
960,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5.550 05/01/55 934,332
1,055,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6.500 11/01/43 1,108,213
505,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 5 Phase 2
Veranda Estates Project, Refunding Series 2024
5.625 05/01/54 499,155
680,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.000 11/01/39 689,067
1,050,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.000 11/01/39 1,064,000
1,115,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.125 11/01/49 1,094,952
1,710,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.125 11/01/49 1,683,797
3,295,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5.000 05/01/33 3,297,143
1,640,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4.750 11/01/38 1,643,952
2,405,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
5.000 11/01/48 2,339,932
1,295,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4.750 11/01/38 1,298,121
1,970,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
5.000 11/01/48 1,916,701
895,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5.000 11/01/38 901,895
1,410,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5.125 11/01/48 1,395,102
1,140,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.450 11/01/42 1,211,873
1,500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.625 11/01/52 1,569,108
1,195,000 (d) Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One
Assessment Area Series 2023
5.625 05/01/53 1,213,158
2,875,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5.250 05/01/53 2,848,829
1,170,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5.750 05/01/53 1,177,810
1,000,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5.750 05/01/54 1,001,364

Portfolio of Investments March 31, 2026
(continued)
High Yield
52
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5.625% 05/01/56 $ 973,615
1,500,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2025
6.000 05/01/45 1,554,700
805,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5.600 05/01/53 817,480
1,925,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5.125 11/01/38 1,950,305
4,000,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5.250 11/01/49 4,000,901
1,335,000 Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014
5.250 05/01/39 1,343,224
1,335,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area One
Series 2023
5.375 06/15/53 1,334,834
1,050,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area
Three Series 2026
5.625 06/15/56 1,025,131
1,270,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 06/15/53 1,283,025
2,400,000 West Port Community Developement District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area
1- 2021 Project, Series 2021
4.000 05/01/51 1,957,115
710,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
5.000 05/01/50 681,173
3,950,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2022
5.500 05/01/53 3,953,591
2,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5.625 05/01/53 2,525,584
1,000,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
5.500 05/01/55 956,711
410,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.000 05/01/38 414,839
575,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.200 05/01/48 576,056
795,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6.000 05/01/54 802,659
750,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.750 06/15/42 785,084
1,500,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6.000 06/15/52 1,545,665
2,410,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5.600 05/01/53 2,382,240
995,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5.625 05/01/53 985,599

53
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6.200% 05/01/55 $ 2,041,890
2,580,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
5.000 11/01/47 2,526,535
1,225,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5.900 05/01/55 1,201,604
1,690,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5.650 05/01/45 1,708,038
1,435,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5.875 05/01/56 1,417,700
1,500,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 05/01/39 1,518,026
3,000,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.200 05/01/50 2,963,300
1,250,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5.625 05/01/53 1,259,476
1,870,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 1 & 2
Assessment Area, Series 2015
5.000 11/01/45 1,870,510
990,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 955,587
1,075,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
5.500 05/01/55 1,031,373
1,000,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
6.000 05/01/53 1,029,338
500,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5.500 05/01/55 472,339
2,000,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
6.125 05/01/56 2,017,013
850,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5.500 05/01/55 822,463
510,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.125 05/01/36 516,743
925,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.500 05/01/46 932,988
2,000,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.600 05/01/55 1,917,005
1,485,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.500 11/01/39 1,537,060
2,560,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.625 11/01/49 2,600,759
TOTAL FLORIDA 1,806,499,790
GEORGIA - 3.0%
39,320,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 35,516,824
5,300,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 5,413,017
500,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 225,000

Portfolio of Investments March 31, 2026
(continued)
High Yield
54
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 24,900,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750% 01/01/35 $ 11,205,000
33,710,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 15,169,500
1,290,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5.000 11/01/48 1,032,093
8,810,000 (i) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
4.000 07/01/49 7,669,685
15,000,000 (d) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6.500 04/01/51 11,739,886
25,665,000 (i) Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A,
(UB)
4.000 07/01/49 23,034,848
420,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4.125 11/01/45 393,665
5,510,000 (i) Classic Center Authority, Clarke County, Georgia, Revenue
Bonds, Classic Center Arena Project Series 2021
3.000 05/01/61 3,548,066
5,515,000 (i) Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A, (UB)
5.000 04/01/47 5,541,263
3,945,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A - AGM Insured
5.000 04/01/53 4,014,380
3,500,000 (i) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5.750 04/01/53 3,738,091
6,030,000 (i) Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 2017, (UB)
4.000 08/15/48 5,313,335
10,000,000 (i) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
5.000 04/01/47 10,047,621
7,785,000 (i) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
4.000 04/01/50 6,687,099
11,900,000 (i) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A - AGM Insured, (UB)
4.000 01/01/59 10,315,685
25,395,000 (i) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A, (UB)
5.000 01/01/63 25,092,901
1,840,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.875 06/15/47 1,844,731
1,550,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
6.000 06/15/52 1,552,257
34,665,000 (i) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5.000 05/15/49 34,965,598
5,750,000 (d),(h) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 5,738,569
10,000,000 (i) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024B, (Mandatory Put 3/01/32), (UB)
5.000 12/01/54 10,679,548
5,765,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A, (UB)
5.000 07/01/60 5,698,134
11,600,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
4.000 01/01/49 10,334,629
24,940,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
5.000 01/01/49 25,132,091
4,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5.000 01/01/59 3,992,493
28,170,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A, (UB)
5.000 01/01/59 28,117,130

55
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 11,200,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured, (UB)
5.000% 07/01/64 $ 11,139,983
15,280,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2022A, (UB)
4.500 07/01/63 13,990,732
2,000,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5.125 06/01/50 1,951,703
2,520,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5.250 06/01/61 2,440,808
11,555,000 (d) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.250 06/01/61 11,438,120
15,220,000 (i) Walton Industrial Building Authority, Georgia, Revenue Bonds,
Walton County Jail Facility Project, Series 2021, (UB)
4.000 02/01/52 13,827,629
3,330,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5.250 10/01/49 2,566,810
TOTAL GEORGIA 371,108,924
HAWAII - 0.5%
3,530,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7.250 05/15/52 3,554,480
1,565,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5.000 01/01/45 1,400,314
2,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 1,963,533
2,965,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.125 07/01/43 2,851,015
16,795,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4.000 03/01/37 16,163,918
8,125,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3.200 07/01/39 6,852,925
15,000,000 (i) Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT), (UB)
5.250 07/01/51 15,429,811
10,000,000 (i) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(AMT), (UB)
5.500 07/01/54 10,580,866
TOTAL HAWAII 58,796,862
IDAHO - 0.3%
3,579,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875 09/01/53 3,624,145
4,000,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5.500 09/01/53 3,923,034
2,969,000 Harris Ranch Community Infrastructure District 1, Boise, Idaho,
Special Assessment Bonds, Assessment Area One, Series 2011
9.000 09/01/40 2,978,836
1,550,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Compass Public Charter School, Inc. Project,
Series 2018A
6.000 07/01/49 1,555,846
715,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Taxable Series
2021B
5.750 07/15/31 680,202
680,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
4.500 07/01/30 664,125
2,270,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.000 07/01/40 2,060,083
6,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.250 07/01/55 4,960,840
275,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B
5.250 07/01/27 273,342

Portfolio of Investments March 31, 2026
(continued)
High Yield
56
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 2,380,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A
5.000% 06/01/44 $ 2,278,583
10,100,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6.250 09/01/54 10,344,695
1,524,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 1,453,729
2,570,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 2,622,137
TOTAL IDAHO 37,419,597
ILLINOIS - 5.9%
4,485,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5.700 05/01/36 4,340,771
4,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 4,032,794
15,430,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.500 12/01/56 16,169,790
4,650,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/59 4,674,036
8,445,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/50 7,444,725
6,905,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/55 5,877,053
6,500,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A, (UB)
5.000 12/01/55 6,529,711
21,000,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5.000 12/01/46 21,563,911
2,375,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/52 2,389,824
6,195,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/57 6,221,495
360,967 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6.100 01/15/29 361,070
2,885,201 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7.125 03/15/33 2,886,067
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/39 4,089,673
7,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.000 01/01/43 6,645,079
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/48 5,000,883
23,750,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
5.000 01/01/48 23,754,197
9,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.375 01/01/53 8,062,028
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5.000 01/01/52 4,993,054
5,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5.000 01/01/52 4,993,055
10,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.500 01/01/48 9,467,811
18,800,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.625 01/01/53 17,549,142
12,990,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5.250 01/01/53 13,139,974
24,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.250 01/01/53 24,277,087
13,475,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.000 01/01/55 13,354,851
10,500,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A, (UB)
5.500 01/01/53 10,913,558

57
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2026A
5.250% 01/01/61 $ 5,158,084
5,000,000 (i) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
5.625 01/01/30 5,057,806
87,600,000 (i) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6.000 01/01/38 88,412,420
895,000 (i) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5.000 01/01/44 865,247
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5.500 01/01/62 5,183,509
8,000,000 (i) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5.250 11/01/53 8,203,664
8,855,000 (i) Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025, (UB)
4.250 12/15/49 8,364,691
10,635,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.250 11/01/36 9,512,811
13,325,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.375 11/01/46 10,748,049
46,000,000 (i) Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A, (UB)
4.125 05/15/47 42,174,580
4,055,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/51 2,874,630
4,420,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/56 3,019,190
845,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.750 12/01/35 845,541
4,475,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6.000 12/01/45 4,476,068
2,500,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/42 2,296,210
1,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/54 1,471,687
7,150,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 6,031,373
17,295,000 (i) Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015, (UB)
4.125 05/01/45 16,084,296
5,190,000 Illinois Finance Authority, Revenue Bonds, Central Baptist
Village, Series 2007
5.375 11/15/39 5,189,967
2,000,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5.625 08/01/53 2,033,191
1,300,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/47 1,179,616
1,200,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/52 1,043,278
5,300,000 (d) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5.875 09/01/46 5,214,490
6,000,000 (i) Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020A, (UB)
4 .000 05/15/50 5,002,784
3,735,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A
5.000 04/01/50 3,176,069
2,700,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018A
6.125 04/01/58 2,613,247
19,780,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/49 19,593,902
20,475,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 19,871,501
5,000,000 (i) Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B, (UB)
4.000 08/15/41 4,715,906
4,000,000 (d),(h) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7.375 09/01/42 4,525,832
5,355,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024C
4.850 04/01/49 5,369,109
1,300,000 Illinois State, General Obligation Bonds, January Series 2016 5.000 01/01/41 1,300,598
14,600,000 (i) Illinois State, General Obligation Bonds, June Series 2022A 5.500 03/01/42 15,500,747

Portfolio of Investments March 31, 2026
(continued)
High Yield
58
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 10,285,000 Illinois State, General Obligation Bonds, May Series 2020 5.750% 05/01/45 $ 10,770,628
14,250,000 Illinois State, General Obligation Bonds, October Series 2022C 5.500 10/01/39 15,392,565
950,000 (d) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5.750 12/01/43 965,853
1,055,000 Matteson, Illinois, Tax Increment Revenue Bonds, Limited
Obligation Series 2015
6.500 12/01/35 1,069,511
11,265,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 11,226,122
10,000,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured, (UB)
5.000 06/15/50 10,058,263
8,715,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0.000 12/15/41 4,384,381
7,360,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.000 06/15/53 7,235,556
5,000,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.500 06/15/53 5,001,110
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A - AGM Insured
0.000 12/15/56 2,123,084
13,000,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A, (UB)
5.000 06/15/57 12,675,676
5,000,000 (j) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/47 3,627,476
19,140,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/54 4,401,153
6,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0.000 12/15/54 1,650,573
6,270,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0.000 06/15/44 2,734,939
53,700,000 (i) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured, (UB)
0.000 06/15/44 23,423,639
17,150,000 (i) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/37 10,502,672
6,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0.000 12/15/40 3,169,163
1,803,630 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6.000 03/15/34 1,805,711
3,390,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7.000 01/01/50 3,051,000
7,400,000 (i) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A - BAM Insured, (UB)
4.000 01/01/48 6,513,226
24,280,000 (i) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5.000 01/01/48 24,362,205
1,180,000 (d) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6.125 12/30/38 1,181,839
10,800,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5.750 08/01/42 10,809,433
3,370,000 Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Elgin Math & Science Academy
Charter School, Series 2023A
5.875 03/01/58 2,976,973
1,183,000 Volo Village, Illinois, Special Tax Bonds, Special Service Area
17, Series 2017
5.500 03/01/47 1,183,069
739,000 Waukegan, Illinois, Special Assessment Improvement Bonds,
Fountain Square, Series 2005
6.125 03/01/30 739,740
3,695,000 (g) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4. 800 01/01/27 1,256,300

59
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,745,572 (g) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000% 01/01/26 $ 1,745,572
1,682,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-
100 Raintree Village Project, Series 2013
5.000 03/01/33 1,682,082
2,565,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5.750 03/01/28 2,565,837
TOTAL ILLINOIS 736,127,083
INDIANA - 1.1%
2,465,000 (d) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5.375 01/01/40 2,222,218
7,045,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5.625 01/01/38 6,820,944
390,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 376,597
4,465,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.350 01/01/38 4,184,794
4,500,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.875 06/01/55 3,974,027
1,595,000 (d),(i) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019. - AMBAC Insured, (IF)
11.715 04/01/30 2,056,029
3,080,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6.000 03/01/33 3,081,178
7,355,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6.250 03/01/43 7,313,676
3,050,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/55 2,476,183
115,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Taxable Series
2021B
5.000 12/01/27 112,845
4,860,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rock Creek Community Academy Project, Series 2018A
6.125 07/01/48 4,752,314
7,240,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4.500 12/01/55 5,597,149
21,460,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5.750 08/01/42 21,478,743
10,400,000 (i) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A,
(UB)
4.000 12/01/49 9,195,730
26,975,000 (i) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5.000 08/15/51 27,052,267
4,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5.750 03/01/54 4,589,465
1,730,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Subordinate Series 2024C
5.750 07/01/64 1,585,622
2,610,000 (i) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4.650 07/01/49 2,572,941
1,545,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3.840 02/01/54 1,353,563
3,700,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 3,809,255
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 2,483,632
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.750 04/01/36 3,975,440
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5.375 09/01/38 5,014,598

Portfolio of Investments March 31, 2026
(continued)
High Yield
60
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,450,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7.500% 07/01/35 $ 1,456,884
305,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5.100 01/01/32 298,072
6,840,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5.350 01/01/38 6,656,355
1,000,000 (d) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6.250 10/01/50 9 93,305
1,500,000 (d) Whiteland Economic Development, Indiana, Revenue Bonds,
Patch Whitehead Project Phase II, Series 2024A
6.125 03/01/49 1,503,275
TOTAL INDIANA 136,987,101
IOWA - 0.6%
850,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5.000 09/01/41 714,835
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5.000 09/01/51 726,162
29,975,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 29,977,281
13,505,000 (i),(l) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 15,220,747
10,500,000 (h),(i),(l) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 11,833,975
16,000,000 (i) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2023E, (UB)
4.950 07/01/53 15,937,381
1,150,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6.000 10/01/55 1,184,504
TOTAL IOWA 75,594,885
KANSAS - 0.3%
1,000,000 (d) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5.375 06/01/39 1,008,126
4,205,000 (i) Kansas State Development Finance Authority, Facilities
Revenue Bonds, K-State Athletics Incorporated Project Series
2023C, (UB)
4.250 07/01/42 4,147,714
2,143,948 (g) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1.000 03/01/26 407,350
448,525 (g) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
5.000 03/01/28 85,220
1,884,086 (g) Olathe, Kansas, Transportation Development District Sales Tax
Revenue Bonds, Gateway Project Area lA, Series 2006
5.000 12/01/28 251,149
2,300,000 (g) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6.100 12/15/34 549,125
2,546,034 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4.375 01/01/27 2,316,891
5,000,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 2,300,000
10,955,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000 12/15/32 2,848,300
10,755,000 (i) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A, (UB)
5.000 09/01/48 10,796,923
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,237,259
3,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.875 05/15/50 2,881, 651
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6.000 05/15/54 960,835

61
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5.750% 09/01/32 $ 958,031
10,845,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6.000 09/01/35 10,355,141
TOTAL KANSAS 41,103,715
KENTUCKY - 0.4%
2,695,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6.000 12/01/40 2,728,437
4,580,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5.000 03/01/39 4,241,779
3,535,000 Fort Thomas, Kentucky, Special Obligation Revenue Bonds,
Onr Highland Project Series 2020B
5.500 09/01/50 3,266,751
945,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5.000 07/01/50 785,516
2,500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.750 11/15/45 2,301,665
3,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/44 3,048,368
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 2,000,505
14,250,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5.000 05/15/52 13,471,143
4,895,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5.500 12/01/60 4,061,277
7,500,000 (h),(i) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5.250 04/01/54 8,034,809
5,745,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5.500 12/01/52 5,318,379
1,400,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5.750 12/01/52 1,298,543
TOTAL KENTUCKY 50,557,172
LOUISIANA - 0.9%
4,350,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.625 06/15/48 4,203,124
775,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 804,562
1,205,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 1,240,227
860,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 885,772
10,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
6.250 02/01/47 9,297,306
4,570,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 3,528,717
1,405,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5.000 06/01/51 1,135,535
25,990,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 24,525,609
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.250 06/01/52 493,416

Portfolio of Investments March 31, 2026
(continued)
High Yield
62
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,460,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.375% 06/01/62 $ 1,436,284
1,585,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 1,419,276
1,530,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.500 06/01/62 1,363,899
5,000,000 (i) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5.250 05/15/55 5,130,812
1,935,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5.500 05/15/55 2,023,777
6,000,000 (i) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5.500 05/15/55 6,275,277
5,000,000 (d),(g) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Lousiana Pellets Inc Project, Series
2015, (AMT)
7.000 07/01/26 50
1,030,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6.125 06/01/52 1,035,860
1,425,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6.250 06/01/62 1,433,500
8,250,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/54 8,356,678
11,335,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/59 11,424,586
5,000,000 (i) New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Refunding Series 2024B, (AMT), (UB)
5.250 01/01/43 5,316,169
5,800,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 5,034,693
8,220,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 8,894,444
1,825,000 Terrebonne Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, Terrebonne General Medical Center,
Refunding Series 2026
5.500 04/01/55 1,890,501
TOTAL LOUISIANA 107,150,074
MAINE - 0.2%
11,310,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/41 10,683,024
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4.000 07/01/46 1,555,203
15,040,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 13,773,354
3,950,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6.875 10/01/26 3,959,149
TOTAL MAINE 29,970,730
MARYLAND - 0.7%
6,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 6,385,543
1,500,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5.500 06/01/43 1,500,301
1,920,000 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4.000 07/01/50 1,662,594
2,550,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000 12/01/25 1,708,500

63
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 90,070,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000% 12/01/31 $ 60,346,900
400,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5.000 12/01/26 268,000
4,500,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5.250 12/01/31 3,015,000
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4.000 09/01/50 2,651,441
1,000,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.125 07/01/37 995,851
1,800,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.250 07/01/47 1,699,552
1,530,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.375 07/01/52 1,414,681
5,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 4,928,149
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5.000 11/01/47 2,063,566
TOTAL MARYLAND 88,640,078
MASSACHUSETTS - 0.9%
10,000,000 (i) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1, (UB)
4.000 07/01/51 8,929,256
3,000,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6.500 07/15/60 2,918,918
14,360,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5.000 07/01/44 13,794,723
12,790,000 (i) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4.250 07/01/46 11,313,937
2,960,000 (i) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4.950 12/01/64 2,938,977
3,115,000 (i) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4.750 12/01/54 3,059,859
5,500,000 (i) Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2017A, (AMT), (UB)
5.000 07/01/47 5,511,632
10,000,000 (i) Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT), (UB)
5 .000 07/01/49 10,049,166
6,880,000 (i) Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT), (UB)
5.000 07/01/46 7,004,654
9,770,000 (i) Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2024E, (UB)
5 .000 08/01/54 10,046,388
6,320,000 (i) Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A, (UB)
5.000 05/01/53 6,481,786
11,675,000 (i) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, (UB)
5.000 06/01/53 12,019,723
14,000,000 (i) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, (UB)
5.000 06/01/51 14,466,683
7,000,000 (i) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B, (UB)
5.000 06/01/54 7,223,630
TOTAL MASSACHUSETTS 115,759,332
MICHIGAN - 1.8%
705,000 Chandler Park Academy, Michigan, Public School Academy
Charter School Revenue Bonds, Series 2005
5.125 11/01/30 696,999
1,767,096 (g) Concord Academy, Boyne City, Michigan, Certificates of
Participation, Series 2007
2.800 11/01/36 1,502,800
545,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.000 11/01/26 542,802
3,750,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250 11/01/31 3,475,046

Portfolio of Investments March 31, 2026
(continued)
High Yield
64
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,840,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250% 11/01/36 $ 3,281,712
1,940,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/33 1,921,270
4,110,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/43 3,855,944
4,674,221 (g) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3.000 06/15/26 5,246,813
18,063,658 (g) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3.000 06/15/27 20,434,513
7,360,000 Detroit Community High School, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
5.000 11/01/35 6,484,152
11,410,154 (g),(h) Detroit, Michigan, Certificates of Participation, Police & Fire
Retirement System Service Corporation, Series 2006B - FGIC
Insured (LIBOR 3 M + 0.340%)
0.000 06/15/34 11,296,052
3,500,000 Flint International Academy, Michigan, Public School Academy
Revenue Bonds, Series 2007
5.750 10/01/37 3,500,168
27,005,000 (i) Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018 - BAM Insured, (UB)
4.000 11/01/48 24,479,095
1,945,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5.000 05/01/36 1,585,790
2,500,000 (i) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5.000 11/01/44 2,499,925
1,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A
5.000 05/15/54 1,002,936
10,000,000 (i) Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, (UB)
5.000 05/15/54 10,029,358
12,000,000 (i) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016, (UB)
5.000 11/15/41 12,070,931
12,270,000 (i) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5 .000 11/15/48 12,387,059
6,525,000 (i) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4.000 02/15/50 5,553,887
245,000 (l) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5.000 12/01/45 245,981
4,755,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5.000 12/01/45 4,755,441
1,620,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.400 04/01/31 1,488,957
4,645,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.900 04/01/41 3,691,886
400,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Old Redford Academy Project,
Series 2010A
6.500 12/01/40 392,144
10,515,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5.900 07/15/46 8,350,748
1,615,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4.375 02/28/54 1,462,494
5,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0.000 06/01/45 1,334,462
5,000,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4.800 10/01/64 4,878,904
6,500,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.700 12/01/43 6,596,775

65
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 6,000,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.900% 12/01/48 $ 6,041,419
5,000,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B, (UB)
5.000 06/01/54 5,022,506
3,500,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.700 12/01/53 3,454,278
700,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6.500 12/01/37 700,353
1,780,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017
7.000 12/01/46 1,790,824
1,505,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,505,811
9,990,000 (i) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I, (UB)
4.000 10/15/56 8,685,370
2,390,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5.000 06/30/48 2,327,219
644,580,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 14,174,379
3,625,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, First Subordinate
Capital Appreciation Series 2007B
0.000 06/01/52 438,185
99,020,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Taxable Capital
Appreciation Turbo Term Series 2008B
0.000 06/01/46 13,464,027
995,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5.250 06/01/32 943,945
TOTAL MICHIGAN 223,593,360
MINNESOTA - 1.2%
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase III
Project, Series 2025A
5.625 09/01/65 1,005,300
3,040,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/38 2,762,579
1,570,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/53 1,230,146
9,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5.000 06/15/56 6,495,917
1,315,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2022
6.000 07/01/57 1,144,21 7
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/49 4,549,748
2,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/54 1,470,916
1,050,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.500 07/01/30 1,050,072
6,200,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.875 07/01/40 6,113,028
5,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6.000 07/01/45 4,742,194
2,025,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6.500 06/15/65 2,018,681
1,000,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.500 07/01/50 999,967
4,700,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.000 02/15/58 4,441,674
9,080,000 (i) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5.000 02/15/58 8,580,936

Portfolio of Investments March 31, 2026
(continued)
High Yield
66
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 6,970,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.250% 02/15/58 $ 6,971,854
9,665,000 (i) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5.250 02/15/58 9,667,572
2,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5.375 08/01/50 1,943,427
4,925,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/47 3,923,561
2,000,000 (g) Hayward, Minnesota, Health Care Facilities Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2014
5.750 02/01/44 1,381,906
810,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/34 810,158
2,965,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 2,828,531
600,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5.000 07/01/56 458,941
430,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Taxable Series 2021B
6.000 07/01/28 423,338
2,285,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850 12/01/29 2,290,478
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.500 06/01/57 1,037,244
1,385,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/43 1,037,382
2,000,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/52 1,371,054
1,300,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/52 1,090,824
2,490,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/57 2,047,521
1,110,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 813,358
1,080,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.000 07/01/32 1,091,617
1,250,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.250 07/01/37 1,259,347
5,510,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.500 07/01/48 5,519,694
5,650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/47 5,003,182
2,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/49 1,939,961
1,840,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/44 1,633,035
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 2,524,562
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5.000 12/01/46 2,374,407
8,520,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/58 8,244,513
13,850,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/63 13,217,152
1,500,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
5 .500 07/01/52 1,398,532

67
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.750% 09/01/46 $ 2,003,029
5,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5.000 12/01/55 3,594,664
1,000,000 (d),(k) Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Episcopal Homes of Minnesota,
Series 2026
5.875 11/01/59 974,748
915,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5.125 01/01/39 831,024
4,795,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
5.125 10/01/48 4,307,220
1,500,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5.000 06/15/49 1,338,803
185,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.250 02/01/27 185,059
800,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.500 02/01/42 781, 042
TOTAL MINNESOTA 142,924,115
MISSISSIPPI - 0.1%
3,640,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 3,458,000
8,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 5,178,931
822,532 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6.125 09/01/34 752,867
6,905,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024E
4.650 12/01/54 6,676,624
TOTAL MISSISSIPPI 16,066,422
MISSOURI - 1.5%
655,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5.250 06/01/39 655,235
81,603 (d) Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017B
5.000 11/01/29 74,329
110,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 110,165
2,499,532 (g) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006
5.000 06/01/28 524,902
1,865,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
4.000 03/01/42 1,603,282
3,705,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5.000 10/01/47 3,382,721
10,000,000 (i) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
4.250 12/01/53 9,211,983
7,895,000 (i) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A, (AMT), (UB)
4.000 03/01/45 7,155,721
20,140,000 (i) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
4.000 03/01/50 17,481,480
10,000,000 (i) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5.000 03/01/57 9,950,839

Portfolio of Investments March 31, 2026
(continued)
High Yield
68
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 3,140,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5.000% 04/01/46 $ 2,955,954
4,758,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Subordinate Refunding & Improvement
Series 2016
8.000 04/15/46 4,064,873
1,200,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/42 1,200,987
131,463 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
A Bonds, Refunding Series 2015A
5.750 04/01/55 108,940
1,363,887 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
B Bonds, Refunding Taxable Series 2015B
0.000 04/01/55 1,227,498
470,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
5.000 05/01/35 467,028
2,365,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
6.000 05/01/42 2,304,466
2,500,000 (d) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4.875 11/01/37 2,394,662
4,200,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.750 06/01/35 4,204,654
3,965,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6.000 06/01/46 3,876,308
7,095,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8.500 06/15/46 6,964,851
990,000 M150 and 135th Street Transporation Development District,
Kansas City, Missouri, Transportation Sales Tax Revenue Bonds,
Series 2020A
4.250 10/01/43 962,480
3,090,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.500 06/15/45 3,080,554
5,000,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.750 06/15/55 4,831,834
2,000,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6.250 10/01/55 2,000,654
10,000,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4.000 04/01/45 9,298,042
10,000,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)
5.000 11/15/45 10,004,125
5,000,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM
Insured, (UB)
4.000 06/01/53 4,387,186
7,315,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5.000 12/01/52 7,457,000
6,570,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A,
(UB)
4.000 02/15/54 5,505,048
1,395,592 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4.000 12/01/46 1,137,334
2,820,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk
Community Improvement District Project, Series 2017A
6.250 12/01/36 2,841,322

69
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 3,000,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway
Regional Community Improvement District Project, Series
2019B
4.250% 11/01/49 $ 2,522,177
1,800,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.125 08/15/45 1,610,729
10,210,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/44 9,679,879
10,620,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/45 9,989,233
8,465,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.250 12/01/46 8,147,988
10,885,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/47 10,122,858
5,100,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5.625 06/15/53 4,408,700
2,000,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
5.750 06/15/54 2,011,266
1,664,000 (g) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson
Lofts Project, Series 2007
3.850 09/01/27 183,040
2,202,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.5 00 01/23/28 770,700
1,127,000 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block
1859, Grand Avenue/Cozens/Evans Redevelopment Project,
Series 2008-A
6.500 12/11/29 631,120
2,205,000 (g) St Louis, Missouri, Tax Increment Financing District Revenue
Bonds, Printers Lofts Project, Series 2006
3.900 08/21/26 154,350
115,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 115,226
1,100,000 Town and Country Crossing Transportation Development
District, Missouri, Transporation Sales Tax Revenue Bonds,
Refunding Series 2020A
3.875 04/01/47 927,843
3,075,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5.500 06/15/42 3,124,790
TOTAL MISSOURI 185,826,356
MONTANA - 0.0%
4,265,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.650 06/01/54 4,129,947
TOTAL MONTANA 4,129,947
NEBRASKA - 0.7%
11,090,000 (i) Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017, (UB)
5.000 11/15/47 11,126,205
3,460,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4.000 01/01/44 3,221,662
13,660,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4.550 09/01/48 13,445,302
18,665,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C, (UB)
4.800 09/01/53 18,278,718
9,245,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4.700 09/01/49 9,112,640
3,995,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .800 09/01/54 3,944,924
10,000,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024E, (UB)
4.800 09/01/54 9,874,652
14,000,000 (i) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A - AGM Insured, (UB)
4.000 02/01/51 12,545,154

Portfolio of Investments March 31, 2026
(continued)
High Yield
70
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 11,580,000 (i) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A, (UB)
4.000% 02/01/51 $ 10,376,634
TOTAL NEBRASKA 91,925,891
NEVADA - 0.3%
9,324,629 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5.125 12/15/37 93
2,140,620 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
5.250 12/15/37 21
14,082,845 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 141
8,703,660 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 87
7,308,521 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 73
63,526,555 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 635
33,292,396 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 333
2,270,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 2,186,595
475,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3.500 09/01/45 374,152
1,115,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5.250 03/01/48 1,116,602
1,215,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5.250 03/01/53 1,195,955
655,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.000 09/01/38 649,496
6,295,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.375 09/01/48 5,993,462
1,000,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5.500 06/01/55 1,007,018
8,325,000 (i) Las Vegas, Nevada, General Obligation Bonds, Various Purpose
Bonds, Limited Tax Civic Center Series 2023A, (UB)
4.000 03/01/53 7,357,386
870,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5.000 12/01/35 870,463
2,055,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/37 2,063,453
4,085,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/47 4,012,583
1,510,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5.400 06/01/27 1,512,343
24,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0.000 07/01/58 3,755,549
90,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018D
0.000 07/01/58 10,431,873
TOTAL NEVADA 42,528,313

71
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 0.6%
$ 370,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000% 01/01/27 $ 360,073
730,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/29 658,497
3,320,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/30 2,874,463
7,175,000 (d) National Finance Authority Special Revenue Capital
Appreciation Bonds,New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0.000 12/15/34 4,061,988
9,500,000 (d) National Finance Authority, New Hampshire ,Class A
Certificates, Avenue One Project Series 2025-2.
6.375 03/15/46 9,953,494
4,500,000 (d) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-1.
5.250 03/15/36 4,573,165
4,155,114 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 3,908,107
2,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4.625 11/01/42 1,735,946
9,220,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4.875 11/01/42 8,244,721
2,960,000 (d),(h) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3.625 07/01/43 2,383,101
2,475,000 (d),(h) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3.750 07/01/45 2,018,475
10,265,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5.875 12/15/33 10,132,709
8,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 8,006,337
3,884,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5.950 12/01/31 3,883,647
3,789,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0.000 12/15/32 2,430,634
4,383,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0.000 12/15/33 2,648,875
1,000,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 908,199
TOTAL NEW HAMPSHIRE 68,782,431
NEW JERSEY - 1.3%
5,920,000 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,
Royal Caribbean Cruises Project, Series 2006A, (AMT)
5.375 11/01/35 5,225,049
3,570,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6.000 06/15/62 3,644,074
705,000 (d) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5.000 10/01/39 544,956
785,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5.625 08/01/34 785,227
1,530,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5.875 08/01/44 1,530,255

Portfolio of Investments March 31, 2026
(continued)
High Yield
72
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,000,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
6.000% 08/01/49 $ 1,000,039
1,075,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 1,075,027
1,675,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250 01/01/44 1,607,552
6,150,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.375 01/01/35 6,390,910
6,250,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.625 01/01/45 6,532,289
2,500,000 (i) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5.000 11/01/52 2,548,326
6,000,000 (i) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A,
(UB)
4.000 11/01/44 5,679,610
15,000,000 (i),(l),(m) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26),
(UB)
5.000 06/15/41 15,273,244
775,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.000 10/01/34 775,779
2,255,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.200 10/01/44 2,256,239
3,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 3,004,206
4,050,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 4,055,679
2,580,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 2003,
(AMT)
5.500 06/01/33 2,584,361
3,985,000 (i) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
4.625 09/01/48 4,003,945
15,555,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5.750 10/01/38 11,330,585
7,625,000 (i) New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C,
(AMT), (UB)
4.250 12/01/50 6,412,030
25,975,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (UB)
4.500 06/15/49 25,389,040
14,025,000 (i),(l) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28), (UB)
4.500 06/15/49 14,769,056
12,250,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.000 06/15/46 12,760,913
8,410,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.250 06/15/50 8,777,266
2,965,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
5.000 06/15/44 3,040,809
7,250,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
4.000 06/15/50 6,549,581
TOTAL NEW JERSEY 157,546,047

73
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.2%
$ 1,100,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250% 10/01/43 $ 1,102,226
650,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5.750 10/01/44 650,501
3,180,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0.000 03/01/32 1,852,174
430,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5 .900 09/01/32 430,808
2,810,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5.900 09/01/32 2,815,281
2,000,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250 10/01/43 2,004,048
2,145,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5.000 07/01/39 2,115,988
2,200,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/49 1,957,764
4,305,000 (i) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.650 09/01/48 4,264,775
2,470,000 (i) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.700 09/01/53 2,432,494
2,000,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4.250 05/01/40 1,889,017
4,948,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8.000 05/01/40 4,942,748
TOTAL NEW MEXICO 26,457,824
NEW YORK - 14.9%
3,415,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.400 02/01/43 3,514,206
7,885,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.650 02/01/53 7,931,937
5,500,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Refunding Series 2016A
5.000 07/15/42 5,512,927
14,015,000 Broome County Local Development Corporation, New York,
Revenue Bonds, United Health Services Hospitals, Inc. Project,
Series 2020 - AGM Insured
3.000 04/01/45 10,781,695
4,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/52 3,994,497
72,286 (g) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 57,829
2,761,720 (g) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.500 11/01/44 2,209,376
7,340,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5.500 09/01/45 7,221,940
2,575,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 2,663,793
17,240,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 14,934,772
6,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 4,828,654
2,125,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020A-2
5.250 06/01/28 2,106,154
32,430,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 32,887,409

Portfolio of Investments March 31, 2026
(continued)
High Yield
74
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 33,000,000 (i) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4.250% 05/01/52 $ 30,225,875
19,550,000 (i) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)
4.000 07/01/51 17,391,469
12,000,000 (i) Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A, (UB)
4.000 07/01/50 10,564,820
225,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Josephs College, Series 2021
4.000 07/01/40 188,747
5,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/36 4,729,781
1,445,000 (d),(l) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5.500 12/01/46 1,472,791
150,000 (d),(l) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5.500 12/01/46 152,885
2,405,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/46 2,065,029
8,860,000 (i) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D,
(UB)
4.000 02/15/47 7,931,704
12,465,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 3,745,134
33,320,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 29,718,734
5,560,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 4,462,706
4,770,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5.660 02/01/44 4,598,395
9,600,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6.240 02/01/47 9,544,575
12,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6.760 02/01/48 12,205,787
4,460,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.530 02/01/40 4,382,139
5,880,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.730 02/01/50 5,367,715
5,890,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.600 02/01/51 4,540,256
7,035,000 (i) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E, (UB)
5.000 09/01/48 7,286,908
5,000,000 (g) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5.500 09/01/26 740,000
13,500,000 (i) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4.000 11/15/47 12,229,521
20,160,000 (i) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4.000 11/15/48 18,128,291
9,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - AGM Insured, (UB)
4.000 11/15/49 7,766,751
20,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - BAM Insured, (UB)
4.000 11/15/50 17,144,546

75
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,450,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1, (UB)
5.000% 11/15/47 $ 7,547,116
29,225,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
4.750 11/15/45 29,293,062
22,885,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5.000 11/15/50 23,038,462
55,425,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5.250 11/15/55 56,161,321
6,500,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5.000 11/15/43 6,721,192
37,400,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5.000 11/15/45 38,286,888
22,575,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4.000 11/15/47 20,252,089
13,120,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4.000 11/15/48 11,533,043
29,130,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4.000 11/15/49 25,322,493
14,980,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4.000 11/15/50 12,892,516
20,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4.000 11/15/47 17,644,368
10,400,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4.000 11/15/48 9,060,163
27,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4.000 11/15/50 23,069,278
600,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured
5.250 11/15/49 620,307
18,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured, (UB)
5.250 11/15/49 18,609,204
40,510,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D, (UB)
4.000 11/15/42 38,192,151
15,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2, (UB)
4.000 11/15/43 14,061,521
5,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
5.000 01/01/50 4,361,703
9,070,000 (i) MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A, (UB)
5.000 11/15/56 8,941,792
760,000 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A-3
5.000 06/01/35 562,940
5,000,000 (i) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A, (UB)
5.000 11/01/54 5,009,863
1,380,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G
3.900 05/01/45 1,267,190

Portfolio of Investments March 31, 2026
(continued)
High Yield
76
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,110,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1
2.400% 11/01/46 $ 3,425,237
8,155,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2020A-1C
3.000 11/01/55 5,645,859
2,800,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 2,874,286
3,970,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.250 10/01/26 2,501,100
28,995,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/27 18,266,850
37,910,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/37 23,883,300
84,140,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 53,008,200
7,615,000 (i) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Serries BB-1, (UB)
4.000 06/15/49 6,854,972
15,000,000 (i) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/46 14,374,094
27,000,000 (i) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/47 25,473,366
10,000,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)
4.000 02/01/51 9,025,090
10,000,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1, (UB)
5.000 05/01/47 10,371,350
4,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4.250 05/01/54 3,814,173
8,465,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4.250 05/01/54 7,827,144
5,290,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1, (UB)
5.250 11/01/48 5,578,900
7,000,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1, (UB)
5.500 05/01/53 7,461,990
10,335,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5.250 05/01/50 10,773,940
10,725,000 (i) New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1, (UB)
4.000 03/01/47 9,674,621
29,000,000 (i) New York City, New York, General Obligation Bonds, Fiscal
2023 Series E-1, (UB)
4.000 04/01/50 26,069,437
5,850,000 (i) New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5.000 08/01/51 5,946,313
7,565,000 (i) New York City, New York, General Obligation Bonds, Fiscal
2025 Series C-1, (UB)
5.250 09/01/46 8,015,127
75,000,000 New York Counties Tobacco Trust V, New York, Tobacco
Settlement Pass-Through Bonds, SubordinateTurbo CABs,
Series 2005-S2
0.000 06/01/50 11,114,618
7,500,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 7,500,250
2,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.150 11/15/34 2,000,238
13,645,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.375 11/15/40 13,586,339

77
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 89,870,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7.250% 11/15/44 $ 89,945,581
3,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3.250 09/15/52 2,174,665
3,835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3.150 11/01/54 2,742,494
3,150,000 (i) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4.650 10/01/43 3,170,359
3,150,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4.000 11/15/60 2,720,191
20,000,000 (i) New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, (UB)
4.000 01/01/53 17,167,578
20,000,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.000 03/15/50 17,774,162
8,500,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.125 03/15/52 7,560,076
38,340,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5.000 03/15/54 38,917,358
32,340,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125 03/15/56 28,931,684
10,000,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125 03/15/57 8,915,600
15,000,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5.000 03/15/47 15,669,156
24,635,000 (i) New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A, (UB)
4.000 03/15/45 23,000,608
10,000,000 (i) New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A,
(UB)
5.000 03/15/51 10,262,968
11,025,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 11,024,533
20,160,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 20,160,607
10,210,000 (i) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4.500 12/31/54 9,513,483
6,505,000 (k) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5.250 12/31/54 6,546,722
5,000,000 (i),(k) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
5.250 12/31/54 5,032,070
80,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 80,081
6,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 6,995,167
23,205,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.000 06/30/49 23,101,459

Portfolio of Investments March 31, 2026
(continued)
High Yield
78
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5.250% 06/30/60 $ 2,010,454
46,045,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.250 06/30/60 46,285,663
13,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 13,028,622
25,000,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
6.000 06/30/55 26,585,925
15,190,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5.500 06/30/59 15,612,923
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6.000 06/30/59 3,146,463
8,930,000 (i) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5.000 06/30/49 8,890,155
13,920,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6.000 06/30/54 14,426,443
4,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5.125 06/30/60 3,976,491
28,980,000 (i) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5.125 06/30/60 28,809,682
6,095,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5.375 06/30/60 6,050,789
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 5,485,595
13,570,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 14,267,095
11,390,000 (d) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4.750 11/01/42 10,035,696
3,010,000 (d) Ogdensburg Bridge and Port Authority, New York, Revenue
Bonds, Series 2017, (AMT)
5.750 07/01/47 2,695,112
1,000,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6.000 09/01/43 1,073,501
20,000,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT), (UB)
5.000 12/01/53 19,843,968
25,765,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/55 21,973,260
9,265,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/60 7,771,977

79
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,745,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021,
(AMT), (UB)
4.000% 07/15/51 $ 4,997,628
21,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 1,781,056
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 1,546,916
7,205,000 (i) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5.000 11/15/49 7,379,386
10,000,000 (i) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5.000 11/15/54 10,200,109
5,110,000 (i) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)
4.000 05/15/51 4,465,422
34,565,000 (i) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C, (UB)
5.250 05/15/52 35,746,297
10,000,000 (i) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
4.500 12/01/56 9,503,041
10,175,000 (i) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5.500 12/01/59 10,773,915
13,050,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4.125 05/15/53 11,807,857
10,125,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
4.250 05/15/58 9,261,635
35,930,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4.250 05/15/58 32,866,227
45,930,000 (i),(k) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4.500 05/15/63 43,770,229
9,060,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A, (UB)
4.000 05/15/57 7,887,192
15,000,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5.250 05/15/64 15,518,880
10,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/45 9,255,249
18,790,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/48 17,237,085
5,100,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/36 5,219,926
3,530,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/41 3,541,276
7,000,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/56 6,176,891
8,450,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5.000 11/01/46 7,761,215
3,750,000 (i) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5.750 11/01/49 4,002,965
3,550,000 (i) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5.000 11/01/51 3,563,045
TOTAL NEW YORK 1,850,385,062

Portfolio of Investments March 31, 2026
(continued)
High Yield
80
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.2%
$ 5,000,000 (i) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021B, (AMT), (UB)
4.000% 07/01/51 $ 4,293,074
100,000 (d) Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015
5.375 03/01/40 100,078
19,065,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/54 18,212,341
6,774,338 Winston-Salem, North Carolina, Multifamily Housing Revenue
Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put
7/01/34)
4.400 11/01/56 5,933,769
TOTAL NORTH CAROLINA 28,539,262
NORTH DAKOTA - 0.4%
4,585,000 (i) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5.000 12/01/48 4,625,368
7,450,000 (i) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5.000 12/01/53 7,457,860
4,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/50 3,890,615
10,000,000 (i) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A, (UB)
4.600 07/01/43 10,067,518
4,690,000 (i) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D, (UB)
4.550 07/01/48 4,592,822
8,870,000 (i) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.700 07/01/49 8,744,641
7,500,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/48 6,528,527
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/53 2,502,258
2,022,313 (g) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
6.250 06/30/26 77,050
9,373,783 (g) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7.750 09/01/38 357,141
TOTAL NORTH DAKOTA 48,843,800
OHIO - 3.3%
2,800,000 (l) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5.250 11/15/41 2,845,868
15,400,000 (l) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5.250 11/15/46 15,652,277
298,890,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 21,860,336
112,620,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 90,940,650
2,030,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Silver Birch of Columbus Project,
Series 2025A
6.050 01/01/46 2,045,938
5,185,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/53 5,046,780
1,500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5.000 12/01/51 1,470,899
10,450,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 10,245,988
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.250 02/15/47 1,454,152

81
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,275,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4.000% 12/01/46 $ 3,614,971
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/51 950,523
14,500,000 (i) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015, (UB)
4.125 05/15/45 13,901,821
17,540,000 (i) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2018A, (UB)
4 .000 05/15/47 16,114,986
33,880,000 (i) Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)
5.000 08/15/42 34,316,568
7,265,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5.000 09/15/50 6,847,305
2,200,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/51 2,218,894
2,000,000 Hardin County, Ohio Economic Development Facility Revenue
Bonds, Ohio Northern University, Refunding & Improvement
Series 2020
5.500 05/01/50 1,789,293
2,565,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5.000 12/01/32 2,529,537
5,475,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A
6.250 12/01/33 5,478,551
4,240,000 (d) Lorain County Port Authority, Ohio, Tax Increment Revenue
Bonds, North Ridgeville- Riddell Public Improvement Project,
Series 2017
5.750 12/01/41 4,111,320
31,710,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5.000 07/01/49 28,753,582
3,900,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford At The Enclave Project, Series 2025A
6.500 01/01/45 4,025,322
3,750,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6.300 01/01/45 3,818,660
2,470,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6.250 01/01/45 2,550,301
2,090,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6.250 01/01/45 2,157,947
2,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 2,019,136
3,245,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.900 09/01/48 3,268,362
3,680,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.950 09/01/54 3,685,506
4,225,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.550 09/01/49 4,113,846
13,290,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.650 09/01/54 12,858,450
1,000,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 12/31/39 1,000,013
7,710,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 06/30/53 7,545,570
13,345,000 (i) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B, (UB)
5.000 12/01/53 13,386,735
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/58 1,032,684

Portfolio of Investments March 31, 2026
(continued)
High Yield
82
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,300,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250% 12/01/63 $ 1,338,941
2,200,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6.500 01/01/45 2,291,683
16,545,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6.000 12/01/50 16,575,770
25,585,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 25,223,888
22,870,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.750 12/01/52 23,359,395
TOTAL OHIO 402,442,448
OKLAHOMA - 0.5%
5,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 5,163,548
3,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.50 0 08/15/57 2,924,869
2,910,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 3,013,705
10,000,000 (i) Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2023B, (UB)
4.125 10/01/53 9,139,926
4,665,000 Osage County Industrial Authority, Oklahoma, Sales and Use
Tax Revenue Bonds, Refunding Series 2023
5.750 09/01/53 4,602,462
2,828,235 (g) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
6.875 11/01/46 17,959
4,149,188 (g) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
7.000 11/01/51 26,348
9,525,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5.500 06/01/35 9,524,569
2,850,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001A, (AMT)
5.500 12/01/35 2,849,871
10,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5.500 12/01/35 10,704,516
7,500,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 8,507,014
3,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/40 3,288,781
TOTAL OKLAHOMA 59,763,568
OREGON - 0.2%
10,000,000 (i) Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A - AGM Insured, (UB)
4.000 08/15/45 9,168,251
815,000 (d) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5.250 06/15/55 723,892
2,410,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
7.000 06/15/52 2,511,034
225,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022B
9.000 06/15/29 227,981
3,125,000 Polk County Hospital Facility Authority, Oregon, Revenue
Bonds, Dallas Retirement Village Project, Series 2015A
5.375 07/01/45 3,122,431
10,000,000 (i) Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT), (UB)
5.0 00 07/01/52 10,026,302
2,480,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 2,483,516
TOTAL OREGON 28,263,407

83
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 2.8%
$ 12,905,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750% 08/01/42 $ 12,916,271
5,300,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/51 5,299,119
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A
- AGM Insured, (AMT)
4.000 01/01/56 843,067
5,000,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/56 4,960,389
5,690,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5.500 01/01/50 5,972,564
8,000,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5.500 01/01/55 8,349,938
2,670,000 Allegheny County Industrial Development Authority,
Pennsylvania, , Charter School Revenue Bonds, Propel Charter
School-Sunrise, Series 2013
6.000 07/15/38 2,586,533
3,000,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5.000 06/15/57 2,508,601
5,235,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 5,480,551
2,100,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5.000 05/01/42 2,096,686
2,000,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2025
6.000 05/01/42 2,172,772
2,450,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6.000 05/01/42 2,502,658
7,200,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 5,944,563
1,279,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 1,363,598
14,647,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 13,792,232
8,569,000 (j) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0.000 06/30/44 6,324,651
12,565,000 (j) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
0.000 06/30/44 7,004,065
8,160,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 6,669,415
6,305,000 (i) Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)
4.000 12/01/51 5,412,499
705,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 663,490
680,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/35 608,474
1,400,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.250 12/01/45 1,138,348
1,000,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022
6.000 10/15/52 971,349

Portfolio of Investments March 31, 2026
(continued)
High Yield
84
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 290,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5.000% 03/01/38 $ 291,027
896,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5.125 03/01/48 879,856
3,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 1,950,000
3,000,000 (i) Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018, (UB)
4.000 07/15/43 2,509,422
8,455,000 (i) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2014A, (UB)
4.000 06/01/41 8,125,635
5,000,000 (i) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1, (UB)
5.000 02/15/45 5,029,791
11,000,000 (i) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A, (UB)
5.000 04/01/50 11,036,630
11,575,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5.750 01/01/65 10,874,724
1,075,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6.750 01/01/65 1,015,812
1,600,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Taxable First Tier Series 2025A-1
8.000 01/01/44 1,580,376
6,340,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Third Tier Series 2025C
8.500 01/01/67 6,041,106
5,000,000 (i) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5.000 09/01/48 5,012,917
8,405,000 (i) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4.000 05/01/52 7,242,871
5,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5.000 05/01/57 4,936,644
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500 09/01/43 1,025,846
1,071,352 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2.200 06/30/27 471,395
590,116 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0.900 06/30/27 106,221
30,690,000 (c),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10.000 12/01/40 3,069
30,690,000 (c),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 3,069
29,220,000 (c),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10.000 12/01/31 2,922
17,565,000 (c),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Taxable Series 2020B-2
10.000 12/01/29 1,757

85
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,700,000 (h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5.250% 12/01/38 $ 1,703,189
12,885,000 (i) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5.000 12/31/57 12,881,477
4,900,000 (d),(h) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/51 5,327,983
5,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3.250 08/01/39 3,788,835
9,900,000 (d),(h) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5.450 03/01/56 9,915,247
2,765,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 1,856,422
10,000,000 (i) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4.375 11/01/54 8,876,754
15,000,000 (i) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4.250 02/15/55 14,145,717
5,000,000 (i) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/43 5,202,164
17,335,000 (i) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/50 17,426,664
25,000,000 (i) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 24,403,975
6,440,000 (i) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 6,261,929
10,000,000 (i) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A, (UB)
5.250 12/01/55 10,459,226
75,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/42 72,881
2,590,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/49 2,325,985
656,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Multifamily Housing Revenue Bonds,
Presbyterian Homes Germantown - Morrisville Project, Series
2005A
5.625 07/01/35 656,878
7,970,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5.375 06/15/50 7,336,155
750,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006
6.250 05/01/33 750,326
300,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6.470 11/01/37 265,725
4,785,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6.600 11/01/47 3,928,729
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5.300 07/01/42 823,137
32,385,000 (i) Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A, (UB)
4.000 06/01/49 28,421,322
6,800,000 (d) Southcentral Pennsylvania General Authority, Revenue Bonds,
York Academy Regional Charter School Project, Series 2018A
6.000 07/15/38 6,908,119
TOTAL PENNSYLVANIA 347,461,762

Portfolio of Investments March 31, 2026
(continued)
High Yield
86
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 7.9%
$ 59,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2005A
0.000% 05/15/50 $ 11,785,008
40,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000 05/15/57 1,854,336
215,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008B
0.000 05/15/57 6,340,135
736,363 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico
Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N
2.993 12/06/49 398,574
5,965,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
4.000 07/01/47 5,249,335
16,780,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/47 16,486,063
12,165,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
4.000 07/01/42 11,508,872
5,025,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/42 4,753,973
37,355,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/47 32,873,248
102,725,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 59,930,069
1,465,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5.500 01/01/27 862,096
30,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/27 18,092
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5.000 07/01/42 1,193
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5.050 07/01/42 1,773
3,845,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 2,268,236
7,260,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 4,288,107
2,040,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 1,232,127
5,165,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 3,054,761
250,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 152,811
11,270,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 01/01/27 6,936,695
15,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 01/01/27 9,464
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 1,794
2,735,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 1,638,470
5,770,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/30 3,625,861
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 1,768
4,840,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/26 2,936,802
1,510,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
4.250 01/01/27 908,745
185,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/27 109,701
23,345,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/27 14,372,203
1,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.400 07/01/28 586
5,525,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.750 07/01/36 3,451,452

87
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 205,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000% 07/01/26 $ 121,188
250,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/26 149,481
21,435,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 12,772,913
60,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4.250 01/01/27 37,664
475,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 280,524
135,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 79,794
125,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 73,883
1,150,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 682,046
590,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 349,677
5,690,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 3,555,227
6,535,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 3,958,263
255,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/28 152,909
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
6.750 07/01/36 1,754
1,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7.500 01/01/27 555,055
910,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/25 546,121
1,065,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/26 641,018
90,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/26 57,473
11,835,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 4,147,170
36,235,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 21,568,030
1,865,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/25 1,101,984
105,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/26 61,235
2,915,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 1,804,464
4,245,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 2,594,245
550,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 325,752
2,895,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/27 1,693,564
12,750,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 7,498,851
18,595,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 10,872,453
3,420,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 01/01/27 2,029,555
2,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.625 07/01/25 1,190,638
890,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/25 538,003
30,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.750 07/01/26 17,830

Portfolio of Investments March 31, 2026
(continued)
High Yield
88
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 2,220,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000% 07/01/28 $ 1,385,760
1,960,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 07/01/25 1,165,447
215,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.750 07/01/26 128,199
405,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.875 07/01/27 242,834
69,505,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/40 41,288,527
21,705,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 07/01/25 12,812,442
1,620,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 01/01/27 950,871
235,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.250 07/01/30 146,808
9,220,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 5,268,880
18,645,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 10,902,377
5,820,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/40 3,362,707
11,065,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 6,555,754
19,715,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 11,457,016
5,400,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 3,182,106
75,300,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.050 07/01/32 43,781,638
34,730,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 20,074,913
2,592,109 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 2,592,725
224,212,091 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 78,957,857
241,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 62,009,220
4,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.750 07/01/53 4,243,158
106,452,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 101,355,611
50,220,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
0.000 07/01/51 12,872,556
4,353,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.536 07/01/53 3,895,698
49,616,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 45,882,445
17,764,317 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 12,323,995
37,000,228 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 26,893,745
16,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 15,463,597
15,421,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 14,288,371
55,221,195 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 47,451,534
103,786,102 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 69,666,421
20,872,626 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1.000 11/01/51 12,758,393

89
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 2,105,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000% 06/01/26 $ 2,103,951
8,875,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 8,763,990
3,345,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/26 3,343,334
7,748,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/30 7,651,086
4,882,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/36 4,656,476
TOTAL PUERTO RICO 976,391,556
RHODE ISLAND - 0.2%
2,100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5.250 05/15/54 2,061,486
178,805,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 25,326,637
TOTAL RHODE ISLAND 27,388,123
SOUTH CAROLINA - 1.4%
2,000,000 (d) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5.500 10/01/55 1,995,658
2,735,000 (d) Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-2
5.750 12/01/46 2,503,106
4,895,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.000 11/01/39 1,302,739
15,575,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.000 11/01/39 5,255,534
19,375,000 (i) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put
3/01/31), (UB)
5.250 02/01/54 20,691,841
1,820,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7.750 11/15/45 1,845,111
5,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6.750 12/01/60 4,880,937
4,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.250 08/15/46 3,628,725
20,980,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5.750 06/01/52 15,722,284
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5.750 10/01/45 948,815
5,870,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5.750 06/15/49 5,423,547
5,775,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5.000 11/15/55 4,946,229
4,235,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7.125 06/01/60 4,250,961
1,905,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7.125 06/15/53 1,920,660
1,830,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/51 1,410,115

Portfolio of Investments March 31, 2026
(continued)
High Yield
90
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 1,585,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.000% 06/15/53 $ 1,585,091
1,020,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.125 06/15/58 1,024,837
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5.000 05/01/43 665,959
1,255,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5.125 05/01/48 1,062,705
3,165,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5.750 12/01/60 3,098,965
10,000,000 (i) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, AnMed Health Project, Series 2023,
(UB)
5.250 02/01/53 10,271,503
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5.625 10/01/60 972,393
12,855,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5.000 12/01/56 12,594,830
16,000,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A, (UB)
4.000 12/01/47 14,391,586
13,020,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A - BAM Insured,
(UB)
4.000 12/01/52 11,392,422
23,265,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B - BAM Insured,
(UB)
4.000 12/01/55 20,043,814
10,000,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B, (UB)
5.000 12/01/49 10,273,840
6,815,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-2
5.750 12/01/42 6,615,546
2,670,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-3
5.330 12/01/41 2,670,281
TOTAL SOUTH CAROLINA 173,390,034
SOUTH DAKOTA - 0.1%
5,685,000 (d) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose
Refunding Bonds, Series 2014C
6.000 03/01/32 4,661,687
5,630,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4.000 09/01/50 5,018,147
TOTAL SOUTH DAKOTA 9,679,834
TENNESSEE - 1.1%
845,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000 12/01/26 820,139
1,665,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000 12/01/31 1,236,020
2,550,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 2,514,694
13,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/54 13,276,071
25,500,000 (i) Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)
4.000 07/01/40 24,079,885
2,000,000 (i) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5.500 07/01/59 2,077,113

91
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 4,000,000 (i) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5.000% 07/01/64 $ 3,958,442
4,485,000 (g) Memphis Health, Educational and Housing Facilities Board,
Tennessee, Multifamily Housing Revenue Bonds, Serenity
Towers Apartments, Series 2014A
5.875 03/01/44 1,794,000
4,405,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5.500 07/01/37 3,321,197
5,150,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5.625 01/01/46 3,472,957
11,300,000 (i) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/56 11,638,826
8,250,000 (i) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023, (UB)
5.250 05/01/53 8,409,108
5,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5.000 10/01/45 4,711,319
3,975,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5.250 06/01/47 3,719,419
3,250,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5.375 06/01/52 2,978,039
8,415,000 (i) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A,
(UB)
5.000 07/01/46 8,420,508
8,500,000 (i) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.250 07/01/47 8,746,565
4,000,000 (i) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.000 07/01/52 4,006,259
3,695,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.250 07/01/51 3,805,381
7,350,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/54 7,297,970
5,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5.350 07/01/48 5,157,293
1,500,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.700 07/01/49 1,478,562
1,155,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.800 07/01/54 1,140,870
7,400,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4.550 07/01/48 7,246,669
4,000,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4.700 07/01/53 3,938,778
TOTAL TENNESSEE 139,246,084
TEXAS - 10.9%
3,495,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4.000 10/01/50 2,702,636
2,070,000 (d) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 1,744,466
7,750,000 (i) Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
4.375 02/15/50 7,420,721

Portfolio of Investments March 31, 2026
(continued)
High Yield
92
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
5.875% 09/15/55 $ 1,013,757
4,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
6.500 09/01/48 4,095,629
1,500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
6.000 09/01/52 1,515,892
3,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6.750 09/01/48 3,086,275
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5.750 09/15/54 1,005,194
1,300,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley
Farms Public Improvement District Improvement Area 1
Project, Series 2026
5.700 09/15/56 1,272,157
1,191,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5.875 09/15/53 1,220,839
1,750,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
5.500 09/15/55 1,733,699
750,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
5.000 09/01/37 753,729
5,800,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6.375 06/01/62 5,658,467
1,000,000 (d) ate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 3B,
Series 2023
5.375 08/15/53 1,003,508
1,750,000 (d) Aubrey Public Improvement District 1, Denton County, Texas,
Special Assessment Revenue Bonds, Series 2023
6.000 09/01/53 1,758,848
1,000,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phase 3B
Project, Series 2022
6.000 09/01/45 1,049,354
3,800,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
6.200 09/01/47 3,848,572
5,000,000 (i) Austin, Texas, Airport System Revenue Bonds, Series 2022,
(AMT)
5.250 11/15/47 5,141,079
20,000,000 (i) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023, (UB)
5.250 11/15/53 20,802,092
2,920,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6.000 11/01/28 2,925,068
1,500,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5.500 11/01/51 1,508,703
1,200,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5.625 09/01/55 1,201,452
2,000,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5.250 09/01/51 1,893,494
12,175,000 (i) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2022, (UB)
4.250 02/15/52 11,103,464
24,500,000 (i) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023, (UB)
4.250 02/15/53 22,042,667
5,870,000 Bonham Independent School District, Fannin County, Texas,
General Obligation Bonds, School Building Series 2023
4.000 02/15/49 5,276,013
1,410,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5.500 09/15/53 1,408,189
1,020,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5.875 09/15/55 1,041,577

93
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,250,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6.000% 09/01/55 $ 2,188,154
3,750,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.750 09/01/55 3,654,448
1,635,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.125 09/01/38 1,646,489
4,135,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.250 09/01/47 4,104,398
4,230,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.500 09/01/38 4,289,717
7,480,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.625 09/01/48 7,515,973
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill
Public Improvement District  2 Phase 2 & 3 Direct Improvement
Project, Series 2023
6.000 09/01/53 992,188
5,405,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Columns
Public Improvement District Project, Series 2018
6.250 09/01/48 5,471,186
5,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5.625 09/01/48 5,006,127
879,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 2
Project, Series 2026
5.375 09/01/46 877,041
1,290,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 2
Project, Series 2026
5.625 09/01/55 1,280,949
325,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5.375 09/01/38 329,634
408,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5.500 09/01/46 409,691
1,111,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5.625 09/01/38 1,134,382
1,750,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
6.125 09/01/55 1,708,213
1,250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5.500 09/01/54 1,267,337
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
5.375 09/01/53 499,736
1,000,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project,
Series 2023
5.375 09/01/43 1,018,549
3,115,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
6.125 09/01/46 3,150,191
1,245,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6.125 09/01/46 1,252,488
1,100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6.750 09/01/53 1,094,702
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5.625 09/01/55 976,220
2,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile
Creek Public Improvement District Major Improvement Area
Project, Series 2023
5.750 09/01/52 2,021,666
1,765,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.250 09/01/41 1,592,832

Portfolio of Investments March 31, 2026
(continued)
High Yield
94
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,140,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5.000% 09/01/36 $ 1,144,265
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
5.500 09/01/42 514,774
1,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5.750 09/01/54 1,512,569
9,295,000 (i) Chamber County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2023, (UB)
4.000 03/01/53 8,113,012
14,850,000 (i) Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.000 02/15/53 13,046,950
3,000,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5.375 09/15/52 2,887,426
1,500,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6.125 09/15/52 1,513,068
1,825,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.600 09/01/38 1,842,457
2,940,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.700 09/01/47 2,939,976
1,500,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5.375 09/01/55 1,484,843
1,300,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
5.000 09/01/46 1,297,843
1,640,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4.000 10/01/50 1,250,452
1,000,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6 .500 09/15/54 989,440
8,000,000 (i) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2024, (UB)
4.250 07/15/54 7,359,170
5,500,000 (i) Corpus Christi, Texas, Utility System Revenue Bonds, Senior
Lien Improvement Refunding Series 2023, (UB)
4.125 07/15/53 4,972,262
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5.625 09/15/55 977,540
4,165,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
6.125 09/15/52 4,277,483
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6.750 09/15/52 1,039,089
6,000,000 (i) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.250 02/01/53 5,523,036
10,215,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5.250 02/01/53 10,594,792
10,910,000 (i) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024, (UB)
4.250 02/01/54 10,017,655
1,750,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5.500 09/01/55 1,701,730

95
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,500,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5.750% 09/15/55 $ 1,496,893
3,575,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6.125 12/31/55 3,650,021
1,900,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.625 12/31/55 1,926,410
3,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5.625 12/31/54 3,231,010
2,180,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6.250 12/31/54 2,132,587
5,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/53 5,093,001
11,000,000 (i) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5.000 08/15/53 11,204,601
1,600,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6.250 09/15/54 1,516,265
1,000,000 (d) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5.625 09/01/55 977,601
4,350,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/43 4,130,930
1,000,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6.250 09/15/55 1,016,042
1,000,000 Edinburg Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Series 2021A
3.375 08/15/46 676,717
1,500,000 (d) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
5.500 09/15/55 1,454,367
3,985,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
6.000 08/15/52 4,027,097
3,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 3,000,015
2,715,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7.000 09/15/54 2,707,471
3,010,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7.500 09/15/55 3,072,148
6,060,000 (i) Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured,
(UB)
4.375 10/01/53 5,666,542
13,000,000 (i) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
4.125 07/01/52 11,346,617
10,000,000 (i) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
5.000 07/01/52 10,108,871
7,400,000 (i) Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015, (UB)
4.000 12/01/45 6,832,465
5,405,000 (i) Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2023A, (UB)
4.250 09/15/48 5,167,136
10,950,000 (i) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2021A, (UB)
4.000 08/15/50 9,742,988
520,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/26 510,441

Portfolio of Investments March 31, 2026
(continued)
High Yield
96
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 355,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000% 11/15/27 $ 337,897
480,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/28 442,735
125,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/29 111,549
1,910,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/32 1,494,466
2,075,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/34 1,435,678
10,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/35 6,504
25,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/35 15,505
770,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/36 470,920
3,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/36 1,962,158
480,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/37 275,878
1,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/37 564,433
310,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/38 167,407
1,620,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/38 816,728
340,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/39 172,481
790,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/39 371,837
3,120,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/40 1,486,564
2,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/40 957,775
14,010,000 (l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/41 6,268,301
2,940,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/41 1,208,850
1,840,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0.000 11/15/41 760,725
1,180,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/34 775,074
26,165,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/38 13,119,903
8,805,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/40 3,861,219
1,250,000 (d) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
5.625 09/15/45 1,256,602
5,175,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6.000 02/15/36 5,176,349

97
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,220,000 (d) Heritage Public Improvement District 1, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5.500% 09/01/53 $ 1,218,512
1,000,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5.250 09/01/54 972,376
7,560,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/53 1,604,347
5,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/54 963,642
12,500,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/55 2,266,858
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2021A, (AMT)
4.000 07/01/46 4,440,059
3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/38 3,237,571
10,680,000 (k) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5.500 09/01/58 11,344,231
750,000 (d) Huntsville, Walker County, Texas, Special Assessment Revenue
Bonds, The Reserves of Huntsville Public Improvement District
Series 2024
5.625 09/15/54 737,719
1,075,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5.625 09/01/58 1,081,103
2,225,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5.375 09/01/60 2,135,353
2,000,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5.500 09/01/53 1,969,748
1,105,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5.375 09/01/38 1,112,233
1,930,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5.125 09/01/47 1,926,709
1,500,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
6.000 09/15/52 1,521,568
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5.250 09/01/43 2,069,264
1,500,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5.500 09/01/47 1,534,007
1,835,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5.750 09/01/53 1,859,379
1,125,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5.750 09/01/53 1,131,116
830,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North Public Improvement District Major Improvement Area 2
Project, Series 2024
5.375 09/01/54 831,442
2,295,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
6.000 09/01/53 2,274,040
10,000,000 (i) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A, (UB)
5.000 02/15/58 10,179,052
26,240,000 (i) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A - BAM Insured, (UB)
5.000 02/15/58 26,709,832

Portfolio of Investments March 31, 2026
(continued)
High Yield
98
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,700,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
6.125% 09/15/52 $ 2,793,570
1,250,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6.000 09/15/54 1,278,395
2,700,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Crystal
Springs Public Improvement District Project, Series 2018
5.300 09/01/48 2,638,355
1,090,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Northern
Improvement Area Major Improvement Project, Series 2017
5.375 09/01/47 1,090,148
3,855,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
5.000 09/01/47 3,689,777
140,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
5.125 09/01/27 141,444
2,150,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
6.000 09/01/46 2,172,422
975,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2017
5.375 09/01/46 975,912
3,000,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District 2 Project, Series
2022
6.875 09/01/52 3,101,045
11,270,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District Improvement
Area 2 Project, Refunding & Improvement Series 2018
5.750 09/01/48 11,460,215
6,060,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Phase I, Refunding & Improvement
Series 2018
5.250 09/01/44 6,138,047
5,400,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
6.000 09/01/47 5,475,068
723,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.750 09/01/38 742,585
1,350,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.875 09/01/47 1,378,731
6,405,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
6.750 09/01/48 6,563,458
1,300,000 (d) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
6.125 09/01/56 1,286,427
1,300,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
5.500 09/15/55 1,274,974
1,130,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6.000 09/15/55 1,150,014
2,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
7.000 09/15/55 2,084,860
1,435,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
4.000 09/15/51 1,120,862
1,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5.500 09/15/53 991,723
700,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 4,
Series 2024
5.625 09/15/54 701,582

99
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6.250% 09/15/55 $ 1,328,369
1,755,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5.750 09/01/49 1,756,995
1,500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6.625 09/01/54 1,434,137
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
5.125 09/01/51 890,527
1,250,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7.625 09/01/54 1,231,789
1,250,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Viera Public Improvement District 1 Improvement Areas 1
Project, Series 2026
5.750 09/01/56 1,221,628
15,000,000 (i) Medina Valley Independent School District, Medina County,
Texas, General Obligation Bonds, School Building Series 2023,
(UB)
4.000 02/15/53 13,261,319
850,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5.250 09/01/38 863,405
1,595,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5.375 09/01/48 1,594,362
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2023
5.125 09/01/52 945,534
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.750 09/15/39 1,035,368
2,300,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6.000 09/15/49 2,329,693
1,210,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5.625 09/01/53 1,219,903
1,100,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-1 Projects, Series 2023
5.625 09/01/53 1,109,003
4,250,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.750 09/01/53 4,316,793
2,000,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-2-A4
Projects, Series 2025
5.750 09/01/55 1,959,887
3,285,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7.000 08/15/60 3,338,437
4,235,000 Montgomery County Municipal Utility District 132, Texas,
General Obligation Bonds, Road Series 2023 - AGM Insured
4.000 09/01/47 3,782,679
1,595,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.625 08/15/39 1,595,655
3,340,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.750 08/15/49 3,339,678
780,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 780,000
5,050,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 5,050,000
22,845,691 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0.000 11/15/61 10,517,270

Portfolio of Investments March 31, 2026
(continued)
High Yield
100
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,305,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5.500% 07/01/54 $ 3,634,339
3,355,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
6.750 07/01/44 3,471,320
670,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5.375 11/15/36 660,955
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5.500 11/15/46 898,078
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5.500 11/15/52 1,742,837
2,204,828 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 08/01/25 2,160,731
4,000,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/27 3,920,000
10,500,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/30 10,342,960
29,800,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/35 29,166,956
141,700,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 133,282,425
17,310,000 (i) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A - BAM Insured, (UB)
4.000 12/15/58 14,574,855
9,530,000 (i) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A, (UB)
4.000 12/15/58 7,952,467
1,165,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4.250 09/15/51 1,007,039
670,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5.625 09/01/40 672,491
658,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5.250 09/01/40 658,543
923,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5.375 09/01/50 902,555
10,000,000 (i) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023, (UB)
4.000 02/15/48 9,265,591
33,720,000 (i) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5.000 02/15/55 34,673,797
1,000,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5.625 09/15/54 979,509

101
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,005,000 (d) Paris, Lamar County, Texas, Special Assessment Revenue
Bonds, Forestbrook  Public Improvement District 1
Improvement Area 1, Series 2025
6.125% 09/01/55 $ 983,633
25,000,000 (i) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Combination Tax and Revenue Series
2023A, (UB)
4.125 08/01/53 22,209,570
20,710,000 (i) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)
5.000 08/01/53 21,157,738
1,100,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.375 09/15/55 1,124,268
2,000,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.375 09/15/55 2,044,123
1,150,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125 09/15/55 1,175,343
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5.250 09/15/32 360,637
800,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5.500 09/15/42 812,999
750,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5.500 09/15/42 762,187
1,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6.000 09/15/46 994,445
2,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6.250 09/15/56 1,959,602
545,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Major
Improvement District Project, Series 2026
6.750 09/15/46 542,144
1,500,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Major
Improvement District Project, Series 2026
7.000 09/15/56 1,471,935
3,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5.500 09/15/48 2,992,443
4,900,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
6.000 09/15/52 4,962,554
1,901,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Major Improvement
Area Project, Series 2022
6.500 09/15/52 1,950,189
5,725,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 5,205,688
7,565,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4.000 01/01/50 5,665,148
9,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3.000 01/01/50 5,431,128
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.125 01/01/44 1,898,059

Portfolio of Investments March 31, 2026
(continued)
High Yield
102
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.250% 01/01/54 $ 1,777,810
20,000,000 (i) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
5.000 10/01/51 20,357,548
1,105,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5.125 09/01/43 1,108,599
875,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 2 Project, Series 2025
6.000 09/01/55 888,707
4,285,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Crossroads Public Improvement District Major improvement
Project, Series 2018
6.500 09/01/48 4,369,067
1,700,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
5.500 09/01/53 1,658,027
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5.625 09/01/55 998,669
2,750,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7.000 09/01/53 2,784,861
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7.875 09/01/53 1,021,604
1,500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 1
Project, Series 2023
6.375 09/01/53 1,548,055
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5.625 09/01/55 992,984
2,235,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.750 09/01/49 2,243,034
1,400,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5.500 09/01/55 1,361,384
5,840,000 (i) Quinlan Independent School District, Hunt and Kaufman
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.000 08/15/53 5,120,878
3,605,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 3,542,415
6,280,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/32 3,579,600
5,525,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/42 3,149,250
14,375,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/47 8,193,750
445,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
6.000 09/15/46 441,497
1,300,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public improvement District
Improvement Area 1 Project, Series 2023
6.375 09/15/53 1,327,254
1,365,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4.625 09/15/39 1,341,515
4,000,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5.750 09/15/52 4,002,053
600,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5.875 09/15/42 620,293

103
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
6.000% 09/15/52 $ 1,317,993
750,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
6.000 09/15/50 780,748
1,000,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000 09/15/52 1,083,950
2,235,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5.625 09/15/50 2,266,733
710,000 Salado, Bell County, Texas, Special Assessment Revenue
Bonds, Sanctuary East Public Improvement District
Improvement Area 1 Project Series 2024
6.500 09/01/54 703,430
6,000,000 (i) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2023A, (UB)
5.250 05/15/52 6,270,714
3,800,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5.750 09/01/39 3,846,176
5,000,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5.750 09/01/48 5,011,127
2,200,000 San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper Public
Improvement District Series 2020
5.625 09/01/50 2,203,606
1,000,000 (d) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
6.000 09/15/54 1,017,846
7,010,000 (i) Sherman, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, (UB)
5.000 08/15/53 7,116,464
1,800,000 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5.250 09/01/51 1,749,064
9,000,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
4.125 12/01/54 7,809,244
8,250,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5.000 11/15/51 8,369,751
11,000,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5.000 11/15/51 11,159,667
240,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.625 11/15/37 243,240
5,875,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.750 11/15/47 5,908,765
5,865,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.750 11/15/52 5,889,231
8,000,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
4.000 07/01/53 6,791,429
7,890,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5.000 07/01/53 7,903,710
2,075,000 (g) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2009A
8.000 02/15/38 1,685,937
1,000,000 (g) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6.375 02/15/48 812,500

Portfolio of Investments March 31, 2026
(continued)
High Yield
104
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (g) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6.375% 02/15/52 $ 812,500
13,700,000 (i) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5.000 07/01/48 13,882,115
13,860,000 (i) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
5.250 08/15/48 14,452,992
15,935,000 (i) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
4.250 08/15/53 14,586,934
35,000,000 (i) Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025,
(UB)
4.250 09/01/55 32,392,360
10,360,000 (i) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5.200 07/01/48 10,545,417
5,000,000 (i) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5.250 07/01/53 5,088,699
6,320,000 (i) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Tender Option Bond
Trust 2023-XL0439, (UB)
5.250 01/01/53 6,380,954
12,550,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5.500 12/31/58 12,769,477
2,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/42 2,406,725
32,235,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 31,272,366
4,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/52 1,003,902
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5.000 10/15/58 5,106,533
13,000,000 (i) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A, (UB)
5.000 10/15/58 13,276,986
15,000,000 (i) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4.250 10/15/51 13,985,408
8,440,000 (i) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4.375 10/15/59 7,909,868
500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5.625 09/01/51 505,554
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Longview 71 Public Improvement
District Area1 Project, Series 2024
5.125 09/01/54 817,139
870,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.375 09/01/42 900,419
1,500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.500 09/01/52 1,501,624
3,071,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
6.625 09/01/52 3,163,749
3,200,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6.500 09/15/52 3,082,844
1,017,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4.000 09/15/51 813,054
2,000,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
5.000 09/01/47 1,954,194

105
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 21,300,000 (i) Waller Independent School District, Waller and Harris
Counties, Texas, General Obligation Bonds, School Building
Series 2023A, (UB)
4.000% 02/15/48 $ 19,325,959
17,555,000 (i) Waxahachie Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.250 02/15/53 16,306,541
2,765,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.125 09/01/35 2,765,330
2,450,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.250 09/01/40 2,453,682
6,250,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.375 09/01/45 6,249,959
TOTAL TEXAS 1,355,942,408
UTAH - 1.9%
2,000,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Limited
Tax General Obligation and Special Revenue Bonds, Series
2025
6.000 03/01/56 1,985,994
1,700,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5.625 12/01/54 1,702,827
5,900,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.750 03/01/41 5,259,909
3,500,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7.375 09/15/51 3,155,800
9,640,000 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5.625 12/01/53 9,650,617
10,870,000 (d),(g) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 10,354,933
2,190,000 (d) Copper Rim Infrastructure Financing District, West Jordan, Salt
Lake County, Utah, Special Assessment Bonds, Copper Rim
Assessment Area, Series 2025
6.125 12/01/54 2,236,942
2,945,000 (d) Courtyards at Shurtz Canyon Public Infrastructure District,
Utah, Special Assessment Bonds, Courtyards at Shurtz Canyon
Assessment Area, Series 2025A-2
6.875 12/01/45 3,050,906
1,120,000 (d) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5.625 03/01/46 1,128,812
2,350,000 (d) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5.875 03/01/51 2,372,695
3,525,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6.000 03/01/53 3,380,177
504,000 (d) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.750 03/15/55 506,245
2,750,000 (d) Fields Estates Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Fields Estates Assessment Area
Series 2024A-2
5.250 12/01/53 2,648,124
4,635,482 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5.625 12/01/43 4,718,222
2,375,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6.625 03/01/54 2,425,324
5,452,000 (d) Fox Hollow Infrastructure Financing District, Saratoga Springs,
Utah County, Utah, Special Assessment Bonds, Fox Hollow
Assessment Area, Series 2025
6.125 12/01/54 5,301,119
10,000,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5.500 03/01/51 7,782,842
1,715,000 (d) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6.875 03/01/55 1,804,166
6,745,000 (d) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6.250 12/01/55 6,745,766
3,275,000 Jepson Canyon Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2022A
5.125 03/01/51 2,586,094

Portfolio of Investments March 31, 2026
(continued)
High Yield
106
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 3,810,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.250% 02/01/40 $ 3,390,058
11,000,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.500 02/01/50 8,836,066
1,955,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Lien Series
2020B
7.875 08/15/50 1,572,756
1,700,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6.250 06/01/55 1,771,372
2,800,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6.750 06/01/55 2,400,908
3,210,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4.250 06/01/41 2,905,139
7,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4.625 06/01/57 6,253,361
3,375,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5.000 06/01/44 3,390,901
2,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6.000 06/15/54 2,040,557
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5.500 06/01/55 986,928
1,000,000 (d) Moonlight Village, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6.000 03/01/56 1,002,595
11,250,000 (d) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6.500 03/01/55 11,516,525
7,500,000 (d) Northpoint Infrastructure Financing District, Salt Lake City,
Salt Lake County, Utah, Special Assessment Bonds Northpoint
Assessment Area, Series 2026
6.625 12/01/55 7,389,074
1,250,000 (d) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6.125 03/01/56 1,250,601
1,485,000 (d) Olympia Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2024A-1
6.375 03/01/55 1,518,114
3,000,000 (d) Panorama Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6.250 03/01/55 3,006,309
1,200,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7.375 08/15/51 1,011,401
2,600,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 2,031,249
4,750,000 (d) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6.250 12/01/53 4,867,893
424,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B
7.375 03/15/51 367,450
19,000,000 (i) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5.000 07/01/47 19,005,955
10,320,000 (i) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT), (UB)
5.250 07/01/53 10,529,678
1,270,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6.750 07/01/35 1,334,391
1,004,000 (d) Slate Canyon Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6.250 03/01/55 1,019,558
288,000 (d) Slate Canyon Public Infrastructure District, Utah, Subordinate
Limited Tax General Obligation Bonds, Series 2025B
8.250 03/15/55 292,354
885,000 (d) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5.875 03/01/55 874,906
1,125,000 (d) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6.250 04/15/46 1,140,633
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6.750 06/01/54 1,018,702

107
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 10,795,000 (d) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6.250% 12/01/54 $ 11,097,945
4,000,000 (d) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Special Assessment Bonds, Series 2025A-2
6.625 12/01/45 4,145,138
7,530,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8.000 03/01/56 5,179,854
4,875,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5.125 07/15/51 4,046,827
8,260,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Saint George Academy Project, Series 2021A
5.000 06/15/56 6,209,980
15,820,000 Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023
4.000 04/01/53 14,242,873
1,130,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024A
5.875 03/01/54 1,136,905
500,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.375 03/15/54 507,744
4,750,000 (d) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5.625 12/01/54 4,816,726
3,266,881 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series
2024
5.625 12/01/53 3,277,695
TOTAL UTAH 236,184,635
VIRGIN ISLANDS - 1.0%
17,755,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 17,277,192
3,550,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Taxable Series 2025A-2
8.875 02/01/34 3,312,965
5,820,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 5,781,960
7,375,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/30 7,374,457
24,815,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/39 24,305,940
500,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Series 2012C
5.000 10/01/42 483,428
1,000,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5.000 10/01/29 999,962
17,865,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 17,876,271
20,026,792 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 20,100,044
1,385,415 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250 07/01/26 1,385,790
975,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 849,837
6,885,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.375 04/01/52 6,794,446
13,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6.500 04/01/52 12,406,893
TOTAL VIRGIN ISLANDS 118,949,185
VIRGINIA - 1.8%
10,415,000 (d) Atlantic Park Community Development Authority, Virginia,
Revenue Bonds, Series 2023
6.250 08/01/45 10,008,472
24,250,000 (d),(g) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
3.493 11/01/44 15,520,000
2,133,000 (g) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.125 03/01/26 1,322,460

Portfolio of Investments March 31, 2026
(continued)
High Yield
108
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 4,956,000 (g) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.356% 03/01/26 $ 3,072,720
8,372,000 (g) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.455 03/01/34 5,190,640
1,055,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assessment Bonds, Potomac Shores Project, Series
2015
5.150 03/01/35 1,056,413
1,855,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assessment Bonds, Potomac Shores Project, Series
2015
5.400 03/01/45 1,856,409
5,000,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4.500 03/01/55 4,211,650
16,070,000 (i) Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A, (UB)
4.000 07/01/60 13,832,254
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster
Canterbury of Richmond, Series 2022A
5.000 10/01/52 960,418
2,165,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
7.750 09/01/44 2,144,225
5,52 5,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
12.000 09/01/52 5,121,96 3
7,695,000 (i) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4.000 01/01/55 6,406,064
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5.250 01/01/54 2,823,333
5,275,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc.
Harbor's Edge Project, Refunding Series 2014
5.375 01/01/46 5,274,714
4,840,000 (i) Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022, (UB)
5.000 06/01/52 4,926,228
13,550,000 (d) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6.125 09/01/60 13,308,375
1,995,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5.550 01/01/37 1,949,334
2,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7.000 09/01/53 2,183,295
2,400,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5.000 07/01/45 1,823,606
4,685,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5.000 07/01/45 3,559,831
4,675,000 (i) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023B, (UB)
4.875 03/01/61 4,600,596
13,645,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 10,952,712
19,855,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/54 15,563,655

109
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 11,843,247 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4.500% 07/01/52 $ 7,105,948
9,005,000 (i) Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A,
(UB)
4.000 12/01/49 7,689,960
7,240,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8.375 04/01/41 7,168,477
2,415,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 2,323,188
7,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 7,170,221
22,175,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 21,100,810
1,805,000 (d),(h) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5.000 01/01/48 1,740,431
9,335,000 (d) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8.500 12/01/52 8,914,089
2,200,000 (d) West Falls Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2022A
5.375 09/01/52 2,225,600
4,500,000 (i) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4.125 07/01/58 4,078,321
17,265,000 (i) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4.375 07/01/63 16,163,046
TOTAL VIRGINIA 223,349,458
WASHINGTON - 0.6%
310,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.500 06/01/27 310,011
3,660,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.600 06/01/37 3,511,730
3,000,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/46 3,053,609
3,205,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 3,207,025
2,200,000 (h) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5.875 12/01/45 2,223,401
4,800,000 (i) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B, (UB)
4.125 08/15/43 4,583,919
1,510,000 (d),(i) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150., (IF)
10.945 10/01/42 1,513,773
630,000 (d),(i) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150., (IF)
10.951 10/01/42 631,576
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4.000 07/01/58 4,058,703
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 4,881,103
11,170,000 (i) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018, (UB)
4.000 07/01/58 8,692,382

Portfolio of Investments March 31, 2026
(continued)
High Yield
110
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 16,500,000 (i) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000% 07/01/58 $ 15,857,597
1,750,000 Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project, Series
2024
6.000 07/01/59 1,759,836
3,500,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6.250 01/01/56 3,491,069
8,825,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5.750 07/01/60 8,917,899
1,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Spokane International Academy Project,
Series 2021A
5.000 07/01/50 875,792
2,500,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5.000 01/01/48 2,311,891
10,000,000 (i) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2023-2N, (UB)
4.950 12/01/53 9,966,517
TOTAL WASHINGTON 79,847,833
WEST VIRGINIA - 0.7%
6,358,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5.750 12/01/44 6,175,219
5,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5.250 06/01/47 4,754,709
4,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.500 06/01/37 4,792,939
7,390,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 7,461,364
610,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7.000 06/01/43 641,964
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
5.750 06/01/43 927,477
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 912,395
995,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 831,588
3,490,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.500 06/01/50 2,780,074
6,860,000 (d),(g) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7.625 12/01/40 3,430,000
3,190,000 (d),(h) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 3,468,209
6,075,000 (i) West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated Group,
Series 2018A, (UB)
4.000 06/01/51 5,182,789
12,000,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A, (UB)
5.000 06/01/47 12,026,162

111
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 9,315,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.125% 06/01/42 $ 8,919,516
14,175,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.250 06/01/47 13,187,316
10,815,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.375 06/01/53 9,977,400
TOTAL WEST VIRGINIA 85,469,121
WISCONSIN - 8.9%
16,950,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0.000 06/01/54 4,028,684
22,485,000 (d),(g) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5.500 12/01/32 17,342,636
13,135,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6.750 06/01/32 13,146,812
12,905,000 Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 4,971,734
1,600,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5.000 07/15/54 1,418,861
6,760,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas Project,
Series 2017
5.375 07/15/52 6,308,834
6,580,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Chattahoochee Hills Project, Series 2017A
5.875 06/15/47 5,707,145
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
5.875 06/01/52 951,514
1,510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
6.000 06/01/62 1,447,381
335,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5.000 06/15/39 311,726
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5.000 06/15/37 948,176
1,090,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.125 05/01/36 1,078,421
3,445,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.250 05/01/46 3,177,404
3,030,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
6.000 07/15/42 3,031,793
1,930,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Hapeville Charter Project, Series 2025A
5.750 02/01/52 1,949,532
3,410,000 (d),(l) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/36 3,422,600
6,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 6,258,677
13,635,000 (d),(l) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/46 13,685,383
26,975,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 21,656,795
1,400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000 06/15/41 1,222,944

Portfolio of Investments March 31, 2026
(continued)
High Yield
112
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,790,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000% 06/15/55 $ 2,889,402
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.375 07/01/35 1,000,198
1,590,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.625 07/01/45 1,589,988
2,875,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5.500 06/15/37 2,892,423
6,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5.625 06/15/47 6,135,737
5,765,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7.000 06/01/59 5,231,356
392,868 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 2,464
343,416 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 2,144
337,921 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 2,100
326,932 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 2,023
321,437 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 1,981
417,594 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 2,564
412,099 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 2,521
398,362 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 2,429
390,120 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 2,370
381,878 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 2,313
423,088 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 2,554
412,099 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 2,481
401,109 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 2,408
392,868 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 2,351
387,373 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 2,312
376,384 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 2,241

113
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 368,142 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/63 $ 2,186
359,899 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 2,131
354,405 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 2,094
381,878 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 2,250
4,599,030 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 27,036
11,395,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150 01/01/55 11,186,168
30,005,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.250 01/01/65 29,416,635
176,604 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 1,113
174,116 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 1,092
172,872 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 1,079
171,629 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 1,066
169,140 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 1,047
185,309 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 1,142
4,587,300 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 3,086,488
184,065 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 1,130
181,578 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 1,111
180,334 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 1,099
177,847 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 1,081
175,359 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 1,062
174,116 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 1,051
171,629 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 1,033

Portfolio of Investments March 31, 2026
(continued)
High Yield
114
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 170,385 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/59 $ 1,023
169,140 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 1,012
166,653 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 995
165,411 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 985
162,923 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 967
161,679 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 957
160,434 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 948
157,947 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 931
2,057,071 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 12,093
25,000,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7.000 03/01/47 25,307,218
895,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.250 08/01/38 900,913
1,240,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.500 08/01/48 1,240,858
5,815,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.500 06/01/56 4,302,566
6,875,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6.250 06/15/53 6,584,195
1,030,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.250 06/15/40 1,012,030
5,350,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.500 06/15/50 5,036,877
1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Taxable Series
2020B
7.500 06/15/30 1,299,080
1,000,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.000 06/15/52 872,607
955,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.125 06/15/57 835,255
1,945,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5.500 06/01/49 1,768,641
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6.000 06/15/64 486,004
4,385,000 (d),(g) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5.875 10/01/54 2,704,091
5,625,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5.500 06/01/40 5,836,019
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.000 08/01/36 891,046
3,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.125 08/01/46 2,379,840
2,875,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5.000 08/01/56 2,044,841

115
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,395,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series
2022
5.000% 04/01/43 $ 4,205,016
5,300,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
3.000 01/01/50 3,830,776
1,725,000 (d) Public Finance Authority of Wisconsin, Healthcare Facility
Expansion Revenue Bonds, Church Homes of Hartford Inc
Project, Refunding Series 2015A
5.000 09/01/38 1,725,623
8,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/52 7,693,400
6,925,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/62 6,538,464
16,335,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 16,605,161
13,500,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.250 08/01/27 9,855,000
16,045,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.750 08/01/31 11,231,500
41,330,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.750 12/01/42 32,237,400
231,900,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7.000 12/01/50 183,551,516
61,170,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6.500 12/01/37 47,712,600
6,710,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7.000 01/01/50 7,062,647
2,332,866 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5.000 12/15/36 2,297,754
13,650,000 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Myrtle Creek Project, Series 2025
0.000 12/15/41 5,088,128
16,910,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6.500 09/01/48 10,146,000
2,600,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Taxable Series 2018B
6.750 09/01/29 1,560,000
3,100,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6.250 10/01/31 310,000
10,400,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6.850 10/01/47 1,040,000
4,700,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7.000 10/01/47 470,000
2,000,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 20
5,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Bayhealth Medical Center Project, Series 2021A - BAM Insured
3.000 07/01/50 3,664,316
3,000,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Delray
Beach Radiation Therapy Center, Subordinate Series 2017B
8.500 11/01/46 1,500
1,220,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 1,239,179
2,725,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.350 12/01/45 2,743,082
18,790,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.950 07/01/38 13,153,000

Portfolio of Investments March 31, 2026
(continued)
High Yield
116
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 60,680,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000% 07/01/48 $ 42,476,000
4,410,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2015
5.875 04/01/45 4,410,294
23,365,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/52 20,596,991
9,500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series
2021A
6.850 01/01/51 6,434,208
6,650,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.250 12/01/51 5,181,309
4,180,000 Public Finance Authority of Wisconsin, Senior Airport Facilities
Revenue and Refunding Bonds, TrIPS Obligated Group, Series
2012B
5.000 07/01/42 4,180,574
5,605,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 2,522,250
22,230,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 10,003,500
90,145,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 40,565,250
600,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Campus Real Estate Holding Corporation, LLC
Project, Series 2025A
5.500 06/01/55 595,754
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Junior Subordinate, Series 2025C
5.750 06/15/55 968,141
500,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5.250 06/15/50 497,435
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5.250 06/15/55 975,320
550,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5.250 06/15/45 550,916
750,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5.500 06/15/55 737,231
2,600,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project, Green
and Social Series 2021A-1
4.000 07/01/61 1,773,123
2,000,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project,
Subordinate Green and Social Series 2021B
5.250 07/01/61 1,535,363
4,865,000 (c),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/26 487
7,750,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0.000 12/15/34 4,58 8,146
6,500,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Taxable Series 2019B
6.125 10/01/49 5,620,240
21,625,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7.500 06/01/29 21,052,279
12,860,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 12,877,937
3,215,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 3,226,418
64,050,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 66,123,753
15,000,000 (i) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5.750 06/30/60 15,485,657
3,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6.500 06/30/60 3,271,351

117
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 29,700,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750% 12/31/65 $ 30,334,965
44,790,000 (i) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5.750 12/31/65 45,747,579
14,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6.500 12/31/65 15,287,745
6,650,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5.000 09/30/41 6,038,510
13,825,000 (i) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Series 2018A, (UB)
4.250 04/01/48 13,251,998
7,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5.000 02/15/47 7,010,986
8,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
4.000 07/01/47 7,599,108
1,850,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5.000 08/01/37 1,250,993
1,000,000 (k) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation Cedar
Community, Series 2026
5.500 06/01/55 996,920
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6 .125 10/01/59 1,543,369
5,620,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A, (UB)
5.000 04/01/48 5,621,620
15,345,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A - BAM Insured, (UB)
4.500 02/15/54 14,335,271
9,745,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016, (UB)
4.000 12/01/46 8,911,576
30,000,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022, (UB)
4.000 12/01/51 25,161,825
1,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5.500 05/01/34 1,632,941
2,635,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5.750 05/01/39 2,597,884
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4.000 01/01/57 766,351
10,105,000 (i) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4.750 09/01/50 10,016,292
12,500,000 (i) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4.750 03/01/51 12,412,943
10,115,000 (i) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4.300 11/01/53 9,241,895
TOTAL WISCONSIN 1,109,077,278
WYOMING - 0.2%
10,245,000 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne
Regional Medical Center Project, Refunding Series 2021
3.000 05/01/42 8,547,052
8,250,000 (i) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4.850 12/01/48 8,351,078
12,765,000 (i) Wyoming Community Development Authority, Housing
Revenue Bonds, 2025 Series 1, (UB)
4.650 12/01/45 12,790,321
TOTAL WYOMING 29,688,451
TOTAL MUNICIPAL BONDS
(Cost $17,388,178,376) 16,044,701,938

Portfolio of Investments March 31, 2026
(continued)
High Yield
118
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1096873 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 1096873
CAPITAL GOODS - 0.0%
$ 6,819,827 (c),(g) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/26 $ 682
TOTAL CAPITAL GOODS 682
CONSUMER DURABLES & APPAREL - 0.0%
1,096,191 (c) Cahava Springs Advance 7.500 12/31/26 1,096,191
TOTAL CONSUMER DURABLES & APPAREL 1,096,191
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $7,916,017) 1,096,873
TOTAL LONG-TERM INVESTMENTS
(Cost $17,439,607,963) 16,082,456,816
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
10,116 (n) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680 (o) 10,116
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,116) 10,116
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
144,750,000 REPURCHASE AGREEMENTS - 1.2% 144,750,000
144,750,000 (p) Fixed Income Clearing Corporation 3.600 04/01/26 144,750,000
TOTAL REPURCHASE AGREEMENTS
(Cost $144,750,000) 144,750,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $144,750,000) 144,750,000
TOTAL INVESTMENTS - 130.8%
(Cost $17,584,368,079) 16,227,216,932
FLOATING RATE OBLIGATIONS - (36.2)% (4,489,217,000)
OTHER ASSETS & LIABILITIES, NET -  5.4% 666,502,718
NET ASSETS - 100% $ 12,404,502,650
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Common Stock received as part of spin-off from WestRock Company.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,358,171,251 or 26.9% of Total Investments.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $9,880.
(f) Affiliated holding
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

119
See Notes to Financial Statements
Investments in Derivatives
P
(j) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(k) When-issued or delayed delivery security.
(l) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(m) Inverse floating rate trust is a non recourse trust.
(n) Investments made with cash collateral received from securities on loan.
(o) The rate shown is the one-day yield as of the end of the reporting period.
(p) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $144,764,475 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $147,645,005.
Credit Default Swaps - OTC Uncleared
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(c)
City of Chicago 1.000% 3.13 % Quarterly 6/20/28 $ 60,000,000 $ 244,400 $ (1,643,365) $ 1,887,765
Total
$ 60,000,000 $ 244,400
$(1,643,365) $ 1,887,765
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.

120
Portfolio of Investments March 31, 2026
Short Duration High Yield
See Notes to Financial Staements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
1 COMMON STOCKS - 0.0% 1
MATERIALS - 0.0%
153 (a),(b) PALOUSE FIBER HOLDINGS $ 1
TOTAL MATERIALS 1
TOTAL COMMON STOCKS
(Cost $22,950) 1
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8,110,534 CORPORATE BONDS - 0.1% 8,110,534
CONSUMER SERVICES - 0.1%
$ 10,500,000 Wild Rivers Water Park 8.500% 11/01/51 8,110,534
TOTAL CONSUMER SERVICES 8,110,534
TOTAL CORPORATE BONDS
(Cost $9,665,578) 8,110,534
SHARES DESCRIPTION VALUE
40,137,500 EXCHANGE-TRADED FUNDS - 0.6% 40,137,500
1,625,000 (c) Nuveen High Yield Municipal Income ETF 40,137,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $40,599,563) 40,137,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6273240418 MUNICIPAL BONDS - 97.7% 6273240418
ALABAMA - 4.5%
1,450,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
5.350 09/01/27 1,450,529
3,000,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5.000 11/15/46 3,000,771
5,000,000 (d),(e) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5.000 06/01/55 5,073,991
3,830,000 (d),(e) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4.625 06/01/55 3,832,806
6,600,000 (d),(e) Baldwin County Industrial Development Authority,
Alabama,Solid Waste Disposal Revenue Bonds, Novelis
Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4.300 03/01/56 6,403,699
50,000,000 (e),(f) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29)
(SOFR*0.67% + 2.150%), (UB)
5.071 02/01/53 51,405,385
5,000,000 (e) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5.000 05/01/55 5,305,583
4,525,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5.000 05/01/31 4,569,876
77,980,000 (e) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 79,432,057
2,700,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5.250 08/01/31 2,803,560
2,500,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5.250 08/01/32 2,600,994
22,000,000 (d),(e) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5.500 11/01/56 23,278,325
10,235,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025F
5.000 12/01/35 10,849,925
4,950,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5.000 09/01/33 5,038,746

121
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 1,645,000 (e) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6.375% 11/01/50 $ 1,803,689
5,125,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 5,234,696
4,750,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.000 10/01/39 5,079,442
200,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
3.875 11/01/27 197,216
2,635,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5.000 06/01/54 2,512,431
3,000,000 (d) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2020
4.000 11/01/45 2,692,267
1,500,000 (d) Mobile County, Limited Obligation Warrants, Alabama,
Gomesa Projects, Series 2026.
5.000 11/01/50 1,409,719
10,085,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/33 806,800
3,220,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/36 257,600
50,000,000 (e),(f) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)
5.361 01/01/53 52,068,805
1,000,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/27 1,026,678
1,300,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/28 1,351,293
7,000,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5.250 05/01/44 7,019,398
1,000,000 (d) University Beach Improvement District, Alabama, Special
Assessments Revenue Bonds, Series 2026
7.500 11/01/45 1,001,624
TOTAL ALABAMA 287,507,905
ALASKA - 0.0%
260,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4.000 06/01/41 252,062
TOTAL ALASKA 252,062
ARIZONA - 2.4%
2,860,000 (d),(f) Arizona Health Facilities Authority, (IF) 6.481 01/01/37 2,704,630
2,860,000 (d),(f) Arizona Health Facilities Authority, (IF) 6.481 01/01/37 2,704,631
1,425,000 (d),(f) Arizona Health Facilities Authority, (IF) 6.490 01/01/37 1,347,397
1,425,000 (d),(f) Arizona Health Facilities Authority, (IF) 6.572 01/01/37 1,347,315
23,845,000 (e),(f) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B (SPMUV7DY + 0.810%),
(UB)
2.870 01/01/37 23,456,658
500,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5.000 07/01/37 500,843
370,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas
Aliante and Skye Canyon Campus Projects, Series 2021A
3.000 12/15/31 349,258
190,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4.000 03/01/27 189,500
2,090,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018B
5.625 07/01/48 2,067,395
110,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5.000 07/01/32 112,221

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
122
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,500,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2025A, (Mandatory Put 7/01/35)
4.875% 07/01/60 $ 1,536,230
1,245,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Social Series 2021B
4.000 07/01/41 1,120,278
550,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
4.500 07/01/29 550,097
3,435,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 3,129,695
185,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
4.750 12/15/28 186,026
680,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/38 681,650
2,250,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/48 2,249,862
1,120,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6.125 02/01/40 1,146,554
640,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6.625 02/01/45 651,969
33,385,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000 12/01/41 22,332,131
2,500,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000 12/01/51 1,473,234
1,335,000 (d),(g) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
5.850 06/01/29 1,068,000
8,000,000 (d) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Empower College Prep Project, Series 2019
6.000 07/01/49 7,896,885
645,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
4.750 01/01/28 619,797
3,825,000 (d),(e) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023B, (Mandatory
Put 1/01/27)
5.350 10/01/28 3,775,673
5,675,000 (e) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 5,749,185
550,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
4.750 07/01/30 534,383
1,383,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
4.600 07/01/35 1,374,445
450,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
5.050 07/01/40 448,071
540,000 (d) Maricopa County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Paradise Schools Project,
Series 2025
5.625 07/01/45 545,136
250,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4.000 07/01/31 248,900
1,325,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Benjamin Franklin Charter School
Projects, Series 2018A
4.800 07/01/28 1,342,890
385,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/41 341,874

123
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 4,545,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4.000% 07/01/34 $ 4,409,321
1,745,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
5.250 07/01/34 1,794,149
2,885,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6.250 07/01/44 2,969,117
65,000 (d) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5.000 10/01/26 64,720
425,000 (d) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5.125 10/01/30 412,884
11,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4.500 08/01/42 11,488,855
8,970,000 (d) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2015A
5.000 07/01/45 8,552,163
1,085,000 (d) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/45 954,944
1,175,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5.000 07/01/45 1,112,901
1,805,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5.400 10/01/36 1,452,678
535,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5.000 06/15/34 535,083
660,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5.000 06/15/39 646,991
6,995,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5.000 07/01/30 5,596,000
595,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
4.375 07/01/26 476,000
600,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.125 07/01/30 480,000
1,870,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.500 07/01/40 1,496,000
300,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/29 300,585
425,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/34 425,405
575,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/39 571,041
435,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.125 02/01/28 442,924
1,690,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5.000 06/15/35 1,693,813
2,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5.000 06/15/35 2,350,291

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
124
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 725,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
4.125% 07/01/29 $ 707,854
5,085,000 Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools Refunding
Project, Series 2016R
5.000 07/01/31 5,088,951
384,000 (d) Show Low Bluff Community Facilities District, Show Low,
Arizona, Special Assessment Bonds, Area One, Series 2007
5.600 07/01/31 384,578
1,250,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5.000 06/15/34 1,263,393
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Flagstaff Junior Academy
Project, Series 2025
6.750 06/01/45 1,021,060
201,000 Southside Community Facilities District 1, Prescott Valley,
Arizona, Special Assessment Revenue Bonds, Series 2008
7.250 07/01/32 186,755
2,825,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding
TEMPS-50 Series 2025B-2
3.500 12/01/30 2,802,825
790,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
5.500 10/01/27 767,649
10,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 8,718
TOTAL ARIZONA 154,240,461
ARKANSAS - 0.9%
14,800,000 (d),(e) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4.000 09/01/46 14,735,259
16,585,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5.450 09/01/52 16,720,720
17,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5.700 05/01/53 17,744,262
415,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Taxable Series 2024B
8.500 07/01/28 422,734
7,400,000 (e) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3.875 10/15/65 7,367,667
TOTAL ARKANSAS 56,990,642
CALIFORNIA - 7.5%
5,875,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/46 5,411,096
1,000,000 (d),(f) Bay Area Toll Authority, California, Revenue Bonds San
Francisco Bay Area Toll Bridge Tender Option Bond Trust 2016-
XG0019, (IF)
5.545 04/01/36 1,005,671
9,455,000 (e) California Community Choice Financing Authority, California,
Clean Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5.250 01/01/54 10,005,738
5,000,000 (e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5.250 11/01/54 5,277,434
12,450,000 (e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5.000 12/01/55 12,988,541
14,000,000 (e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000 10/01/55 14,141,618
40,000,000 (e),(f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2026A-2,
(Mandatory Put 2/01/36) (SOFR*0.67% + 1.450%), (UB)
3.922 04/01/56 39,675,616

125
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 50,000,000 (e),(f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green SIFMA Index Rate Series
2022A-1, (Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%),
(UB)
4.621% 05/01/53 $ 50,538,150
14,700,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 11,877,462
915,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.000 08/01/29 946,129
960,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.000 08/01/30 999,125
1,010,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.000 08/01/31 1,054,412
1,060,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.000 08/01/32 1,108,562
1,115,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.000 08/01/33 1,164,823
1,175,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5.000 08/01/34 1,223,447
250,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4.000 06/01/36 240,087
630,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4.000 06/01/51 510,798
7,120,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 7,142,010
225,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
4.000 08/15/34 218,034
415,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/47 394,711
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5.000 11/15/49 7,010,207
8,750,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200 12/01/27 8,870,771
14,239 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3.500 11/20/35 14,029
270,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
4.500 06/01/28 269,986
180,000 (d) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4.000 11/01/26 180,176
900,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project,
Series 2018A
5.000 06/01/28 909,737
170,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
4.000 06/15/26 169,733
1,900,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/46 1,752,266
1,810,000 California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project, Series
2014A
5.000 10/01/44 1,734,532
515,000 (d) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
3.875 07/01/28 508,891
840,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5.000 06/01/36 840,874
220,000 (d) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5.000 06/15/41 213,503
22,445,727 (d),(e) California Municipal Finance Authority, Multifamily Housing
Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A,
(Mandatory Put 7/01/32)
4.000 07/01/57 21,296,993
1,200,000 (d) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5.000 11/01/35 1,266,409

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
126
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 350,000 (d) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5.125% 11/01/40 $ 364,070
175,000 (d) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5.000 12/01/36 181,452
2,500,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/47 2,501,520
350,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015
5.000 11/01/27 350,187
1,425,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.000 11/01/28 1,434,433
2,595,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.250 11/01/29 2,614,953
1,990,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.000 11/01/30 2,001,560
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5.250 11/01/31 1,006,817
1,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6.000 10/01/50 981,882
10,940,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4.000 07/15/29 10,980,236
135,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
4.500 09/01/35 136,374
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5.000 09/01/40 514,039
635,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5.000 09/01/45 642,550
13,850,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series
2015A-3, (AMT)
4.300 07/01/40 13,860,455
5,000,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 11/21/45 5,000,475
1,150,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
4.250 07/01/30 1,128,194
285,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
5.250 06/15/27 286,469
1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5.700 06/01/34 1,010,840
5,500,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5.875 06/01/39 5,430,743
10,485,000 (d),(e),(h) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory
Put 4/01/33)
1.000 04/01/66 10,435,507
860,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5.000 07/01/35 905,667
1,375,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5.250 07/01/40 1,465,609
2,350,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000 07/01/36 2,352,338
1,515,000 (d) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
4.500 06/01/29 1,515,523

127
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,755,000 (d) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
5.000% 06/01/42 $ 2,679,787
850,000 (d) California School Finance Authority Charter, School Revenue
Bonds, Rocketship Education, Mateo Sheedy Project, Series
2015A
4.250 03/01/28 850,047
1,475,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5.000 08/01/36 1,475,089
4,125,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5.000 08/01/46 3,949,045
1,935,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
5.500 06/15/39 1,892,676
200,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5.000 06/01/29 200,364
750,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5.000 06/01/39 750,232
1,875,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5.000 06/01/49 1,755,270
2,080,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.250 06/15/43 2,129,183
405,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Taxable Series
2023B
7.500 06/15/29 415,070
1,380,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/30 1,374,945
10,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6,
Series 2020A
5.000 08/01/42 9,905
205,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/26 205,246
385,000 (d),(g) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4.000 06/01/26 231,000
1,000,000 (d),(g) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4.500 06/01/31 600,000
230,000 (d),(i) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (ETM)
5.500 07/01/27 235,784
125,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
5.500 07/01/27 125,830
620,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.000 08/01/33 638,507
500,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.250 08/01/38 513,940
190,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5.000 06/01/26 189,883
490,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
4.500 06/01/27 490,279
975,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5.000 06/01/34 975,965
305,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5.000 06/01/30 308,021
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4.000 06/01/61 4,756,200

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
128
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 240,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000% 06/01/31 $ 186,253
100,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/41 73,138
2,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2023A
5.500 06/01/43 2,177,228
250,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
4.000 06/01/31 243,094
435,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5.000 06/01/41 415,808
1,465,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.000 03/01/37 1,299,464
700,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
6.000 04/15/35 727,812
205,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4.000 07/01/29 206,926
8,100,000 California State University, Systemwide Revenue Bonds, Series
2016A
5.000 11/01/45 8,107,457
145,000 (d) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5.000 11/01/32 146,957
2,750,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 2,753,513
9,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 9,512,966
1,100,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 1,100,973
28,765,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 28,766,547
8,830,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 8,830,571
1,065,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.250 12/01/43 1,083,633
18,380,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 18,708,112
705,000 (d) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus
Community Development - Hooper Street LLC Project, Series
2019
5.000 07/01/29 717,502
7,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5.000 03/01/45 7,901,140
1,045,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5.000 09/02/26 1,046,647
310,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
4.000 09/02/28 312,347
2,150,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5.000 09/02/38 2,199,144
6,430,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-2
4.000 12/01/45 4,893,216

129
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5.250% 09/01/27 $ 215,234
2,060,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Mezzanine Lien Series 2021B
4.000 10/01/46 1,673,714
2,500,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3.250 10/01/58 1,735,898
740,000 (i) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre-
refunded 6/01/28)
5.000 06/01/35 783,009
25,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0.000 06/01/36 12,220,970
89,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0.000 06/01/47 14,444,068
105,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4.350 09/01/26 105,114
125,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4.400 09/01/27 125,383
145,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4.500 09/01/28 145,893
1,120,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5.100 09/01/33 1,138,532
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4.350 09/01/26 65,070
80,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4.400 09/01/27 80,245
95,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4.500 09/01/28 95,607
695,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5.100 09/01/33 706,500
130,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4.350 09/01/26 130,141
155,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4.400 09/01/27 155,475
180,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4.500 09/01/28 181,150
1,390,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5.100 09/01/33 1,413,000
30,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4.600 09/01/26 30,037
35,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4.650 09/01/27 35,126
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4.750 09/01/28 45,317

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
130
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5.350% 09/01/33 $ 341,572
1,845,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5.850 09/01/49 1,847,026
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4.350 09/01/26 45,049
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4.400 09/01/27 55,168
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4.500 09/01/28 65,400
495,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5.100 09/01/33 503,191
105,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.500 11/15/37 118,211
525,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5.000 09/01/26 524,525
100,000 Poway Unified School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 15 Del Sur East
Improvement Area C, Series 2016
5.000 09/01/26 100,897
700,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2021B
4.000 09/01/41 649,394
190,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
4.000 09/01/26 190,648
33,410,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5.000 05/01/46 33,411,186
150,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/27 153,952
400,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/32 427,176
385,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/37 399,386
1,050,000 (d) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2022A
4.000 09/01/32 1,052,690
30,000 San Jacinto, California, Special Tax Bonds, Community Facilities
District 2002-1 Rancho San Jacinto Phase 2, Series 2016
5.000 09/01/30 30,158
100,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 102,291
375,000 Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021
4.000 09/01/36 374,174
TOTAL CALIFORNIA 482,143,757
COLORADO - 8.7%
1,250,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,273,099
5,750,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 5,674,147
1,890,672 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4.000 12/01/40 1,756,917
3,479,709 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 2, Series 2021
4.000 12/01/40 3,226,542

131
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,870,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8.250% 12/15/39 $ 3,885,898
115,000 (i) Arkansas River Power Authority, Colorado, Power Revenue
Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)
5.875 10/01/26 116,846
2,605,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 2,475,549
313,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 312,944
2,530,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 2,530,806
7,570,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6.750 12/01/49 7,762,789
635,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5.000 12/01/51 518,380
525,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.250 12/01/31 499,566
1,565,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.500 12/01/41 1,379,179
1,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 1,174,881
2,085,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
6.250 12/01/35 2,075,515
5,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7.000 12/01/45 4,888,359
4,380,000 (g) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/35 3,777,774
20,625,000 (g) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 14,472,921
6,148,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/39 5,056,038
12,050,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 8,094,493
4,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7.000 12/15/32 4,955,413
95,000 Cathedral Pines Metropolitan District, El Paso County,
Colorado, General Obligation Bonds, Refunding Series 2016
4.000 12/01/26 95,122
850,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
4.000 12/01/31 764,810
765,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
4.625 10/01/27 759,272
4,350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5.375 10/01/37 3,987,922
130,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
4.125 07/01/26 130,000

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
132
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 780,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.000% 03/15/32 $ 788,673
1,935,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.125 03/15/42 1,912,816
9,250,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.500 02/01/45 9,628,960
8,500,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 8,884,057
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10.000 02/01/45 6,119,767
1,660,000 (d) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5.000 12/01/40 1,615,942
2,210,000 (d) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5.000 12/01/50 1,971,544
1,205,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/29 1,223,041
2,270,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/39 2,275,079
3,520,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/59 3,129,016
3,000,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8.000 08/01/43 1,888,636
375,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
5.000 02/01/27 333,750
280,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.000 12/01/25 266,000
750,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 635,353
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5.000 05/15/40 1,000,676
500,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.625 12/01/32 501,376
4,240,000 Confluence Metropolitan District, Eagle County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series
2021B
5.500 12/15/50 3,948,056
1,770,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
5.250 12/01/35 1,781,179
1,000,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
6.250 12/01/45 1,019,943
1,000,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5.125 12/01/37 999,984
142,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4.500 12/01/26 142,063
5,230,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9.250 12/15/55 4,975,225

133
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 10,824,692 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000% 12/01/31 $ 7,065,688
2,783,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 2,787,277
1,485,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5.250 12/01/39 1,488,666
415,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5.250 12/01/39 415,889
452,000 (d) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
3.250 12/01/29 432,873
385,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
3.750 12/01/29 376,288
1,700,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5.000 12/01/41 1,709,191
2,975,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4.000 12/01/38 2,582,339
22,750,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 22,718,878
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.000 12/01/32 307,974
1,000,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.550 12/01/47 1,011,947
3,800,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 3,721,813
7,637,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.250 12/01/32 7,713,146
4,020,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.500 12/01/42 4,086,925
1,990,000 (d),(g) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1.375 06/01/50 997,831
1,540,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.450 12/01/44 1,551,215
2,945,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4.000 12/01/31 2,743,360
3,075,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4.500 12/01/41 2,618,421
1,170,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5.250 12/01/32 1,186,701
9,650,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5.875 12/01/50 9,749,954
4,195,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 4,249,619
1,288,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
4.000 12/01/31 1,199,217

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
134
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 550,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5.000% 12/01/41 $ 510,867
5,070,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
6.250 12/01/47 5,118,998
1,079,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2022B
9.000 12/15/47 1,073,185
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5.125 12/01/33 514,331
330,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4.125 12/01/40 310,329
3,000,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 3,000,411
1,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5.000 12/01/35 1,033,231
3,030,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5.500 12/01/45 3,078,425
1,760,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5.000 12/01/29 1,759,656
2,830,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5.125 12/01/34 2,774,089
6,290,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.125 12/01/44 6,224,212
2,500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4.500 12/01/50 1,917,822
3,885,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
6.500 11/01/32 4,151,494
14,550,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.125 11/01/42 15,394,549
2,140,000 Legacy Community Authority, Wheat Ridge, Colorado, Limited
Tax Supported Revenue Bonds, Series 2025A
6.750 12/01/55 2,173,312
825,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5.000 12/01/41 765,493
3,250,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 3,129,585
5,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7.125 12/01/45 5,057,435
930,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6.250 12/01/37 965,778
1,100,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6.500 12/01/42 1,143,718
2,125,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5.750 12/01/54 2,091,160
1,000,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021
4.500 12/01/41 863,445
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.000 12/01/40 2,014,685
3,690,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4.000 12/01/29 3,370,076

135
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,160,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000% 12/01/49 $ 5,328,813
885,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5.125 12/01/35 931,127
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5.875 12/01/45 1,047,001
2,040,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4.000 12/01/35 1,836,681
2,900,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 2,437,189
3,950,000 (j) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0.000 12/01/42 2,896,134
4,200,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5.750 12/01/54 4,115,990
15,790,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 15,322,051
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5.875 12/15/46 523,579
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 983,236
525,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Convertible to
Unlimited Tax Series 2021A
3.750 12/01/41 462,548
290,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 303,431
14,185,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 16,794,266
19,135,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 18,255,957
200,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.250 12/01/28 199,997
335,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.375 12/01/30 334,978
575,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.750 12/01/35 574,979
3,195,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5.000 12/01/44 3,194,866
4,650,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 2,959,350
1,500,000 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 1,466,238
3,365,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4.500 12/01/32 3,168,825
9,560,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 8,835,759
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.250 12/01/50 1,501,290
13,640,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6.375 12/01/42 14,375,130
6,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6.750 12/01/52 6,172,499

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
136
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Sand Creek Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement
Series 2020B
4.000% 12/01/40 $ 966,740
1,167,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.250 12/01/31 1,061,410
691,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.750 12/01/41 561,179
100,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3.500 12/01/27 99,289
1,407,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5.000 12/01/40 1,390,890
2,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
5.800 12/01/32 2,098,954
8,500,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.500 12/01/42 8,966,549
783,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5.625 12/01/43 804,434
3,205,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.000 12/01/40 3,207,851
2,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 1,899,355
1,345,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5.250 12/01/32 1,372,027
5,050,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5.500 12/01/42 5,190,318
825,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.500 12/01/42 696,468
2,750,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 2,401,603
21,170,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 16,368,121
1,055,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4.500 12/01/41 961,489
3,940,000 Triview Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Refunding Series 2016
4.000 11/01/39 3,827,419
10,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 10,028,923
6,500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 6,509,036
5,385,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Improvement Limited Tax Series 2023
6.750 12/01/52 5,464,752
1,030,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/36 996,942
4,715,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/41 4,398,052
11,625,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 10,102,683
750,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5.750 12/01/55 751,882
11,450,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4.625 12/01/28 10,583,660

137
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,250,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000% 12/01/41 $ 1,257,378
2,850,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000 12/01/51 2,720,456
1,110,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 1,117,953
998,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5.125 12/01/51 855,696
3,750,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 2,570,247
1,600,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/31 1,520,422
14,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/36 12,458,233
26,150,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/41 21,818,085
16,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 12,016,648
1,498,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5.000 12/01/39 1,479,154
TOTAL COLORADO 558,384,028
CONNECTICUT - 0.4%
1,450,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
4.500 10/01/34 1,365,506
8,750,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5.000 10/01/54 6,793,813
615,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5.000 01/01/30 618,791
11,325,000 Stamford Housing Authority, Connecticut, Revenue
Bonds, Mozaic Concierge Living Project, Entrance Fee Prin
Redemption Series 2025D
4.250 10/01/30 11,413,406
1,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
5.500 10/01/35 1,037,532
2,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6.000 10/01/40 2,084,331
600,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/31 606,153
1,755,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/41 1,668,739
750,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
5.625 04/01/44 793,264
TOTAL CONNECTICUT 26,381,535
DELAWARE - 0.1%
1,365,000 (d) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5.250 07/01/44 1,357,036
180,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4.000 06/01/52 134,236
185,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4.000 06/01/57 133,268
125,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
3.250 06/01/26 124,728
2,000,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5.700 09/01/44 2,028,126
TOTAL DELAWARE 3,777,394

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
138
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 0.2%
$ 650,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.000% 06/01/34 $ 651,144
600,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.625 06/01/44 581,753
1,350,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/32 1,362,391
1,550,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/37 1,555,597
1,250,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/42 1,240,296
680,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Series 2022
5.000 07/01/32 695,062
1,165,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5.000 07/01/47 1,066,851
1,835,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5.000 07/01/52 1,622,622
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5.000 10/01/36 1,019,319
TOTAL DISTRICT OF COLUMBIA 9,795,035
FLORIDA - 13.2%
85,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
4.500 06/15/27 85,447
1,910,000 Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2014A
5.000 12/01/44 1,910,870
560,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4.750 11/01/29 569,376
615,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
4.750 11/01/29 627,875
270,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016
5.500 11/01/30 271,953
400,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
4.000 05/01/30 397,351
1,000,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
5.500 05/01/45 1,007,022
205,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.000 05/01/31 207,807
865,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.600 05/01/44 880,726
530,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
4.400 05/01/31 534,448
1,005,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5.150 05/01/44 1,012,613
320,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4.625 05/01/28 323,037
270,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
4.500 11/01/28 272,311
50,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2017
5.000 05/01/28 50,712
145,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
5.375 05/01/28 147,688
30,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
2.375 05/01/26 29,968

139
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3.000% 05/01/32 $ 242,141
740,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3.375 05/01/41 653,457
170,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area
1 Project, Series 2019
3.700 11/01/29 170,019
200,000 (d) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
4.700 05/01/32 206,084
515,000 (d) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
5.500 05/01/42 535,342
245,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
2.600 05/01/26 244,706
1,355,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3.200 05/01/31 1,297,193
240,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
4.900 05/01/29 244,753
460,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
3.800 05/01/32 455,179
165,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
4.300 05/01/42 155,221
65,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3.000 05/01/27 64,473
915,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3.300 05/01/32 876,620
465,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
4.000 05/01/30 461,921
565,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
4.375 05/01/35 555,531
3,085,000 (d) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 Project, Series
2021B
5.000 05/01/41 3,166,821
20,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
2.450 11/01/26 19,878
175,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3.100 11/01/31 170,036
500,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3.400 11/01/41 440,768
140,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
4.500 11/01/28 141,927
130,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
2.375 05/01/26 129,833
1,060,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
4.300 05/01/31 1,064,550
165,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4.500 11/01/29 168,014

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
140
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 140,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4.500% 11/01/29 $ 142,528
150,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
4.750 11/01/26 150,136
275,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5.000 11/01/28 275,262
480,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3.250 11/01/27 476,433
1,295,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3.625 11/01/32 1,243,990
200,000 (d) Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2021
3.000 05/01/31 191,869
2,500,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/43 2,499,865
55,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
3.625 09/01/26 54,965
485,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
4.750 11/01/29 494,017
180,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6.000 11/01/27 184,923
490,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2016
3.750 11/01/31 480,083
235,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
4.750 11/01/27 238,659
200,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
3.125 12/15/30 195,420
255,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4.450 05/01/31 256,161
620,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.200 05/01/44 614,270
110,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
4.800 06/15/27 111,099
415,000 (d) Blackwell Community Development District, Pasco county,
Florida, Special Assessment Revenue Bonds, Project Series
2026
4.000 05/01/33 401,032
700,000 (d) Blackwell Community Development District, Pasco county,
Florida, Special Assessment Revenue Bonds, Project Series
2026
5.450 05/01/46 689,421
455,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2021
3.000 05/01/31 431,456
6,745,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.125 05/01/43 6,745,150
830,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
4.500 05/01/33 845,065
1,770,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
5.125 05/01/43 1,799,804
1,685,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5.250 05/01/43 1,715,655
85,000 (d) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3.125 05/01/27 84,298
500,000 (d) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3.500 05/01/32 480,971

141
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 105,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2.375% 05/01/26 $ 104,924
375,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2.850 05/01/31 364,321
1,675,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
3.150 05/01/41 1,441,940
320,000 (d) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
4.550 05/01/31 324,168
700,000 (d) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
5.350 05/01/44 715,449
70,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4.375 05/01/27 70,210
350,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4.750 05/01/32 357,081
395,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2018
4.625 11/01/28 399,521
5,355,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
4.100 10/01/37 5,319,096
2,565,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5.000 10/01/40 2,566,647
4,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5.000 10/01/45 4,000,482
110,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
4.750 05/01/27 110,408
420,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.250 05/01/32 434,861
1,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.625 05/01/42 1,049,686
590,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5.600 05/01/44 603,449
330,000 (d) Buckhead Trails II Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2026 Project
Series 2026
4.125 05/01/33 325,093
135,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4.750 11/01/28 137,187
325,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
4.300 05/01/31 326,065
715,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5.000 05/01/44 711,639
1,105,000 (d) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
5.000 06/15/35 1,110,019
2,000,000 (d) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
6.250 06/15/45 2,026,483
355,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/26 355,522
330,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/27 330,459

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
142
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 350,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000% 12/15/28 $ 350,434
365,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/29 365,366
510,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/30 510,381
445,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
3.000 07/01/31 417,196
165,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4.000 07/01/41 145,295
500,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
2.500 07/01/31 457,360
750,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
4.000 07/01/41 660,431
190,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
3.000 12/15/29 175,225
1,285,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5.000 12/15/39 1,152,425
235,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
3.250 06/01/31 219,562
235,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5.000 06/01/41 224,165
1,050,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.125 07/01/39 1,025,629
570,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
5.900 08/15/28 581,647
515,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 525,211
695,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
4.750 07/01/27 698,510
330,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
4.000 10/15/29 328,410
355,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
4.000 10/15/29 353,289
620,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.000 08/01/27 615,882
490,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 480,782
3,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.125 08/15/39 2,977,682
2,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/49 1,930,342
855,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Classical Academy of Sarasota Project, Series 2025
5.000 07/01/36 865,147
2,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
5.125 06/15/33 2,063,244
3,600,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.000 06/15/43 3,703,590
1,390,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
6.000 06/15/35 1,426,687
2,825,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7.000 06/15/45 2,914,029
1,395,000 Capital Trust Authority, Florida, Revenue Bonds, AIDS
Healthcare Foundation Obligated Group, Series 2026A
4.750 12/01/42 1,395,997
405,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5.125 11/01/29 407,930
810,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5.300 05/01/44 818,471
360,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2026
4.000 05/01/33 349,794

143
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 725,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2026
5.375% 05/01/46 $ 718,759
210,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
4.300 05/01/32 210,522
365,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5.300 05/01/45 362,624
75,000 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021
2.250 05/01/26 74,916
2,935,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5.000 05/01/34 2,348,000
2,625,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5.125 05/01/45 2,100,000
1,115,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5.000 05/01/32 892,000
3,810,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5.000 05/01/48 3,048,000
450,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
2.375 05/01/26 360,000
1,090,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
3.000 05/01/31 872,000
305,000 (d) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
4.000 05/01/30 303,546
400,000 (d) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
4.250 05/01/35 392,821
750,000 (d) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
5.300 05/01/45 751,447
135,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4.125 12/15/27 135,301
500,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4.500 12/15/32 501,206
230,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2.750 05/01/26 229,781
250,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2.750 05/01/29 241,527
255,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
3.000 05/01/42 216,214
515,000 Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1
3.250 05/01/31 505,071
280,000 (d) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
4.500 05/01/31 281,706
1,085,000 (d) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
5.200 05/01/44 1,086,541
25,000 (d) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
2.500 05/01/26 24,976
560,000 (d) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
3.375 05/01/41 496,072
200,000 (d) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
4.625 05/01/31 202,615

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
144
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 670,000 (d) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
5.500% 05/01/44 $ 682,230
13,750,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5.000 10/01/49 13,172,936
600,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
5.125 10/01/35 610,930
245,000 (d) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
4.000 06/15/29 245,675
405,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
4.100 12/01/27 403,481
1,360,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5.000 12/01/37 1,355,591
2,205,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5.000 12/01/47 2,010,072
235,000 (d) Collier County, Florida, Capital Improvement Revenue Bonds,
Series 2005
4.450 05/01/31 237,023
290,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4.250 06/15/30 292,181
225,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4.650 06/15/35 229,352
370,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
5.450 06/15/45 379,198
250,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
4.000 06/15/30 250,737
375,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
4.250 06/15/35 370,834
750,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
5.250 06/15/45 754,076
220,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
4.000 11/01/29 220,689
135,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
3.125 05/01/30 132,345
355,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4.625 11/01/31 361,271
1,165,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5.500 11/01/44 1,196,384
440,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
4.500 11/01/28 443,553
185,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
4.625 11/01/27 186,893
585,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4.250 05/01/32 582,338
1,470,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4.625 05/01/42 1,426,268

145
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 650,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4.750% 11/01/29 $ 663,489
110,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3.400 05/01/27 109,965
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3.750 05/01/32 1,002,822
225,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
4.500 05/01/30 227,841
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5.125 05/01/43 1,019,176
235,000 (d) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.750 05/01/31 237,021
825,000 (d) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.350 05/01/44 831,762
710,000 (d) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4.625 05/01/31 718,753
1,020,000 (d) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5.500 05/01/44 1,039,966
45,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
2.250 05/01/26 44,951
855,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
3.050 05/01/41 761,722
260,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4.650 05/01/31 261,575
775,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.400 05/01/44 777,624
460,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4.250 05/01/30 457,647
1,020,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4.500 05/01/35 1,001,152
2,310,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5.600 05/01/45 2,308,676
1,580,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5.000 05/01/31 1,589,547
6,770,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5.500 05/01/44 6,762,303
870,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4.250 05/01/41 808,294
360,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
4.000 05/01/40 333,325
1,025,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
4.125 05/01/29 1,033,632
115,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4.000 05/01/28 115,498
450,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4.000 05/01/33 440,719
240,000 (d) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2020
3.250 05/01/30 233,740
470,000 (d) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2020
4.000 05/01/40 451,254
255,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4.375 05/01/30 257,777

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
146
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250% 05/01/43 $ 1,020,588
300,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
4.125 05/01/30 303,017
210,000 (d) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4.375 05/01/30 211,783
200,000 (d) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4.750 05/01/35 204,727
145,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4.250 05/01/30 146,385
250,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4.650 05/01/35 256,391
415,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5.450 05/01/45 421,981
390,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
4.850 05/01/29 396,739
2,535,000 Durbin Crossing Community Development District, Florida,
Special Assessment Bonds, Senior Refunding Series 2017A-1 -
AGM Insured
5.000 05/01/32 2,592,804
75,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4.300 05/01/27 75,269
175,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4.500 05/01/32 179,780
575,000 (d) Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020
3.625 05/01/31 559,511
20,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
2.500 05/01/26 19,978
150,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3.000 05/01/31 145,430
405,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3.300 05/01/41 354,655
235,000 (d) East Bonita Beach Road Community Development District,
Bonita Springs, Florida, Special Assessment Bonds, Area 1
Series 2018
4.375 11/01/29 238,887
230,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4.125 11/01/29 231,636
305,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
4.600 05/01/29 309,181
165,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
2.400 05/01/26 164,812
480,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3.000 05/01/31 464,311
1,265,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3.500 05/01/41 1,125,814
325,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
4.375 06/15/31 327,612
750,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5.100 06/15/44 756,550
800,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3.100 05/01/31 764,716
2,625,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3.600 05/01/41 2,243,561
755,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
5.125 05/01/35 765,714

147
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 925,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6.100% 05/01/45 $ 954,426
935,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4.500 05/01/31 937,106
1,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5.250 05/01/44 986,227
100,000 (d) Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.125 05/01/26 99,864
45,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A
2.450 11/01/26 44,651
175,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4.500 05/01/31 176,372
500,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5.300 05/01/44 502,044
265,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5.000 11/01/28 268,956
195,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.000 05/01/30 198,507
1,500,000 (e) Escambia County, Florida, Environmental Improvement
Revenue Bonds, International Paper Company Projects,
Refunding Series 2019B, (Mandatory Put 10/01/31)
3.450 11/01/33 1,489,525
40,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-2
3.625 11/01/30 38,928
150,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
6.375 11/01/26 150,351
410,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.250 11/01/29 413,794
500,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
4.450 06/15/31 505,554
925,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.200 06/15/44 931,747
350,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4.000 05/01/40 323,047
1,495,000 Florida Department of Transportation, Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Bonds,
Series 2025B
4.500 07/01/47 1,510,046
1,325,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Charter School,
Series 2019A
6.125 06/15/46 1,325,101
270,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5.000 06/15/27 270,072
1,015,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.000 06/15/37 1,015,477
1,675,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.125 06/15/46 1,675,128
300,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
5.000 06/15/28 300,068
410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6.000 06/15/37 410,192
825,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6.125 06/15/46 825,063

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
148
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 930,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5.000% 10/01/32 $ 944,017
1,505,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/31 1,518,072
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/41 1,164,957
785,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/51 667,473
805,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/56 661,418
330,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5.000 07/01/27 331,476
1,640,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.150 07/01/27 1,651,714
365,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Taxable
Series 2022B
5.250 01/15/28 361,334
6,405,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4.750 07/15/36 6,299,503
625,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4.000 06/30/36 549,087
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4.000 06/30/41 621,537
1,855,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4.000 06/30/46 1,373,241
1,350,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5.000 07/01/32 1,325,559
3,135,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5.375 07/01/42 2,920,773
3,000,000 (d),(e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Parrish Charter Academy Inc Series
2023A, (Mandatory Put 6/15/28)
6.250 04/23/58 2,979,537
800,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Inc.
Projects, Series 2025A
4.900 06/15/35 826,452
1,235,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
5.750 06/15/29 1,236,188
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.000 06/15/34 1,511,503
425,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
4.000 09/15/30 413,989
500,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.125 06/15/47 493,073
200,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
5.125 06/15/26 200,217

149
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 700,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5.250% 08/15/37 $ 676,923
13,475,000 (d),(e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 13,544,706
2,300,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5.000 05/01/29 2,316,847
10,710,000 (d),(h) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4.500 07/01/32 10,667,265
7,000,000 (d),(e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2025, (AMT), (Mandatory Put 7/01/30)
4.450 07/01/37 7,065,617
49,710,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 10,308,353
15,910,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/38 11,852,950
39,650,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 29,539,250
2,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.250 07/01/47 1,965,292
83,550,000 (d),(e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 57,649,500
3,920,000 (d) Florida Development Finance Corporation, Revenue Bonds,
IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5.250 06/15/29 3,928,581
225,000 (d) Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding
Series 2021
5.000 06/01/35 231,036
1,305,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.000 06/01/44 1,292,734
1,540,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 1,433,357
3,295,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5.000 06/01/57 3,231,058
10,100,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4.200 11/15/30 10,129,614
3,000,000 Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4.450 11/15/31 3,009,228
230,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
4.500 05/01/31 232,156
255,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
4.350 11/01/27 255,961
750,000 (d) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5.000 05/01/34 794,897
1,100,000 (d) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5.000 05/01/44 1,110,913
225,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4.500 12/15/27 227,118
155,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4.150 05/01/30 155,796

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
150
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 225,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4.375% 05/01/35 $ 226,126
540,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5.200 05/01/45 540,189
350,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
4.625 05/01/30 355,133
625,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5.000 05/01/36 641,413
3,865,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5.750 05/01/45 3,949,170
600,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
4.300 05/01/32 601,499
1,500,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5.300 05/01/45 1,484,932
65,000 Glen St Johns Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2006
5.250 05/01/38 65,049
525,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
4.375 05/01/32 527,655
1,000,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5.400 05/01/45 990,032
120,000 (d) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2.400 05/01/26 119,830
665,000 (d) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2.950 05/01/31 617,215
185,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4.250 05/01/26 185,091
610,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
5.875 05/01/28 611,022
40,000 (d) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
2.625 11/01/26 39,664
220,000 (d) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3.200 11/01/31 212,088
560,000 (d) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3.500 11/01/41 495,336
440,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4.125 11/01/29 443,043
12,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/47 12,505,815
970,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
4.000 10/01/40 932,715
1,660,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.250 11/01/35 1,720,523
325,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5.000 11/01/28 331,851
50,000 Gulfstream Polo Community Development District, Palm Beach
County, Florida, Special Assessment Bonds, Phase 1 Project,
Series 2017
4.000 11/01/27 50,188

151
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 140,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
4.875% 05/01/30 $ 142,244
740,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5.625 05/01/43 764,519
270,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5.000 05/01/31 273,284
890,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5.850 05/01/44 905,440
45,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
2.375 05/01/26 44,950
205,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3.000 05/01/31 199,182
515,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3.375 05/01/41 459,492
100,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4.200 05/01/27 100,207
470,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4.400 05/01/32 477,944
265,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
4.750 05/01/29 269,421
260,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
4.600 05/01/32 262,684
625,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5.450 05/01/45 629,220
345,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
4.250 05/01/30 344,001
395,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
4.500 05/01/35 388,272
1,510,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
5.450 05/01/45 1,503,812
410,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019
3.500 11/01/30 399,232
125,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019
3.625 11/01/30 122,363
485,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
4.600 05/01/31 488,191
1,000,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5.200 05/01/44 1,000,670
340,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
4.500 01/01/28 343,071
3,900,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
5.125 01/01/50 3,779,361
490,000 (d) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4.500 05/01/31 492,849
1,310,000 (d) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5.150 05/01/44 1,294,829

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
152
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 365,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
4.500% 11/01/29 $ 369,667
245,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Assessment Area 7/7A Project, Series 2019
3.875 11/01/31 244,676
175,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3.250 05/01/31 167,312
420,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3.625 05/01/40 369,253
150,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 3 Project,
Series 2020A
3.625 05/01/40 131,876
440,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4.125 11/01/29 443,481
750,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4.250 05/01/30 746,441
1,000,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4.500 05/01/35 982,245
1,375,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5.550 05/01/45 1,375,509
80,000 (d) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
4.700 05/01/31 81,095
315,000 (d) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5.500 05/01/44 321,583
200,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
4.750 06/15/29 203,325
1,870,000 Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Refunding Series
2016
4.250 05/01/31 1,869,967
710,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4.375 05/01/31 712,415
1,500,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.000 05/01/44 1,468,560
1,500,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5.600 05/01/44 1,544,144
170,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
4.250 11/01/29 171,218
200,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4.875 12/15/28 203,168
1,500,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.750 12/15/43 1,571,545
2,500,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Refunding Series 2013
4.125 05/01/35 2,474,445
115,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
4.000 11/01/27 115,209
160,000 (d) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
5.125 11/01/30 163,341

153
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 645,000 (d) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6.000% 11/01/43 $ 671,606
65,000 Kindred Community Development District II, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2021
2.200 05/01/26 64,922
80,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2016
4.000 05/01/26 80,020
100,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2017
4.000 05/01/27 100,197
40,000 Kingman Gate Community Development District, Homestead,
Florida, Special Assessment Bonds, Project 2021 Series 2021
2.500 06/15/26 39,936
260,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
4.500 05/01/30 262,244
500,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5.000 05/01/36 511,819
875,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5.750 05/01/45 894,711
215,000 (d) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
4.250 06/15/31 217,578
700,000 (d) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
5.200 06/15/44 716,652
3,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5.500 08/15/40 3,040,026
320,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/29 320,002
550,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/39 523,563
70,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
4.500 05/01/27 70,124
300,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.000 05/01/32 304,330
745,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.500 05/01/42 763,359
490,000 (d) Lake Flores Community Development District, Manatee
County, Florida, Special Assessments Bonds, 2026 Assessment
Area, Series 2026
4.000 05/01/33 479,894
1,200,000 (d) Lake Flores Community Development District, Manatee
County, Florida, Special Assessments Bonds, 2026 Assessment
Area, Series 2026
5.450 05/01/46 1,193,333
495,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
4.750 05/01/31 500,904
810,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.650 05/01/44 821,516
515,000 Lakefront Estates Community Development District, Glades
County, Florida, Special Assessments Bonds, Assessment Area
1, Series 2025
4.375 05/01/30 512,657
235,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
4.600 05/01/28 237,212
205,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 05/01/30 209,102
890,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6.000 05/01/43 935,155
90,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4.250 05/01/29 90,241
35,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
2.625 05/01/26 34,967

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
154
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 120,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3.200% 05/01/31 $ 117,325
325,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3.625 05/01/41 293,423
110,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
4.300 05/01/27 110,511
200,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
3.875 05/01/29 200,930
45,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2.300 05/01/26 44,954
205,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2.700 05/01/31 194,490
350,000 (d) Landings at Miami Coummunity Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2018
4.125 11/01/28 351,719
715,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
4.400 05/01/31 718,436
1,520,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5.125 05/01/44 1,521,621
1,200,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.250 06/15/27 1,200,671
5,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.375 06/15/37 5,000,460
4,350,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6.000 06/15/38 4,402,539
325,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.000 12/01/27 284,676
210,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.375 12/01/32 169,717
35,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2.400 05/01/26 34,959
260,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
4.800 05/01/31 261,576
1,085,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5.375 05/01/44 1,080,655
270,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
4.375 05/01/31 270,507
705,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5.200 05/01/44 696,060
500,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
4.550 05/01/32 503,813
390,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5.625 05/01/45 390,818
100,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
2.500 05/01/26 99,878

155
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 700,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
3.125% 05/01/31 $ 666,207
1,460,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021B
3.250 05/01/31 1,395,214
110,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
4.850 05/01/31 111,280
325,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
5.700 05/01/44 329,188
275,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
4.875 05/01/31 278,029
905,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
5.750 05/01/44 919,583
245,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
4.750 05/01/31 246,548
1,025,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5.375 05/01/44 1,016,229
260,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4.000 05/01/29 261,192
1,635,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
3.875 05/01/30 1,614,161
3,560,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4.375 05/01/40 3,341,591
620,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
4.650 05/01/32 626,598
745,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5.550 05/01/45 747,889
240,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
4.250 05/01/30 239,038
385,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
4.500 05/01/35 377,886
430,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
4.500 05/01/31 432,503
1,350,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5.200 05/01/44 1,340,629
250,000 (d) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5.100 05/01/31 253,487
930,000 (d) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5.700 05/01/44 947,449
625,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
4.250 05/01/29 630,322
480,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
4.250 06/01/30 474,622

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
156
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 710,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.250% 07/01/27 $ 713,112
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5.000 07/01/28 998,451
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5.000 07/01/29 997,553
1,315,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5.000 07/01/30 1,308,442
695,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5.000 07/01/32 682,886
4,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5.125 07/01/46 3,640,458
12,835,000 (e),(f) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005D - AMBAC Insured (TSFR1M +
1.050%), (UB)
5.518 07/01/33 13,004,796
12,830,000 (e),(f) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005E - AMBAC Insured (TSFR1M +
1.050%), (UB)
5.518 07/01/34 12,990,079
7,385,025 (d) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower
Apartments, Series 2022A
6.000 11/01/52 7,417,499
4,090,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Inc. , Series 2017
5.000 09/15/44 3,909,664
1,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6.000 09/15/45 1,250,182
7,200,000 (d),(e) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5.375 07/01/65 7,389,927
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5.000 01/15/32 1,015,781
32,980,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5.000 10/01/40 33,273,539
4,500,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 4,461,539
150,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.200 05/01/27 151,162
1,050,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.450 05/01/32 1,112,129
2,540,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.850 05/01/37 2,684,154
3,415,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.100 05/01/42 3,600,710
2,260,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 2,278,182
145,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 5 Series 2024
5.000 05/01/34 147,782
760,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.125 05/01/31 699,320
370,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
4.625 11/01/29 375,976
250,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
4.000 06/15/30 249,016
230,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
4.250 06/15/35 226,078

157
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
5.200% 06/15/45 $ 497,138
2,055,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5.300 05/01/44 2,022,152
55,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2.625 05/01/26 54,942
320,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
3.125 05/01/31 304,975
115,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
2.625 05/01/26 114,890
260,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3.250 05/01/31 253,387
600,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3.550 05/01/41 539,808
195,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4.625 05/01/31 196,952
805,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5.450 05/01/44 815,479
380,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
4.875 05/01/31 384,872
500,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5.750 05/01/44 512,316
250,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
4.750 11/01/29 254,324
505,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4.000 05/01/30 506,565
75,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
2.450 11/01/26 74,410
500,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
3.000 11/01/31 472,284
400,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2020
3.125 05/01/30 388,139
45,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
4.750 05/01/27 45,210
210,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5.250 05/01/32 216,457
575,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5.000 05/01/38 575,212
1,400,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5.000 08/01/32 1,419,895
900,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
4.875 08/01/29 916,638

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
158
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 240,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2.300% 08/01/26 $ 238,686
445,000 (d) Northlake Stewardship District, Manatee County, Florida,
Special Assessment Bonds,  Rye Ranch Pod C1 - Assessment
Area 1, Series 2025
4.250 05/01/30 442,560
3,525,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5.000 10/01/36 3,548,114
25,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2.375 05/01/26 24,970
175,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2.875 05/01/31 168,581
370,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
3.300 05/01/41 323,173
325,000 (d) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
4.450 05/01/31 329,053
610,000 (d) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
5.200 05/01/44 613,942
305,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
4.375 06/15/32 308,678
745,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5.350 06/15/45 758,105
4,850,000 Palm Beach County Health Facilities Authority,
Florida  Retirement Communities Revenue Bonds, ACTS
Retirement - Life Communities, Inc Obligated Group, Series
2018A
5.000 11/15/45 4,884,208
1,000,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6.000 06/01/44 1,008,291
440,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Taxable
Series 2024B
8.500 06/01/33 448,714
2,275,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5.500 10/01/35 2,487,086
5,300,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5.500 10/01/45 5,443,935
400,000 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017
4.000 05/01/27 401,088
60,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2.400 11/01/26 59,398
645,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2.875 11/01/31 598,847
1,285,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3.150 11/01/41 1,042,729
415,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
4.950 05/01/31 418,453
700,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5.500 05/01/44 704,521
270,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.375 05/01/30 259,388
685,000 Parkland Preserve Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A
4.750 05/01/30 697,004
145,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
4.000 05/01/30 145,449

159
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 700,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5.125% 05/01/43 $ 705,064
425,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
4.625 05/01/30 429,776
1,155,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
5.375 05/01/43 1,176,262
855,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5.500 05/01/44 863,718
1,005,000 (d) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
4.250 05/01/31 1,008,551
3,255,000 (d) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
5.125 05/01/44 3,219,109
335,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
3.125 05/01/31 321,499
260,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
4.875 05/01/31 263,787
665,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
5.800 05/01/44 685,295
70,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
4.750 05/01/31 71,042
250,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
5.625 05/01/44 256,106
470,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4.200 05/01/30 466,553
2,000,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5.500 05/01/45 1,984,854
570,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4.350 05/01/31 572,303
1,325,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5.050 05/01/44 1,311,076
375,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
4.250 06/15/30 378,471
1,475,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.125 06/15/43 1,505,924
390,000 (d) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
4.500 05/01/32 393,222
710,000 (d) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
5.600 05/01/45 714,256
40,000 (d) Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021
2.375 12/15/26 39,714
665,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
4.250 05/01/31 653,684

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
160
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
4.500% 05/01/36 $ 485,320
1,250,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
5.600 05/01/46 1,238,693
405,000 (d) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
4.200 05/01/31 404,643
955,000 (d) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
5.000 05/01/44 925,178
100,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5.375 05/01/30 101,475
1,435,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
4.875 05/01/35 1,443,576
55,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021
2.500 05/01/26 54,954
175,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5.150 12/15/30 180,622
690,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5.875 12/15/43 732,902
130,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4.625 06/15/30 132,076
620,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.250 06/15/43 631,996
300,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4.250 06/15/30 302,318
370,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4.550 06/15/35 375,086
280,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
4.250 05/01/31 281,631
700,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5.200 05/01/44 705,040
80,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2.400 05/01/26 79,916
70,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2.850 05/01/31 67,271
3,020,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
3.150 05/01/41 2,644,295
405,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
4.375 11/01/28 406,191
545,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 4 Project, Series 2017
4.250 11/01/28 550,515
285,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3.000 05/01/26 284,847
290,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3.000 05/01/27 287,801
455,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3.000 05/01/30 438,050
440,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3.000 05/01/31 420,543
1,305,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3.000 05/01/36 1,177,164
345,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4.000 05/01/30 345,928

161
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 25,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
2.600% 05/01/27 $ 24,776
105,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
2.375 05/01/26 104,883
350,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3.000 05/01/31 338,039
1,970,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3.375 05/01/41 1,741,941
155,000 (d) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
5.375 05/01/30 158,705
700,000 (d) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6.250 05/01/43 745,036
1,000,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1
3.000 05/01/36 875,627
830,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3.000 05/01/31 784,133
830,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3.000 05/01/36 726,770
195,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4.375 05/01/28 196,408
100,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2.400 05/01/26 99,887
300,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3.000 05/01/31 290,100
850,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3.500 05/01/41 759,177
60,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2.400 05/01/26 59,937
300,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3.000 05/01/31 291,055
780,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3.500 05/01/41 694,226
95,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.125 05/01/26 95,069
230,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
3.875 05/01/30 228,004
805,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4.625 05/01/40 792,598
1,010,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.250 11/01/28 1,032,341
400,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
4.875 11/01/28 407,073
130,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
5.625 05/01/29 132,266
830,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6.250 05/01/42 875,316
350,000 (d) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
4.250 05/01/31 350,614
1,000,000 (d) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5.000 05/01/44 979,040
230,000 (d) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
4.200 05/01/31 230,640

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
162
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 (d) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
5.000% 05/01/44 $ 743,839
750,000 (d) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
5.750 11/01/43 772,667
270,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
4.250 11/01/28 272,235
995,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5.375 06/15/42 1,024,178
3,261,072 (d),(e) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3.920 04/01/59 2,657,908
450,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
4.750 05/01/31 455,279
1,300,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
5.625 05/01/44 1,320,627
485,000 (d),(h) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2026
4.125 05/01/31 485,729
925,000 (d),(h) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2026
4.625 05/01/36 928,285
1,250,000 (d),(h) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2026
5.700 05/01/46 1,256,064
85,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
4.625 05/01/29 86,013
325,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
4.625 06/15/31 330,712
625,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5.250 06/15/44 637,016
445,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4.875 05/01/30 451,111
2,360,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.500 05/01/43 2,417,998
355,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
5.250 11/01/30 363,951
1,000,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6.125 11/01/43 1,052,146
220,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
4.700 05/01/31 222,403
750,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
5.550 05/01/44 759,233
110,000 (d) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
3.750 05/01/27 109,825
690,000 (d) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4.125 05/01/32 687,399
875,000 (d) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.250 06/15/31 879,140
1,000,000 (d) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.875 06/15/44 972,973
185,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4.625 06/15/30 187,731

163
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 825,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.250% 06/15/43 $ 849,027
205,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
4.125 06/15/30 207,009
825,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5.000 06/15/43 843,137
5,415,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.000 11/15/29 5,481,096
6,140,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.750 11/15/54 5,752,619
660,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
4.450 05/01/31 662,156
1,190,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5.200 05/01/44 1,158,727
375,000 (d) Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018
4.625 11/01/29 381,320
255,000 (d) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
4.700 05/01/31 257,973
990,000 (d) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
5.550 05/01/44 1,007,383
140,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.000 11/01/28 142,509
30,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5.000 11/01/27 30,331
685,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
4.500 11/01/28 693,806
55,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
2.500 05/01/26 54,937
325,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
3.100 05/01/31 311,099
255,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4.750 11/01/28 259,250
1,085,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
4.625 05/01/32 1,090,440
1,585,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6.000 05/01/45 1,628,543
615,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
4.750 05/01/29 623,751
280,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4.850 05/01/31 281,829
1,000,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.625 05/01/44 990,487
30,000 South Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2021
2.375 06/15/26 29,919
370,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.000 05/01/29 374,511
375,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
4.625 05/01/29 380,554

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
164
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 70,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4.350% 05/01/26 $ 70,024
15,000 Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021
2.400 05/01/26 14,984
230,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3.250 05/01/29 225,121
370,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3.600 05/01/34 350,009
310,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
4.750 05/01/31 312,119
680,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5.375 05/01/44 683,934
275,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
4.375 05/01/29 277,874
690,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
4.500 11/01/28 698,552
45,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
2.450 05/01/26 44,946
305,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3.000 05/01/31 289,487
1,605,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3.200 05/01/41 1,376,035
85,000 (d) Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021
2.375 06/15/26 84,657
275,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4.375 06/15/30 277,153
500,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4.800 06/15/35 510,852
750,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
5.700 06/15/45 772,832
55,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
2.250 11/01/26 54,526
355,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3.000 11/01/32 329,774
750,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3.300 11/01/41 625,842
125,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-1
5.000 11/01/27 126,249
1,255,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 1,267,890
90,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
5.500 11/01/29 92,042

165
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 850,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2019 Assessment Area Series
2019NM
4.000% 06/15/30 $ 857,509
345,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, Parcel K Assessment Area, Series
2017
4.000 12/15/28 347,704
505,000 Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2019
3.625 12/15/30 494,417
80,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
2.550 06/15/27 78,823
375,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3.000 06/15/32 351,437
1,000,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3.250 06/15/42 857,162
20,000 (d) Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
Four Project, Series 2021
2.375 06/15/26 19,952
225,000 Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project, Series 2015
4.500 11/01/26 225,183
315,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5.000 11/01/29 322,019
125,000 Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020
3.750 05/01/40 112,431
50,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
2.500 05/01/26 49,941
300,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3.150 05/01/31 286,786
720,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3.450 05/01/41 629,965
65,000 (d) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2.200 05/01/26 64,925
300,000 (d) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2.750 05/01/31 290,161
385,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
4.750 05/01/31 389,583
615,000 (d) Sunrise Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Series 2025
4.250 05/01/30 611,174
1,000,000 (d) Sunrise Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Series 2025
4.500 05/01/35 976,478
7,470,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5.000 12/01/40 7,471,605
890,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.125 05/01/29 893,153
4,000,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.500 05/01/39 3,912,282
2,355,000 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625 05/01/36 2,327,547
325,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
4.625 11/01/29 330,558

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
166
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 115,000 (d) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
2.350% 12/15/26 $ 113,912
800,000 (d) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
3.000 12/15/31 754,762
90,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4.350 05/01/28 90,579
355,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5.200 05/01/28 360,880
1,755,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3.000 05/01/30 1,734,784
1,860,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3.000 05/01/32 1,810,957
1,525,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3.000 05/01/32 1,429,551
435,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
2.800 05/01/27 430,559
245,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2018B-2
4.625 05/01/28 247,399
450,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2019A-2
3.850 05/01/29 452,342
305,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
5.750 11/01/27 311,579
735,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
3.625 12/15/31 712,213
65,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5.000 05/01/28 65,874
310,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.000 05/01/28 314,201
255,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019
4.000 05/01/30 255,999
425,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4.000 05/01/31 426,280
60,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.000 11/01/28 60,453
285,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4.000 10/01/27 285,894
1,500,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4.500 10/01/47 1,440,753
35,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2.300 05/01/26 34,956
115,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2.700 05/01/31 107,232
530,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
4.350 05/01/32 538,616
710,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
5.400 05/01/45 712,773
45,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5.000 11/01/26 45,337
335,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
4.750 11/01/29 342,333
405,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019A
4.125 05/01/29 407,451
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
3.000 11/01/31 235,784

167
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 240,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.000% 05/01/28 $ 243,947
410,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
4.500 11/01/29 416,206
4,500,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Master
Infrastructure Project, Series 2022
3.625 05/01/32 4,349,260
195,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
4.000 05/01/28 195,702
900,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
5.750 11/01/28 919,407
815,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6.000 11/01/31 851,100
85,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4.200 05/01/26 85,014
335,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
4.875 05/01/30 339,664
4,400,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5.750 05/01/43 4,551,727
130,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4.625 05/01/27 130,380
600,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4.875 05/01/32 613,145
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.125 05/01/42 1,559,263
185,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.250 05/01/28 187,481
650,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.375 05/01/33 681,210
2,275,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6.000 05/01/43 2,390,961
365,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
4.800 05/01/31 369,447
450,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5.625 05/01/44 459,802
110,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
4.750 11/01/27 111,172
260,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5.000 11/01/27 263,343
580,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
4.500 11/01/30 588,381
185,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5.250 05/01/49 185,249
12,500 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2.400 05/01/26 12,485

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
168
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 125,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2.950% 05/01/31 $ 118,413
115,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
3.350 05/01/41 101,171
205,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
4.250 05/01/30 207,341
1,075,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5.125 05/01/43 1,096,908
415,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
4.450 05/01/32 419,049
480,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5.375 05/01/45 482,392
125,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
2.600 05/01/26 124,878
685,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3.125 05/01/31 667,077
1,500,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3.625 05/01/41 1,349,358
135,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6.000 11/01/27 138,339
900,000 (d) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Fixed Rate Series 2024B-3
4.250 01/01/30 900,767
550,000 (d) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Mandatory Paydown Series
2024B-2
4.500 01/01/30 550,447
55,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2.500 05/01/26 54,942
30,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2.500 05/01/26 29,968
290,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.100 05/01/31 281,360
150,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.100 05/01/31 145,524
1,150,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.600 05/01/41 1,034,923
365,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.600 05/01/41 328,216
195,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4.500 11/01/29 197,919
300,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4.500 11/01/29 304,490
360,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4.250 11/01/28 362,870
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4.250 11/01/28 287,272

169
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 200,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
4.500% 11/01/28 $ 202,202
245,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020
3.250 05/01/31 234,778
85,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
2.375 05/01/26 84,896
350,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3.000 05/01/31 336,685
185,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
5.875 11/01/29 189,616
215,000 Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021
1.800 05/01/26 214,749
1,460,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4.375 05/01/33 1,496,339
1,250,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2018A-2
5.500 11/01/29 1,302,940
10,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
2.700 05/01/27 9,865
205,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3.150 05/01/32 194,972
1,010,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3.450 05/01/42 886,495
125,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4.625 05/01/27 125,466
250,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4.875 05/01/32 256,621
750,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5.125 05/01/42 763,725
160,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
4.875 05/01/30 162,330
855,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5.625 05/01/43 886,934
245,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
4.625 05/01/31 248,385
670,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5.500 05/01/44 686,669
540,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
4.000 05/01/30 537,827
620,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
4.250 05/01/35 609,781
1,745,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5.300 05/01/45 1,748,366
100,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
4.500 05/01/30 101,369
465,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5.375 05/01/43 479,138

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
170
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 140,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4.375% 05/01/31 $ 140,549
1,455,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
4.625 11/01/29 1,479,612
75,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5.000 05/01/27 75,544
205,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5.375 05/01/32 215,252
1,000,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5.900 05/01/42 1,049,115
690,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area
Three Series 2026
4.000 06/15/33 672,936
865,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area
Three Series 2026
5.300 06/15/46 851,281
240,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
4.250 06/15/31 240,627
875,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
5.000 06/15/44 869,344
325,000 Wesbridge Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019
3.625 11/01/29 323,286
310,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4.500 06/15/30 314,568
900,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 06/15/43 927,317
180,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
4.000 06/15/30 178,674
770,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
5.300 06/15/45 766,539
50,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
2.500 05/01/26 49,930
215,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4.250 11/01/26 215,702
210,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4.625 11/01/31 210,778
85,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
4.250 05/01/29 85,615
465,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Villages
F-3 and G-1B Series 2023
6.000 05/01/43 494,896
105,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021
2.500 05/01/26 104,851
405,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
4.625 05/01/30 410,576
1,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5.375 05/01/43 1,541,358
430,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
4.250 05/01/35 422,283

171
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
5.250% 05/01/45 $ 994,652
4,240,000 West Villages Improvement District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Unit of Development 11
Assessment Area 1, Series 2025
4.750 05/01/32 4,198,973
405,000 (d) Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019
3.750 05/01/29 405,385
85,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
2.500 05/01/26 84,915
500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3.000 05/01/31 477,223
1,500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3.250 05/01/41 1,283,185
590,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
4.875 05/01/31 599,394
1,590,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
5.750 05/01/44 1,630,212
305,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.000 06/15/29 310,323
250,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.750 06/15/42 261,695
235,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
4.875 05/01/28 236,636
2,115,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5.375 05/01/43 2,157,718
1,000,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5.375 05/01/43 1,008,343
1,990,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5.625 05/01/53 1,971,197
475,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
4.050 05/01/30 474,857
2,500,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6.000 05/01/45 2,594,938
450,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
4.000 11/01/28 450,774
205,000 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series
2017
4.000 05/01/28 205,598
200,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
4.950 05/01/31 201,923
675,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5.625 05/01/44 681,307
325,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.370 05/01/29 328,582
60,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2.400 05/01/26 59,923
410,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2.950 05/01/31 385,875

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
172
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 945,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
3.350% 05/01/41 $ 819,733
155,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
4.500 05/01/30 156,930
920,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5.375 05/01/43 943,539
150,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
4.250 11/01/29 151,383
185,000 (d) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
4.600 05/01/31 187,916
1,000,000 (d) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5.450 05/01/44 1,034,309
315,000 Windsor at Westside Community Development District,
Osceola County, Florida, Special Assessment Bonds, Area 2
Project, Series 2016
4.125 11/01/27 317,340
235,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
4.000 05/01/30 234,054
240,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
4.250 05/01/35 235,518
690,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
5.250 05/01/45 687,130
205,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
4.375 05/01/26 205,084
200,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5.200 05/01/32 208,120
400,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5.700 05/01/42 418,354
195,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
4.350 05/01/32 195,663
600,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5.350 05/01/45 593,294
535,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5.125 05/01/35 551,253
295,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
4.300 05/01/32 296,451
630,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5.300 05/01/45 631,570
290,000 (d) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
4.650 05/01/32 293,180
565,000 (d) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5.550 05/01/45 569,199
430,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.000 05/01/29 437,861
290,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4.750 05/01/31 291,685
1,000,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.350 05/01/44 1,000,663

173
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 50,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
2.500% 05/01/26 $ 49,925
255,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3.000 05/01/31 245,597
1,240,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3.375 05/01/41 1,101,444
410,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4.750 11/01/29 418,179
TOTAL FLORIDA 849,747,225
GEORGIA - 2.4%
8,475,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 8,625,983
18,430,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 18,822,999
2,455,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.000 01/01/25 1,104,750
9,250,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 4,162,500
2,540,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 1,143,000
1,670,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 751,500
1,700,000 (d) Atlanta Development Authority, Georgia, Student Housing
Revenue Bonds, PRG - CAU Properties LLC Project - Clark
Atlanta University, Series 2025A
5.000 07/01/35 1,756,480
2,700,000 (d) Atlanta Development Authority, Georgia, Student Housing
Revenue Bonds, PRG - CAU Properties LLC Project - Clark
Atlanta University, Series 2025A
6.000 07/01/45 2,826,245
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
5.700 06/15/38 504,850
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6.000 06/15/43 505,359
4,250,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5.250 10/01/49 4,313,378
295,000 (g) Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military
Academy, Refunding Series 2017
5.000 03/01/27 118,000
1,000,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments
Project, Series 2018A
5.200 12/01/53 880,121
165,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.000 06/15/27 165,868
65,350,000 (d),(e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 65,220,084
25,000,000 (e),(f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67%
+ 1.700%), (UB)
4.621 12/01/53 25,664,542
15,935,000 (e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024C, (Mandatory Put 12/01/31)
5.000 12/01/54 16,824,331
3,000,000 (e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5.000 04/01/54 3,186,748
160,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4.000 01/01/46 143,661

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
174
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 425,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4.000% 01/01/51 $ 364,437
TOTAL GEORGIA 157,084,836
GUAM - 0.1%
1,850,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5.000 07/01/48 1,855,683
4,125,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5.000 10/01/40 4,160,819
TOTAL GUAM 6,016,502
HAWAII - 0.3%
1,235,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/34 1,255,314
1,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 981,767
13,485,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University, Series 2018
6.000 07/01/28 13,728,361
TOTAL HAWAII 15,965,442
IDAHO - 0.5%
3,970,000 (d) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 3,816,919
825,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4.375 07/01/34 825,325
1,265,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5.000 09/01/30 1,267,372
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5.000 09/01/37 995,984
1,000,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/41 875,034
3,410,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4.000 05/01/52 2,469,895
560,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/31 540,015
2,565,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/41 2,134,186
13,420,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022A
6.000 07/15/29 13,480,225
440,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022B
5.500 07/15/29 440,411
3,500,000 Power County Industrial Development Corporation, Idaho,
Solid Waste Disposal Revenue Bonds, FMC Corporation, Series
1999, (AMT)
6.450 08/01/32 3,512,536
400,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
General Obligation Bonds, Series 2021
5.125 09/01/45 396,243
TOTAL IDAHO 30,754,145
ILLINOIS - 2.8%
395,000 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax
Increment Revenue Bonds, East River Area TIF 6, Refunding
Series 2018A
5.000 12/30/27 398,815
840,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5.700 05/01/36 812,987
800,000 (d) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4.000 12/01/28 786,403
3,920,000 (d) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4.500 12/01/33 3,651,736
1,645,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.000 03/01/33 1,666,101
1,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 1,008,198

175
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,875,000 (d) Burbank, Cook County, Illinois, Educational Facility Revenue
Bonds, Intercultural Montessori Language School Project,
Series 2026
5.250% 02/01/36 $ 2,996,188
3,000,000 (d) Burbank, Cook County, Illinois, Educational Facility Revenue
Bonds, Intercultural Montessori Language School Project,
Series 2026
6.125 02/01/46 3,060,831
4,185,000 Central Illinois Economic Development Authority, Illinois,
Multifamily Housing Revenue Bonds, Huntington Ridge
Apartments Project, Series 2014
5.000 08/01/30 4,123,026
2,564,201 (d) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago
Neighborhood Initiative, Inc.Redevelopement Project-Whole
Foods Warehouse & Distribution Facility, Series 2016A
5.000 03/15/34 2,565,729
10,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/48 10,001,767
8,030,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5.000 01/01/52 8,018,846
13,570,000 City of Chicago, Illinois, Chicago O'Hare International Airport,
Senior Special Facilities Revenue Bonds, TRIPs Obliated Group,
Series 2018
5.000 07/01/48 13,301,158
1,292,581 Gilberts Village, Kane County, Illinois, Tax Increment Revenue
Note, Prairie Buisness Park-Industrial Property, Series 2018A
5.000 11/15/34 1,274,153
1,390,000 Governors State University Board of Trustes, Illinois, Certificates
of Participation, Capital Improvement Projects, Series 2018 -
BAM Insured
5.000 07/01/28 1,428,292
6,527,856 Illinois Finance Authority 6.500 03/01/55 5,802,321
1,450,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4.000 07/01/31 1,303,786
4,470,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/41 3,632,925
1,815,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.500 12/01/30 1,816,299
4,670,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.000 05/15/33 4,572,634
1,910,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/54 1,561,623
750,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 632,662
615,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015
4.125 05/01/45 571,948
210,402 (g) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/26 2,104
384,491 (g) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/40 3,845
360,000 (d) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5.125 10/01/35 365,148
1,390,000 (d) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6.000 10/01/45 1,406,977
1,795,000 Illinois Finance Authority, Revenue Bonds, Harris Theater for
Music and Dance Chicago, Series 2025
5.000 10/01/35 1,798,401
2,900,000 Illinois Finance Authority, Revenue Bonds, Harris Theater for
Music and Dance Chicago, Series 2025
5.750 10/01/45 2,861,278
14,750,000 (d) Illinois Finance Authority, Revenue Bonds, mHUB Chicago
Project Series 2023
5.420 10/01/38 15,076,195
6,250,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/45 6,249,929
2,200,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6.000 04/01/38 2,236,671
2,400,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.000 04/01/38 2,440,667
1,000,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/49 990,592
1,455,000 Illinois Finance Authority, Revenue Bonds, The Moorings of
Arlington Heights LLC, Series 2025
5.000 11/01/36 1,551,164

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
176
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 (d),(e) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Green Bond Series 2023A, (Mandatory
Put 9/03/30)
7.250% 09/01/52 $ 5,424,560
6,500,000 (d),(e) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7.375 09/01/42 7,354,478
11,920,000 (d),(e) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/50 11,641,188
105,000 Illinois State, General Obligation Bonds, June Series 2016 4.000 06/01/36 103,256
8,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 8,010,950
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/39 10,010,526
6,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5.000 01/01/36 6,008,213
7,610,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5.000 01/01/40 7,609,433
5,445,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5.000 06/15/53 5,352,935
260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4.250 01/01/29 259,997
361,371 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6.000 03/15/34 361,788
1,070,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Taxable Series 2024B
8.500 01/01/32 963,000
1,360,000 (d) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6.125 12/30/38 1,362,120
330,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/26 329,730
345,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/27 343,849
355,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/28 351,840
370,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/29 365,934
385,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/30 379,992
400,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/31 390,965
420,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/32 408,419
435,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/33 416,996
450,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/34 429,956
135,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5.750 08/01/42 135,118
1,510,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 1 Woods Creek, Refunding Series
2015
4.500 03/01/34 1,509,946
465,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 5 Wooded Shores, Refunding
Series 2015
4.250 03/01/29 460,240
215,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 7 Deep Spring Woods, Refunding
Series 2015
4.250 03/01/29 215,004
708,143 (g) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 708,143
TOTAL ILLINOIS 180,879,975

177
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 0.9%
$ 695,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5.300% 01/01/32 $ 679,964
110,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.125 01/01/32 106,220
1,665,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.125 06/01/32 1,645,920
910,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Avondale Meadows Academy Peoject, Series 2017
5.000 07/01/27 908,063
165,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/30 166,123
255,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/40 239,783
150,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5.750 08/01/42 150,131
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6.750 05/01/39 2,219,653
2,330,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.500 04/01/33 2,332,879
1,275,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.500 04/01/34 1,276,477
2,500,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.000 04/01/37 2,500,489
6,915,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5.000 11/01/51 6,921,601
11,005,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6.750 01/01/43 10,324,999
2,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.000 03/01/33 2,639,002
4,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.500 03/01/38 4,271,530
1,380,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 1,500,246
1,840,000 Lafayette Redevelopment District, Indiana, Revenue Bonds,
Series 2024B
5.000 02/15/27 1,873,285
100,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.050 04/01/26 100,000
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.750 04/01/36 3,975,440
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5.375 09/01/38 5,014,598
6,375,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project,  Refunding Series 2015A
5.000 01/01/35 6,376,569
140,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5.100 01/01/32 136,820
2,280,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5.350 01/01/38 2,218,785
3,100,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5.000 01/01/54 2,951,034
TOTAL INDIANA 60,529,611
IOWA - 0.5%
750,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
4.500 10/01/35 751,154
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
5.500 10/01/45 1,015,172
15,340,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 15,341,167
6,385,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5.000 05/15/41 6,385,172

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
178
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 7,000,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5.000% 05/15/47 $ 6,593,318
2,100,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/39 2,156,304
TOTAL IOWA 32,242,287
KANSAS - 0.5%
1,000,000 (d) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5.375 06/01/39 1,008,126
375,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/27 375,098
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/28 399,086
750,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5.250 11/15/33 695,339
1,790,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5.500 11/15/38 1,586,159
1,100,000 (g) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5.250 12/15/29 506,000
2,580,509 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4.375 01/01/27 2,348,264
7,250,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 3,335,000
2,145,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000 12/15/32 557,700
4,750,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A
5.000 09/01/48 4,768,516
895,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2019III
5.000 05/15/50 752,450
3,540,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.250 05/15/39 3,526,539
13,925,000 (d) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5.750 09/01/39 14,164,018
TOTAL KANSAS 34,022,295
KENTUCKY - 0.7%
6,950,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.250 06/01/41 6,992,246
1,850,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000 12/01/45 1,863,607
1,570,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/40 1,570,850
7,000,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Series 2015A - NPFG Insured
5.000 09/01/42 7,003,081
10,000,000 (e) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32)
5.250 04/01/54 10,713,078
9,795,000 (e) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30)
5.000 05/01/55 10,272,208
6,430,000 (e) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 6,234,114
TOTAL KENTUCKY 44,649,184

179
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 1.2%
$ 2,250,000 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002
6.800% 02/01/27 $ 2,255,155
1,330,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
4.800 06/15/29 1,335,627
3,700,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.500 06/15/38 3,710,984
2,850,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.625 06/15/48 2,753,771
680,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate
Lien Series 2025C
5.000 09/15/35 713,277
920,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate
Lien Series 2025C
6.000 09/15/45 962,797
115,000 (d) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3.375 06/01/27 113,385
250,000 (d) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3.750 06/01/32 234,538
130,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2.375 06/01/26 129,591
695,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2.875 06/01/31 641,430
125,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
4.450 06/01/27 125,295
250,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.000 06/01/32 255,431
750,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.375 06/01/42 771,072
175,000 (d) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5.000 06/01/33 179,692
250,000 (d) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5.875 06/01/45 261,366
1,545,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 1,603,934
1,555,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4.000 11/01/44 1,426,878
1,010,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking
Project, Series 2018 - AGM Insured
5.000 10/01/43 1,018,974
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking
Project, Series 2018 - AGM Insured
5.000 10/01/48 995,984
1,190,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4.400 11/01/44 1,150,662
265,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 272,747
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5.000 10/01/41 2,026,095

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
180
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 900,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5.000% 11/15/37 $ 923,278
905,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
5.750 02/01/32 897,758
480,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5.000 06/01/29 484,255
300,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.000 06/01/31 291,007
1,805,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.000 06/01/41 1,538,423
1,000,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 772,148
465,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/30 466,628
2,850,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/39 2,698,910
965,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 797,098
600,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4.000 06/01/31 579,143
1,350,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4.000 06/01/41 1,132,343
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.000 06/01/37 511,416
1,400,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/34 1,429,411
2,335,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/43 2,271,905
435,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.125 06/01/37 429,103
185,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 165,657
500,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5.000 07/01/27 207,500
1,745,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5.000 07/01/28 724,175
1,680,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5.000 07/01/29 697,200
1,695,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5.000 07/01/30 703,425
1,000,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5.000 07/01/32 415,000
750,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5.000 07/01/33 311,250
1,500,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5.000 07/01/37 622,500
3,050,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco
Power LLC Project, Series 2008
4.250 12/01/38 3,027,373
4,000,000 (d),(g) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Lousiana Pellets Inc Project, Series
2015, (AMT)
7.000 07/01/26 40
2,000,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023, (AMT),
(Mandatory Put 10/01/28)
6.750 10/01/53 2,115,143
500,000 (e) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023R-2,
(AMT), (Mandatory Put 10/01/28)
6.500 10/01/53 526,119
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5.000 01/01/27 994,976

181
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 10,345,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5.000% 01/01/48 $ 10,344,954
1,600,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 1,388,881
3,990,000 (d),(e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 4,368,141
5,390,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 5,833,616
1,840,000 (d),(e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 2,014,078
2,075,000 (e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3.700 08/01/41 2,100,764
930,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5.000 03/01/39 1,000,481
1,950,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5.000 03/01/40 2,072,172
TOTAL LOUISIANA 77,794,956
MAINE - 0.3%
3,000,000 (d) Maine Finance Authority, Solid Waste Disposal Revenue Bonds,
Casella Waste Systems, Inc. Project, Term Rate Series 2015-R3,
(AMT)
5.000 08/01/35 3,131,194
4,500,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5.000 07/01/43 4,579,974
11,050,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6.875 10/01/26 11,075,594
TOTAL MAINE 18,786,762
MARYLAND - 0.5%
2,210,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/31 2,233,477
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/32 1,009,613
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/33 1,512,496
2,360,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/35 2,373,606
500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/36 502,285
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 1,000,416
385,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5.000 06/15/26 385,403
345,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5.000 06/15/27 345,347
875,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4.875 06/01/42 889,037
295,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4.000 02/15/28 295,091
2,900,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5.000 07/01/34 2,901,131
1,200,000 (d),(e) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5.000 07/01/48 1,280,249
3,360,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000 12/01/25 2,251,200
6,895,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000 12/01/31 4,619,650
1,000,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5.250 12/01/31 670,000

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
182
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 270,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000% 07/01/27 $ 274,603
190,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/29 192,900
325,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/30 329,544
375,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/31 379,744
530,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/37 530,151
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5.000 07/01/44 1,962,407
190,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.000 07/01/27 190,872
750,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School,
Series 2022A
5.500 05/01/42 739,420
600,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.000 07/01/30 604,952
4,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 3,942,519
TOTAL MARYLAND 31,416,113
MASSACHUSETTS - 0.5%
2,410,000 (d) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5.000 10/01/47 2,374,439
3,300,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
5.500 07/15/35 3,330,746
2,000,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6.500 07/15/60 1,945,945
2,000,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
4.750 12/01/29 2,000,348
2,100,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
5.000 12/01/29 2,100,354
5,530,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5.000 07/01/44 5,540,226
2,750,000 Massachusetts Development Finance Authority, Revenue
Bonds, Tufts Medical Center Series 2052F
5.500 10/01/45 2,822,464
9,930,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5.000 07/01/43 9,931,657
TOTAL MASSACHUSETTS 30,046,179
MICHIGAN - 0.9%
335,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3.875 11/01/29 331,151
85,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5.000 11/01/34 86,612
100,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.000 11/01/26 99,597
1,915,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5.000 02/15/30 1,927,583
2,010,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5.000 02/15/31 2,021,793

183
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 19,154,958 (g) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3.000% 06/15/26 $ 21,501,440
11,410,154 (e),(g) Detroit, Michigan, Certificates of Participation, Police & Fire
Retirement System Service Corporation, Series 2006B - FGIC
Insured (LIBOR 3 M + 0.340%)
0.000 06/15/34 11,296,052
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - NPFG Insured
5.000 07/01/36 5,011
6,000,000 Grand Rapids Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Beacon Hill at Eastgate
Project, Series 2025A
5.750 11/01/45 6,023,975
1,250,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
4.000 05/01/31 1,052,822
245,000 (i) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5.000 12/01/45 245,981
4,755,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5.000 12/01/45 4,755,441
435,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
4.000 02/01/29 433,852
740,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hanley International Academy, Inc.
Project, Refunding Series 2021
3.500 09/01/30 711,633
1,350,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4.250 12/01/39 1,183,523
1,290,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5.900 07/15/46 1,024,485
200,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 4,398,020
500,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5.250 06/01/32 474,344
490,000 (d) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5.000 05/01/35 486,018
TOTAL MICHIGAN 58,059,333
MINNESOTA - 1.3%
320,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3.500 08/01/26 319,018
400,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3.500 08/01/27 395,688
270,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/28 267,850
415,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/29 410,010
260,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/30 254,862
300,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/31 292,805
320,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Taxable Series 2021B
6.000 06/15/27 315,493
540,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5.000 07/01/31 540,021

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
184
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 335,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4.000% 07/01/28 $ 330,013
1,100,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
3.875 07/01/29 1,030,087
1,680,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/34 1,535,726
2,135,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/39 1,810,756
1,715,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
5.250 06/15/35 1,744,001
1,225,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6.500 06/15/47 1,255,279
3,515,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2020A
5.000 07/01/55 3,207,395
1,600,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6.125 06/15/61 1,451,888
400,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Taxable Series 2024B
7.500 06/15/28 403,383
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/30 541,574
625,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/33 688,370
600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/34 618,876
260,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/35 266,578
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/36 433,645
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/37 431,264
300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/39 301,174
2,360,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/36 2,157,218
410,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/29 410,163
225,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
3.250 06/01/31 207,006
170,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4.000 06/01/41 139,248
2,100,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5.000 07/01/56 1,606,294
550,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850 12/01/29 551,318
850,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.250 06/01/42 804,550
130,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Taxable Series 2022B
5.500 06/01/27 130,124
440,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
4.000 12/01/31 370,462
1,685,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4.000 07/01/31 1,564,948

185
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,350,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4.000% 07/01/41 $ 3,300,865
845,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.000 07/01/32 831,021
550,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.375 07/01/42 501,269
350,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
5.500 07/01/27 351,974
780,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
4.250 12/01/27 777,943
1,680,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/37 1,628,441
650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.000 06/01/32 635,664
2,365,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.250 06/01/42 2,200,897
4,035,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.250 06/01/52 3,447,679
3,005,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.500 06/01/57 2,587,177
130,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4.000 03/01/27 130,019
1,475,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 1,454,603
290,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
4.500 09/01/26 287,630
6,165,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.500 06/01/42 4,562,100
10,650,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.750 06/01/52 7,881,000
2,000,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.875 06/01/57 1,480,000
200,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
3.750 04/01/26 200,000
2,025,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/36 1,878,408
3,785,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
4.500 03/01/33 3,885,894
6,045,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.250 03/01/43 6,028,719
100,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
4.750 07/01/29 100,367
1,285,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A
5.000 06/15/48 1,119,971
5,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 4,995,048
570,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4.500 12/01/29 543,195
325,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4.000 10/01/26 324,181
1,115,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4.750 10/01/31 1,115,032
30,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
3.750 06/01/26 29,936
4,405,000 (d) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
4.500 06/01/35 4,345,443

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
186
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 780,000 (d) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5.250% 06/01/45 $ 746,969
TOTAL MINNESOTA 84,158,532
MISSISSIPPI - 0.2%
2,700,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project,
Refunding Subordinate Series 2023, (Mandatory Put 6/15/25)
6.000 10/15/49 2,565,000
930,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/30 883,500
3,615,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/41 3,619,404
4,635,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/46 4,549,895
TOTAL MISSISSIPPI 11,617,799
MISSOURI - 1.2%
425,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 425,636
2,105,000 Hanley/Eager Road Transportation Development District,
Missouri, Sales Tax and Assessment Revenue Bonds, Series
2026
5.875 03/01/49 2,062,378
4,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6.250 11/01/44 4,054,590
1,000,000 (d) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/46 999,316
2,825,000 (d) Kansas City Industrial Development Authority, Missouri,
Revenue Bonds, Platte Purchase Project A, C & E, Refunding &
Improvement Series 2025
6.000 01/01/48 2,858,779
4,620,000 Kansas City School District, Missouri, Certificates of
Participation, Series 2025
4.625 04/01/45 4,732,447
1,075,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.000 05/15/26 1,076,217
1,080,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.000 05/15/27 1,091,666
1,150,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/28 1,165,191
2,645,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/31 2,674,071
2,000,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/42 2,001,645
2,070,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
4.375 02/01/31 2,063,847
1,300,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/40 1,304,350
3,600,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/50 3,502,099
3,225,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.000 06/15/40 3,216,129

187
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,500,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.500% 06/15/45 $ 1,495,415
725,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
5.000 10/01/35 727,139
1,000,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6.000 10/01/45 1,007,526
278,976 (g) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5.000 05/15/26 2,790
1,663,303 (g) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5.000 05/15/40 16,633
2,515,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/31 2,486,387
3,135,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/34 3,048,470
150,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3.000 05/01/30 143,920
500,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3.125 05/01/35 448,414
895,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/27 895,501
990,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/29 990,501
1,095,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/31 1,095,414
23,695,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5.250 09/01/53 23,563,258
3,215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.125 12/01/45 3,149,283
2,360,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5.500 06/15/42 2,209,308
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D, (AMT)
5.000 07/01/35 1,015,807
465,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 465,913
500,000 (d) The Industrial Development Authority of the County of St.
Louis, Missouri, Transportation Development Refunding
Revenue Bonds, Series 2019B
4.375 03/01/33 486,062
TOTAL MISSOURI 76,476,102
MONTANA - 0.1%
4,000,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/43 4,067,646
TOTAL MONTANA 4,067,646
NEBRASKA - 0.9%
5,490,000 (e) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5.000 05/01/53 5,735,500
40,000,000 (e),(f) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put
10/01/29) (SOFR*0.67% + 2.180%), (UB)
5.101 05/01/53 41,225,000
5,750,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5.000 05/15/44 5,749,774

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
188
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 5,410,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5.400% 09/01/53 $ 5,495,164
TOTAL NEBRASKA 58,205,438
NEVADA - 0.2%
995,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5.000 08/01/28 995,852
820,904 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5.125 12/15/37 8
2,714,441 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 27
1,832,350 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 18
7,469,738 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 75
2,292,095 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 23
1,500,000 (d) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5.000 12/15/48 1,392,297
1,415,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/32 1,392,882
605,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 582,771
650,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.000 09/01/38 644,538
405,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5.000 12/01/26 405,334
310,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4.000 06/01/39 292,831
145,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/27 145,074
1,400,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/47 1,269,116
600,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4.250 06/01/34 593,061
735,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4.500 06/01/39 726,064
340,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
4.000 12/01/27 340,244
1,600,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/37 1,606,582
580,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5.400 06/01/27 580,900
400,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5.000 06/01/38 412,465
885,000 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina, Senior Sales
Tax Anticipation Series 2025
3.875 06/15/28 887,875
TOTAL NEVADA 12,268,037

189
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 2.2%
$ 3,700,000 (d) National Finance Authority Special Revenue Capital
Appreciation Bonds,New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0.000% 12/15/34 $ 2,094,684
8,735,000 (d) National Finance Authority, New Hampshire ,Class A
Certificates, Avenue One Project Series 2025-2.
6.375 03/15/46 9,151,976
8,795,000 (d) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-1.
5.250 03/15/36 8,937,997
1,250,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018A, (AMT)
4.000 11/01/27 1,233,086
2,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4.625 11/01/42 1,735,946
1,270,000 (d),(e) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3.625 07/01/43 1,022,479
6,000,000 (d),(e) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3.750 07/01/45 4,893,274
8,400,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Aldeana, Azalea and Serenada Project, Capital
Appreciation Series 2026
0.000 12/01/40 2,880,836
41,056,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5.875 12/15/33 40,526,887
17,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 17,013,467
1,150,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development I,  Fort Bend, Waller &
Harris Counties, Texas, Series 2025
5.875 12/01/32 1,150,843
2,300,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development II,  Fort Bend, Waller
& Harris Counties, Texas, Series 2025
5.950 12/01/31 2,302,533
1,800,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development III,  Fort Bend, Waller
& Harris Counties, Texas, Series 2025
6.000 12/01/31 1,801,974
1,545,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5.950 12/01/31 1,544,860
10,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mirador Project, Travis County, Series 2025
6.000 12/01/31 10,005,593
15,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Provence Project, Travis County Capital Appreciation
Series 2025
0.000 12/01/31 10,354,766
24,500,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Lariat Phase 2 Project, Williamson County, Texas
Capital Appreciation Series 2025
0.000 12/15/32 15,504,134
1,837,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0.000 12/15/33 1,110,195
13,370,000 National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, The La Segarra Project, Waller
County, Texas, Municipal Utility District, Series 2026.
0.000 12/01/39 4,999,665
2,242,000 (d) New Hampshire National Finance Authority, Special Revenue
Bonds, Silverado Project Denton County Series 2024
5.000 12/01/28 2,235,739
TOTAL NEW HAMPSHIRE 140,500,934

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
190
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 1.8%
$ 4,980,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5.000% 05/01/46 $ 4,982,800
445,000 (i) New Jersey Building Authority, State Building Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 6/15/26)
4.000 06/15/30 446,390
500,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5.000 11/01/35 531,604
675,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5.000 11/01/45 677,035
900,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5.000 07/15/32 910,416
110,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
4.250 09/01/27 110,509
2,000,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 2,000,051
28,800,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.375 01/01/35 29,928,165
7,950,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.625 01/01/45 8,309,071
4,380,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5.750 09/15/27 4,387,280
3,315,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 3,319,648
6,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 6,008,413
3,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/37 3,036,758
5,290,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5.000 07/01/42 5,349,040
14,690,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5.000 07/01/41 14,638,579
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
4.125 06/15/39 1,502,222
280,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
5.000 01/01/34 289,957
1,055,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
4.750 01/01/45 1,000,053
1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4.125 07/01/33 1,010,555
10,000,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 9,968,431
20,430,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 19,577,133
TOTAL NEW JERSEY 117,984,110

191
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.0%
$ 450,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
4.450% 10/01/33 $ 449,070
525,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5.050 10/01/44 509,462
1,550,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5.900 09/01/32 1,552,913
TOTAL NEW MEXICO 2,511,445
NEW YORK - 5.4%
1,250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5.750 02/01/33 1,306,192
1,000,000 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, 261 Walton Facility LLC - Zeta Charter Schools Inc.
Project, Series 2026A
5.250 06/01/46 973,857
2,000,000 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, 261 Walton Facility LLC - Zeta Charter Schools Inc.
Project, Series 2026B
5.000 06/01/36 2,056,417
225,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
5.000 06/15/42 207,211
253,197 (g) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/34 202,558
5,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Riverspring Health Senior Living Inc Project, TEMPS-50
Series 2026B-4
5.000 12/15/31 4,928,608
5,000,000 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, Riverspring Health Senior Living Inc Project, TEMPS-75
Series 2026B-3
5.250 12/15/31 4,936,278
1,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,034,483
3,805,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,699,531
5,330,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 5,047,601
360,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
4.000 06/01/31 334,049
450,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/36 417,988
2,100,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5.000 12/01/31 2,100,162
1,100,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5.000 12/01/32 1,100,032
2,800,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/26 2,810,274
1,500,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/32 1,467,450
4,800,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/33 4,656,178
2,800,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/37 2,593,940
1,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5.250 05/01/41 1,589,818
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/34 3,292,140
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/35 2,179,943

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
192
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000% 05/01/36 $ 2,921,518
3,305,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/37 3,551,317
12,390,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 3,722,600
4,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 3,567,675
4,210,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 3,379,135
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
5.890 02/01/32 1,008,379
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6.470 02/01/33 1,025,980
330,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
4.760 02/01/27 330,459
470,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.050 02/01/31 456,058
3,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.450 02/01/41 3,096,584
4,795,000 Jefferson County Civic Facility Development Corporation, New
York, Revenue Bonds, Samaritan Medical Center Project, Series
2017A
4.000 11/01/42 3,863,110
1,000,000 (g) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5.500 09/01/26 148,000
12,050,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2016A-1
5.250 11/15/56 12,089,162
605,000 (e) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Variable Rate Demand
Obligations, Series 2002G-1 (SOFR*0.67% + 0.430%)
2.875 11/01/26 603,305
500,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5.000 07/01/32 511,186
1,390,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5.625 07/01/42 1,406,276
27,835,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5.000 11/15/51 27,694,834
5,500,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5.000 11/15/56 5,422,255
400,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/29 401,835
325,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4.000 12/15/31 331,402
1,475,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 1,514,133
250,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4.375 12/15/31 254,400

193
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,360,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750% 10/01/27 $ 4,006,800
1,685,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 1,061,550
4,435,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5.000 11/15/40 4,437,409
8,840,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5.000 11/15/45 8,842,073
5,040,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2005A
5.000 06/01/42 4,289,995
75,125,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 75,127,502
7,955,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.150 11/15/34 7,955,946
2,500,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.375 11/15/40 2,489,252
1,180,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 1,125,549
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/35 2,471,356
3,770,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/37 3,649,926
12,985,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 12,984,451
7,415,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 7,415,223
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2021, (AMT)
3.000 08/01/31 951,531
1,435,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5.000 06/30/49 1,428,597
1,780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/38 1,859,904
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/34 4,076,178
4,470,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/36 4,540,397
13,505,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 13,725,727
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 10,971,191
6,665,000 (d) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4.750 11/01/42 5,872,512

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
194
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,250,000 Onondaga Civic Development Corporation, New York,
Revenue Bonds, Crouse Health Hospital Inc. Project, Refunding
Series 2024A
5.125% 08/01/44 $ 1,183,828
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Seventh Series 2016,
(AMT)
5.000 11/15/32 3,033,039
2,580,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 218,815
10,385,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/30 8,420,659
4,895,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/31 3,893,412
3,230,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/32 2,528,600
5,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 4,408,710
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/34 1,531,822
6,705,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 5,093,847
2,100,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 1,584,489
6,600,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/36 6,755,198
75,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5.000 01/01/27 75,856
480,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5.000 01/01/32 505,516
525,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5.000 01/01/37 548,667
500,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5.000 01/01/41 514,880
TOTAL NEW YORK 343,814,720
NORTH CAROLINA - 0.1%
580,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/26 580,872
900,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A
4.000 03/01/36 894,735
910,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5.000 10/01/40 969,816
535,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5.125 10/01/45 557,416
4,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5.000 07/01/47 4,316,423
TOTAL NORTH CAROLINA 7,319,262

195
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 0.3%
$ 3,115,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000% 06/01/34 $ 3,055,942
4,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/38 3,891,202
1,500,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/43 1,409,072
11,610,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/48 10,106,160
1,100,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/53 917,494
TOTAL NORTH DAKOTA 19,379,870
OHIO - 3.5%
1,000,000 (i) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5.250 11/15/41 1,016,381
3,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 286,337
23,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 18,976,250
8,500,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5.000 11/15/45 8,225,124
9,825,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio,
Development Revenue Bonds, Pinecrest Public Improvement
Project, Series 2017
7.000 11/15/48 10,105,792
750,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5.250 01/01/34 768,264
885,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5.375 01/01/39 897,272
1,670,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Silver Birch of Columbus Project,
Series 2025A
6.050 01/01/46 1,683,112
7,040,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 6,902,560
3,305,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5.375 05/15/37 3,357,275
4,310,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5.500 05/15/42 4,296,987
1,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.000 02/15/37 1,003,121
4,980,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.000 02/15/42 4,944,274
8,440,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.500 02/15/52 8,213,399
15,415,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.500 02/15/57 14,943,942
4,340,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
3.750 12/01/38 3,958,848
500,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5.000 11/15/26 500,353
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.000 12/01/44 2,025,495
18,425,000 (d),(e) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5.000 12/01/53 18,801,811

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
196
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 415,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5.000% 12/01/32 $ 409,262
3,800,000 (e) Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds,
Series 2024A, (Mandatory Put 8/01/30)
5.000 02/01/55 4,000,802
520,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
4.375 12/01/30 524,420
500,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5.000 12/01/35 522,123
725,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5.000 12/01/41 739,690
5,600,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5.000 07/01/49 5,077,895
17,370,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750 06/01/33 17,923,297
1,080,000 (d) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 20017
5.125 01/01/32 1,081,486
13,040,000 (d) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 2017
5.450 01/01/38 13,033,282
1,710,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6.300 01/01/45 1,741,309
4,425,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Holland Project, Series 2025A
6.300 01/01/45 4,506,019
2,005,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch Bedford Heights, Series 2025
6.375 01/01/45 2,085,381
4,210,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Amherst, Series 2025A
6.250 01/01/45 4,346,870
1,100,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6.250 01/01/45 1,135,762
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6.250 01/01/45 1,032,511
730,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 736,985
3,540,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 12/31/39 3,540,047
35,080,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 36,197,424
1,000,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6.500 01/01/45 1,041,674
405,000 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
3.750 12/01/31 410,760
1,120,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 1,120,204
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 1,971,772
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 5,318,421
1,445,000 West Central Port Authority, Ohio, Revenue Bonds, Global
Impact Stem Academy Project, Series 2025A
5.000 12/01/40 1,473,987
1,235,000 West Central Port Authority, Ohio, Revenue Bonds, Global
Impact Stem Academy Project, Series 2025A
5.000 12/01/45 1,205,337
TOTAL OHIO 222,083,317

197
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 0.7%
$ 1,500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000% 08/15/38 $ 1,513,471
2,600,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 2,534,887
1,780,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.000 11/15/30 1,805,399
730,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.000 11/15/32 739,114
2,500,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.250 11/15/45 2,503,354
3,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5.500 12/01/35 3,704,832
23,125,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 26,229,959
5,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/40 5,481,303
TOTAL OKLAHOMA 44,512,319
OREGON - 0.5%
1,500,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5.000 05/01/36 1,500,340
860,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4.000 12/01/36 814,835
3,030,000 (d) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6.500 12/15/44 2,942,890
13,475,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5.000 06/01/46 13,483,190
610,000 (d) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
3.750 06/15/29 598,170
75,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Series 2012B, (AMT)
3.700 07/01/32 74,498
1,000,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
6.750 06/15/42 1,054,339
9,150,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 9,149,667
3,860,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5.000 07/01/47 3,860,618
1,135,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 1,136,609
TOTAL OREGON 34,615,156
PENNSYLVANIA - 2.5%
80,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Taxable Series 2022B
5.000 06/15/26 79,865
1,150,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5.000 05/01/42 1,148,185
4,035,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2024
5.000 05/01/42 4,142,756
2,325,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2025
6.000 05/01/42 2,525,848
3,010,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5.250 05/01/42 3,079,960
4,000,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5.000 05/01/42 3,993,688

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
198
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,010,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250% 05/01/42 $ 2,032,290
480,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5.250 05/01/32 490,806
2,850,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5.250 05/01/42 2,886,561
1,500,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5.000 05/15/42 1,503,680
3,535,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017C
5.000 05/15/47 3,455,165
2,387,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 2,544,885
39,651,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 37,337,051
2,000,000 (j) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
0.000 06/30/44 1,114,853
1,725,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Grand View Hospital, Series 2021
5.000 07/01/38 1,782,506
295,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 277,631
415,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
4.000 12/15/27 416,547
76,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
4.375 03/01/28 76,193
2,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5.125 10/15/41 1,300,000
5,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 3,250,000
190,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017
5.000 06/01/27 191,626
1,190,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
4.500 12/01/29 1,172,405
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5.000 12/01/32 495,579
490,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds, Seven Generations Charter
School, Series 2021A
4.000 05/01/31 478,555
1,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6.750 12/01/46 915,776
1,620,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Camelback
Pocono Township Tax Project, Refunding Series 2025
5.000 07/01/33 1,641,422
3,400,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna
Township Project, Refunding Series 2025
5.000 07/01/31 3,486,884
10,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5.000 11/15/42 10,392,765
820,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2015
5.000 01/01/30 820,593
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2018A
5.250 01/01/48 971,872

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500% 09/01/43 $ 1,025,846
5,160,000 (a),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10.000 12/01/40 516
5,160,000 (a),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 516
6,055,000 (a),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10.000 12/01/31 605
5,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 4,989,527
1,300,000 (e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5.250 12/01/38 1,302,438
500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/39 535,124
2,500,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/38 2,503,162
6,100,000 (d),(e) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5.450 03/01/56 6,109,395
15,830,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2017
5.000 05/01/41 15,852,593
1,375,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/40 1,405,478
5,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5.000 06/01/42 5,070,898
200,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/31 201,302
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/32 502,832
2,970,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/37 2,961,393
2,500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/42 2,429,380
7,000,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B
6.250 07/01/31 6,770,889
275,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Mast Community
Charter School II Project, Series 2020A
5.000 08/01/30 282,179
5,000,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5.125 12/15/44 4,715,765
6,130,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 07/01/47 6,131,921
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5.300 07/01/42 823,137
5,000,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5.000 06/01/36 4,687,870
TOTAL PENNSYLVANIA 162,308,713

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
200
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 2.4%
$ 10,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5.000% 07/01/33 $ 11,029,426
200,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/35 206,688
275,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5.000 07/01/33 287,524
500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5.000 07/01/37 515,474
4,365,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/33 4,563,790
334,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/37 344,337
11,790,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 7,064,578
1,100,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5.500 01/01/27 643,782
835,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5.250 07/01/32 839,213
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3.957 01/01/27 1,305
1,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/27 601,999
6,015,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/27 3,926,213
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5.000 07/01/42 1,807
470,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 276,557
200,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 118,174
1,140,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 686,279
6,205,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 3,682,114
450,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 265,891
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 07/01/32 1,182
2,140,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 1,264,572
9,660,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 5,773,466
4,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 2,390
7,020,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 4,198,140
50,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/27 30,213
1,995,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/27 1,166,617
110,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 68,042
350,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/26 206,805
1,260,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 735,934
1,145,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 670,652
18,275,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 10,787,716
1,090,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/28 644,583

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 45,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.050% 01/01/27 $ 27,164
8,375,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.800 07/01/29 5,569,375
3,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 1,783,053
500,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7.500 01/01/27 277,528
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5.375 01/01/27 1,193
6,135,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400 07/01/28 3,657,087
635,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds,
Refunding Series 2005SS
4.625 07/01/30 378,589
35,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/25 21,149
2,255,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/26 1,336,243
115,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 67,961
1,240,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 733,025
2,310,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 1,367,911
20,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/25 12,024
2,850,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 1,699,828
5,595,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 3,337,032
280,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/27 164,757
130,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.000 07/01/28 78,553
1,060,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 623,520
3,990,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 2,339,170
2,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/25 1,174,018
975,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 01/01/27 572,885
400,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.625 07/01/25 237,846
50,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/25 29,784
2,100,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/26 1,241,754
490,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 289,526
695,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 07/01/25 413,968
1,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 07/01/25 587,627
4,320,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 01/01/27 2,587,029
730,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 414,349
3,415,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 1,945,717
6,875,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 4,140,050

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
202
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 745,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000% 07/01/43 $ 422,863
2,460,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 1,635,900
3,220,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 2,121,409
3,975,477 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 3,976,421
13,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 4,578,041
4,632,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.750 07/01/53 4,319,628
6,235,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 5,936,499
11,688,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 11,531,955
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 2,774,253
1,362,349 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 1,438,919
18,136,460 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 13,182,549
91,769 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 90,492
438,808 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 424,097
635,897 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 589,192
3,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 2,577,898
275,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 271,560
TOTAL PUERTO RICO 153,586,854
RHODE ISLAND - 0.3%
8,010,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/31 8,018,238
11,975,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/36 11,920,906
TOTAL RHODE ISLAND 19,939,144
SOUTH CAROLINA - 0.5%
405,000 (d) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5.000 10/01/35 417,974
1,000,000 (d) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3.625 11/01/31 910,818
1,265,000 (d) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3.750 11/01/36 1,068,305
3,325,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/40 3,139,459
500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.125 08/15/35 483,641
900,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5.000 06/15/29 893,796

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 2,160,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Libertas Woodruff
Project, Series 2025A
7.000% 08/15/45 $ 2,255,710
1,610,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
6.250 06/01/35 1,616,735
6,840,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7.000 06/01/45 6,965,383
6,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7.125 06/01/60 6,022,612
780,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Taxable Series 2025B
8.750 06/01/32 781,633
200,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4.000 06/15/31 187,865
920,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/41 801,205
325,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6.125 06/15/33 333,414
940,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6.750 06/15/43 948,614
1,500,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5.000 12/01/35 1,546,498
2,200,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5.000 12/01/40 2,207,341
850,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5.500 12/01/45 860,864
750,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5.250 11/15/39 768,319
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5.000 10/01/35 1,034,841
1,275,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5.000 10/01/40 1,277,145
40,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A, (Pre-refunded
6/01/26)
5.000 12/01/28 40,164
85,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5.000 12/01/28 85,319
TOTAL SOUTH CAROLINA 34,647,655
SOUTH DAKOTA - 0.0%
2,930,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
5.000 07/01/46 2,942,664
TOTAL SOUTH DAKOTA 2,942,664
TENNESSEE - 1.6%
2,250,000 (d),(h) Bartlett Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Union Depot Project, Series 2026
6.200 07/01/49 2,260,346
3,245,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000 12/01/26 3,149,527
8,810,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000 12/01/31 6,540,146

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
204
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 7,400,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5.000% 12/01/35 $ 7,326,877
1,000,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 986,154
610,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5.000 06/01/27 597,029
16,750,000 (d),(e) Kingsport Industrial Development Board, Tennessee, Exempt
Facility Revenue Bonds, Domtar Project, Series 2024, (AMT),
(Mandatory Put 11/15/29)
5.250 12/01/54 15,945,482
1,190,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5.000 04/01/36 1,196,196
425,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4.750 07/01/27 404,876
6,640,000 (d) Memphis-Shelby County Community Redevelopment Agency,
Tennessee, Revenue Notes Series 2016
7.250 04/01/38 6,645,142
11,775,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5.000 07/01/40 11,802,633
3,130,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5.000 07/01/46 3,132,049
11,000,000 (d),(j) Metropolitan Government of Nashville-Davidson County
Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Rivergate Mall Project, Convertible
Appreciation Series 2026
0.000 06/01/46 9,000,049
500,000 (d) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5.000 06/01/44 498,089
4,000,000 (e) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2024A, (Mandatory Put 12/01/29)
5.000 10/01/54 4,194,570
5,000,000 (e) The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Commodity Project,  Series 2021A, (Mandatory Put
11/01/31)
5.000 05/01/52 5,289,053
20,750,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 20,896,030
TOTAL TENNESSEE 99,864,248
TEXAS - 10.4%
2,375,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4.000 10/01/50 1,836,555
9,535,000 (d) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 8,035,498
400,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
4.500 09/15/35 397,644
700,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
5.500 09/15/45 707,070
595,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
5.750 09/01/29 616,810
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5.750 09/01/42 1,054,373
295,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6.000 09/01/29 307,072
405,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
4.875 09/15/31 410,136
850,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5.500 09/15/44 863,661

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley
Farms Public Improvement District Improvement Area 1
Project, Series 2026
4.000% 09/15/36 $ 1,256,265
1,100,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley
Farms Public Improvement District Improvement Area 1
Project, Series 2026
5.350 09/15/46 1,080,203
97,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3.250 09/15/26 96,806
500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3.750 09/15/31 496,084
250,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
4.000 09/15/41 228,344
318,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
4.875 09/15/30 324,430
900,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5.625 09/15/43 933,674
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
4.250 09/15/35 994,812
1,300,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
5.200 09/15/45 1,307,782
130,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
4.250 09/01/27 130,497
645,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
4.625 09/01/28 650,080
2,000,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Basis Texas Charter Schools, Series
2025
5.125 06/15/40 2,039,305
2,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.250 08/15/34 1,997,116
1,250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.500 08/15/39 1,231,148
1,300,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.750 08/15/44 1,232,217
1,105,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.000 02/15/31 1,045,881
4,610,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.125 02/15/41 3,731,305
630,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
5.000 02/15/32 623,156
2,500,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6.000 02/15/42 2,448,885
1,245,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
5.500 06/01/32 1,265,751
5,085,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6.000 06/01/42 5,123,003
380,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
4.550 08/15/28 381,012
4,275,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5.000 12/01/46 4,211,890

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
206
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4.375% 12/31/30 $ 400,120
550,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4.625 12/31/35 552,954
114,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
2.500 09/01/26 113,388
622,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
3.000 09/01/31 582,222
335,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
5.500 09/01/27 339,679
165,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 165,827
1,800,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/31 1,807,981
1,700,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 1,706,640
985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/33 988,192
580,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/34 581,490
1,680,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/27 1,687,377
990,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/28 994,277
1,445,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/29 1,451,001
880,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/30 883,117
1,985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/32 1,989,845
1,525,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/34 1,526,687
6,500,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B,
(AMT)
5.000 11/15/46 6,505,309
275,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 1, Series 2019
4.000 11/01/29 275,261
800,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5.375 11/01/42 820,137
378,000 (d) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
4.625 09/15/32 386,058
750,000 (d) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
5.625 09/15/45 773,582
250,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
4.500 09/01/31 255,004
610,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5.250 09/01/44 625,037
500,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4.250 09/01/30 504,190
630,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4.625 09/01/35 644,383
625,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5.375 09/01/45 632,096
785,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
2.500 10/01/31 677,095

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 97,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4.125% 09/01/26 $ 97,124
565,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4.750 09/01/31 555,536
1,645,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5.000 09/01/41 1,587,376
350,000 (d) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
4.500 09/15/32 355,297
575,000 (d) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5.625 09/15/45 590,213
303,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
4.250 09/15/30 306,193
1,010,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5.125 09/15/43 1,019,971
661,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
4.500 09/15/32 671,902
800,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5.625 09/15/45 824,155
835,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5.875 09/01/45 838,974
1,000,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
5.750 09/01/33 1,008,516
2,200,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.625 09/01/45 2,210,095
130,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.000 09/01/27 125,881
135,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.000 09/01/28 127,991
140,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.125 09/01/29 130,491
145,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/30 133,074
150,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/31 134,826
315,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/33 270,030
335,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.500 09/01/35 280,084
540,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.500 09/01/38 421,242
595,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.750 09/01/41 448,184
670,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
4.625 09/01/28 676,904
880,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.000 09/01/28 893,045
137,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4.375 09/01/27 136,812
430,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4.625 09/01/32 429,378
195,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4.125 09/01/39 181,971

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
208
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5.125% 09/01/28 $ 50,804
279,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 1
Project, Series 2026
4.000 09/01/33 277,147
555,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 2
Project, Series 2026
4.125 09/01/36 550,577
1,630,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5.375 09/01/43 1,660,236
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3.250 09/01/26 49,873
200,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3.750 09/01/31 192,789
175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
4.750 09/01/31 174,605
95,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1 Project, Series
2016
4.200 09/01/27 95,090
130,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
4.750 09/01/28 131,512
225,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5.000 09/01/28 228,392
125,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
2.750 09/01/27 121,988
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3.125 09/01/32 325,639
875,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3.375 09/01/42 689,691
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
4.625 09/01/32 351,066
450,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5.500 09/01/45 452,927
600,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
4.750 09/01/35 595,385
1,020,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
5.875 09/01/45 1,021,924
306,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
4.375 09/01/30 309,617
1,225,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
5.125 09/01/43 1,241,076
150,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
4.375 09/01/31 151,697
200,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
4.250 09/01/31 195,387
650,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5.000 09/01/44 627,343
845,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
5.750 09/01/32 858,136
308,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Direct Improvement
Project, Series 2022
4.000 09/01/32 297,812
355,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6.125 09/01/32 360,036
450,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
5.750 09/01/30 466,340

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,700,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6.500% 09/01/43 $ 1,723,692
136,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3.250 09/01/27 133,554
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3.625 09/01/32 321,665
300,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4.350 09/01/30 301,444
400,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4.600 09/01/35 403,228
600,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5.375 09/01/45 599,766
100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
2.875 09/01/27 97,760
250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3.250 09/01/32 233,398
1,175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3.500 09/01/42 958,932
75,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
3.500 09/01/26 74,668
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.000 09/01/31 481,402
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
2.750 09/01/26 49,740
400,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
3.250 09/01/31 375,511
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
4.375 09/01/26 50,107
100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5.000 09/01/36 100,374
46,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
2.500 09/01/26 45,742
175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3.000 09/01/31 160,701
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3.375 09/01/41 406,540
88,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4.500 09/01/27 88,201
255,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4.875 09/01/32 262,417
145,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
4.625 09/01/31 146,742

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
210
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 475,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5.500% 09/01/44 $ 483,229
195,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4.375 09/15/27 195,030
405,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4.750 09/15/32 409,034
1,050,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5.250 09/15/42 1,064,308
208,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5.125 09/15/27 210,602
310,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5.500 09/15/32 313,033
750,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6.000 09/15/42 767,674
500,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.000 09/01/28 508,008
1,000,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.600 09/01/38 1,009,565
1,000,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.700 09/01/47 999,992
3,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Aristoi Classical Academy INC.,
Refunding Series 2025A
4.500 08/15/35 2,926,576
2,845,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Aristoi Classical Academy INC.,
Refunding Series 2025A
5.000 08/15/40 2,758,728
6,400,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
5.750 06/15/38 6,441,865
5,000,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
6.000 06/15/43 5,009,089
325,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5.000 06/15/34 320,388
275,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5.750 06/15/44 264,649
51,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
2.500 09/01/26 50,727
475,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3.000 09/01/31 437,688
1,050,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3.250 09/01/41 839,884
1,050,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5.100 09/01/44 1,055,754
100,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.250 08/15/29 93,095
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.250 08/15/30 94,243

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.375% 08/15/31 $ 92,573
225,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/33 190,405
240,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/35 193,125
255,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/37 194,339
565,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.750 08/15/41 400,503
165,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
4.000 09/01/27 165,065
650,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4.000 10/01/41 629,643
700,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4.000 10/01/46 635,063
915,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
2.500 10/01/31 823,633
8,935,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4.000 10/01/50 6,812,675
2,605,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
3.500 10/01/31 2,329,219
8,355,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5.000 10/01/50 6,561,511
586,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
5.375 09/15/31 605,048
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
4.250 09/15/35 990,984
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5.250 09/15/45 997,312
50,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4.125 09/15/26 50,051
260,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4.750 09/15/31 261,169
96,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
3.375 09/15/26 95,973
205,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
4.000 09/15/31 204,197
264,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5.375 09/15/27 266,545
530,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5.500 09/15/32 550,853
350,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4.250 09/15/30 351,499
425,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4.500 09/15/35 428,138

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
212
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5.250% 09/15/45 $ 498,656
224,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6.125 09/15/32 234,818
1,650,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
4.125 09/01/35 1,638,862
1,500,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5.250 09/01/45 1,503,779
400,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4.500 09/15/30 401,614
400,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4.750 09/15/35 404,362
700,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5.500 09/15/45 710,181
200,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
5.375 09/15/35 201,436
850,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
4.750 12/31/30 845,190
1,250,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5.000 12/31/35 1,270,049
750,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4.250 12/31/30 744,130
1,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4.500 12/31/35 1,270,422
500,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.375 12/31/45 511,912
1,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5.250 12/31/44 1,258,567
350,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
5.250 09/15/31 349,490
430,000 (d) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
4.250 09/01/35 426,949
600,000 (d) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5.375 09/01/45 601,321
235,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/26 235,859
245,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/27 247,782
255,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/28 259,347
265,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/29 268,773
280,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/30 283,320
290,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/31 293,228

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 305,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000% 09/01/32 $ 307,952
3,078,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
5.000 09/15/35 3,138,563
2,300,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6.000 09/15/45 2,368,112
486,000 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory
Ridge Public Improvement District Improvement Area 2, Series
2025
4.500 09/01/30 482,045
750,000 (d) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
4.125 09/15/35 740,613
1,000,000 (d) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
5.250 09/15/45 998,519
300,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
4.875 08/15/27 300,925
778,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5.250 08/15/32 807,949
1,630,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5.875 08/15/42 1,655,206
469,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
4.500 08/15/31 469,086
1,000,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5.375 08/15/44 1,004,058
124,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
3.750 08/15/27 123,978
587,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
4.000 08/15/32 585,798
430,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
3.500 08/15/29 419,221
110,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4.000 08/15/39 102,288
150,000 (d) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
2.625 09/01/26 149,272
1,320,000 (d) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
3.250 09/01/31 1,258,114
5,120,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 5,120,026
690,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4.000 09/01/36 701,699
1,070,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4.125 09/01/39 1,078,561
1,170,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4.250 09/01/41 1,178,448

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
214
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 249,000 (d) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3.625% 09/15/27 $ 248,570
415,000 (d) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3.875 09/15/32 413,288
380,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6.250 09/15/30 387,741
635,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6.500 09/15/35 658,095
6,560,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5.250 06/01/49 6,386,165
9,800,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5.250 06/01/54 9,320,268
785,000 Gulf Coast Industrial Development Authority, Texas, Solid
Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
Project, Series 1998, (AMT)
8.000 04/01/28 786,173
385,000 (d) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
4.500 09/15/32 387,859
800,000 (d) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
5.500 09/15/45 811,636
335,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4.000 09/01/27 336,859
255,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Hackberry Public Improvement District 3 Phase 13-16 Project,
Refunding & Improvement Series 2017
4.500 09/01/27 256,365
310,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Rivendale by the Lake Public Improvement District 2 Phases
4-6, Series 2017
4.125 09/01/27 310,695
895,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5.000 06/01/28 887,452
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.000 04/01/27 97,605
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.000 04/01/28 95,082
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.250 04/01/29 93,489
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.250 04/01/30 91,184
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.375 04/01/31 89,317
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/33 213,187
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/35 202,134
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/37 230,635
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.750 04/01/39 227,715
325,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
3.000 04/01/41 240,324
316,000 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
3.625 09/01/29 308,681
150,000 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
4.125 09/01/39 140,402

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,500,000 (d) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
4.500% 09/15/35 $ 1,493,440
500,000 (d) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
5.625 09/15/45 502,641
2,645,000 Hemphill County Hospital District, Texas, General Obligation
Bonds, Series 2019
5.250 02/01/32 2,674,914
385,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
4.250 09/01/31 383,938
650,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5.000 09/01/44 648,552
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021A,
(AMT)
4.000 07/01/41 910,890
1,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvement Projects,
Refunding Series 2025B, (AMT)
5.500 07/15/35 1,584,144
32,545,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/33 34,213,055
20,570,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/34 21,584,249
19,625,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/35 20,850,656
9,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/36 10,020,733
3,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/38 3,128,088
113,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
2.500 09/01/26 112,394
400,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3.125 09/01/31 376,625
1,100,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3.500 09/01/41 926,643
100,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
2.750 09/01/26 99,566
400,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3.500 09/01/31 378,423
1,165,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3.875 09/01/41 1,049,012
115,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
2.625 09/01/26 114,442
210,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3.250 09/01/31 196,567
550,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3.625 09/01/41 470,661
110,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
4.500 09/01/30 111,573

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
216
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 870,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5.250% 09/01/43 $ 886,323
300,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4.125 09/01/30 301,130
415,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4.375 09/01/35 416,103
105,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
4.000 09/01/26 105,223
110,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2.000 09/01/27 105,947
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2.000 09/01/28 107,874
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2.250 09/01/29 106,079
120,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2.250 09/01/30 107,566
125,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2.375 09/01/31 110,071
350,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
4.375 09/01/30 352,393
1,600,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5.250 09/01/43 1,622,414
200,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
2.500 09/01/26 198,927
485,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
3.000 09/01/31 453,314
430,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 2
Improvement Area 2 Project, Series 2025
4.625 09/01/35 430,888
410,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 2
Improvement Area 2 Project, Series 2025
5.750 09/01/45 414,495
153,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5.125 09/15/28 155,762
730,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5.625 09/15/42 742,810
126,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021
2.750 09/01/26 125,453
649,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3B Project,
Series 2025
4.375 09/01/35 651,801
370,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 5 Project,
Series 2025
4.500 09/01/35 370,801
680,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5.500 09/01/43 696,547
548,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5.500 09/01/44 556,693
264,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3.625 09/01/27 263,385
505,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3.875 09/01/32 496,098

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,250,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
4.125% 09/01/41 $ 1,169,696
117,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4.125 09/01/27 117,125
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
5.750 09/01/43 2,025,027
255,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 1
Project, Series 2019
4.250 09/01/29 256,182
84,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
5.750 09/01/30 87,182
224,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4.375 09/01/27 224,903
535,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4.750 09/01/32 549,424
16,600,000 (d) Lakeside Place Public Facility Corporation, Texas, Multifamily
Housing Revenue Bonds, Torrey Chase Apartments, Series
2021
3.480 12/15/39 12,814,216
200,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3.500 09/15/27 197,494
1,000,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3.875 09/15/32 969,386
3,000,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
4.000 09/15/42 2,620,206
215,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
4.250 09/15/31 213,853
200,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
4.375 09/15/31 200,076
650,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
5.125 09/15/44 660,397
350,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Area 1 Project, Series 2019
3.750 09/15/29 345,126
1,500,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5.875 09/15/42 1,596,272
200,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
4.375 09/15/29 200,410
753,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
4.250 09/15/32 760,107
1,100,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
5.750 09/15/45 1,136,827
525,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4.125 09/01/28 525,740
105,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4.750 09/01/37 105,026
356,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
2.625 09/01/27 347,769
750,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3.125 09/01/32 701,798

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
218
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,200,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3.375% 09/01/42 $ 1,805,812
275,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
3.875 09/01/32 262,686
650,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
4.125 09/01/42 583,693
150,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.250 09/01/27 147,867
205,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.500 09/01/32 192,362
530,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.750 09/01/42 456,601
300,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
2.875 09/01/31 275,334
725,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
3.125 09/01/41 570,356
190,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
5.250 09/01/27 192,892
115,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
4.500 09/01/27 116,048
1,233,000 (d) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
4.500 09/01/36 1,206,867
2,857,000 (d) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
5.750 09/01/46 2,815,440
700,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
4.250 09/15/35 695,831
1,580,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
5.250 09/15/45 1,582,658
450,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
6.000 09/15/36 463,843
370,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4.125 09/15/30 368,579
300,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3.125 09/15/31 274,630
740,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3.500 09/15/41 615,122
170,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3.125 09/15/26 169,481
315,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3.750 09/15/31 289,726
530,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5.250 09/15/43 538,876
450,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
4.375 09/15/32 453,160
1,200,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6.000 09/15/45 1,243,560

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 170,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5.000% 09/01/29 $ 173,229
170,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2019
4.500 09/01/29 171,628
33,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3.375 09/01/26 32,941
500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3.875 09/01/31 481,223
100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
4.125 09/01/41 90,113
1,100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6.375 09/01/44 1,084,316
100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4.125 09/01/26 100,074
200,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4.625 09/01/31 194,927
500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4.875 09/01/41 471,458
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7.375 09/01/44 1,006,538
2,550,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4.000 06/01/30 2,550,813
340,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
3.750 09/15/29 334,943
35,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
2.625 09/15/26 34,815
240,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3.125 09/15/31 221,331
225,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5.000 09/15/27 227,457
500,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5.375 09/15/32 525,531
1,000,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Viera Public Improvement District 1 Improvement Areas 1
Project, Series 2026
4.125 09/01/36 967,441
675,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Viera Public Improvement District 1 Improvement Areas 1
Project, Series 2026
5.450 09/01/46 665,747
45,683 (g) Mesquite Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, Christian Care Centers Inc.,
Series 2014
5.000 02/15/24 457
180,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
4.750 09/01/28 182,251
135,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2018
5.125 09/01/28 137,648

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
220
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 520,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.250% 09/15/29 $ 533,011
318,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
4.625 09/01/30 322,934
855,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5.375 09/01/43 876,701
235,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
4.250 09/01/31 235,482
500,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5.000 09/01/44 497,696
800,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
4.750 09/01/30 813,139
1,300,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.500 09/01/43 1,344,606
1,500,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-2-A4
Projects, Series 2025
4.375 09/01/35 1,492,263
120,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
2.875 09/15/26 119,499
410,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3.500 09/15/31 388,821
1,105,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3.875 09/15/41 992,093
220,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Major Improvement Area
Project, Series 2021
4.125 09/15/31 212,118
925,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 926,136
5,200,000 (e) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 5,395,203
1,775,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6.750 08/15/45 1,821,431
115,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/26 114,134
120,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/27 117,220
125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/28 119,825
130,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/29 122,323
135,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/30 125,856
140,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/31 128,127
295,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/33 259,278
315,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.375 09/01/35 267,956
340,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.500 09/01/37 279,521
365,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.500 09/01/39 282,771
395,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.750 09/01/41 301,479

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 453,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
4.375% 09/15/32 $ 459,034
675,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5.125 09/15/45 673,580
500,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
4.500 09/15/32 506,075
1,140,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
5.250 09/15/45 1,141,917
240,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
5.250 09/01/30 246,215
730,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6.125 09/01/43 764,952
350,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5.000 09/01/32 358,180
800,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5.875 09/01/45 827,478
175,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
3.625 09/01/26 174,873
350,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4.250 09/01/31 339,489
520,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.125 08/15/29 520,257
310,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
3.375 08/15/29 297,826
80,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/39 78,299
670,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 603,478
1,160,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
3.000 08/15/30 1,094,223
750,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
5.500 10/01/35 780,876
4,775,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-2
4.625 10/01/30 4,698,963
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-3
4.250 10/01/30 3,960,507
330,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 330,000
2,135,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 2,135,000
21,157,826 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0.000 11/15/61 9,740,242
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
5.250 07/01/32 1,005,606

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
222
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,725,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.000% 01/01/32 $ 7,873,042
18,655,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.250 01/01/42 18,339,223
10,410,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 9,438,096
1,480,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A
5.000 04/01/29 1,480,315
260,991 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 08/01/25 255,771
14,500,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/30 14,283,135
9,000,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 8,465,362
280,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/34 229,913
450,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/35 358,827
480,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/37 362,465
995,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/39 722,975
1,040,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/41 778,795
1,315,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/44 910,573
805,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.625 08/15/47 531,841
100,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3.000 09/15/26 99,675
800,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3.625 09/15/31 782,708
650,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4.000 09/15/41 593,694
265,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5.250 09/01/30 269,021
351,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
4.875 09/01/30 356,383
320,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
4.250 09/15/31 317,987
725,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
5.100 09/15/44 717,872
245,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
4.700 09/15/31 246,175

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 575,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5.350% 09/15/44 $ 576,128
155,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
3.500 09/01/29 151,233
550,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
4.000 09/01/39 522,185
415,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5.000 09/01/35 423,449
1,000,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5.750 09/01/45 1,016,818
300,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5.000 09/15/30 306,054
400,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5.000 09/15/30 408,073
350,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5.250 09/15/35 362,184
300,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.000 09/15/35 308,643
350,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.000 09/15/35 360,472
217,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
4.875 09/15/27 218,380
195,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
4.875 09/15/27 196,241
2,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
4.500 09/15/36 1,932,762
1,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6.000 09/15/46 994,445
705,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Major
Improvement District Project, Series 2026
6.750 09/15/46 701,306
269,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
4.875 09/15/27 270,229
912,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5.125 09/15/32 932,358
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5.375 09/15/27 352,086
500,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5.625 09/15/32 517,450
1,250,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8.250 09/15/43 1,320,516

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
224
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 80,000 Ponder, Texas, Special Assessment Revenue Bonds, Public
Improvement District 1 Estates at Remington Park, Series 2017
4.000% 09/01/27 $ 80,311
38,470,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 34,980,402
14,210,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3.625 01/01/35 12,784,220
1,250,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.000 01/01/27 1,211,178
1,850,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.125 01/01/28 1,722,980
2,100,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.250 01/01/29 1,884,206
2,400,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.625 01/01/31 2,026,450
8,605,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.750 01/01/36 6,697,125
7,215,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.875 01/01/41 5,136,405
10,500,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.000 01/01/39 9,981,537
5,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.125 01/01/44 4,745,149
425,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Southridge Public Improvement District Improvement
Area 4 Project, Series 2025
4.125 09/01/35 417,270
211,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4.250 09/01/27 211,311
460,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4.750 09/01/32 465,818
275,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
4.375 09/01/31 277,775
500,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5.125 09/01/44 500,700
700,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 3 Project, Series 2025
4.125 09/01/35 687,268
900,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 3 Project, Series 2025
5.250 09/01/45 889,399
25,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
2.500 09/01/26 24,866
148,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3.000 09/01/31 138,603
350,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3.375 09/01/41 284,579
171,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4.250 09/01/27 171,607

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4.750% 09/01/32 $ 413,252
375,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
4.500 09/01/30 380,094
564,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
4.250 09/01/31 570,619
750,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
5.000 09/01/44 750,036
340,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4.250 09/01/30 342,282
340,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4.600 09/01/35 342,919
600,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5.250 09/01/45 592,933
280,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5.375 09/01/45 280,957
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 5
Project, Series 2025
4.125 09/01/35 991,716
1,300,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 5
Project, Series 2025
5.250 09/01/45 1,304,067
2,350,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7.000 09/01/43 2,436,114
515,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
4.375 09/01/31 521,237
900,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5.250 09/01/44 906,349
450,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4.250 09/01/30 453,234
400,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4.600 09/01/35 408,502
300,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5.375 09/01/45 302,854
457,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4.000 09/01/29 453,803
310,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.000 09/01/29 316,057
328,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
4.375 09/01/31 328,717
47,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2.375 09/01/26 46,724
215,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2.875 09/01/31 197,323

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
226
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 550,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
3.250% 09/01/41 $ 439,939
212,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
4.375 09/01/31 212,761
650,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5.000 09/01/44 645,464
330,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4.250 09/01/30 330,735
430,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4.500 09/01/35 427,306
500,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5.350 09/01/45 499,505
1,125,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 06/15/23 641,250
435,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement District
Project, Series 2019
3.625 09/15/29 425,977
255,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019
3.875 09/15/29 254,412
230,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Project, Series 2017
4.250 09/15/28 230,792
455,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4.125 09/15/29 455,492
249,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
4.750 09/15/27 250,381
736,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5.125 09/15/32 760,691
2,216,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5.625 09/15/42 2,264,597
330,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Publifc improvement District
Major Improvement Area Project, Series 2017
4.750 09/15/28 332,564
225,000 (d) Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 1 Project, Series 2020
3.625 09/15/30 217,568
200,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
4.875 09/15/27 201,336
300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5.250 09/15/32 311,599
400,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5.375 09/15/44 401,325
450,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5.500 08/01/27 462,130
660,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
5.625 09/15/42 703,468
720,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
6.875 09/15/42 793,267

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 265,000 San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project, Series
2021A
5.000% 10/01/31 $ 261,324
4,435,000 San Antonio, Texas, Airport System Revenue Bonds,
Improvement Series 2015, (AMT)
5.000 07/01/45 4,435,534
1,040,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5.000 09/01/29 1,050,305
283,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
4.875 09/01/30 284,536
186,000 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
3.750 09/01/27 184,493
500,000 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4.000 09/01/32 484,812
149,000 (d) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4.375 09/01/27 148,472
295,000 (d) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4.625 09/01/32 291,196
700,000 (d) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
5.750 09/15/45 718,651
1,965,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.000 11/15/27 1,995,506
3,095,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.750 11/15/47 3,112,788
944,991 (g) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Northwest Senior Housing-Edgemere Project, Series 2015A
5.000 11/15/25 94
2,983,000 (d) Terrell, Texas, Special Assessment Revenue Bonds, Arboretum
Estates Public Improvement District 6 Major Improvement Area
Project, Series 2025
5.750 09/15/35 3,014,345
4,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5.500 12/31/58 4,069,953
1,890,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/39 1,985,788
1,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/40 1,051,544
760,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 792,172
400,000 (d) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
4.750 09/15/32 410,337
500,000 (d) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
5.750 09/15/45 520,184
285,000 Town Of Hickory Creek, Denton County, Texas, Special
Assessment Revenue Bonds, Hickory Creek Public
Improvement District, Series 2018
5.125 09/01/28 290,046
200,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4.375 09/15/27 200,049

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
228
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4.750% 09/15/32 $ 510,964
1,000,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5.250 09/15/42 1,019,703
490,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
4.500 09/01/31 495,026
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5.375 09/01/44 862,716
212,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4.375 09/01/27 212,628
300,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4.750 09/01/32 307,935
612,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
4.250 09/01/31 613,947
800,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
5.000 09/01/44 802,652
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5.000 09/01/28 1,022,093
750,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5.000 09/01/30 789,965
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5.000 09/01/32 1,065,854
360,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
4.375 09/01/31 362,006
615,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
5.125 09/01/44 611,832
945,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
5.875 09/01/32 991,415
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4.000 09/01/32 416,586
755,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
3.000 09/01/34 673,900
1,645,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2017A
5.000 09/01/39 1,645,657
436,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
5.625 09/15/28 444,667
2,394,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6.250 09/15/42 2,360,101
144,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
2.625 09/15/26 143,110
250,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
3.125 09/15/31 231,121
230,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
4.500 09/01/27 231,278

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 425,000 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
4.750% 09/01/30 $ 428,958
1,220,000 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
5.625 09/01/43 1,245,665
1,680,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.125 09/01/35 1,680,201
1,805,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.250 09/01/40 1,807,712
530,000 (d) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
4.375 09/15/32 536,066
880,000 (d) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
5.750 09/15/45 903,448
TOTAL TEXAS 667,791,682
UTAH - 1.2%
560,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.250 03/01/31 533,883
1,835,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.500 03/01/36 1,663,091
2,015,000 (d),(g) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 1,919,521
3,919,000 (d) Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6.500 03/01/53 3,756,229
2,356,000 (d) Coral Junction Public Infrastructure District 1, Utah, Special
Assessment Bonds, Coral Junction Assessment Area, Series
2022A-2
5.500 06/01/41 2,331,952
1,100,000 (d) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5.000 03/01/41 1,103,090
3,845,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750 03/01/42 3,845,336
908,721 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5.625 12/01/43 924,941
3,580,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4.125 06/01/36 3,386,879
2,375,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5.000 06/01/44 2,386,190
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5.750 06/15/44 1,030,907
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5.250 06/01/45 1,011,326
500,000 (d),(j) MIDA Mountain Village Public Infrastructure District, Utah,Tax
Allocation Revenue Convertible Capital Appreciation Bonds,
Series 2025-2
0.000 06/01/35 391,437
2,000,000 (d),(j) MIDA Mountain Village Public Infrastructure District, Utah,Tax
Allocation Revenue Convertible Capital Appreciation Bonds,
Series 2025-2
0.000 06/01/43 1,517,757
1,730,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4.000 06/01/36 1,655,717
3,000,000 (d) Sage Creek Infrastructure Financing District, Utah, Special
Assessment Revenue Bonds, Sage Creek Assessment Area
Series 2024
5.750 12/01/53 2,958,054
8,140,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5.000 07/01/47 8,142,551
3,670,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6.750 07/01/35 3,856,075
500,000 (d) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6.250 04/15/46 506,948

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
230
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 2,565,000 (j) TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
0.000% 03/01/40 $ 1,815,400
4,750,000 (j) TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
0.000 03/01/45 3,329,110
465,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A
4.000 06/15/31 445,755
1,360,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5.000 06/15/29 1,388,804
2,115,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5.000 06/15/34 2,135,810
475,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5.000 06/15/39 459,036
1,055,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4.000 10/15/31 1,010,520
2,325,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4.000 10/15/41 1,923,488
710,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
4.500 07/15/27 712,963
5,430,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
5.250 07/15/38 5,451,743
1,130,000 (d) Utah Charter School Finance Authority, Revenue Bonds, Ronald
Eilson Reagan Academy Project, Refunding Series 2016A
5.000 02/15/36 1,080,927
1,350,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5.000 06/15/39 1,312,093
11,160,000 (d) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6.625 09/01/47 11,766,981
TOTAL UTAH 75,754,514
VIRGIN ISLANDS - 1.2%
24,340,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 24,767,364
10,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.000 02/01/38 9,725,027
6,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750 02/01/45 6,421,535
10,600,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 10,314,742
6,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Taxable Series 2025A-2
8.875 02/01/34 5,599,378
1,725,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 1,713,725
4,760,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 4,763,003
5,559,950 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 5,580,287
384,075 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250 07/01/26 384,179
4,810,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 4,192,528
4,360,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022, (AMT)
5.875 10/01/32 4,204,110
1,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6.250 10/01/42 1,002,963
TOTAL VIRGIN ISLANDS 78,668,841

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 0.5%
$ 1,920,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5.125% 03/01/31 $ 1,879,567
2,730,000 (d),(g) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
2.750 11/01/29 1,747,200
950,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assessment Bonds, Potomac Shores Project, Series
2015
5.150 03/01/35 951,272
805,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4.000 03/01/32 791,535
3,332,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4.250 03/01/42 3,068,320
25,000 (d) Farms of New Kent Community Development Authority,
Virginia, Special Assessment Bonds, Refunding Series 2021A
3.750 03/01/36 24,150
2,000,000 (d) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6.125 09/01/60 1,964,336
1,120,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5.550 01/01/37 1,094,363
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-1
6.250 09/01/30 4,026,172
7,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-2
5.750 09/01/30 7,549,618
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-3
5.375 09/01/29 4,028,365
105,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021
4.000 06/01/46 88,600
720,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8.500 04/01/28 731,002
100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/47 97,565
900,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 865,785
1,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 1,434,044
2,045,000 (d),(e) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5.000 01/01/48 1,971,846
TOTAL VIRGINIA 32,313,740
WASHINGTON - 0.8%
570,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.500 06/01/27 570,020
1,500,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.600 06/01/37 1,439,234
10,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.250 05/01/42 10,109,127
805,000 Seattle Housing Authority, Washington, Revenue Bonds,
Newholly Phase I Project, Series 2016A
3.550 10/01/46 696,489
2,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 2,007,945
1,280,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 1,280,809

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
232
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,880,000 (e) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5.875% 12/01/45 $ 2,910,634
3,250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 3,172,717
125,000 (d) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project,
Refunding Series 2016A
4.000 07/01/26 124,961
1,815,000 (d) Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2017
5.000 01/01/48 1,595,537
1,500,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6.250 01/01/56 1,496,172
10,000,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025B-3
4.375 01/01/33 9,843,890
2,000,000 (d) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5.000 01/01/31 2,014,314
2,910,000 (d) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/31 2,914,412
2,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/36 2,000,938
9,815,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5.250 07/01/55 9,857,964
TOTAL WASHINGTON 52,035,163
WEST VIRGINIA - 0.3%
1,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
4.500 06/01/32 1,450,167
2,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5.000 06/01/37 2,342,061
470,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4.500 06/01/27 471,738
5,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 5,800,478
200,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4.125 06/01/43 182,537
11,405,000 (d),(j) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
0.000 06/01/53 2,510,818
1,500,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.250 06/01/45 1,580,667
495,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 413,704
3,085,000 (d),(g) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7.625 12/01/40 1,542,500
1,625,000 (d),(e) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 1,766,721

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 1,720,000 (d),(e) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4.625% 04/15/55 $ 1,750,224
TOTAL WEST VIRGINIA 19,811,615
WISCONSIN - 7.6%
2,570,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6.750 06/01/32 2,572,311
300,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5.000 11/15/31 303,471
190,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5.000 11/15/33 192,151
14,394,000 Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0.000 12/15/39 5,545,381
170,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
4.250 06/15/31 167,346
3,360,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5.000 07/15/49 3,080,641
275,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
4.250 06/15/31 263,208
895,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5.000 06/15/41 808,600
200,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6.000 06/15/35 205,537
325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6.500 06/15/45 325,755
400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2021A
4.000 06/01/36 361,233
605,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
4.000 06/15/29 588,055
390,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5.000 06/15/39 362,905
1,540,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4.250 06/15/29 1,508,590
2,225,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.500 06/01/42 2,233,417
1,365,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.500 06/01/47 1,320,762
995,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.625 06/01/52 947,746
525,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.750 06/01/62 497,794
145,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
4.125 05/01/26 144,910
965,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
5.750 07/15/32 965,801
700,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
5.000 07/01/35 729,302
1,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
4.750 07/01/45 1,660,640
250,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
5.750 07/01/33 263,617
325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6.375 07/01/43 339,415
650,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/31 655,112

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
234
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000% 01/01/42 $ 939,636
7,125,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Gray Collegiate Academy Project, Series 2019A
5.625 06/15/49 6,842,110
5,970,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Gray Collegiate Academy Project, Series 2021A
4.750 06/15/56 4,991,256
655,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
4.375 04/01/32 640,420
3,780,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5.125 06/15/39 3,757,330
290,000 (d),(i) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (ETM)
4.100 06/15/26 290,544
755,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
4.100 06/15/26 753,920
2,760,000 (d),(i) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/36 2,770,198
6,330,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 5,826,092
230,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
5.250 07/15/33 242,331
460,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6.000 07/15/43 480,173
1,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
4.500 06/15/29 1,802,955
510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
4.500 06/15/32 511,653
1,310,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5.000 06/15/42 1,270,838
1,935,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
6.500 06/01/39 1,885,818
670,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Taxable Series 2024B
8.000 06/01/32 677,837
4,920,216 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.000 01/01/45 4,842,939
3,390,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150 01/01/55 3,327,873
750,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
6.750 03/01/27 765,477
2,500,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7.000 03/01/47 2,530,722
1,725,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
5.875 06/15/38 1,740,312
790,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/34 816,491
700,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/39 704,622

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 270,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000% 12/15/44 $ 261,621
175,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
4.000 06/15/29 173,674
440,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
5.000 06/15/39 434,633
1,000,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4.000 07/15/34 984,574
750,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4.000 07/15/39 703,823
800,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4.500 07/15/49 702,712
500,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5.625 06/15/37 483,277
750,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5.875 06/15/42 709,403
185,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
4.750 06/01/29 184,562
970,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Franklin School of Innovation, Series 2022A
5.000 01/01/42 890,469
44,970,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5.500 06/01/35 47,949,280
100,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
4.250 08/01/26 99,434
2,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4.000 08/01/35 1,916,675
35,520,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.250 08/01/27 25,929,600
725,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.750 08/01/31 507,500
30,370,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
5.000 12/01/27 23,688,600
31,515,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.750 12/01/42 24,581,700
21,655,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7.000 12/01/50 16,890,900
45,645,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream Meadowlands Project,
Series 2017
6.500 12/01/37 35,603,100
13,270,000 (d) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 13,480,399
1,790,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7.000 01/01/50 1,884,074
2,455,649 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5.000 12/15/36 2,418,688
4,765,000 Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Creekhaven, Wildrye, and Furst
Ranch Projects, Texas Infrastructure Program, Series 2026
0.000 12/15/36 2,428,335
11,158,000 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Willow Springs Projects, Serie 2025
0.000 12/15/39 4,415,739

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
236
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,700,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6.250% 10/01/31 $ 170,000
1,000,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 10
11,630,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.625 07/01/28 8,141,000
2,155,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5.000 10/01/33 2,238,596
1,820,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5.750 10/01/43 1,860,298
30,000 (d),(i) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (ETM)
5.000 04/01/30 31,262
10,000,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone CCRC Project, Series 2021A
4.000 06/01/56 6,970,689
9,630,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4.000 06/01/36 8,832,295
16,025,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/37 16,202,305
1,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4.000 06/01/41 950,895
2,755,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/36 2,634,380
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/41 1,379,989
1,625,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 1,323,976
1,935,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
4.000 06/15/30 1,907,551
2,245,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5.000 06/15/35 2,275,409
2,420,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.000 12/01/31 2,363,713
545,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
5.250 12/01/35 549,821
825,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6.250 12/01/45 844,689
25,435,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 11,445,750
8,455,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 3,804,750
2,795,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 1,257,750
735,000 (a),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/26 74
9,245,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 9,227,851
285,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
4.000 10/15/31 274,995
570,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5.000 10/15/41 539,413
1,000,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Series 2021A
3.000 06/01/48 670,218
17,930,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7.500 06/01/29 17,455,138
3,800,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Bonds,  Legacy Rochester Hills Project-Rochester Hills,
Michigan, Series 2025
5.250 06/01/34 3,875,687

See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 32,895,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000% 06/01/41 $ 32,940,882
4,600,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 4,748,935
11,550,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 11,796,931
4,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6.500 12/31/65 4,367,927
1,750,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5.500 12/01/52 1,854,410
1,285,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5.250 12/01/48 1,355,924
875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
5.000 03/15/50 836,486
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5.000 02/15/47 1,001,569
2,130,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5.250 06/01/40 2,105,948
235,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
4.375 08/01/27 209,150
4,425,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5.000 08/01/27 3,938,250
4,015,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5.000 08/01/32 2,845,821
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4.250 08/01/34 996,060
2,300,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4.500 08/01/39 2,261,689
1,180,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
3.000 12/01/31 1,037,548
2,550,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
4.000 12/01/41 2,038,355
6,250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc.,
Series 2025A
5.000 08/15/48 6,478,801
3,000,000 (e),(i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5.000 02/15/51 3,027,837
485,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5.000 05/01/26 484,789
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5.125 05/01/29 996,099
490,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
4.150 10/01/29 485,564
2,700,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2019A
5.000 07/01/49 2,702,194
3,210,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5.000 11/01/39 3,210,800
2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5.000 11/01/46 1,944,354

Portfolio of Investments March 31, 2026
(continued)
Short Duration High Yield
238
See Notes to Financial Staements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,600,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024B-1
4.400% 08/15/29 $ 1,600,434
2,500,000 (d) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5.000 07/01/37 2,319,954
TOTAL WISCONSIN 486,593,234
TOTAL MUNICIPAL BONDS
(Cost $6,559,177,362) 6,273,240,418
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
370972 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 370972
CAPITAL GOODS - 0.0%
1,029,408 (a),(g) KDC Agribusiness Fairless Hills LLC 12.000 09/17/26 103
TOTAL CAPITAL GOODS 103
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,940,593 (a),(g) Jackson Hospital 13.000 04/30/26 155,247
2,695,268 (a),(g) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13.000 04/30/26 215,622
TOTAL HEALTH CARE EQUIPMENT & SERVICES 370,869
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $5,656,829) 370,972
SHARES DESCRIPTION MATURITY VALUE
166,500 WARRANTS - 0.0% 166,500
TRANSPORTATION - 0.0%
133,200 (a) BL TRAIN HOLDINGS WEST LLC 11/26/35 166,500
TOTAL TRANSPORTATION 166,500
TOTAL WARRANTS
(Cost $0) 166,500
TOTAL LONG-TERM INVESTMENTS
(Cost $6,615,122,282) 6,322,025,925
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%
138,600,000 REPURCHASE AGREEMENTS - 2.2% 138,600,000
138,600,000 (k) Fixed Income Clearing Corporation 3.600 04/01/26 138,600,000
TOTAL REPURCHASE AGREEMENTS
(Cost $138,600,000) 138,600,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $138,600,000) 138,600,000
TOTAL INVESTMENTS - 100.6%
(Cost $6,753,722,282) 6,460,625,925
FLOATING RATE OBLIGATIONS - (3.6)% (232,775,000)
OTHER ASSETS & LIABILITIES, NET -  3.0% 193,657,738
NET ASSETS - 100% $ 6,421,508,663
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR Secured Overnight Financing Rate
SPMUV7DY S&P Municipal Bond 7 Day High Grade Rate Index
TSFR1M CME Term Secured Overnight Financing Rate 1 Month

See Notes to Financial Staements
Investments in Derivatives
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Affiliated holding
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,738,232,645 or 42.4% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) When-issued or delayed delivery security.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(k) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $138,613,860 on 4/1/26, collateralized by Government Agency Securities, with coupon rates 4.625%–4.750% and maturity dates 11/15/55–2/15/56, valued at
$141,372,000.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (3,073) 6/26 $ (348,124,692) $ (341,247,047) $ 6,877,645
U.S. Treasury 5-Year Note (2,064) 6/26 (224,765,763) (223,282,876) 1,482,887
Total $(572,890,455) $(564,529,923) $8,360,532

Portfolio of Investments March 31, 2026
Strategic Municipal Opportunities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.5%
0 COMMON STOCKS - 0.0% 0
MATERIALS - 0.0%
15 (a),(b) Palouse Fiber Holdings LLC $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $2,250) 0
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
370,425 CORPORATE BONDS - 0.1% 370,425
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
$ 477,476 (c) Benloch Ranch Improvement Association No 12022 2022 9 .750% 12/01/39 370,425
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 370,425
TOTAL CORPORATE BONDS
(Cost $477,476) 370,425
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1118755451 MUNICIPAL BONDS - 100.4% 1118755451
ALABAMA - 2.9%
600,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500 09/01/45 647,633
660,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 707,996
710,000 (c),(d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 710,520
1,100,000 (c),(d) Baldwin County Industrial Development Authority,
Alabama,Solid Waste Disposal Revenue Bonds, Novelis
Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .300 03/01/56 1,067,283
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 1,490,906
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 1,422,426
5,000,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,305,127
10,250,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 10,440,864
4,280,000 (d) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 4,692,881
1,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 1,021,404
220,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 154,371
4,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 4,088,845
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000 09/01/41 504,182
TOTAL ALABAMA 32,254,438
ARIZONA - 2.0%
905,000 (e) Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5 .000 07/01/43 982,572
705,000 (e) Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5 .000 07/01/44 758,791
810,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 817,806

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,240,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000% 07/01/51 $ 1,062,430
8,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 6,836,160
5,660,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 3,335,402
1,625,000 (c) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,652,255
2,000,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5 .000 07/01/40 2,238,240
2,000,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/39 2,252,991
400,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 403,085
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .250 10/01/40 886,725
1,250,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 1,248,789
100,000 (f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 80,000
25,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 23,560
TOTAL ARIZONA 22,578,806
ARKANSAS - 0.9%
8,800,000 (c),(d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 8,761,505
1,000,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/37 1,021,145
TOTAL ARKANSAS 9,782,650
CALIFORNIA - 11.5%
100,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 111,409
120,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 132,425
2,160,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000 02/01/55 2,287,544
7,940,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 8,104,129
7,500,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 7,575,867
3,815,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,426,880
4,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/42 4,226,462
2,910,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 3,179,737
395,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/35 436,650
100,000 (c) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/36 97,724

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
242
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,200,000 California Municipal Finance Authority, Federal Lease Revenue
Bonds, VA Oceanside Health Care Center Project, Taxable
Series 2021
3 .637% 07/01/30 $ 4,747,531
600,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 624,121
6,785,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 6,806,135
1,000,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 847,080
400,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 368,922
470,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 434,871
275,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 250,267
300,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 294,950
745,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000 06/01/60 621,267
555,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/46 592,604
3,560,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5 .000 10/01/39 3,847,530
960,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/45 1,036,766
655,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 733,439
1,345,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/42 1,489,061
1,235,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/43 1,358,471
935,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/45 1,009,767
3,455,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5 .000 10/01/43 3,821,024
3,555,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5 .000 10/01/44 3,898,006
2,440,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5 .000 10/01/45 2,646,642
1,015,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5 .000 10/01/46 1,092,260
1,225,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,226,083
6,180,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 5,339,318
1,500,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5 .000 11/01/42 1,664,296
1,200,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5 .000 11/01/45 1,294,129
110,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/40 125,223
1,065,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/40 1,156,957
2,445,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/41 2,637,756
2,125,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/42 2,278,348

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,700,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000% 07/01/43 $ 1,811,092
1,915,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/44 2,026,857
2,130,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/45 2,238,374
2,200,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/46 2,298,253
780,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/43 830,972
730,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/45 767,142
3,140,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/47 3,283,608
3,270,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .250 05/01/50 3,448,565
585,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5 .000 07/15/38 661,660
2,500,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 2,610,306
575,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/41 293,948
585,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/42 281,874
1,060,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 355,505
965,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 289,208
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 1,282,561
3,210,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2024
Measure D Series 2025A
5 .000 08/01/50 3,343,842
3,660,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4 .000 10/01/42 3,545,610
1,275,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 1,306,144
1,340,000 (d) San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350 08/01/29 1,354,685
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 605,390
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 530,919
475,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 504,373
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 1,584,166
1,000,000 Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, 2022 Election, Series
2025A - BAM Insured
5 .000 08/01/49 1,051,546
4,030,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/36 4,647,239
1,150,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/40 1,283,012
725,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 857,496
2,360,000 University of California, General Revenue Bonds, Series
2025CD
5 .500 05/15/40 2,749,254

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
244
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,540,000 University of California, General Revenue Bonds, Series
2025CE
5 .000% 11/15/41 $ 1,718,375
TOTAL CALIFORNIA 128,383,627
COLORADO - 11.3%
2,630,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500 12/01/43 2,656,580
1,420,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,446,241
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 986,808
6,250,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 5,939,417
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 977,614
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,343,813
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 816,346
1,000,000 (f) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 701,717
1,500,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,500,447
5,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 4,917,780
1,010,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,059,398
400,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 366,705
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 83,742
7,650,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,995,651
2,500,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 2,549,903
500,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 365,000
585,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 596,821
500,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750 12/01/35 386,200
250,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 250,048
500,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 500,532
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 479,723
2,632,492 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,718,328
3,250,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/29 3,277,962

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 996,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000% 12/01/48 $ 997,531
4,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,893,297
970,000 (c) Flying Horse Metropolitan District 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
6 .000 12/01/49 970,459
873,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 872,957
1,610,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,626,053
4,445,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 4,435,833
2,000,000 (c),(f) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 1,002,845
363,019 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 373,367
970,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 982,629
1,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 960,736
1,365,000 (c) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 1,252,970
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 514,331
500,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 500,069
615,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 597,622
1,615,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,598,108
1,350,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,295,913
1,220,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 1,032,174
660,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 680,805
3,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,129,976
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 481,475
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 441,362
500,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 472,634
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,014,685
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 880,241
500,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 456,650
10,025,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 8,726,422

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
246
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 290,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000% 12/01/51 $ 243,719
1,550,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,563,389
1,055,000 (g) Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
0 .000 12/01/54 964,584
7,895,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 7,661,025
500,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
4 .125 12/15/27 501,182
2,000,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 2,001,007
500,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 496,704
1,451,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 1,426,676
1,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 1,008,428
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,784,089
1,250,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,225,115
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 636,419
1,112,064 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,087,033
1,016,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 909,346
2,725,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,785,354
1,220,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000 12/01/30 1,220,149
500,000 (c),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 366,589
610,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 610,036
1,650,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 1,651,468
924,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 797,976
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 501,446
3,820,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 3,825,311

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,600,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000% 12/01/50 $ 1,409,370
2,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,922,084
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,303,572
2,600,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,708,567
770,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 770,040
2,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 1,502,081
500,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 493,710
1,856,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500 12/15/40 1,863,589
TOTAL COLORADO 126,347,978
CONNECTICUT - 0.4%
100,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 97,710
1,330,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,332,539
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,235,622
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950 11/15/31 1,216,184
TOTAL CONNECTICUT 3,882,055
DELAWARE - 0.5%
500,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .625 07/01/53 493,963
3,740,000 (d) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4 .000 10/01/45 3,682,728
1,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 1,508,761
35,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/48 32,806
TOTAL DELAWARE 5,718,258
DISTRICT OF COLUMBIA - 0.5%
2,470,000 Delaware State Housing Authority, District Of Columbia,Senior
Single Family Mortgage Revenue Bonds, Series 2024C.
5 .000 10/01/37 2,760,777
620,000 District of Columbia, General Obligation Bonds, Series 2026A 5 .000 06/01/42 681,361
1,610,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4 .000 03/01/37 1,624,418
TOTAL DISTRICT OF COLUMBIA 5,066,556
FLORIDA - 6.3%
240,000 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .750 07/01/30 186,261
3,225,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 3,154,147
255,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 227,696
1,000,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 899,186

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
248
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 100,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375% 06/15/48 $ 92,159
50,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 50,991
90,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
4 .375 06/15/27 89,929
500,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 485,498
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000 10/15/39 99,733
800,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 818,804
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 98,353
1,050,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,058,169
990,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .000 06/15/33 1,075,790
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 1,070,207
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .625 06/15/43 1,068,376
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/40 96,198
3,850,000 (c),(e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4 .500 07/01/32 3,834,638
4,720,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 978,785
1,700,000 (h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 1,654,331
2,235,000 (h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 2,171,057
20,395,000 (c),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000 07/01/57 14,086,621
450,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 431,537
1,190,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/43 1,297,370
1,300,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/45 1,393,805
3,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 3,499,905
1,350,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,409,537

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 850,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500% 11/01/36 $ 891,110
495,000 (c) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5 .250 11/01/39 504,009
470,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4 .750 05/01/31 483,467
1,555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .000 05/01/35 1,642,978
1,145,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .500 05/01/40 1,224,607
555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .800 05/01/45 586,885
370,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 370,395
995,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 852,723
625,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 659,857
1,325,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 1,390,351
580,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/44 603,936
100,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 100,553
1,635,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 1,737,366
1,070,000 (h) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,083,166
1,355,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 875,521
3,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Refunding Series 2017B
4 .000 10/01/37 3,014,580
90,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 90,729
245,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 246,971
190,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 194,680
715,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 796,238
880,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 973,780
900,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 989,431
710,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 774,171
1,100,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 1,187,983
1,250,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 1,273,167
1,560,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 1,441,635

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
250
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000% 05/01/44 $ 1,045,603
1,225,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/38 1,315,790
670,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 717,141
570,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 612,249
345,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 340,978
265,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 268,337
245,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 246,221
TOTAL FLORIDA 69,865,691
GEORGIA - 1.5%
2,080,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,878,815
1,100,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,123,456
1,500,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 675,000
500,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 225,000
5,000,000 (c) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6 .500 04/01/51 3,913,295
2,290,000 Columbia County School District, Georgia, General Obligation
Bonds, Series 2026
5 .000 10/01/38 2,578,446
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 937,327
2,750,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,744,533
1,915,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 1,866,484
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 989,885
TOTAL GEORGIA 16,932,241
HAWAII - 0.0%
500,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 490,883
TOTAL HAWAII 490,883
IDAHO - 0.4%
1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,427,739
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/37 1,036,828
1,000,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 1,024,227
715,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 729,506
TOTAL IDAHO 4,218,300

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 6.0%
$ 500,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250% 03/01/41 $ 504,099
860,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/41 934,458
755,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/42 818,577
1,325,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/43 1,426,565
2,000,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A
5 .000 01/01/30 2,073,473
140,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 147,544
1,635,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured, (AMT)
5 .000 01/01/31 1,764,351
350,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 375,127
1,096,476 Illinois Finance Authority 6 .500 03/01/55 974,609
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,722,836
485,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 485,311
260,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/34 263,615
2,180,000 (c) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 2,144,828
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 824,046
1,115,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 1,184,040
975,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,035,838
5,000,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5 .000 10/01/48 5,016,014
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 2,508,599
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,361,567
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,589,023
1,395,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,459,943
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,111,033
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 1,089,088
2,975,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/37 3,197,572
6,340,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/44 6,517,215
2,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/45 2,037,189
4,000,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/48 4,080,223
4,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior
Obligation December Series 2025C
5 .000 06/15/41 4,256,369
6,310,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5 .000 01/01/46 6,655,595
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/39 1,017,674
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 1,070,909
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 1,571,435
430,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5 .000 01/01/39 428,190
TOTAL ILLINOIS 66,646,955

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
252
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.6%
$ 1,420,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875% 06/01/55 $ 1,254,026
1,195,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5 .000 07/01/37 1,218,203
1,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 927,268
110,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 110,096
2,500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,774,566
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 932,680
815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 839,066
4,835,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 5,256,296
4,670,000 (d) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 4,862,214
TOTAL INDIANA 18,174,415
IOWA - 0.9%
3,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 3,500,266
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 77,011
90,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 89,737
1,095,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/49 1,022,705
5,500,000 (d) PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 5,541,728
TOTAL IOWA 10,231,447
KANSAS - 0.9%
395,000 (c) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
4 .000 06/01/29 392,914
2,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/39 2,250,193
2,500,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/42 2,761,231
2,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/43 2,195,627
2,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/45 2,158,377
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 494,904
TOTAL KANSAS 10,253,246

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 0.7%
$ 895,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000% 12/01/40 $ 906,104
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,812,478
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,007,355
2,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/44 2,144,297
910,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 966,411
985,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 817,234
TOTAL KENTUCKY 7,653,879
LOUISIANA - 0.4%
205,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 198,223
1,150,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 887,970
500,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 413,005
550,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 535,138
500,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 434,025
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 541,025
725,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 784,670
1,000,000 (d) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 998,461
TOTAL LOUISIANA 4,792,517
MAINE - 0.2%
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 2,747,345
TOTAL MAINE 2,747,345
MARYLAND - 0.6%
2,840,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 2,841,181
185,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 188,085
130,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 128,373
500,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 335,000
1,000,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000
1,815,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
5 .000 08/15/56 2,000,938
750,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5 .000 08/15/40 816,161
TOTAL MARYLAND 6,979,738

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
254
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 1.3%
$ 425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000% 07/01/44 $ 425,111
1,225,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 1,186,729
11,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5 .000 07/01/35 12,675,841
605,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/45 648,770
TOTAL MASSACHUSETTS 14,936,451
MICHIGAN - 3.6%
3,462,040 (f) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 3,886,140
970,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 1,052,989
4,944,995 (d) Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 3,812,719
645,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 686,109
5,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5 .000 07/01/48 5,053,848
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,170,109
1,385,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 1,445,530
1,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5 .000 05/01/44 1,072,017
1,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5 .000 05/01/45 1,065,530
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
5 .000 11/15/41 10,059,109
835,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/41 903,275
860,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/42 924,693
1,340,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 1,416,448
1,640,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/45 1,710,223
2,235,000 (h) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100 10/01/53 2,247,332
1,750,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,758,263
1,355,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .250 12/01/37 1,481,751
TOTAL MICHIGAN 39,746,085
MINNESOTA - 1.5%
1,400,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 1,395,632
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 892,939
50,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 44,276
3,000,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 3,001,102

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Refunding
Series 2026A
5 .000% 03/01/41 $ 2,218,961
2,440,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2024B
5 .000 08/01/36 2,758,866
1,135,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds,
The Concordia College Corporation Project, Series 2016
5 .000 12/01/40 1,135,011
30,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 24,550
3,745,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,662,335
1,505,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,397,758
TOTAL MINNESOTA 16,531,430
MISSISSIPPI - 0.4%
670,000 (c),(f) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 636,500
1,310,000 (h) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/48 1,410,448
1,720,000 (h) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/53 1,830,650
TOTAL MISSISSIPPI 3,877,598
MISSOURI - 0.4%
710,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5 .250 06/01/39 710,255
1,000,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500 06/15/45 996,943
500,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 447,478
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,678,338
TOTAL MISSOURI 4,833,014
NEBRASKA - 1.8%
11,955,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5 .000 07/01/46 12,314,769
2,500,000 (d) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 2,611,794
5,335,000 (h) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .700 09/01/49 5,258,619
TOTAL NEBRASKA 20,185,182
NEVADA - 1.8%
2,675,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/38 2,992,562
8,495,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/39 9,414,454
1,500,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/42 1,631,705
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/43 1,080,314
1,832,349 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
134,348 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 2

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
256
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 128,857 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250% 12/15/37 $ 1
914,878 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 9
225,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 225,003
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5 .000 05/01/40 1,666,923
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5 .000 05/01/41 1,657,055
1,000,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5 .000 05/01/42 1,097,645
TOTAL NEVADA 19,765,691
NEW HAMPSHIRE - 1.4%
650,000 (c) National Finance Authority Special Revenue Capital
Appreciation Bonds,New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0 .000 12/15/34 367,985
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 867,973
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 894,221
865,000 (c),(d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 696,413
5,817,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 5,742,033
490,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 489,955
1,500,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5 .250 12/01/35 1,491,540
1,538,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 986,623
353,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 213,336
4,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,632,798
TOTAL NEW HAMPSHIRE 15,382,877
NEW JERSEY - 1.5%
1,185,000 (c) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7 .000 06/15/30 1,185,420
750,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 779,379
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 745,067
1,690,000 (e) New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson  University, Series 2026A - BAM Insured
5 .000 07/01/30 1,832,374

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,320,000 (e) New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson  University, Series 2026A - BAM Insured
5 .000% 07/01/31 $ 3,642,653
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/37 1,257,541
1,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/38 772,092
7,630,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 4,301,930
905,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5 .000 01/01/33 987,000
905,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5 .000 01/01/34 994,350
610,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .500 07/01/40 601,795
TOTAL NEW JERSEY 17,099,601
NEW MEXICO - 0.1%
990,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 988,949
TOTAL NEW MEXICO 988,949
NEW YORK - 4.4%
1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,044,954
290,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/31 282,411
1,060,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,096,552
3,445,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,349,510
970,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 918,607
3,490,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,808,667
1,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 1,196,766
930,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/43 966,977
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 180,208
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 552,537
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/35 1,097,053
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 668,939
115,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 115,151
2,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 1,739,654
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 770,841
7,170,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1
5 .000 11/15/48 7,241,347

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
258
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 (h) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .650% 11/01/49 $ 984,094
540,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 554,327
175,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 178,080
2,140,000 (e) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5 .000 06/15/38 2,417,098
1,205,000 (e) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5 .000 06/15/38 1,385,624
650,000 (e) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5 .000 06/15/46 687,950
550,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .000 12/15/39 544,701
770,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .300 12/15/44 747,973
155,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/38 175,600
335,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/43 364,620
320,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/44 344,459
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,500,891
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,000,030
675,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 675,680
700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 728,121
555,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 572,917
465,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/39 490,513
190,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/40 199,690
870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 820,267
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 3,043,850
1,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 2,084,526

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625% 04/01/40 $ 3,522,091
765,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifty first Series 2026
5 .000 08/15/44 830,788
TOTAL NEW YORK 48,884,064
NORTH CAROLINA - 0.1%
740,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
5 .000 12/01/36 841,162
365,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 313,058
TOTAL NORTH CAROLINA 1,154,220
NORTH DAKOTA - 0.1%
1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 1,493,176
TOTAL NORTH DAKOTA 1,493,176
OHIO - 1.5%
5,255,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 384,342
990,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 799,425
2,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 1,935,323
600,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/44 603,014
450,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/60 421,140
825,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 865,080
1,555,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/43 1,621,554
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 501,251
1,665,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 1,675,938
3,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 3,586,953
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 252,392
2,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5 .000 12/01/35 2,294,962
1,275,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/43 1,381,508
TOTAL OHIO 16,322,882
OKLAHOMA - 0.1%
1,110,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,259,038
TOTAL OKLAHOMA 1,259,038
OREGON - 0.5%
1,450,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,428,373
2,000,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5 .000 06/15/40 2,223,567
1,000,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5 .000 06/15/42 1,098,387

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
260
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 300,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000% 11/15/37 $ 338,950
325,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/38 364,642
125,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/39 139,353
TOTAL OREGON 5,593,272
PENNSYLVANIA - 4.0%
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 986,150
870,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 910,808
180,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 184,460
175,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5 .125 05/01/32 177,648
3,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 2,995,266
1,900,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,921,070
1,500,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 975,000
2,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 2,021,717
385,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 295,069
1,400,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 1,315,301
1,065,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,006,363
690,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 69
690,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 69
1,435,000 (a),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 144
350,000 (d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 350,662
2,965,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,179,775
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,939,614
3,000,000 (d),(h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 3,075,218
380,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 376,241

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,910,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750% 10/01/49 $ 2,876,612
2,910,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 2,840,461
1,500,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5 .000 04/01/39 1,679,224
1,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5 .000 04/01/40 1,114,188
1,480,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/37 1,673,937
1,310,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/38 1,470,923
1,820,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/40 2,016,511
1,185,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/42 1,301,229
1,110,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/37 1,255,453
1,230,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/38 1,381,095
805,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/43 877,878
605,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/44 654,073
705,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/45 755,109
1,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 1,555,781
550,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 506,259
400,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
4 .875 12/15/35 397,671
500,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 471,577
1,615,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,633,264
TOTAL PENNSYLVANIA 44,171,889
PUERTO RICO - 4.7%
5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 275,832
3,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,608,319
1,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,419,097
3,570,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 2,082,111
1,375,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/27 827,449
1,000,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 584,728
175,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 103,359
500,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 293,505
2,650,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 1,660,481
100,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 56,087

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
262
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 2,265,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050% 07/01/32 $ 1,306,826
545,707 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 545,837
2,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 2,842,122
15,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 3,844,849
9,871,190 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 9,683,264
8,359,679 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 5,799,527
5,430,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 2,083,763
4,730,091 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 2,370,958
1,655,672 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,203,431
441 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 435
6,992,533 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 6,758,107
462 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 428
7,766,377 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 5,213,181
TOTAL PUERTO RICO 52,563,696
RHODE ISLAND - 0.2%
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/41 2,161,497
TOTAL RHODE ISLAND 2,161,497
SOUTH CAROLINA - 1.0%
250,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/31 250,180
1,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 856,490
2,670,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,817,933
290,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .500 11/15/44 297,392
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,533,397
3,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2021B
4 .000 12/01/39 2,968,168
405,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/38 406,656
845,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/38 846,606
TOTAL SOUTH CAROLINA 10,976,822

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.6%
$ 2,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000% 12/01/31 $ 1,484,709
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/40 526,371
570,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 617,164
1,635,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,760,610
1,405,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,503,381
2,595,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,756,700
4,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 4,027,170
1,000,000 (f) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 674,361
800,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/40 849,092
3,490,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 3,889,838
TOTAL TENNESSEE 18,089,396
TEXAS - 8.1%
1,000,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 842,737
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4 .000 06/15/31 1,126,082
2,460,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/41 2,702,510
3,000,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/44 3,229,629
2,125,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/43 2,307,860
3,520,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/39 3,953,497
2,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/40 2,248,095
2,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/41 2,238,415
1,610,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/42 1,776,341
1,005,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/43 1,101,081
1,210,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4 .000 08/15/44 1,168,713
340,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 341,618
500,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 487,260
108,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375 09/15/27 108,017

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
264
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,025,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000% 02/15/40 $ 1,123,457
560,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/41 609,203
1,150,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/43 1,237,681
1,260,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/44 1,345,846
1,310,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/45 1,390,684
1,210,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/46 1,277,897
400,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 408,394
265,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 271,313
695,000 (e) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/38 758,431
745,000 (e) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/39 807,226
1,295,000 (e) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/40 1,395,442
475,000 (e) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/41 511,356
500,000 (e) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/42 536,656
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,280,006
680,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000 08/01/43 734,753
7,300,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 7,106,555
5,975,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 6,281,241
1,120,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 1,181,392
1,200,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,251,235
22,000,000 (e) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
0 .000 09/01/49 6,703,763
5,615,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,430,089
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,500,479
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 517,684
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 506,455
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 517,156
865,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 866,062

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 375,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750% 08/15/45 $ 384,809
1,025,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 1,041,674
35,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 35,000
230,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 230,000
1,081,962 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0 .000 11/15/61 498,093
1,145,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 1,076,982
500,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 518,054
230,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 235,069
8,905,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 8,097,231
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .750 09/01/49 93,929
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .500 09/01/39 101,654
190,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 188,798
6,825,000 Seguin, Texas, Combination Tax and Limited Pledge Revenue
Certificate of Obligation, Series 2025
5 .500 09/01/49 7,347,859
800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 753,442
TOTAL TEXAS 89,784,905
UTAH - 2.8%
1,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
5 .500 12/01/40 1,003,563
1,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .000 12/01/45 1,006,434
3,500,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .250 12/01/54 3,492,799
245,000 (c),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 233,391
620,000 (c) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5 .000 03/01/41 621,742
2,335,000 (c) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 2,335,265

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
266
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,855,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000% 07/01/37 $ 1,984,249
2,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/38 2,130,006
500,000 (c) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 428,733
6,400,000 (c) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 6,551,623
1,000,000 (c) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,024,820
1,735,000 (c) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 1,783,690
935,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 776,161
60,000 (h) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 59,070
2,610,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/38 2,881,717
2,115,000 (c) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,230,033
500,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 507,024
2,540,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,105,281
TOTAL UTAH 31,155,601
VIRGIN ISLANDS - 0.9%
1,470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,495,810
2,780,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 2,746,441
2,600,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 2,530,031
1,250,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,231,565
450,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/42 479,702
485,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/43 514,844
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 947,417
TOTAL VIRGIN ISLANDS 9,945,810
VIRGINIA - 0.5%
1,890,000 (c) Cherry Hill Community Development Authority, Virginia,
Special Assessment Bonds, Potomac Shores Project, Series
2015
5 .400 03/01/45 1,891,436
100,000 (c) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 99,012
1,785,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,687,395

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,440,000 (c) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Taxable Senior Series
2020B-1
12 .000% 10/01/50 $ 1,564,858
TOTAL VIRGINIA 5,242,701
WASHINGTON - 2.2%
1,625,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 1,659,078
840,000 (d) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 848,935
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/41 1,061,532
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/42 1,055,147
1,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/45 1,746,559
2,685,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .250 09/01/50 2,787,680
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,771,514
3,000,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000 10/01/42 3,059,484
6,930,166 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 6,419,289
1,500,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5 .000 06/01/41 1,663,583
1,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5 .000 06/01/43 1,093,166
1,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5 .000 06/01/44 1,085,461
TOTAL WASHINGTON 24,251,428
WEST VIRGINIA - 0.3%
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 101,010
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 105,240
470,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .250 06/01/45 495,276
915,000 (c),(f) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 457,500
250,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 271,803
850,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 864,937
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,038,450
TOTAL WEST VIRGINIA 3,334,216

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
268
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 4.1%
$ 2,500,000 (c),(f) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500% 12/01/32 $ 1,928,245
105,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 86,777
60,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 58,776
330,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
4 .000 06/15/30 327,193
150,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/40 145,791
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 93,963
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 189,270
410,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 403,256
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625 07/01/45 249,998
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 100,606
3,018 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 19
2,638 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 16
2,596 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 16
2,512 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 16
2,469 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 15
3,208 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 20
3,166 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 19
3,060 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 19
2,997 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 18
2,934 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 18
3,250 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 20
3,166 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 19

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,082 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/59 $ 18
3,018 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 18
2,976 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 18
2,891 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 17
2,828 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 17
2,765 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 16
2,723 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 16
2,934 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 17
35,337 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 208
1,880,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 1,845,546
2,735,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 2,151,995
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 153,057
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .250 06/01/39 723,799
925,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/41 862,020
1,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 711,249
1,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 958,338
375,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
5 .000 07/01/41 367,820
1,665,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .625 02/01/46 1,700,956
2,000,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 2,033,078
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 1,560,000
3,000,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 3,047,566
3,750,000 (d) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 3,802,505
105,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 63,000
500,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 350,000

Portfolio of Investments March 31, 2026
(continued)
Strategic Municipal Opportunities
270
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,275,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250% 10/01/58 $ 1,287,893
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,149,991
180,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 81,000
865,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 389,250
980,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 490
125,000 (a),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 12
1,100,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Wilson Preparatory Academy, Series 2019A
5 .000 06/15/49 969,108
600,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 355,211
1,070,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,071,492
500,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 501,776
5,590,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,770,988
4,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 4,243,831
3,500,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0 .000 12/15/45 1,418,601
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 209,362
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 2,414,098
2,000,000 Wisconsin State, General Obligation Bonds, Series 2026A 5 .000 05/01/38 2,244,468
TOTAL WISCONSIN 46,022,935
TOTAL MUNICIPAL BONDS
(Cost $1,154,328,258) 1,118,755,451
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 19
CAPITAL GOODS - 0.0%
193,014 (a),(f) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 19
TOTAL CAPITAL GOODS 19
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $193,014) 19
SHARES DESCRIPTION MATURITY VALUE
52,613 WARRANTS - 0.0% 52,613
TRANSPORTATION - 0.0%
42,090 (a) BL TRAIN HOLDINGS WEST LLC 11/26/35 52,613
TOTAL TRANSPORTATION 52,613
TOTAL WARRANTS
(Cost $0) 52,613
TOTAL LONG-TERM INVESTMENTS
(Cost $1,155,000,998) 1,119,178,508
FLOATING RATE OBLIGATIONS - (2.1)% (22,955,000)
OTHER ASSETS & LIABILITIES, NET -  1.6% 17,711,567
NET ASSETS - 100% $ 1,113,935,075

See Notes to Financial Statements
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $260,997,345 or 23.3% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) When-issued or delayed delivery security.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Statement of Assets and Liabilities
See Notes to Financial Statements

March 31, 2026 High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 16,071,959,316 $ 6,281,888,425 $ 1,119,178,508
Affiliated investments, at value
++
10,497,500 40,137,500 –
Investments purchased with collateral from securities lending, at value (cost approximates value) 10,116 – –
Short-term investments, at value
◊
144,750,000 138,600,000 –
Cash 4,118,194 1,384,945 18,003,590
Cash collateral at broker for investments in futures contracts
(1)
– 8,341,877 –
Cash collateral at broker for investments in inverse floating rate transactions
(1)
2,700,000 – –
Unrealized appreciation on credit default swaps contracts 1,887,765 – –
Receivables:
Interest 384,007,263 119,600,584 18,923,691
Investments sold 89,915,189 37,313,028 6,977,029
Reclaims 1,742 – –
Reimbursement from Adviser 3,138 12,000 –
Shares sold 13,832,935 9,257,647 601,493
Sale of Vistra Vision interest
#
(2)
338,113,088 86,111,022 5,737,396
Other 10,119,462 1,779,214 194,130
Total assets 17,071,915,708 6,724,426,242 1,169,615,837
LIABILITIES
Floating rate obligations 4,489,217,000 232,775,000 22,955,000
Swaps premiums received 1,643,365 – –
Payables:
Management fees 5,174,374 2,690,549 455,644
Collateral from securities lending 10,116 – –
Dividends 9,941,109 2,951,016 359,045
Interest 37,364,281 1,858,353 198,186
Investments purchased - regular settlement 19,176,031 12,400,532 —
Investments purchased - when-issued/delayed-delivery settlement 52,808,552 25,953,806 28,612,369
Shares redeemed 39,614,204 19,303,151 2,500,834
Variation margin on futures contracts – 1,010,484 –
Vistra Vision sale transactions costs
(2)
7,768,993 1,978,616 131,831
Accrued expenses:
Custodian fees 1,002,451 632,729 178,974
Trustees fees 926,535 267,822 39,154
Professional fees 101,067 69,890 37,090
Shareholder reporting expenses 137,825 64,652 27,952
Shareholder servicing agent fees 1,196,200 615,934 125,839
12b-1 distribution and service fees 1,293,123 319,669 51,275
Other 37,832 25,376 7,569
Total liabilities 4,667,413,058 302,917,579 55,680,762
Commitments and contingencies
(3)
Net assets $ 12,404,502,650 $ 6,421,508,663 $ 1,113,935,075
NET ASSETS CONSIST OF:
Paid-in capital $ 16,330,816,328 $ 7,190,288,223 $ 1,313,055,585
Total distributable earnings (loss) (3,926,313,678) (768,779,560) (199,120,510)
Net assets $ 12,404,502,650 $ 6,421,508,663 $ 1,113,935,075
†
   Long-term investments, cost $ 17,429,046,713 $ 6,574,522,719 $ 1,155,000,998
++
   Affiliated investments, cost $ 10,561,250 $ 40,599,563 $ —
◊
   Short-term investments, cost $ 144,750,000 $ 138,600,000 $ —
‡ Includes securities loaned of $ 9,880 $ — $ —
#
   Net of discount of $ 15,022,958 $ 3,826,063 $ 254,924
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2) Refer to Note 4 of the Notes to Financial Statements for more information.
(3) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
273
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
CLASS A:
Net assets $ 5,253,800,458 $ 1,438,897,124 $ 215,574,351
Shares outstanding 372,372,863 154,377,817 22,185,538
Net asset value ("NAV") per share $ 14.11 $ 9.32 $ 9.72
Maximum sales charge 4.20% 2.50% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 14.73 $ 9.56 $ 10.02
CLASS C:
Net assets $ 454,438,587 $ 89,949,733 $ 16,669,852
Shares outstanding 32,242,211 9,635,348 1,716,116
NAV and offering price per share $ 14.09 $ 9.34 $ 9.71
CLASS R6:
Net assets $ 380,177,891 $ — $ —
Shares outstanding 26,926,665 — —
NAV and offering price per share $ 14.12 $ — $ —
CLASS I:
Net assets $ 6,316,085,714 $ 4,892,661,806 $ 881,690,872
Shares outstanding 447,528,284 523,834,711 90,708,979
NAV and offering price per share $ 14.11 $ 9.34 $ 9.72
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

,
A
Year Ended March 31, 2026 High Yield
Short Duration High
Yield
Strategic Municipal
Opportunities
INVESTMENT INCOME
Dividends $ 9,926 $ — $ —
Dividends from affiliated investments 72,080 1,348,760 —
Interest 983,143,296 322,370,035 57,073,135
Securities lending income, net 165 2,391 —
Tax withheld (2,482) — —
Total investment income 983,222,985 323,721,186 57,073,135
EXPENSES
– – –
Management fees 63,024,651 29,297,605 5,221,662
12b-1 service fees - Class A 11,171,814 2,651,031 426,904
12b-1 distribution and service fees - Class C 5,223,031 874,476 186,899
Shareholder servicing agent fees - Class A 2,075,345 488,696 88,674
Shareholder servicing agent fees - Class C 194,129 32,225 7,772
Shareholder servicing agent fees - Class R6 11,710 — —
Shareholder servicing agent fees - Class I 2,408,564 1,667,092 357,462
Interest expense 148,810,989 6,799,458 947,258
Trustees fees 633,164 288,496 53,381
Custodian expenses, net 815,289 518,385 143,713
Registration fees 287,172 324,210 103,633
Professional fees 2,360,368 486,909 86,459
Shareholder reporting expenses 202,896 107,361 42,313
Other 123,199 52,373 19,033
Total expenses before fee waiver/expense reimbursement 237,342,321 43,588,317 7,685,163
Fee waiver/expense reimbursement (8,738) (108,031) —
Net expenses 237,333,583 43,480,286 7,685,163
Net investment income (loss) 745,889,402 280,240,900 49,387,972
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (218,687,509) (50,309,025) (6,497,954)
Futures contracts — (16,517,173) (1,692,052)
Swap contracts 1,652,008 — —
Net realized gain (loss) (217,035,501) (66,826,198) (8,190,006)
Change in unrealized appreciation (depreciation) on:
Investments (210,732,417) (79,310,829) (9,859,352)
Affiliated investments (63,750) (273,813) —
Futures contracts — 16,513,231 —
Swap contracts (796,175) — —
Net change in unrealized appreciation (depreciation) (211,592,342) (63,071,411) (9,859,352)
Net realized and unrealized gain (loss) (428,627,843) (129,897,609) (18,049,358)
Net increase (decrease) in net assets from operations $ 317,261,559 $ 150,343,291 $ 31,338,614

Statement of Changes in Net Assets
See Notes to Financial Statements

High Yield Short Duration High Yield
Year Ended
3/31/26
Year Ended
3/31/25
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 745,889,402 $ 788,790,809 $ 280,240,900 $ 209,383,461
Net realized gain (loss) (217,035,501) 377,125,000 (66,826,198) 61,399,836
Net change in unrealized appreciation (depreciation) (211,592,342) (835,403,740) (63,071,411) (102,147,153)
Net increase (decrease) in net assets from operations 317,261,559 330,512,069 150,343,291 168,636,144
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (306,711,509) (332,359,332) (64,611,760) (51,008,358)
Class C (24,404,142) (30,374,488) (3,532,753) (3,428,810)
Class R6 (24,206,728) (28,379,472) — —
Class I (369,607,896) (413,967,943) (228,480,520) (174,492,882)
Total distributions (724,930,275) (805,081,235) (296,625,033) (228,930,050)
FUND SHARE TRANSACTIONS
Subscriptions 4,271,442,668 4,465,184,910 3,986,223,457 2,846,119,611
Reinvestments of distributions 608,416,665 681,234,833 260,517,560 201,842,560
Redemptions (6,505,294,408) (6,411,073,485) (3,077,182,246) (1,695,574,000)
Net increase (decrease) from Fund share transactions (1,625,435,075) (1,264,653,742) 1,169,558,771 1,352,388,171
Net increase (decrease) in net assets (2,033,103,791) (1,739,222,908) 1,023,277,029 1,292,094,265
Net assets at the beginning of period 14,437,606,441 16,176,829,349 5,398,231,634 4,106,137,369
Net assets at the end of period $ 12,404,502,650 $ 14,437,606,441 $ 6,421,508,663 $ 5,398,231,634

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Strategic Municipal Opportunities
Year Ended
3/31/26
Year Ended
3/31/25
OPERATIONS
Net investment income (loss) $ 49,387,972 $ 46,192,534
Net realized gain (loss) (8,190,006) 9,782,545
Net change in unrealized appreciation (depreciation) (9,859,352) (24,125,045)
Net increase (decrease) in net assets from operations 31,338,614 31,850,034
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (9,308,359) (8,640,489)
Class C (664,559) (790,365)
Class I (39,620,083) (36,300,047)
Total distributions (49,593,001) (45,730,901)
FUND SHARE TRANSACTIONS
Subscriptions 438,181,536 337,213,822
Reinvestments of distributions 45,534,834 42,417,252
Redemptions (442,562,192) (307,173,993)
Net increase (decrease) from Fund share transactions 41,154,178 72,457,081
Net increase (decrease) in net assets 22,899,791 58,576,214
Net assets at the beginning of period 1,091,035,284 1,032,459,070
Net assets at the end of period $ 1,113,935,075 $ 1,091,035,284

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
t
e
Year Ended March 31, 2026 High Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 317,261,559
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (2,530,798,831)
Proceeds from sale and maturities of investments 4,455,726,248
Proceeds from (Purchase of) short-term investments, net (35,600,000)
Proceeds from (Repayments of) collateral from securities lending (10,116)
Premiums received (paid) for credit default swaps contracts (817,675)
Amortization (Accretion) of premiums and discounts, net (85,253,228)
(Increase) Decrease in:
Receivable for interest 11,962,284
Receivable for investments sold 105,583,083
Receivable for reimbursement from Adviser (3,138)
Receivable for sale of Vistra Vision 375,661,497
Other assets (9,055,792)
Increase (Decrease) in:
Payable for collateral from securities lending 10,116
Payable for interest (12,999,380)
Payable for investments purchased - regular settlement (138,213,841)
Payable for investments purchased - when-issued/delayed-delivery settlement 10,414,986
Payable for management fees (870,743)
Payable for Vistra Vision sale transactions costs (9,071,969)
Accrued custodian fees 566,586
Accrued 12b-1 distribution and service fees (297,419)
Accrued Trustees fees 40,735
Accrued professional fees 36,820
Accrued shareholder reporting expenses (93,016)
Accrued shareholder servicing agent fees 34,678
Accrued other expenses 30,366
Net realized (gain) loss from investments 218,687,509
Net realized (gain) loss from paydowns 2,156,353
Net change in unrealized (appreciation) depreciation of investments 210,732,417
Net change in unrealized (appreciation) depreciation of affiliated investments 63,750
Net change in unrealized (appreciation) depreciation of swap contracts 796,175
Net cash provided by (used in) operating activities 2,886,680,014
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 335,600,000
(Repayments) of borrowings (335,600,000)
Proceeds from floating rate obligations 735,314,000
(Repayments of) floating rate obligations (1,250,650,000)
Cash distributions paid to common shareholders (116,512,930)
Subscription 4,265,513,218
Redemptions (6,516,133,375)
Net cash provided by (used in) financing activities (2,882,469,087)
Net increase (decrease) in cash and cash collateral at brokers 4,210,927
Cash and cash collateral at brokers at the beginning of period 2,607,267
Cash and cash collateral at brokers at the end of period $ 6,818,194
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION High Yield
Cash paid for interest
$ 158,715,691
Non-cash financing activities not included herein consists of reinvestments of share distributions 608,416,665
High Yield
Cash $ 4,118,194
Cash collateral at broker for investments in inverse floating rate transactions 2,700,000
Total cash and cash collateral at brokers $ 6,818,194

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
h
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
High Yield
Class
A
3/31/26
$ 14.51 $ 0.80 $ (0.42) $ 0.38 $ (0.78) $ — $ — $ (0.78) $ 14.11
3/31/25
14.97 0.74 (0.44) 0.30 (0.76) — — (0.76) 14.51
3/31/24
15.15 0.67 (0.07) 0.60 (0.74) — (0.04) (0.78) 14.97
3/31/23
16.95 0.81 (1.80) (0.99) (0.81) — — (0.81) 15.15
3/31/22
17.87 0.83 (0.93) (0.10) (0.82) — — (0.82) 16.95
Class
C
3/31/26
14.49 0.69 (0.43) 0.26 (0.66) — — (0.66) 14.09
3/31/25
14.95 0.62 (0.44) 0.18 (0.64) — — (0.64) 14.49
3/31/24
15.14 0.54 (0.07) 0.47 (0.62) — (0.04) (0.66) 14.95
3/31/23
16.93 0.69 (1.80) (1.11) (0.68) — — (0.68) 15.14
3/31/22
17.85 0.68 (0.93) (0.25) (0.67) — — (0.67) 16.93
Class
R6
3/31/26
14.52 0.83 (0.42) 0.41 (0.81) — — (0.81) 14.12
3/31/25
14.98 0.78 (0.45) 0.33 (0.79) — — (0.79) 14.52
3/31/24
15.17 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.98
3/31/23
16.97 0.84 (1.80) (0.96) (0.84) — — (0.84) 15.17
3/31/22
17.89 0.87 (0.93) (0.06) (0.86) — — (0.86) 16.97
Class
I
3/31/26
14.52 0.83 (0.43) 0.40 (0.81) — — (0.81) 14.11
3/31/25
14.97 0.77 (0.43) 0.34 (0.79) — — (0.79) 14.52
3/31/24
15.16 0.69 (0.07) 0.62 (0.77) — (0.04) (0.81) 14.97
3/31/23
16.96 0.85 (1.81) (0.96) (0.84) — — (0.84) 15.16
3/31/22
17.87 0.87 (0.93) (0.06) (0.85) — — (0.85) 16.96
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
2 .72% $ 5,253,800 1 .90% 0 .76% 1 .90% 0 .76% 5 .66% 15%
1 .94 6,112,764 2 .00 0 .75 2 .00 0 .75 4 .94 18
4 .21 6,796,508 2 .11 0 .79 2 .11 0 .79 4 .55 28
( 5 .79 ) 7,040,067 1 .63 0 .76 1 .63 0 .76 5 .24 43
( 0 .79 ) 7,898,026 0 .92 0 .72 0 .92 0 .72 4 .55 20
1 .96 454,439 2 .70 1 .56 2 .70 1 .56 4 .84 15
1 .13 619,537 2 .80 1 .55 2 .80 1 .55 4 .13 18
3 .32 786,884 2 .91 1 .59 2 .91 1 .59 3 .72 28
( 6 .51 ) 960,502 2 .43 1 .56 2 .43 1 .56 4 .45 43
( 1 .59 ) 1,341,334 1 .72 1 .52 1 .72 1 .52 3 .75 20
2 .98 380,178 1 .66 0 .52 1 .66 0 .52 5 .88 15
2 .19 488,723 1 .77 0 .52 1 .77 0 .52 5 .17 18
4 .39 527,604 1 .87 0 .55 1 .87 0 .55 4 .66 28
( 5 .55 ) 1,004,656 1 .39 0 .52 1 .39 0 .52 5 .46 43
( 0 .56 ) 933,197 0 .69 0 .49 0 .69 0 .49 4 .79 20
2 .87 6,316,086 1 .70 0 .56 1 .70 0 .56 5 .86 15
2 .22 7,216,583 1 .80 0 .55 1 .80 0 .55 5 .14 18
4 .35 8,065,834 1 .91 0 .59 1 .91 0 .59 4 .71 28
( 5 .52 ) 9,310,347 1 .43 0 .56 1 .43 0 .56 5 .50 43
( 0 .59 ) 11,387,620 0 .72 0 .52 0 .72 0 .52 4 .75 20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
account
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Duration High Yield
Class
A
3/31/26
$ 9.57 $ 0.43 $ (0.22) $ 0.21 $ (0.46) $ — $ (0.46) $ 9.32
3/31/25
9.65 0.41 (0.04) 0.37 (0.45) — (0.45) 9.57
3/31/24
9.52 0.39 0.15 0.54 (0.41) — (0.41) 9.65
3/31/23
10.07 0.39 (0.61) (0.22) (0.33) — (0.33) 9.52
3/31/22
10.31 0.32 (0.24) 0.08 (0.32) — (0.32) 10.07
Class
C
3/31/26
9.58 0.36 (0.22) 0.14 (0.38) — (0.38) 9.34
3/31/25
9.66 0.34 (0.04) 0.30 (0.38) — (0.38) 9.58
3/31/24
9.53 0.31 0.15 0.46 (0.33) — (0.33) 9.66
3/31/23
10.08 0.31 (0.61) (0.30) (0.25) — (0.25) 9.53
3/31/22
10.32 0.24 (0.24) — (0.24) — (0.24) 10.08
Class
I
3/31/26
9.58 0.45 (0.21) 0.24 (0.48) — (0.48) 9.34
3/31/25
9.67 0.43 (0.05) 0.38 (0.47) — (0.47) 9.58
3/31/24
9.54 0.40 0.15 0.55 (0.42) — (0.42) 9.67
3/31/23
10.09 0.41 (0.61) (0.20) (0.35) — (0.35) 9.54
3/31/22
10.33 0.34 (0.24) 0.10 (0.34) — (0.34) 10.09
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
2 .25% $ 1,438,897 0 .87% 0 .76% 0 .87% 0 .76% 4 .58% 30%
3 .90 1,207,533 0 .95 0 .77 0 .95 0 .77 4 .26 39
5 .82 982,788 1 .07 0 .81 1 .06 0 .80 4 .12 31
( 2 .07 ) 1,150,158 0 .92 0 .77 0 .92 0 .77 4 .03 53
0 .62 1,351,901 0 .77 0 .75 0 .77 0 .75 3 .05 38
1 .51 89,950 1 .67 1 .56 1 .67 1 .56 3 .78 30
3 .07 87,149 1 .75 1 .57 1 .75 1 .57 3 .46 39
4 .95 93,636 1 .87 1 .61 1 .86 1 .60 3 .30 31
( 2 .86 ) 129,289 1 .72 1 .57 1 .72 1 .57 3 .23 53
( 0 .18 ) 153,569 1 .57 1 .55 1 .57 1 .55 2 .26 38
2 .55 4,892,662 0 .67 0 .56 0 .67 0 .56 4 .78 30
3 .98 4,103,550 0 .75 0 .57 0 .75 0 .57 4 .46 39
6 .01 3,029,714 0 .87 0 .61 0 .86 0 .60 4 .28 31
( 1 .85 ) 4,002,802 0 .72 0 .57 0 .72 0 .57 4 .21 53
0 .83 5,059,951 0 .57 0 .55 0 .57 0 .55 3 .24 38

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Municipal Opportunities
Class
A
3/31/26
$ 9.87 $ 0.43 $ (0.15) $ 0.28 $ (0.43) $ — $ (0.43) $ 9.72
3/31/25
10.00 0.42 (0.14) 0.28 (0.41) — (0.41) 9.87
3/31/24
9.81 0.38 0.19 0.57 (0.38) — (0.38) 10.00
3/31/23
10.74 0.34 (0.88) (0.54) (0.30) (0.09) (0.39) 9.81
3/31/22
11.55 0.27 (0.61) (0.34) (0.28) (0.19) (0.47) 10.74
Class
C
3/31/26
9.87 0.35 (0.16) 0.19 (0.35) — (0.35) 9.71
3/31/25
9.99 0.34 (0.13) 0.21 (0.33) — (0.33) 9.87
3/31/24
9.80 0.30 0.19 0.49 (0.30) — (0.30) 9.99
3/31/23
10.74 0.26 (0.89) (0.63) (0.22) (0.09) (0.31) 9.80
3/31/22
11.54 0.18 (0.61) (0.43) (0.18) (0.19) (0.37) 10.74
Class
I
3/31/26
9.88 0.45 (0.16) 0.29 (0.45) — (0.45) 9.72
3/31/25
10.00 0.44 (0.13) 0.31 (0.43) — (0.43) 9.88
3/31/24
9.81 0.40 0.18 0.58 (0.39) — (0.39) 10.00
3/31/23
10.75 0.36 (0.89) (0.53) (0.32) (0.09) (0.41) 9.81
3/31/22
11.56 0.29 (0.61) (0.32) (0.30) (0.19) (0.49) 10.75
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c),(d)
Expenses
Excluding
Interest
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
2 .86% $ 215,574 0 .85% 0 .76% 4 .38% 60%
2 .82 214,674 0 .84 0 .75 4 .15 68
5 .95 203,024 0 .81 0 .79 3 .89 97
( 4 .94 ) 210,260 0 .83 0 .79 3 .43 63
( 3 .20 ) 235,489 0 .78 0 .76 2 .32 80
1 .94 16,670 1 .65 1 .56 3 .58 60
2 .10 21,330 1 .64 1 .55 3 .34 68
5 .10 26,150 1 .61 1 .59 3 .08 97
( 5 .70 ) 30,733 1 .63 1 .59 2 .64 63
( 4 .00 ) 32,846 1 .58 1 .56 1 .52 80
3 .00 881,691 0 .65 0 .56 4 .58 60
3 .14 855,032 0 .64 0 .55 4 .35 68
6 .14 803,285 0 .61 0 .59 4 .08 97
( 4 .81 ) 876,498 0 .62 0 .58 3 .60 63
( 3 .00 ) 1,192,377 0 .58 0 .56 2 .52 80

Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High
Yield”), Nuveen Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund
(“Strategic Municipal Opportunities”) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
Current Fiscal Period
: The end of the reporting period for the Funds is March 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended March 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 ($500,000 prior to August 19, 2024) or more for High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
High Yield
$ —
Short Duration High Yield
—
Strategic Municipal Opportunities
—

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK”) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Notes to Financial Statements
(continued)
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 273,452 $ – $ 10 $ 273,462
Corporate Bonds – 25,887,043 – 25,887,043
Exchange-Traded Funds 10,497,500 – – 10,497,500
Municipal Bonds – 16,044,690,634 11,304 16,044,701,938
Variable Rate Senior Loan Interests – – 1,096,873 1,096,873
Investments Purchased with Collateral from Securities
Lending 10,116 – – 10,116
Short-Term Investments:
Repurchase Agreements – 144,750,000 – 144,750,000
Investments in Derivatives:
Credit Default Swaps* – – 1,887,765 1,887,765
Total $ 10,781,068 $ 16,215,327,677 $ 2,995,952 $ 16,229,104,697

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ 1 $ 1
Corporate Bonds – 8,110,534 – 8,110,534
Exchange-Traded Funds 40,137,500 – – 40,137,500
Municipal Bonds – 6,273,238,707 1,711 6,273,240,418
Variable Rate Senior Loan Interests – – 370,972 370,972
Warrants – – 166,500 166,500
Short-Term Investments:
Repurchase Agreements – 138,600,000 – 138,600,000
Investments in Derivatives:
Futures Contracts* 8,360,532 – – 8,360,532
Total $ 48,498,032 $ 6,419,949,241 $ 539,184 $ 6,468,986,457
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ –** $ –
Corporate Bonds – 370,425 – 370,425
Municipal Bonds – 1,118,755,157 294 1,118,755,451
Variable Rate Senior Loan Interests – – 19 19
Warrants – – 52,613 52,613
Total $ – $ 1,119,125,582 $ 52,926 $ 1,119,178,508
* Represents net unrealized appreciation (depreciation).
** Value equals zero as of the end of the reporting period.

Notes to Financial Statements
(continued)
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payment"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities. During the current fiscal period, none of the Funds made shortfall Payments.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 4,489,217,000 $ 47,430,000 $ 4,536,647,000
Short Duration High Yield
232,775,000 23,045,000 255,820,000
Strategic Municipal Opportunities
22,955,000 — 22,955,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
High Yield
$ 4,746,668,975 3.06%
Short Duration High Yield
206,974,110 3.01
Strategic Municipal Opportunities
29,353,795 3.04

As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 4,489,217,000 $ 47,430,000 $ 4,536,647,000
Short Duration High Yield
232,775,000 23,045,000 255,820,000
Strategic Municipal Opportunities
22,955,000 — 22,955,000
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
High Yield Fixed Income Clearing Corporation $ 144,750,000 $ (147,645,005)
Short Duration High Yield Fixed Income Clearing Corporation 138,600,000 (141,372,000)
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
High Yield $9,880 $10,116
*May include cash and investment of cash collateral.

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities. Each Fund has invested in an unfunded commitment, in which, each Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, each Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. Any unrealized appreciation (depreciation) for an unfunded commitment is separately presented on the Statement of Assets and Liabilities. An unfunded commitment is priced at its fair value and any unrealized appreciation (depreciation) is separately presented on the Statement of Assets and Liabilities. As of the end of the current fiscal period, none of the funds have invested in an unfunded commitment.
Puerto Rico Electric Power Authority ("PREPA") Bonds:
On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the
“FOMB”) filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.
The Fund’s holdings in Puerto Rico Electric Power Authority bonds experienced notable developments during the reporting period related to the utility's bankruptcy proceedings. Specifically, the federal government’s decision in August 2025 to remove several FOMB members. This action created additional uncertainty regarding the composition of the FOMB as well as the proposed plan's viability.
In response to these evolving circumstances, the Funds, along with other bondholders, chose to allow their Bond Purchase Agreement with the FOMB to expire on October 1, 2025. Instead, the Funds joined the amended and restated cooperation agreement with other non-settling bondholders and insurers. This coalition now represents nearly 90% of PREPA's outstanding revenue bonds. This unified creditor group seeks more favorable debt recovery terms and equitable treatment for all bondholders. As the bankruptcy court awaits appointment of new FOMB members and potential mediation proceedings the ultimate resolution timeline and terms remain subject to court approval and continued negotiation among stakeholders.
Management is monitoring the bankruptcy proceedings and ongoing developments on the valuation of the unfunded commitment and the existing
PREPA bonds held by the Fund.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds agreed to receive proceeds from the sale over a series of payments from Vistra through
December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,”
respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts:
At various times during the current period, High Yield used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread.
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss.
Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/
or received” on the Statement of Assets and Liabilities, when applicable.
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
High Yield
$ 2,530,798,831 $ — $ 4,455,726,248 $ —
Short Duration High Yield
3,088,770,092 — 1,752,721,959 —
Strategic Municipal Opportunities
689,515,582 9,935,418 651,992,824 9,978,650

Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the current fiscal period.
Futures Contracts
:
During the current fiscal period, Short Duration High Yield and Strategic Municipal Opportunities managed the duration of their portfolios by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
High Yield $ 78,000,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps**
Gross
Unrealized
(Depreciation)
Credit Default
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Credit Default
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield
Citigroup Global
Markets Inc. $1,887,765 $-   $1,887,765 $(1,643,365) $-   $(378,837) $(134,437)
**            Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***          Represents inverse floating rate securities available to offset.

Notes to Financial Statements
(continued)
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Short Duration High Yield $ 524,963,463
Strategic Municipal Opportunities  –**
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in futures contracts during the current fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
High Yield
Credit Default Swaps - OTC
Uncleared
Credit Unrealized appreciation on
swap contracts
*
$ 1,887,765 - $ –
1 1 1 1 1 1 1 1
Short Duration High Yield
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
**
8,360,532 - –
1 1 1 1 1 1 1 1
* Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.
** The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
High Yield
Swap contracts Credit $ 1,652,008 $ (796,175)
Short Duration High Yield
Futures contracts Interest rate (16,517,173) 16,513,231
Strategic Municipal Opportunities
Futures contracts Interest rate (1,692,052) –

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
3/31/26
Year Ended
3/31/25
High Yield Shares Value Shares Value
Subscriptions:
Class A 78,256,560 $1,108,496,511 83,929,464 $1,259,884,299
Class A - automatic conversion of Class C 7,430 106,070 40,038 606,269
Class C 4,411,517 62,560,152 6,061,764 90,915,556
Class R6 9,933,848 140,940,377 18,791,830 284,285,041
Class I 208,956,209 2,959,339,558 189,015,875 2,829,493,745
Total subscriptions 301,565,564 4,271,442,668 297,838,971 4,465,184,910
Reinvestments of distributions:
Class A 19,180,485 271,536,901 19,551,371 292,313,403
Class C 1,644,145 23,246,064 1,911,323 28,542,437
Class R6 350,336 4,955,214 295,262 4,405,849
Class I 21,791,870 308,678,486 23,792,033 355,973,144
Total reinvestments of distributions 42,966,836 608,416,665 45,549,989 681,234,833
Redemptions:
Class A (146,312,660) (2,073,432,160) (136,329,974) (2,040,369,006)
Class C (16,548,554) (233,898,021) (17,816,792) (266,794,233)
Class C - automatic conversion to Class A (7,438) (106,070) (40,084) (606,269)
Class R6 (17,007,994) (240,366,799) (20,650,622) (309,978,293)
Class I (280,327,445) (3,957,491,358) (254,338,003) (3,793,325,684)
Total redemptions (460,204,091) (6,505,294,408) (429,175,475) (6,411,073,485)
Net increase (decrease) (115,671,691) $(1,625,435,075) (85,786,515) $(1,264,653,742)
Year Ended
3/31/26
Year Ended
3/31/25
Short Duration High Yield Shares Value Shares Value
Subscriptions:
Class A 82,954,683 $778,467,477 56,248,702 $546,822,087
Class A - automatic conversion of Class C 4,924 46,123 2,422 23,630
Class C 4,090,242 38,463,225 3,004,715 29,229,041
Class I 336,988,854 3,169,246,632 233,228,295 2,270,044,853
Total subscriptions 424,038,703 3,986,223,457 292,484,134 2,846,119,611
Reinvestments of distributions:
Class A 6,105,569 57,303,104 4,686,380 45,509,325
Class C 336,065 3,158,399 311,618 3,029,912
Class I 21,273,890 200,056,057 15,761,156 153,303,323
Total reinvestments of distributions 27,715,524 260,517,560 20,759,154 201,842,560
Redemptions:
Class A (60,923,445) (571,734,736) (36,512,883) (355,029,619)
Class C (3,885,642) (36,526,534) (3,903,487) (38,034,810)
Class C - automatic conversion to Class A (4,919) (46,123) (2,419) (23,630)
Class I (262,603,273) (2,468,874,853) (134,162,435) (1,302,485,941)
Total redemptions (327,417,279) (3,077,182,246) (174,581,224) (1,695,574,000)
Net increase (decrease) 124,336,948 $1,169,558,771 138,662,064 $1,352,388,171

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to adjustments related to PREPA bonds, paydowns, taxable market discount, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
3/31/26
Year Ended
3/31/25
Strategic Municipal Opportunities Shares Value Shares Value
Subscriptions:
Class A 7,643,262 $74,785,627 6,682,478 $67,066,165
Class A - automatic conversion of Class C 1,140 11,152 — —
Class C 458,743 4,490,831 338,833 3,399,919
Class I 36,738,543 358,893,926 26,632,598 266,747,738
Total subscriptions 44,841,688 438,181,536 33,653,909 337,213,822
Reinvestments of distributions:
Class A 949,318 9,280,147 860,325 8,617,124
Class C 68,033 664,502 78,851 789,619
Class I 3,638,793 35,590,185 3,292,286 33,010,509
Total reinvestments of distributions 4,656,144 45,534,834 4,231,462 42,417,252
Redemptions:
Class A (8,154,686) (79,726,386) (6,107,556) (61,174,759)
Class C (970,906) (9,479,359) (873,171) (8,738,234)
Class C - automatic conversion to Class A (1,140) (11,152) — —
Class I (36,218,370) (353,345,295) (23,666,949) (237,261,000)
Total redemptions (45,345,102) (442,562,192) (30,647,676) (307,173,993)
Net increase (decrease) 4,152,730 $41,154,178 7,237,695 $72,457,081
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
High Yield
$ 13,123,671,625 $ 290,179,182 $ (1,674,367,609) $ (1,384,188,427)
Short Duration High Yield
6,525,910,154 87,361,070 (377,054,768) (289,693,698)
Strategic Municipal Opportunities
1,129,811,435 20,182,063 (53,769,990) (33,587,927)

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
High Yield
$ 43,769,065 $ 26,542,269 $ — $ (1,384,188,427) $ (2,554,117,537) $ — $ (58,319,048) $ (3,926,313,678)
Short Duration
High Yield
17,393,128 5,128,661 — (289,693,698) (476,014,437) — (25,593,214) (768,779,560)
Strategic
Municipal
Opportunities
5,284,892 1,183,336 — (33,587,927) (167,700,856) — (4,299,955) (199,120,510)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 2, 2026 through March 31, 2026 and paid on April 1, 2026.
3/31/26 3/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
High Yield
$ 654,629,177 $ 70,301,098 $ — $ 713,008,323 $ 92,072,912 $ —
Short Duration High Yield
$ 272,765,429 $ 23,859,604 $ — $ 202,509,676 $ 26,420,374 $ —
Strategic Municipal Opportunities
$ 46,424,064 $ 3,168,937 $ — $ 41,033,166 $ 4,697,735 $ —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
High Yield $ 1,701,254,089 $ 852,863,448 $ 2,554,117,537
Short Duration High Yield 431,252,709 44,761,728 476,014,437
Strategic Municipal Opportunities 82,982,383 84,718,473 167,700,856
Average Daily Net Assets High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
For the first $125 million 0.4000% 0.4000% 0.3500%
For the next $125 million 0.3875 0.3875 0.3375
For the next $250 million 0.3750 0.3750 0.3250
For the next $500 million 0.3625 0.3625 0.3125
For the next $1 billion 0.3500 0.3500 0.3000
For the next $3 billion - - 0.2750
For the next $5 billion - - 0.2500
For the next $8 billion 0.3250 0.3250 -
For the next $5 billion 0.3125 0.3125 -
For the next $5 billion 0.3000 0.3000 -
For net assets over $10 billion - - 0.2375
For net assets over $20 billion 0.2875 0.2875 -

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the annual complex-level fee for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2028, may be terminated or modified prior to that date only with the approval of the Board.
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
High Yield
0.1563%
Short Duration High Yield
0.1563
Strategic Municipal Opportunities
0.1563
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Short Duration High Yield 0.65% July 31, 2028
Strategic Municipal Opportunities 0.64% July 31, 2028

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments.
Information regarding transactions with affiliated companies is as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
High Yield
$ — $ 156,700,900 $ (20,986,208)
Short Duration High Yield
138,102,229 19,562,198 (1,904,623)
Strategic Municipal Opportunities
4,544,208 4,406,112 (659,734)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
High Yield
$ 4,501,402 $ 4,372,817
Short Duration High Yield
2,554,233 2,490,983
Strategic Municipal Opportunities
396,275 382,030
Fund
Commission
Advances
(Unaudited)
High Yield
$ 4,038,597
Short Duration High Yield
2,465,013
Strategic Municipal Opportunities
357,061
Fund
12b-1 Fees
Retained
(Unaudited)
High Yield
$ 494,377
Short Duration High Yield
157,999
Strategic Municipal Opportunities
16,133
Fund
CDSC
Retained
(Unaudited)
High Yield
$ 721,663
Short Duration High Yield
175,960
Strategic Municipal Opportunities
5,414

Notes to Financial Statements
(continued)
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Issue
Value at
3/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
3/31/26
Value at
3/31/26
Dividend
Income
High Yield
Exchange-Traded Funds
Nuveen High Yield Municipal
Income ETF $– $10,561,250 $– $– $(63,750) 425,000 $10,497,500 $72,080
Total $– $10,561,250 $– $– $(63,750) 425,000 $10,497,500 $72,080
Short Duration High Yield
Exchange-Traded Funds
Nuveen High Yield Municipal
Income ETF $23,826,000 $16,585,313 $– $– $(273,813) 1,625,000 $40,137,500 $1,348,760
Total $23,826,000 $16,585,313 $– $– $(273,813) 1,625,000 $40,137,500 $1,348,760
Fund
Maximum
Outstanding
Balance
High Yield
$ 254,300,000
Short Duration High Yield
18,600,000
Strategic Municipal Opportunities
9,600,000

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
High Yield
37 $ 76,381,081 5.15%
Short Duration High Yield
6 10,800,000 4.84
Strategic Municipal Opportunities
8 7,362,415 5.50

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
High Yield
$ —
Short Duration High Yield
—
Strategic Municipal Opportunities
—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors/trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Directors/Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal Trust

Date: August 17, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 17, 2026	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: August 17, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)